                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-08961
                                                 ------------------

                              TIAA-CREF LIFE FUNDS
                              --------------------
               (Exact name of registrant as specified in charter)

                   730 Third Avenue, New York, New York 10017
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Lisa Snow, Esq.
                                  c/o TIAA-CREF
                                730 Third Avenue,
                          New York, New York 10017-3206
                          -----------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-490-9000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2002
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

December 31, 2002                                               [TIAA-CREF LOGO]

Audited financial statements,
including statement of investments


TIAA-CREF LIFE FUNDS





ANNUAL REPORT                                        2002


                                                     GROWTH EQUITY FUND

                                                     GROWTH & INCOME FUND

                                                     INTERNATIONAL EQUITY FUND

                                                     STOCK INDEX FUND

                                                     SOCIAL CHOICE EQUITY FUND

                                                     LARGE-CAP VALUE FUND

                                                     SMALL-CAP EQUITY FUND

                                                     REAL ESTATE SECURITIES FUND

FROM THE VICE CHAIRMAN



[PHOTO OF MARTIN L. LEIBOWITZ]

MARTIN L. LEIBOWITZ


This report contains the performance and financial statements for the TIAA-CREF Life Funds for the year ended December 31, 2002. These funds serve as the underlying investment vehicles for the variable annuity accounts of the Personal Annuity Select, the Single Premium Immediate Annuity, and Flexible Premium Variable Universal Life Insurance Policies.

      During 2002 the Russell 3000(R) Index dropped 21.54%, despite a year-end rally. The Russell 3000 Growth Index, with its large component of technology companies, lost 28.04% during the year. Foreign stocks performed better, but were still in negative territory. The Morgan Stanley EAFE Index, which tracks stocks in Europe, Australasia and the Far East, posted a loss of 15.64%. It has been a painful time for stock investors, and we share the disappointment they feel about these reversals in the market.

      The force driving these events has been the condition of the real economy. The high rates of growth achieved during the late 1990s--which generated stock market returns averaging over 25% for five straight years from 1995-99--have led to excess capacity and reduced corporate earnings in many industries. Accounting scandals and concern about a possible war with Iraq have further shaken investor confidence.

     The pervasive trends in the world economy and its equity markets during 2002 affected virtually every fund or account that invests in stocks, here or abroad, and the TIAA-CREF Life Funds were no exception. The Stock Index Fund, which is designed to track the broad domestic stock market, posted a return of -21.38%, slightly better than its benchmark. The Social Choice Equity Fund changed its benchmark at mid-year from the S&P 500 Index to the Russell 3000 Index, due to the introduction of a new system of social screens, as explained in the prospectus. The fund outperformed both indexes for the year. Individual stock selections allowed the International Equity Fund to outperform its benchmark but caused the Growth Equity Fund and Growth & Income Fund to trail their benchmarks. This report provides details of each fund's holdings and performance as of December 31, 2002.

     While the overall equity market has suffered a serious decline, many individual stock prices have dropped more sharply. Our selection of stocks occurs in a disciplined framework designed to limit exposure to any one company or industry. Many of our equity accounts use TIAA-CREF's Dual Investment Management Strategy(R), which combines active and quantitative methods. This approach enables investors to benefit from the skills of active managers, who conduct in-depth research and analysis to identify individual stocks that may outperform or underperform the fund's benchmark index. At the same time, quantitative managers use financial modeling software and other tools to build a portfolio that reflects the overall risk and investment characteristics of the benchmark.

      As we gain experience with using this method over different market cycles, we make periodic adjustments to improve its efficiency and effectiveness. Our current focus is on achieving greater integration of our active and quantitative management efforts. Our basic application of the methodology, however, remains constant, as does its fundamental purpose: to maintain an optimal balance between risk and opportunity.

      On October 28 we launched three new funds to provide broader diversification to Personal Annuity and Single Premium Immediate Annuity contract owners. These include a large-cap value fund, a small-cap equity fund, and a real estate securities fund. We have not provided commentaries on the new funds' performance because their investment experience has been too brief. Returns for the three accounts using these funds as their underlying investment vehicles can be found on the accompanying insert. Full descriptions of the funds appear in the prospectus that was sent to you last fall.

      During this period, our fixed accounts have helped many contract owners to weather the markets' volatility. These accounts, which guarantee principal and a minimum interest rate, are backed by TIAA-CREF Life's claims-paying ability and also offer the opportunity for additional interest as declared. Combining a fixed account with one or more variable accounts may be an appealing option, and our consultants would be happy to discuss them with you.



/s/ Martin L. Leibowitz


Martin L. Leibowitz
Vice Chairman and
Chief Investment Officer

CONTENTS



TIAA-CREF LIFE FUNDS

     Growth Equity Fund Performance Report ................................    2
     Growth & Income Fund Performance Report ..............................    3
     International Equity Fund Performance Report .........................    4
     Stock Index Fund Performance Report ..................................    5
     Social Choice Equity Fund Performance Report .........................    6

STATEMENT OF INVESTMENTS

     Growth Equity Fund ...................................................    7
     Growth & Income Fund .................................................   12
     International Equity Fund ............................................   17
     Stock Index Fund .....................................................   26
     Social Choice Equity Fund ............................................   50
     Large-Cap Value Fund .................................................   57
     Small-Cap Equity Fund ................................................   60
     Real Estate Securities Fund ..........................................   77

FINANCIAL STATEMENTS

     Report of Management Responsibility ..................................   78
     Report of the Audit Committee ........................................   79
     Statements of Assets and Liabilities .................................   80
     Statements of Operations .............................................   82
     Statements of Changes in Net Assets ..................................   84
     Financial Highlights .................................................   86
     Notes to Financial Statements ........................................   88
     Report of Independent Auditors .......................................   92
     Trustees and Officers ................................................   93

PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES ................................. INSIDE BACK COVER


The Investment Company Act of 1940 requires the TIAA-CREF Life Separate Account VA-1 and Separate Account VLI-1 to provide their contract owners with an annual report on the financial condition and portfolio holdings of the funds in which the accounts invest. The funding vehicles for the accounts are the TIAA-CREF Life Funds. A semiannual report is also provided each year towards the end of August.

Beginning with the 2003 Semiannual Report, we will include commentaries on the performance of the three new TIAA-CREF Life Funds that were launched on October 28, 2002. These new funds--Large-Cap Value Fund, Small-Cap Equity Fund and Real Estate Securities Fund--can be used as funding vehicles for the Personal Annuity Select and Single Premium Immediate Annuities. Information about these funds and their holdings appears in the Statement of Investments and the Financial Statements. There are no performance commentaries or graphs for the new funds because their investment experience has been too brief.

(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017






FUND MANAGEMENT: The TIAA-CREF Life Funds are managed by Teachers Advisors, Inc.

GROWTH EQUITY FUND                        TIAA-CREF
                                          LIFE FUNDS


PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy(R). Quantitative managers aim to exceed the fund's benchmark, the Russell 1000(R) Growth Index, with low relative volatility. Active managers focus on stocks of rapidly growing companies.

o Active managers may select foreign investments. Foreign securities are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN 2002

The Growth Equity Fund posted a total return of -30.01% for 2002, compared with -28.04% for the Russell 3000 Growth Index, its benchmark during the first three quarters of the year, and -27.88% for the Russell 1000 Growth Index, the fund's benchmark for the last quarter. The average similar fund returned -27.72%, as measured by the Morningstar Large Growth category.

      While the slow recovery in the United States contributed to a decline in domestic stocks in general during the year, growth stocks were especially hard hit. Losses in the technology sector intensified the decline among growth stocks.

      Throughout the year, the account's sector allocations were roughly in line with those of the benchmark, which helped to control risk exposure. The fund lagged its benchmark primarily because of several individual stock selections that did not perform as expected. Performance relative to the benchmark was helped by holdings that included Avon Products, managed care companies Tenet Healthcare (which did well early in the year) and Anthem, and energy firm Apache. Underweight positions in AT&T Wireless Services, Electronic Data Systems and Bristol-Myers Squibb also enhanced relative performance.

      These positive factors were more than offset by holdings in Tyco, Sprint PCS Group, Agere Systems and Microsoft. Underweight positions in Merck, Coca-Cola, Philip Morris and wireless company Qualcomm also detracted from relative performance.

      As of October 1, 2002, the fund's benchmark was changed from the Russell 3000 Growth Index to the Russell 1000 Growth Index. Since the two Russell indexes have an overlap of about 93%, there will be considerable continuity in the fund's portfolio.

INVESTMENT OBJECTIVE

The Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.



$10,000 OVER LIFE OF FUND

[LINE GRAPH]


                                             Lipper
                              Russell        Growth         Morningstar
               Growth         3000           Fund           Large
Date           Equity         Growth         Index          Growth
Apr 00     $   10000      $   10000      $   10000       $   10000
Apr 00          9576           9486           9500            9361
May 00          9022           8984           9081            8795
Jun 00          9752           9697           9583            9484
Jul 00          9308           9263           9370            9283
Aug 00         10233          10110          10070           10125
Sep 00          9240           9184           9455            9506
Oct 00          8819           8728           9189            9002
Nov 00          7482           7421           8207            7788
Dec 00          7271           7231           8306            7833
Jan 2001        7738           7736           8523            8032
Feb 2001        6359           6441           7535            6874
Mar 2001        5628           5748           6942            6189
Apr 2001        6359           6474           7593            6835
May 2001        6283           6396           7584            6770
Jun 2001        6145           6273           7427            6599
Jul 2001        5953           6090           7222            6349
Aug 2001        5428           5600           6718            5843
Sep 2001        4850           5018           5995            5217
Oct 2001        5110           5295           6216            5452
Nov 2001        5628           5799           6746            5955
Dec 2001        5612           5812           6812            5993
Jan 2002        5501           5702           6644            5865
Feb 2002        5220           5456           6380            5591
Mar 2002        5420           5664           6667            5832
Apr 2002        4967           5225           6316            5468
May 2002        4832           5086           6234            5341
Jun 2002        4332           4618           5730            4901
Jul 2002        4071           4333           5311            4524
Aug 2002        4087           4345           5354            4529
Sep 2002        3660           3902           4836            4143
Oct 2002        3998           4260           5228            4445
Nov 2002        4225           4492           5521            4648
Dec 2002        3928           4181           5164            4332




TEN LARGEST HOLDINGS AS OF 12/31/2002

                                                PERCENT OF
     COMPANY                                    NET ASSETS      MARKET VALUE
     Microsoft Corp                                5.68          $2,300,650

     General Electric Co                           4.67           1,893,578

     Pfizer, Inc                                   4.46           1,809,744

     Johnson & Johnson                             3.78           1,530,735

     Intel Corp                                    3.11           1,259,613

     Cisco Systems, Inc                            2.78           1,125,015

     Fannie Mae                                    2.52           1,022,847

     PepsiCo, Inc                                  2.44             987,948

     International Business                        2.42             982,623
       Machines Corp

     Amgen, Inc                                    2.37             961,193


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                         AVERAGE ANNUAL COMPOUND       CUMULATIVE RATES OF
                                         RATES OF TOTAL RETURN(1)        TOTAL RETURN(1)          2002      NET ASSETS
                                                        SINCE                        SINCE       ACTUAL        (in
                                          1 YEAR     INCEPTION(2)     1 YEAR     INCEPTION(2)   EXPENSES     millions)
GROWTH EQUITY FUND                        -30.01%       -28.78%       -30.01%       -60.72%      0.25%(3)    $   40.54
Russell 1000(R) Growth Index (4)          -27.88        -27.31        -27.88        -58.44         --               --
Russell 3000(R) Growth Index (4)          -28.04        -27.18        -28.04        -58.18         --               --
Morningstar Large Growth category         -27.72        -24.94        -27.72        -54.40         --               --
Lipper Growth Fund Index                  -24.20        -21.36        -24.20        -48.35         --               --

----------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Growth Equity Fund was 4/3/2000.

(3) Effective October 28, 2002, Teachers Advisors, Inc., the fund's investment manager, eliminated the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses.

(4) Russell 1000(R) Growth Index and Russell 3000(R) Growth Index (Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company).


2   2002 ANNUAL REPORT TIAA-CREF Life Funds

GROWTH & INCOME FUND                      TIAA-CREF
                                          LIFE FUNDS


PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy(R). Quantitative managers aim to exceed the fund's benchmark, the S&P 500(R) Index, with low relative volatility. Active managers buy stocks believed to be attractively priced that show growth potential and offer a stream of income.

o Occasionally acquires stocks of foreign-based companies not in the benchmark. Foreign securities are subject to special risks including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN 2002

The Growth & Income Fund posted a return of -23.95% for 2002, compared with -22.10% for its benchmark, the S&P 500 Index, and the -22.02% average return of similar funds as measured by Morningstar Large Blend category.

      With the U.S. business recovery faltering, the stocks tracked by the S&P 500 Index dropped steeply during much of the year. A year-end rally failed to erase earlier losses. All ten sectors of the index registered declines during 2002; they ranged from 6.31% for consumer staples to 37.57% for information technology. Heavy losses were also sustained by the telecommunications sector, down 35.89%, and utilities, which lost 32.99%.

      We used a defensive strategy during the year, increasing our holdings in companies that combined strong business fundamentals, sound management, and attractive share prices. We limited our exposure in stocks that appeared to be more speculative. This strategy worked well during the third quarter, which saw the year's sharpest declines, but it prevented our fully participating in the rally of the fourth quarter, when beaten-down stocks like Lucent and Hewlett-Packard staged unexpectedly strong comebacks.

      The fund's performance, relative to the benchmark, benefited from holdings that spanned many industries, including Nissan Motor, health-care companies Aetna and UnitedHealth Group, energy companies Burlington Resources and Apache, insurer Safeco, and financial services companies Bank of America and U.S. Bancorp.

      These positive results were more than offset by other positions. These included Tyco International, which was dropped from the index during the year. Also detracting from relative performance were holdings in drug makers that included King Pharmaceuticals and Wyeth, as well as Sprint PCS, Ciena, AT&T Wireless and other technology and telecommunications companies.

INVESTMENT OBJECTIVE

The Growth & Income Fund seeks a favorable long-term return through capital appreciation and investment income, primarily from income-producing securities.



$10,000 OVER LIFE OF FUND

[LINE GRAPH]


                                                                   LIPPER
                 GROWTH &        S&P             MORNINGSTAR       GROWTH &
                 INCOME          500 (R)         LARGE BLEND       INCOME
DATE             FUND            INDEX           CATEGORY          FUND INDEX
APR 00          $10000           $10000           $10000             $10000
APR 00            9713             9699             9679               9822
MAY 00            9504             9500             9438               9786
JUN 00            9765             9734             9724               9748
JUL 00            9661             9582             9582               9713
AUG 00           10287            10177            10216              10318
SEP 00            9713             9640             9728              10035
OCT 00            9653             9599             9610              10064
NOV 00            8844             8842             8821               9512
DEC 00            8897             8886             8953               9872
JAN 2001          9195             9201             9189              10071
FEB 2001          8331             8362             8379               9528
MAR 2001          7753             7832             7825               9096
APR 2001          8353             8441             8429               9704
MAY 2001          8410             8498             8463               9828
JUN 2001          8176             8291             8243               9589
JUL 2001          8082             8209             8104               9504
AUG 2001          7557             7695             7620               9066
SEP 2001          6983             7074             6980               8337
OCT 2001          7130             7209             7142               8443
NOV 2001          7659             7762             7663               8992
DEC 2001          7728             7830             7742               9139
JAN 2002          7538             7715             7597               9006
FEB 2002          7344             7567             7433               8947
MAR 2002          7648             7851             7718               9297
APR 2002          7195             7375             7319               8947
MAY 2002          7096             7321             7246               8935
JUN 2002          6558             6799             6777               8351
JUL 2002          6032             6269             6264               7686
AUG 2002          6090             6310             6298               7762
SEP 2002          5472             5624             5699               6977
OCT 2002          5930             6119             6089               7434
NOV 2002          6261             6479             6378               7845
DEC 2002          5877             6098             6037               7504



TEN LARGEST HOLDINGS AS OF 12/31/2002

                                                 PERCENT OF
     COMPANY                                     NET ASSETS     MARKET VALUE
     Microsoft Corp                                 4.57         $2,356,538

     Pfizer, Inc                                    3.55          1,827,903

     Citigroup, Inc                                 3.40          1,753,377

     Johnson & Johnson                              3.17          1,633,966

     ExxonMobil Corp                                3.13          1,613,844

     International Business                         2.88          1,487,070
       Machines Corp

     General Electric Co                            2.51          1,293,034

     Bank of America Corp                           2.50          1,290,663

     Verizon Communications, Inc                    2.50          1,289,794

     Cisco Systems, Inc                             2.39          1,230,234


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                         AVERAGE ANNUAL COMPOUND       CUMULATIVE RATES OF
                                         RATES OF TOTAL RETURN(1)        TOTAL RETURN(1)          2002      NET ASSETS
                                                        SINCE                        SINCE       ACTUAL        (in
                                          1 YEAR     INCEPTION(2)     1 YEAR     INCEPTION(2)   EXPENSES     millions)
GROWTH & INCOME FUND                      -23.95%       -17.55%       -23.95%       -41.23%      0.23%(3)    $   51.55
S&P 500(R)Index                           -22.10        -16.47        -22.10        -39.02         --               --
Morningstar Large Blend category          -22.02        -15.25        -22.02        -34.31         --               --
Lipper Growth & Income Fund Index         -17.89        -9.91         -17.89        -24.95         --               --

----------

(1) Past performance should not be taken as a guarantee of the same future rates of return from the Growth & Income Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Growth & Income Fund was 4/3/2000.

(3) Effective October 28, 2002, Teachers Advisors, Inc., the fund's investment manager, eliminated the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses.


                                     TIAA-CREF Life Funds 2002 ANNUAL REPORT   3

INTERNATIONAL EQUITY FUND                 TIAA-CREF
                                          LIFE FUNDS


PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy(R). Quantitative managers aim to exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index, with low relative volatility. Active managers focus on stocks of companies that we believe have strong management and excellent growth prospects.

o Investments in foreign securities are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN 2002

The International Equity Fund returned -14.40% for the year, compared with -15.64% for its benchmark, the Morgan Stanley EAFE Index, and the -16.34% average return for similar funds as measured by the Morningstar Foreign Stock category.

      Despite a year-end rally in many world stock markets, the third-quarter decline in all three regions tracked by the EAFE Index left it with a loss for the year. Low levels of growth in many nations, particularly Germany and Japan, two of the world's largest economies, contributed to the decline.

      We limited the fund's risk exposure by keeping its holdings roughly in line with the regional and sector segments of the benchmark. The fund's managers sought additional value by selecting companies they believed had superior prospects or whose stocks appeared undervalued.

      Our stock selections in the European region helped the fund's performance. They included holdings in British American Tobacco and other consumer stocks, in Swiss health-care company Centerpulse, and in Dutch energy firm IHC Caland, as well as underweight positions in such firms as Elan in Ireland and Ericsson in Sweden. These more than compensated for several European holdings that did less well, including Dutch retailer Ahold and British music company EMI.

      The fund's return for the year, relative to the benchmark's, was hurt by several holdings in Japan and Australia. These included Hankyu Department Stores, Nippon Television, Nintendo, and Brambles Industries. These were more than offset by positive results from holdings that included Japanese appliance firm Rinnai and Australian food producer Goodman Fielder.

INVESTMENT OBJECTIVE

The International Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities of foreign issuers.



$10,000 OVER LIFE OF FUND

[LINE GRAPH]


                                                            MORNINGSTAR
                 INTERNATIONAL       MS EAFE     LIPPER       FOREIGN
DATE                EQUITY            INDEX     INTERNAT       STOCK
APR 00              10000             10000       10000         10000
APR 00               9092              9474        9366          9317
MAY 00               8508              9242        9108          8995
JUN 00               8938              9604        9530          9412
JUL 00               8477              9201        9221          9089
AUG 00               8706              9281        9377          9275
SEP 00               8135              8829        8831          8751
OCT 00               7850              8621        8530          8389
NOV 00               7293              8297        8170          7964
DEC 00               7576              8592        8475          8234
JAN 2001             7501              8595        8525          8286
FEB 2001             6851              7953        7927          7651
MAR 2001             6391              7412        7369          7043
APR 2001             6798              7921        7817          7508
MAY 2001             6559              7628        7628          7319
JUN 2001             6276              7315        7413          7056
JUL 2001             6148              7136        7220          6839
AUG 2001             5989              6971        7075          6646
SEP 2001             5370              6293        6304          5912
OCT 2001             5574              6471        6475          6092
NOV 2001             5724              6675        6716          6343
DEC 2001             5772              6720        6836          6428
JAN 2002             5467              6368        6560          6170
FEB 2002             5512              6412        6652          6192
MAR 2002             5848              6759        7003          6519
APR 2002             5857              6800        7053          6547
MAY 2002             5938              6909        7153          6619
JUN 2002             5736              6634        6871          6351
JUL 2002             5185              5979        6185          5736
AUG 2002             5158              5966        6190          5708
SEP 2002             4634              5387        5524          5107
OCT 2002             4898              5676        5810          5328
NOV 2002             5096              5934        6085          5556
DEC 2002             4941              5735        5890          5378


TEN LARGEST HOLDINGS AS OF 12/31/2002

                                                        PERCENT OF
     COMPANY                            COUNTRY         NET ASSETS  MARKET VALUE
     BP Plc                             United Kingdom     2.40       $809,191
     Vodafone Group plc                 United Kingdom     2.13        717,172
     Royal Dutch Petroleum Co           Netherlands        1.98        667,423
     Royal Bank of Scotland Group plc   United Kingdom     1.83        617,401
     GlaxoSmithKline plc                United Kingdom     1.74        585,391
     Total Fina Elf S.A.                France             1.58        532,731
     UBS AG. (Regd)                     Switzerland        1.57        528,385
     HSBC Holdings plc                  United Kingdom     1.56        525,496
     Roche Holdings AG.                 Switzerland        1.55        523,664
     Nokia Oyj                          Finland            1.39        469,480



PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                         AVERAGE ANNUAL COMPOUND       CUMULATIVE RATES OF
                                         RATES OF TOTAL RETURN(1)        TOTAL RETURN(1)          2002      NET ASSETS
                                                        SINCE                        SINCE       ACTUAL        (in
                                          1 YEAR     INCEPTION(2)     1 YEAR     INCEPTION(2)   EXPENSES     millions)
INTERNATIONAL EQUITY FUND                 -14.40%       -22.59%       -14.40%       -50.59%      0.29%(3)    $   33.74
Morgan Stanley EAFE Index (4)             -15.64        -18.57        -15.64        -43.14         --               --
Morningstar Foreign Stock category        -16.34        -19.00        -16.34        -43.02         --               --
Lipper International Fund Index           -13.83        -17.50        -13.83        -41.08         --               --

----------

(1) Past performance should not be taken as a guarantee of the same future rates of return from the International Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the International Equity Fund was 4/3/2000.

(3) Effective October 28, 2002, Teachers Advisors, Inc., the fund's investment manager, eliminated the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses.

(4) From May 31, 2001 through May 31, 2002, MSCI published two official versions of this index, a "standard" and a "provisional," in order to provide a transition to a new way of calculating the index. We adopted the "provisional" version on July 1, 2001, and the returns shown above include "provisional" data from July 1, 2001 through May 31, 2002. As of June 1, 2002, the index was once again available in only one version.


4   2002 ANNUAL REPORT TIAA-CREF Life Funds

STOCK INDEX FUND                          TIAA-CREF
                                          LIFE FUNDS


PORTFOLIO PROFILE

-     Benchmarked to the Russell 3000(R) Index.

- May use a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000 Index without actually investing in all stocks in the index.

PERFORMANCE IN 2002

The Stock Index Fund posted a return of -21.38% for 2002, slightly ahead of the -21.54% return of its benchmark, the Russell 3000 Index. By definition, the index does not factor in any charge for expenses.

Although equity investors had looked towards 2002 with optimism, the Russell 3000 Index, which reflects about 98% of the U.S. equity market, suffered losses during the year that were greater than those of 2000 and 2001 combined. Nearly two-thirds of all stocks in the Russell 3000 finished in negative territory, and almost a fifth of them declined more than 50%. In general, growth stocks were harder hit than value stocks, as evidenced by the 28.04% decline in the Russell 3000 Growth Index versus the 15.18% drop in the Russell 3000 Value Index.

Several factors contributed to last year's lackluster performance, but the main problems were a less-than-robust economic recovery and falling corporate earnings. With profits low, business spending plans were scaled back, and unemployment rose. Other factors also contributed to the market's decline: higher energy prices, which eroded consumer purchasing power; corporate governance and accounting scandals; and the threat of war with Iraq.

In November, the Federal Reserve's surprise half-point cut in short-term interest rates, together with the promise of an economic stimulus package from Washington, encouraged stock investors and sent the Russell 3000 up 8.02% during the fourth quarter. The gains, however, were not nearly enough to erase the year's losses.

Index portfolios, which seek to match the risk/return profile of the market, generally perform accordingly, with differences due to slight deviations between a fund's holdings and those of its benchmark, the size of a fund's cash holdings, or both. In addition, indexes, by definition, do not charge annual expenses.

INVESTMENT OBJECTIVE

The Stock Index Fund seeks a favorable long-term return mainly from capital appreciation, by investing in a portfolio of equity securities selected to track the overall U.S. equity markets.



$10,000 OVER LIFE OF FUND

                                  [LINE GRAPH]



                  STOCK          RUSSELL
                  INDEX          3000 (R)
DATE              FUND           INDEX(4)
JAN 99          $  10000       $  10000
JAN 99             10380          10340
FEB 99             10035           9973
MAR 99             10392          10339
APR 99             10845          10806
MAY 99             10626          10601
JUN 99             11175          11136
JUL 99             10848          10799
AUG 99             10741          10676
SEP 99             10461          10403
OCT 99             11098          11056
NOV 99             11401          11365
DEC 99             12120          12090
JAN 00             11629          11616
FEB 00             11730          11724
MAR 00             12630          12643
APR 00             12205          12197
MAY 00             11874          11854
JUN 00             12221          12205
JUL 00             12010          11990
AUG 00             12910          12879
SEP 00             12318          12296
OCT 00             12159          12121
NOV 00             11044          11003
DEC 00             11226          11188
JAN 01             11607          11571
FEB 01             10551          10514
MAR 01              9868           9828
APR 01             10651          10617
MAY 01             10735          10702
JUN 01             10539          10505
JUL 01             10370          10332
AUG 01              9759           9722
SEP 01              8899           8864
OCT 01              9104           9070
NOV 01              9803           9769
DEC 01              9941           9906
JAN 02              9815           9782
FEB 02              9616           9582
MAR 02             10030          10002
APR 02              9510           9477
MAY 02              9400           9368
JUN 02              8725           8693
JUL 02              8042           8002
AUG 02              8079           8040
SEP 02              7237           7195
OCT 02              7810           7768
NOV 02              8282           8238
DEC 02              7815           7772

TEN LARGEST HOLDINGS AS OF 12/31/2002

                                              PERCENT OF
  COMPANY                                     NET ASSETS     MARKET VALUE
     General Electric Co                            2.64         $2,347,863
     ExxonMobil Corp                                2.59          2,298,738
     Microsoft Corp                                 2.53          2,248,175
     Pfizer, Inc                                    2.09          1,851,839
     Citigroup, Inc                                 2.00          1,779,163
     Johnson & Johnson                              1.77          1,570,050
     Wal-Mart Stores, Inc                           1.51          1,336,545
     American International Group, Inc              1.45          1,289,013
     International Business Machines Corp           1.45          1,286,578
     Merck & Co, Inc                                1.40          1,241,966

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                         AVERAGE ANNUAL COMPOUND       CUMULATIVE RATES OF
                                         RATES OF TOTAL RETURN(1)        TOTAL RETURN(1)          2002      NET ASSETS
                                                        SINCE                        SINCE       ACTUAL        (in
                                          1 YEAR     INCEPTION(2)     1 YEAR     INCEPTION(2)   EXPENSES     millions)
----------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUND                          -21.38%       -5.97%        -21.38%       -21.85%      0.07%(3)    $   88.78
Russell 3000(R)Index(4)                   -21.54        -6.11         -21.54        -22.27         --               --
----------------------------------------------------------------------------------------------------------------------

----

(1) Past performance should not be taken as a guarantee of the same future rates of return from the Stock Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Stock Index Fund was 1/4/1999.

(3) Effective October 28, 2002, Teachers Advisors, Inc., the fund's investment manager, eliminated the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Also on that date, expenses on the fund were further reduced to 0.06%.

(4) Russell 3000 is a trademark and a service mark of the Frank Russell Company.


                                     TIAA-CREF Life Funds 2002 ANNUAL REPORT   5

SOCIAL CHOICE EQUITY FUND                 TIAA-CREF
                                          LIFE FUNDS


PORTFOLIO PROFILE

o Effective July 1, 2002, the account invests primarily in stocks from the Russell 3000 that pass two kinds of social screens:

            First, the account excludes certain companies based on revenues derived from involvement with alcohol, tobacco, gambling, weapons production, or nuclear power.

            The remaining companies are then evaluated and selected based on additional criteria, such as respect for the environment and for human rights, charitable giving, fair labor and governance practices, quality products, and leadership in research and development.

o The new screens combine exclusionary screens with a more qualitative process for evaluating companies with respect to social criteria.

PERFORMANCE IN 2002

The Social Choice Equity Fund posted a return of -20.68% for 2002, compared with -22.10 % for the S&P 500, its benchmark for the first half of the year, and -21.54% for the Russell 3000 Index, its benchmark for the second half. The average return of similar funds was -22.02%, as measured by the Morningstar Large Blend category. The benchmark and Morningstar do not screen investments for social criteria.

      Prior to July 1, 2002, the fund's screens excluded companies that: 1) failed to adhere to sound environmental practices; 2) operated in Northern Ireland without complying with certain acts and principles; 3) had significant involvement in weapons manufacturing; 4) had significant involvement in gambling operations; 5) produced and marketed alcohol or tobacco; or 6) produced nuclear energy. On July 1 we began using a new set of social screens, as described in the portfolio profile above.

      During 2002, the fund's social screens boosted performance relative to the benchmark's by preventing ownership of a number of companies that underperformed the broader markets. These included Tyco International, General Electric, El Paso Corporation, Wyeth and Duke Energy. However, the screens also detracted from the fund's performance by preventing ownership of several well-performing stocks, including ExxonMobil, Royal Dutch Petroleum, Pharmacia, Anheuser-Busch, and Lockheed Martin.

INVESTMENT OBJECTIVE

The Social Choice Equity Fund seeks favorable long-term returns that track the investment performance of the U.S. stock market while giving special consideration to certain social criteria.



$10,000 OVER LIFE OF FUND

[LINE GRAPH]

[PLOT POINTS TO COME]



Date       Social Choice      S&P 500    Lipper growth/income   Morningstar Large Blend

APR 00       $ 10000         $ 10000          $ 10000                   $ 10000
APR 00          9727            9699             9822                      9679
MAY 00          9584            9500             9786                      9438
JUN 00          9843            9734             9748                      9724
JUL 00          9723            9582             9713                      9582
AUG 00         10258           10177            10318                     10216
SEP 00          9723            9640            10035                      9728
OCT 00          9656            9599            10064                      9610
NOV 00          8944            8842             9512                      8821
DEC 00          9098            8886             9872                      8953
JAN 2001        9384            9201            10071                      9189
FEB 2001        8497            8362             9528                      8379
MAR 2001        7990            7832             9096                      7825
APR 2001        8523            8441             9704                      8429
MAY 2001        8558            8498             9828                      8463
JUN 2001        8325            8291             9589                      8243
JUL 2001        8299            8209             9504                      8104
AUG 2001        7804            7695             9066                      7620
SEP 2001        7221            7074             8337                      6980
OCT 2001        7370            7209             8443                      7142
NOV 2001        7884            7762             8992                      7663
DEC 2001        7941            7830             9139                      7742
JAN 2002        7841            7715             9006                      7597
FEB 2002        7679            7567             8947                      7433
MAR 2002        7991            7851             9297                      7718
APR 2002        7575            7375             8947                      7319
MAY 2002        7521            7321             8935                      7246
JUN 2002        6951            6799             8351                      6777
JUL 2002        6404            6259             7686                      6264
AUG 2002        6439            6288             7762                      6298
SEP 2002        5807            5627             6977                      5699
OCT 2002        6292            6075             7434                      6089
NOV 2002        6655            6443             7845                      6378
DEC 2002        6299            6079             7504                      6037

TEN LARGEST HOLDINGS AS OF 12/31/2002

                                                   PERCENT OF
     COMPANY                                       NET ASSETS    MARKET VALUE
     Microsoft Corp                                   2.87         $651,420

     Merck & Co, Inc                                  2.75          622,710

     Johnson & Johnson                                2.63          596,987

     American International Group, Inc                2.17          491,725

     Procter & Gamble Co                              1.97          446,888

     Bank of America Corp                             1.84          417,420

     International Business Machines Corp             1.78          403,000

     Coca-Cola Co                                     1.60          363,706

     Wells Fargo & Co                                 1.47          332,777

     Verizon Communications, Inc                      1.45          328,445



PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                         AVERAGE ANNUAL COMPOUND       CUMULATIVE RATES OF
                                         RATES OF TOTAL RETURN(1)        TOTAL RETURN(1)          2002      NET ASSETS
                                                        SINCE                        SINCE       ACTUAL        (in
                                          1 YEAR     INCEPTION(2)     1 YEAR     INCEPTION(2)   EXPENSES     millions)
SOCIAL CHOICE EQUITY FUND                 -20.68%       -15.45%       -20.68%       -37.01%      0.17%(3)    $   22.68
S&P 500(R)Index                           -22.10        -16.47        -22.10        -39.02         --               --
Russell 3000(R)Index                      -21.54        -16.22        -21.54        -38.52         --               --
Morningstar Large Blend category          -22.02        -15.25        -22.02        -34.31         --               --
Lipper Growth & Income Fund Index         -17.89        -9.91         -17.89        -24.95         --               --

----------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Social Choice Equity Fund was 4/3/2000.

(3) Effective October 28, 2002, Teachers Advisors, Inc., the fund's investment manager, eliminated the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Also on that date, expenses on the fund were further reduced to 0.07%.


6   2002 ANNUAL REPORT TIAA-CREF Life Funds

       Statement of Investments - GROWTH EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
COMMON STOCK--99.22%
  AEROSPACE AND DEFENSE--0.35%
       300     *Alliant Techsystems, Inc...............  $    18,705
     2,300     Boeing Co...............................       75,877
       400     General Dynamics Corp...................       31,748
       100     *PanAmSat Corp..........................        1,464
       462     PerkinElmer, Inc........................        3,812
       200     Rockwell Collins, Inc...................        4,652
       625     *Titan Corp.............................        6,500
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                   142,758
                                                         -----------
 BASIC INDUSTRIES--0.90%
       700     Avery Dennison Corp.....................       42,756
       100     Ball Corp...............................        5,119
       700     Black & Decker Corp.....................       30,023
       200     Consol Energy, Inc......................        3,456
       200     D.R. Horton, Inc........................        3,470
     1,200     Ecolab, Inc.............................       59,400
       100     Fluor Corp..............................        2,800
       300     *Jacobs Engineering Group, Inc..........       10,680
     2,500     Kimberly-Clark Corp.....................      118,675
       200     Masco Corp..............................        4,210
        35     Monsanto Co.............................          674
     1,099     Newmont Mining Corp.....................       31,933
       700     *Sealed Air Corp........................       26,110
       200     *Shaw Group, Inc........................        3,290
       100     Sigma-Aldrich Corp......................        4,870
       400     Stanley Works...........................       13,832
       100     Valspar Corp............................        4,418
                                                         -----------
               TOTAL BASIC INDUSTRIES                        365,716
                                                         -----------
 CONSUMER CYCLICAL--10.49%
       400     *99 Cents Only Stores...................       10,744
       800     *Abercrombie & Fitch Co (Class A).......       16,368
       100     *Advance Auto Parts.....................        4,890
       425     *American Eagle Outfitters, Inc.........        5,857
       500     Applebee's International, Inc...........       11,596
     2,800     *Bed Bath & Beyond, Inc.................       96,684
       600     *Big Lots, Inc..........................        7,938
       100     Blockbuster, Inc (Class A)..............        1,225
       900     *Brinker International, Inc.............       29,025
       200     Callaway Golf Co........................        2,650
       400     *Catalina Marketing Corp................        7,400
       200     *CEC Entertainment, Inc.................        6,140
       500     *Chico's FAS, Inc.......................        9,455
    10,380     *Clear Channel Communications, Inc......      387,070
       862     *Coach, Inc.............................       28,377
       100     *Columbia Sportswear Co.................        4,442
     1,000     *Comcast Corp...........................       23,570
       200     *Comcast Corp Special...................        4,518
       600     *Copart, Inc............................        7,110
        30     *Cox Communications, Inc (Class A)......          852
       200     *Cox Radio, Inc (Class A)...............        4,562
       100     *Cumulus Media, Inc (Class A)...........        1,487
     1,600     Darden Restaurants, Inc.................       32,720
     2,600     Dollar General Corp.....................       31,070
     1,100     *Dollar Tree Stores, Inc................       27,027
       200     Donaldson Co, Inc.......................        7,200
       300     Dow Jones & Co, Inc.....................       12,969
       300     *Entercom Communications Corp...........       14,076
       200     *Extended Stay America, Inc.............        2,950
     1,500     Family Dollar Stores, Inc...............       46,815
       500     Foot Locker, Inc........................        5,250
       600     *Fox Entertainment Group, Inc (Class
                 A)....................................       15,558

   SHARES                                                   VALUE
   ------                                                   -----
     1,100     *Gemstar-TV Guide International, Inc....  $     3,575
       100     *Genesisintermedia, Inc.................            0
       700     *Gentex Corp............................       22,148
       500     Graco, Inc..............................       14,325
     2,900     Harley-Davidson, Inc....................      133,980
       200     Harman International Industries, Inc....       11,900
       400     Harte-Hanks, Inc........................        7,468
       400     *Hispanic Broadcasting Corp.............        8,220
     3,600     *International Game Technology..........      273,312
       100     International Speedway Corp (Class A)...        3,729
     2,800     *Kohl's Corp............................      156,660
       400     *Krispy Kreme Doughnuts, Inc............       13,508
       500     *Lamar Advertising Co...................       16,825
       600     Leggett & Platt, Inc....................       13,464
     1,600     Limited Brands, Inc.....................       22,288
       110     *Lin TV Corp (Class A)..................        2,679
       700     Maytag Corp.............................       19,950
     1,600     McGraw-Hill Cos, Inc....................       96,704
       200     *Metro-Goldwyn-Mayer, Inc...............        2,600
       600     *Michaels Stores, Inc...................       18,780
       500     *Mohawk Industries, Inc.................       28,475
       200     *MSC Industrial Direct Co (Class A).....        3,550
       900     New York Times Co (Class A).............       41,157
       600     Nike, Inc (Class B).....................       26,682
       203     Omnicom Group, Inc......................       13,114
       285     *O'Reilly Automotive, Inc...............        7,208
       300     Outback Steakhouse, Inc.................       10,332
       300     *Performance Food Group Co..............       10,188
       300     Pier 1 Imports, Inc.....................        5,679
       200     *Pixar, Inc.............................       10,598
       200     Polaris Industries, Inc.................       11,720
       400     *Radio One, Inc (Class D)...............        5,772
       300     Reader's Digest Association, Inc (Class
                 A)....................................        4,530
       100     Regal Entertainment Group (Class A).....        2,142
       300     *Rent-A-Center, Inc.....................       14,985
       800     Ross Stores, Inc........................       33,912
       600     Ruby Tuesday, Inc.......................       10,374
       100     *Scholastic Corp........................        3,595
       100     *Scotts Co (Class A)....................        4,904
       300     Scripps (E.W.) Co (Class A).............       23,085
       200     *Sonic Automotive, Inc..................        2,974
     3,700     *Starbucks Corp.........................       75,406
     9,600     Starwood Hotels & Resorts Worldwide,
                 Inc...................................      227,904
       200     Talbots, Inc............................        5,506
     8,600     Target Corp.............................      258,000
       500     *The Cheesecake Factory, Inc............       18,075
     1,043     Tiffany & Co............................       24,938
       200     *Timberland Co (Class A)................        7,122
     5,100     TJX Cos, Inc............................       99,552
     1,500     *U.S.A. Interactive, Inc................       34,290
        88     *Univision Communications, Inc (Class
                 A)....................................        2,156
    10,526     *Viacom, Inc (Class B)..................      429,080
    18,828     Wal-Mart Stores, Inc....................      951,002
       700     Wendy's International, Inc..............       18,949
       700     *Westwood One, Inc......................       26,152
       400     Wiley (John) & Sons, Inc (Class A)......        9,604
       800     *Williams-Sonoma, Inc...................       21,720
     3,530     *Yahoo!, Inc............................       57,723
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     4,251,865
                                                         -----------
 CONSUMER NON-CYCLICAL--13.76%
       400     *Amazon.Com, Inc........................        7,556
     3,500     Anheuser-Busch Cos, Inc.................      169,400
       300     *Aramark Corp (Class B).................        7,050

                       See Notes To Financial Statements
                                     2002 ANNUAL REPORT TIAA-CREF Life Funds   7

       Statement of Investments - GROWTH EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
     7,900     Avon Products, Inc......................  $   425,573
       100     Barnes & Noble, Inc.....................        1,807
    10,650     *Best Buy Co, Inc.......................      257,198
       700     *BJ's Wholesale Club, Inc...............       12,810
       300     Brown-Forman Corp (Class B).............       19,608
       694     *Carmax, Inc............................       12,409
       522     *CDW Computer Centers, Inc..............       22,890
       200     Church & Dwight Co, Inc.................        6,086
       300     Circuit City Stores, Inc (Circuit City
                 Group)................................        2,226
       800     Clorox Co...............................       33,000
    14,048     Coca-Cola Co............................      615,583
     4,551     Colgate-Palmolive Co....................      238,609
       300     *Constellation Brands, Inc (Class A)....        7,113
     2,200     *Costco Wholesale Corp..................       61,732
       500     Dial Corp...............................       10,185
         1     *Dianon Systems, Inc....................           21
       200     Dreyer's Grand Ice Cream, Inc...........       14,192
     1,400     *eBay, Inc..............................       94,948
       100     *Energizer Holdings, Inc................        2,790
       700     Estee Lauder Cos (Class A)..............       18,480
       100     Ethan Allen Interiors, Inc..............        3,437
       600     Fastenal Co.............................       22,434
       300     *Furniture Brands International, Inc....        7,155
       100     *Gamestop Corp..........................          980
     2,500     General Mills, Inc......................      117,375
     5,902     Gillette Co.............................      179,185
       700     Herman Miller, Inc......................       12,880
       400     Hershey Foods Corp......................       26,976
    18,320     Home Depot, Inc.........................      438,947
       300     International Flavors & Fragrances,
                 Inc...................................       10,530
       700     Kraft Foods, Inc (Class A)..............       27,251
    13,570     Lowe's Cos..............................      508,875
       600     McCormick & Co, Inc (Non-Vote)..........       13,920
       100     Newell Rubbermaid, Inc..................        3,033
     1,600     Pepsi Bottling Group, Inc...............       41,120
    23,400     PepsiCo, Inc............................      987,948
     1,300     *Petsmart, Inc..........................       22,269
     4,900     Philip Morris Cos, Inc..................      198,597
     2,500     Procter & Gamble Co.....................      214,850
     1,600     RadioShack Corp.........................       29,984
     3,200     Sara Lee Corp...........................       72,032
     4,400     *Staples, Inc...........................       80,520
       200     *Ticketmaster (Class B).................        4,244
       200     Tootsie Roll Industries, Inc............        6,136
       800     UST, Inc................................       26,744
     9,700     Walgreen Co.............................      283,143
     2,523     *Weight Watchers International, Inc.....      115,982
       500     *Whole Foods Market, Inc................       26,365
     1,000     Wrigley (Wm.) Jr Co.....................       54,880
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 5,579,058
                                                         -----------
 ENERGY--1.83%
     5,310     Apache Corp.............................      302,617
     3,100     Baker Hughes, Inc.......................       99,789
     1,500     *BJ Services Co.........................       48,465
       200     *Cimarex Energy Co......................        3,580
       400     *Cooper Cameron Corp....................       19,928
         1     Devon Energy Corp.......................           23
       325     Diamond Offshore Drilling, Inc..........        7,101
     1,165     ENSCO International, Inc................       34,309
       100     *Forest Oil Corp........................        2,756
       800     *Grant Prideco, Inc.....................        9,312
     2,000     Halliburton Co..........................       37,420

   SHARES                                                   VALUE
   ------                                                   -----
        20     *Magnum Hunter Resources, Inc Wts
                 03/21/05..............................  $         6
       600     Murphy Oil Corp.........................       25,710
       500     *National-Oilwell, Inc..................       10,920
       200     *Newfield Exploration Co................        7,210
       300     Noble Energy, Inc.......................       11,265
     1,200     Ocean Energy, Inc.......................       23,964
       600     *Patterson-UTI Energy, Inc..............       18,102
       200     *Pioneer Natural Resources Co...........        5,050
       100     Pogo Producing Co.......................        3,725
       500     *Pride International, Inc...............        7,450
       500     Rowan Cos, Inc..........................       11,350
     1,000     *Smith International, Inc...............       32,620
       300     Tidewater, Inc..........................        9,330
       500     *Varco International, Inc...............        8,700
                                                         -----------
               TOTAL ENERGY                                  740,702
                                                         -----------
 FINANCIAL SERVICES--9.72%
       200     *Affiliated Managers Group, Inc.........       10,060
     2,400     Aflac, Inc..............................       72,288
       415     Allied Capital Corp.....................        9,059
    14,900     American Express Co.....................      526,715
     4,700     American International Group, Inc.......      271,895
     1,100     *AmeriCredit Corp.......................        8,514
     2,400     Bank Of New York Co, Inc................       57,504
       200     *Blackrock, Inc.........................        7,880
       500     Brown & Brown, Inc......................       16,160
       600     *Catellus Development Corp..............       11,910
    10,338     Charles Schwab Corp.....................      112,178
       801     *ChoicePoint, Inc.......................       31,631
     6,232     Citigroup, Inc..........................      219,339
       500     Commerce Bancorp, Inc...................       21,595
       450     Doral Financial Corp....................       12,870
     1,200     *E*trade Group, Inc.....................        5,832
       600     Eaton Vance Corp........................       16,950
    15,900     Fannie Mae..............................    1,022,847
       800     Federated Investors, Inc (Class B)......       20,296
     4,800     Fifth Third Bancorp.....................      281,040
     6,100     Freddie Mac.............................      360,205
       800     Gallagher (Arthur J.) & Co..............       23,504
       100     Greater Bay Bancorp.....................        1,729
         1     Household International, Inc............           28
       100     Hudson United Bancorp...................        3,110
       500     *Investment Technology Group, Inc.......       11,180
       600     Investors Financial Services Corp.......       16,434
       300     Janus Capital Group, Inc................        3,921
       200     John Nuveen Co (Class A)................        5,070
       300     Legg Mason, Inc.........................       14,562
     4,900     Marsh & McLennan Cos, Inc...............      226,429
     1,000     Mellon Financial Corp...................       26,110
       500     Neuberger Berman, Inc...................       16,745
       300     New York Community Bancorp, Inc.........        8,664
       400     North Fork Bancorp, Inc.................       13,496
       900     Northern Trust Corp.....................       31,545
     1,100     Progressive Corp........................       54,593
       100     Provident Financial Group, Inc..........        2,603
     1,000     *Providian Financial Corp...............        6,490
       100     Rouse Co................................        3,170
       700     SEI Investments Co......................       19,026
        49     Sky Financial Group, Inc................          976
       300     St. Joe Co..............................        9,000
     2,100     State Street Corp.......................       81,900
     2,766     Synovus Financial Corp..................       53,660
       300     T Rowe Price Group, Inc.................        8,184
       400     TCF Financial Corp......................       17,476

 8  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

       Statement of Investments - GROWTH EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
        20     *Travelers Property Casualty Corp (Class
                 B)....................................  $       293
       100     *United Rentals, Inc....................        1,076
     2,100     UnumProvident Corp......................       36,834
       700     Waddell & Reed Financial, Inc (Class
                 A)....................................       13,769
     2,800     Wells Fargo & Co........................      131,236
                                                         -----------
               TOTAL FINANCIAL SERVICES                    3,939,581
                                                         -----------
 HEALTH CARE--28.30%
    21,142     Abbott Laboratories.....................      845,680
       450     *Accredo Health, Inc....................       15,863
        33     *Advanced Medical Optics, Inc...........          395
       700     *AdvancePCS.............................       15,547
       500     *Affymetrix, Inc........................       11,445
     7,937     *Alcon, Inc.............................      313,115
        37     AmerisourceBergen Corp..................        2,009
    19,884     *Amgen, Inc.............................      961,193
       100     *AMN Healthcare Services, Inc...........        1,691
       600     *Andrx Corp.............................        8,802
     9,551     *Anthem, Inc............................      600,758
       500     *Apogent Technologies, Inc..............       10,400
     1,900     Applera Corp (Applied Biosystems
                 Group)................................       33,326
       225     *Barr Laboratories, Inc.................       14,645
    13,620     Baxter International, Inc...............      381,360
       600     Beckman Coulter, Inc....................       17,712
       400     Becton Dickinson & Co...................       12,276
     2,500     Biomet, Inc.............................       71,650
       300     Bristol-Myers Squibb Co.................        6,945
     5,000     Cardinal Health, Inc....................      295,950
       700     *Celgene Corp...........................       15,029
       300     *Cerner Corp............................        9,378
       400     *Charles River Laboratories
                 International, Inc....................       15,392
       900     *Chiron Corp............................       33,840
       300     *Community Health Systems, Inc..........        6,177
       200     *Coventry Health Care, Inc..............        5,806
     1,100     *Cytyc Corp.............................       11,220
       550     *DaVita, Inc............................       13,569
       700     Dentsply International, Inc.............       26,067
       200     Diagnostic Products Corp................        7,724
       400     *Edwards Lifesciences Corp..............       10,188
        97     *Elan Corp PLC (Contingent Value Rts)...            0
       600     *Express Scripts, Inc (Class A).........       28,824
     1,000     *First Health Group Corp................       24,350
       300     *Fisher Scientific International, Inc...        9,024
     1,500     *Forest Laboratories, Inc...............      147,330
       600     *Genentech, Inc.........................       19,896
       400     HCA, Inc................................       16,600
     2,300     Health Management Associates, Inc (Class
                 A)....................................       41,170
       200     *Health Net, Inc........................        5,280
       300     *Henry Schein, Inc......................       13,500
       600     *Human Genome Sciences, Inc.............        5,286
     2,700     IMS Health, Inc.........................       43,200
       200     *Invitrogen Corp........................        6,266
     1,400     *IVAX Corp..............................       16,982
    28,500     Johnson & Johnson.......................    1,530,735
       400     *LifePoint Hospitals, Inc...............       11,972
     1,931     Lilly (Eli) & Co........................      122,619
     1,000     *Lincare Holdings, Inc..................       31,620
       400     *Manor Care, Inc........................        7,444
       200     *Medicis Pharmaceutical Corp (Class
                 A)....................................        9,934
         7     *Medimmune, Inc.........................          204
    11,500     Medtronic, Inc..........................      524,400
     5,800     Merck & Co, Inc.........................      328,338

   SHARES                                                   VALUE
   ------                                                   -----
       400     *Mid Atlantic Medical Services, Inc.....  $    12,960
       200     *Millennium Pharmaceuticals, Inc........        1,592
       412     Millipore Corp..........................       14,008
     1,100     Mylan Laboratories, Inc.................       38,390
       400     Omnicare, Inc...........................        9,532
       176     b*Organogenesis, Inc....................           16
       401     *Orthodontic Centers Of America, Inc....        4,375
       800     *Oxford Health Plans, Inc...............       29,160
       100     Pall Corp...............................        1,668
       500     *Patterson Dental Co....................       21,870
    59,200     Pfizer, Inc.............................    1,809,744
       400     *Pharmaceutical Product Development,
                 Inc...................................       11,708
    22,041     Pharmacia Corp..........................      921,314
       600     *Quintiles Transnational Corp...........        7,260
       400     *Renal Care Group, Inc..................       12,656
       200     *Ribapharm, Inc.........................        1,310
    28,373     Schering-Plough Corp....................      629,881
       600     *SICOR, Inc.............................        9,510
     1,500     *St. Jude Medical, Inc..................       59,580
       600     *Steris Corp............................       14,550
       900     Stryker Corp............................       60,408
        72     *Tenet Healthcare Corp..................        1,181
     2,300     UnitedHealth Group, Inc.................      192,050
       500     *Universal Health Services, Inc (Class
                 B)....................................       22,550
       600     *Varian Medical Systems, Inc............       29,760
     1,200     *Waters Corp............................       26,136
       400     *Watson Pharmaceuticals, Inc............       11,308
     1,400     *WebMD Corp.............................       11,970
     1,400     *Wellpoint Health Networks, Inc.........       99,624
    18,300     Wyeth...................................      684,420
                                                         -----------
               TOTAL HEALTH CARE                          11,470,617
                                                         -----------
 OTHER--2.10%
     1,100     *Apollo Group, Inc (Class A)............       48,400
       100     *Apollo Group, Inc (University Of
                 Phoenix Online).......................        3,584
       400     *Career Education Corp..................       16,000
     1,100     Cintas Corp.............................       50,325
       500     *DeVry, Inc.............................        8,305
       600     *Dun & Bradstreet Corp..................       20,694
       200     *Education Management Corp..............        7,520
       200     *Getty Images, Inc......................        6,110
       400     *GTECH Holdings Corp....................       11,144
     1,700     H & R Block, Inc........................       68,340
       300     Honeywell International, Inc............        7,200
       500     Manpower, Inc...........................       15,950
       200     R.R. Donnelley & Sons Co................        4,354
     1,500     *Robert Half International, Inc.........       24,165
     6,300     Sysco Corp..............................      187,677
       500     *TMP Worldwide, Inc.....................        5,655
    14,784     Tyco International Ltd..................      252,511
     1,600     United Technologies Corp................       99,104
       700     Viad Corp...............................       15,645
                                                         -----------
               TOTAL OTHER                                   852,683
                                                         -----------
 PRODUCER DURABLES--5.96%
     2,600     3M Co...................................      320,580
       400     AGCO Corp...............................        8,840
       100     b*Covanta Energy Corp...................            1
     1,000     Danaher Corp............................       65,700
       500     *Flowserve Corp.........................        7,395
    77,765     General Electric Co.....................    1,893,578
     1,000     Illinois Tool Works, Inc................       64,860

                       See Notes To Financial Statements
                                     2002 ANNUAL REPORT TIAA-CREF Life Funds   9

       Statement of Investments - GROWTH EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 PRODUCER DURABLES--(CONTINUED)
       300     *National Instruments Corp..............  $     9,747
     1,400     Pitney Bowes, Inc.......................       45,724
                                                         -----------
               TOTAL PRODUCER DURABLES                     2,416,425
                                                         -----------
 TECHNOLOGY--24.30%
       500     *Activision, Inc........................        7,295
       500     *Acxiom Corp............................        7,690
       500     *Adaptec, Inc...........................        2,825
     3,000     *ADC Telecommunications, Inc............        6,270
       400     Adobe Systems, Inc......................        9,964
       400     *Advanced Fibre Communications, Inc.....        6,672
     1,000     *Advanced Micro Devices, Inc............        6,460
       300     *Advent Software, Inc...................        4,089
       500     *Affiliated Computer Services, Inc
                 (Class A).............................       26,325
     2,200     *Agere Systems, Inc (Class A)...........        3,168
     6,333     *Agere Systems, Inc (Class B)...........        8,866
     1,300     *Agilent Technologies, Inc..............       23,348
       454     *Alliance Data Systems Corp.............        8,045
       200     *American Power Conversion Corp.........        3,030
       500     *Amkor Technology, Inc..................        2,380
       200     *Amphenol Corp (Class A)................        7,600
     7,500     *Analog Devices, Inc....................      179,025
    30,600     *Applied Materials, Inc.................      398,718
     1,399     *Applied Micro Circuits Corp............        5,166
       200     *Arrow Electronics, Inc.................        2,558
     2,700     *Atmel Corp.............................        6,021
       300     Autodesk, Inc...........................        4,290
    13,259     Automatic Data Processing, Inc..........      520,416
     1,600     *BearingPoint, Inc......................       11,040
     1,000     *Bisys Group, Inc.......................       15,900
     1,300     *BMC Software, Inc......................       22,243
        23     *Brightpoint, Inc.......................          182
         2     *Broadvision, Inc.......................            7
     2,256     *Brocade Communications Systems, Inc....        9,340
     2,400     *Cadence Design Systems, Inc............       28,296
     1,100     *Ceridian Corp..........................       15,862
       600     *Certegy, Inc...........................       14,730
       300     *Checkfree Corp.........................        4,800
    85,878     *Cisco Systems, Inc.....................    1,125,015
     1,500     *Citrix Systems, Inc....................       18,480
       100     *Computer Sciences Corp.................        3,445
     1,400     *Compuware Corp.........................        6,720
       900     *Comverse Technology, Inc...............        9,018
     4,800     *Concord EFS, Inc.......................       75,552
     1,200     *Conexant Systems, Inc..................        1,932
     1,600     *Convergys Corp.........................       24,240
       500     *CSG Systems International, Inc.........        6,825
       300     *Cymer, Inc.............................        9,675
       900     *Cypress Semiconductor Corp.............        5,148
     6,487     *Dell Computer Corp.....................      173,462
       600     Deluxe Corp.............................       25,260
     1,100     *DST Systems, Inc.......................       39,105
       300     *Electronic Arts, Inc...................       14,931
       600     *Emulex Corp............................       11,130
         1     *Epicor Software Corp...................            1
     1,300     Equifax, Inc............................       30,082
       451     Fair, Isaac & Co, Inc...................       19,258
     1,000     *Fairchild Semiconductor International,
                 Inc (Class A).........................       10,710
       500     First Data Corp.........................       17,705
     1,800     *Fiserv, Inc............................       61,110
       300     Global Payments, Inc....................        9,603
       300     Harris Corp.............................        7,890

   SHARES                                                   VALUE
   ------                                                   -----
       600     Henry (Jack) & Associates, Inc..........  $     7,224
     1,400     *i2 Technologies, Inc...................        1,610
       200     *Ingram Micro, Inc (Class A)............        2,470
       400     *Integrated Circuit Systems, Inc........        7,300
       600     *Integrated Device Technology, Inc......        5,022
    80,900     Intel Corp..............................    1,259,613
    12,679     International Business Machines Corp....      982,623
       500     *International Rectifier Corp...........        9,230
       700     *Intersil Corp (Class A)................        9,758
         2     *InterWorld Corp........................            0
     1,800     *Intuit, Inc............................       84,456
       400     *Iron Mountain, Inc.....................       13,204
     1,000     *J.D. Edwards & Co......................       11,280
     1,300     *Jabil Circuit, Inc.....................       23,296
     5,600     *JDS Uniphase Corp......................       13,832
     3,091     *KLA-Tencor Corp........................      109,329
     1,200     *Lam Research Corp......................       12,960
     1,200     *Lexmark International, Inc.............       72,600
       400     *Macromedia, Inc........................        4,260
     5,999     Maxim Integrated Products, Inc..........      198,240
       700     *Mercury Interactive Corp...............       20,755
       300     *Mettler-Toledo International, Inc......        9,618
       600     *Micrel, Inc............................        5,388
     1,900     Microchip Technology, Inc...............       46,455
    44,500     *Microsoft Corp.........................    2,300,650
       200     *MKS Instruments, Inc...................        3,286
     1,100     Molex, Inc..............................       25,344
    36,500     Motorola, Inc...........................      315,725
       100     *National Processing, Inc...............        1,605
     1,411     *National Semiconductor Corp............       21,179
     2,800     *Network Appliance, Inc.................       28,000
     1,423     *Network Associates, Inc................       22,896
        65     *Novellus Systems, Inc..................        1,825
     1,200     *Nvidia Corp............................       13,812
    47,600     *Oracle Corp............................      514,080
     3,100     Paychex, Inc............................       86,490
       600     *Perot Systems Corp (Class A)...........        6,432
     1,600     *PMC-Sierra, Inc........................        8,896
       700     *Polycom, Inc...........................        6,664
       800     *QLogic Corp............................       27,608
     1,400     *Rational Software Corp.................       14,546
       700     *RealNetworks, Inc......................        2,667
       600     Reynolds & Reynolds Co (Class A)........       15,282
     1,400     *RF Micro Devices, Inc..................       10,262
       400     *Sanmina-SCI Corp.......................        1,796
       600     *Semtech Corp...........................        6,552
       200     *Storage Technology Corp................        4,284
    75,536     *Sun Microsystems, Inc..................      234,917
     2,000     *Sungard Data Systems, Inc..............       47,120
       400     *Sybase, Inc............................        5,360
     1,100     Symbol Technologies, Inc................        9,042
       700     *Synopsys, Inc..........................       32,305
       100     *Tech Data Corp.........................        2,696
       100     *Tektronix, Inc.........................        1,819
     1,800     *Tellabs, Inc...........................       13,086
     1,400     *Teradyne, Inc..........................       18,214
       500     *Thermo Electron Corp...................       10,060
       300     Total System Services, Inc..............        4,050
       500     *Unisys Corp............................        4,950
       600     *Utstarcom, Inc.........................       11,898
     1,000     *VeriSign, Inc..........................        8,020
       298     *Vishay Intertechnology, Inc............        3,332

 10  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

       Statement of Investments - GROWTH EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
        99     *Xilinx, Inc............................  $     2,039
       200     *Zebra Technologies Corp (Class A)......       11,460
                                                         -----------
               TOTAL TECHNOLOGY                            9,849,690
                                                         -----------
 TRANSPORTATION--0.91%
       600     C.H. Robinson Worldwide, Inc............       18,720
       900     Expeditors International Of Washington,
                 Inc...................................       29,385
     1,400     *Sabre Holdings Corp....................       25,354
       300     Skywest, Inc............................        3,921
     3,700     Southwest Airlines Co...................       51,430
       300     *Swift Transportation Co, Inc...........        6,005
     3,700     United Parcel Service, Inc (Class B)....      233,396
                                                         -----------
               TOTAL TRANSPORTATION                          368,211
                                                         -----------
 UTILITIES--0.60%
     1,600     *AES Corp...............................        4,832
       309     b*Arch Wireless, Inc....................            0
     1,000     *Calpine Corp...........................        3,260
     2,000     b*Enron Corp............................          124
         2     b*Focal Communications Corp.............            0
       600     *Mirant Corp............................        1,134
       100     b*NewPower Holdings, Inc................           14
       100     *Pinnacle Holdings, Inc (Old)...........            1
     1,200     b*Spectrasite Holdings, Inc.............           72

   SHARES                                                   VALUE
   ------                                                   -----
    52,489     *Sprint Corp (PCS Group)................  $   229,902
       200     *West Corp..............................        3,320
       463     b*WorldCom, Inc (MCI Group).............           84
                                                         -----------
               TOTAL UTILITIES                               242,743
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $56,476,005)                       40,220,049
                                                         -----------
               TOTAL PORTFOLIO--99.22%
                 (Cost $56,476,005)                       40,220,049
               OTHER ASSETS & LIABILITIES, NET--0.78%        316,691
                                                         -----------
               NET ASSETS--100.00%                       $40,536,740
                                                         ===========

------------
 *  Non-income producing
 b  In bankruptcy

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $58,648,693. Net unrealized depreciation of portfolio investments aggregated $18,428,644 of which $661,475 related to appreciated portfolio investments and $19,090,119 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   11

      Statement of Investments - GROWTH & INCOME FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
COMMON STOCK--99.30%
  AEROSPACE AND DEFENSE--0.53%
         88    Boeing Co...............................  $     2,903
      2,918    General Dynamics Corp...................      231,602
        954    Goodrich Corp...........................       17,477
         31    Lockheed Martin Corp....................        1,790
         20    Northrop Grumman Corp...................        1,940
        324    PerkinElmer, Inc........................        2,673
         86    Raytheon Co.............................        2,645
        536    Rockwell Collins, Inc...................       12,467
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                   273,497
                                                         -----------
 BASIC INDUSTRIES--4.16%
      4,132    Air Products & Chemicals, Inc...........      176,643
         16    Alcoa, Inc..............................          364
         19    Allegheny Technologies, Inc.............          118
        200    *American Standard Cos, Inc.............       14,228
        362    Avery Dennison Corp.....................       22,111
          1    Barrick Gold Corp (U.S.)................            7
         98    Black & Decker Corp.....................        4,203
         24    Centex Corp.............................        1,205
         80    Dow Chemical Co.........................        2,405
         25    Du Pont (E.I.) de Nemours & Co..........        1,060
        282    Eastman Chemical Co.....................       10,369
        506    Ecolab, Inc.............................       25,047
        296    Engelhard Corp..........................        6,616
        473    Fluor Corp..............................       13,244
         91    *Freeport-McMoran Copper & Gold, Inc
                 (Class A).............................        1,527
         18    Georgia-Pacific Corp....................          307
         43    *Hercules, Inc..........................          378
         11    International Paper Co..................          385
      1,863    Kimberly-Clark Corp.....................       88,437
         29    *Louisiana-Pacific Corp.................          234
      2,035    Masco Corp..............................       42,837
         60    MeadWestvaco Corp.......................        1,507
     36,971    Monsanto Co.............................      711,692
         93    Newmont Mining Corp.....................        2,700
          7    Nucor Corp..............................          289
         93    *Pactiv Corp............................        2,033
         86    *Phelps Dodge Corp......................        2,722
        400    Plum Creek Timber Co, Inc...............        9,440
        508    PPG Industries, Inc.....................       25,476
      3,269    Praxair, Inc............................      188,850
          7    Rohm & Haas Co..........................          227
        194    *Sealed Air Corp........................        7,236
        880    Sherwin-Williams Co.....................       24,860
        140    Sigma-Aldrich Corp......................        6,818
        706    Stanley Works...........................       24,413
          2    United States Steel Corp................           26
        236    Vulcan Materials Co.....................        8,850
     14,441    Weyerhaeuser Co.........................      710,642
        222    Worthington Industries, Inc.............        3,383
                                                         -----------
               TOTAL BASIC INDUSTRIES                      2,142,889
                                                         -----------
 CONSUMER CYCLICAL--7.13%
         28    *AOL Time Warner, Inc...................          367
     24,662    Autoliv, Inc............................      516,176
         45    *Bed Bath & Beyond, Inc.................        1,554
         60    *Big Lots, Inc..........................          794
        430    Brunswick Corp..........................        8,540
         93    Carnival Corp...........................        2,320
     20,678    *Clear Channel Communications, Inc......      771,083
         74    *Comcast Corp...........................        1,744
        200    Cooper Tire & Rubber Co.................        3,068

   SHARES                                                   VALUE
   ------                                                   -----
         50    *Cox Communications, Inc (Class A)......  $     1,420
         88    Dana Corp...............................        1,035
        295    Darden Restaurants, Inc.................        6,033
         33    Delphi Corp.............................          266
         43    Dillard's, Inc (Class A)................          682
      1,078    Dollar General Corp.....................       12,882
         10    Dow Jones & Co, Inc.....................          432
         49    Eastman Kodak Co........................        1,717
      5,238    Family Dollar Stores, Inc...............      163,478
        882    *Federated Department Stores, Inc.......       25,366
         53    Ford Motor Co...........................          493
        846    Gannett Co, Inc.........................       60,743
         97    Gap, Inc................................        1,505
         18    General Motors Corp.....................          663
        518    Genuine Parts Co........................       15,954
         60    Goodyear Tire & Rubber Co...............          409
      1,218    Harley-Davidson, Inc....................       56,272
          7    *Harrah's Entertainment, Inc............          277
        679    Hilton Hotels Corp......................        8,630
         59    Interpublic Group Of Cos, Inc...........          831
        398    Johnson Controls, Inc...................       31,908
        400    *Jones Apparel Group, Inc...............       14,176
        191    Knight Ridder, Inc......................       12,081
         58    *Kohl's Corp............................        3,245
        355    Leggett & Platt, Inc....................        7,966
         16    Limited Brands, Inc.....................          223
        202    Liz Claiborne, Inc......................        5,989
      1,192    Marriott International, Inc (Class A)...       39,181
        576    May Department Stores Co................       13,236
        188    Maytag Corp.............................        5,358
         35    McDonald's Corp.........................          563
        858    McGraw-Hill Cos, Inc....................       51,858
        222    Meredith Corp...........................        9,126
        296    New York Times Co (Class A).............       13,536
        679    Nike, Inc (Class B).....................       30,195
     37,800    Nissan Motor Co Ltd.....................      294,959
        432    Nordstrom, Inc..........................        8,195
        617    Omnicom Group, Inc......................       39,858
        155    *Reebok International Ltd...............        4,557
        968    Sears Roebuck & Co......................       23,184
      3,146    Target Corp.............................       94,380
        300    Tiffany & Co............................        7,173
      1,848    TJX Cos, Inc............................       36,073
         50    Tribune Co..............................        2,273
        700    *Univision Communications, Inc (Class
                 A)....................................       17,150
        521    VF Corp.................................       18,782
      1,514    *Viacom, Inc (Class A)..................       61,786
     25,015    *Viacom, Inc (Class B)..................    1,019,611
         69    Visteon Corp............................          487
         60    Wal-Mart Stores, Inc....................        3,031
      6,174    Walt Disney Co..........................      100,698
        264    Wendy's International, Inc..............        7,146
         68    Whirlpool Corp..........................        3,551
         41    *Yahoo!, Inc............................          670
      1,108    *Yum! Brands, Inc.......................       26,836
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     3,673,775
                                                         -----------
 CONSUMER NON-CYCLICAL--12.21%
        133    Alberto-Culver Co (Class B).............        6,703
          1    Albertson's, Inc........................           22
         35    *American Greetings Corp (Class A)......          553
      2,904    Anheuser-Busch Cos, Inc.................      140,554
         76    Archer Daniels Midland Co...............          942
         43    *Autozone, Inc..........................        3,038

 12  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - GROWTH & INCOME FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
     13,907    Avon Products, Inc......................  $   749,170
         14    *Best Buy Co, Inc.......................          338
        247    Brown-Forman Corp (Class B).............       16,144
      6,893    Campbell Soup Co........................      161,779
         16    *Carmax, Inc............................          286
         71    Circuit City Stores, Inc (Circuit City
                 Group)................................          527
      1,043    Clorox Co...............................       43,024
     18,137    Coca-Cola Co............................      794,763
         88    Coca-Cola Enterprises, Inc..............        1,911
      1,850    Colgate-Palmolive Co....................       96,996
      1,337    Conagra Foods, Inc......................       33,438
        169    Coors (Adolph) Co (Class B).............       10,351
      1,400    *Costco Wholesale Corp..................       39,284
      1,219    CVS Corp................................       30,438
        637    *Del Monte Foods Co.....................        4,905
     16,503    General Mills, Inc......................      774,816
      3,786    Gillette Co.............................      114,943
      1,427    H.J. Heinz Co...........................       46,905
        862    Hasbro, Inc.............................        9,956
        517    Hershey Foods Corp......................       34,866
         58    Home Depot, Inc.........................        1,390
        242    International Flavors & Fragrances,
                 Inc...................................        8,494
      1,043    Kellogg Co..............................       35,744
      2,848    *Kroger Co..............................       44,002
         85    Lowe's Cos..............................        3,188
         92    Mattel, Inc.............................        1,762
        652    Newell Rubbermaid, Inc..................       19,775
        965    *Office Depot, Inc......................       14,243
     27,024    Pepsi Bottling Group, Inc...............      694,517
     26,704    PepsiCo, Inc............................    1,127,443
         13    Philip Morris Cos, Inc..................          527
      9,670    Procter & Gamble Co.....................      831,040
        649    RadioShack Corp.........................       12,162
         90    *Safeway, Inc...........................        2,102
      2,951    Sara Lee Corp...........................       66,427
      1,500    *Staples, Inc...........................       27,450
      1,068    *Toy 'R' Us, Inc........................       10,680
      8,900    Tupperware Corp.........................      134,212
          9    UST, Inc................................          301
      3,248    Walgreen Co.............................       94,809
         68    Winn-Dixie Stores, Inc..................        1,039
        838    Wrigley (Wm.) Jr Co.....................       45,989
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 6,293,948
                                                         -----------
 ENERGY--7.38%
         15    Amerada Hess Corp.......................          826
         79    Anadarko Petroleum Corp.................        3,832
     11,999    Apache Corp.............................      683,823
         62    Ashland, Inc............................        1,769
     21,319    Baker Hughes, Inc.......................      686,259
     16,359    Burlington Resources, Inc...............      697,711
         83    ChevronTexaco Corp......................        5,518
         30    ConocoPhillips..........................        1,452
     46,189    Exxon Mobil Corp........................    1,613,844
         24    Halliburton Co..........................          449
         23    Kerr-McGee Corp.........................        1,019
         99    Marathon Oil Corp.......................        2,108
         22    *McDermott International, Inc...........           96
         78    Occidental Petroleum Corp...............        2,219
         13    Rowan Cos, Inc..........................          295
      2,277    Schlumberger Ltd........................       95,839
         86    Sunoco, Inc.............................        2,853

   SHARES                                                   VALUE
   ------                                                   -----
         77    Transocean, Inc.........................  $     1,786
         73    Unocal Corp.............................        2,232
                                                         -----------
               TOTAL ENERGY                                3,803,930
                                                         -----------
 FINANCIAL SERVICES--18.60%
      1,524    Aflac, Inc..............................       45,903
         45    Allstate Corp...........................        1,665
        400    Ambac Financial Group, Inc..............       22,496
     25,669    American Express Co.....................      907,399
        235    American International Group, Inc.......       13,652
         21    AmSouth Bancorp.........................          403
        888    AON Corp................................       16,774
     18,552    Bank Of America Corp....................    1,290,663
         22    Bank Of New York Co, Inc................          527
     24,657    Bank One Corp...........................      901,213
         25    BB&T Corp...............................          925
        474    Bear Stearns Cos, Inc...................       28,156
        653    Capital One Financial Corp..............       19,407
      4,454    Charles Schwab Corp.....................       48,326
         62    Charter One Financial, Inc..............        1,781
          3    Chubb Corp..............................          157
        585    Cincinnati Financial Corp...............       21,967
     49,825    Citigroup, Inc..........................    1,753,377
         70    Comerica, Inc...........................        3,027
        335    b*Conseco, Inc..........................           13
         54    Countrywide Financial Corp..............        2,789
      1,700    Equity Office Properties Trust..........       42,466
        500    Equity Residential......................       12,290
     16,422    Fannie Mae..............................    1,056,427
         87    Fifth Third Bancorp.....................        5,094
         54    FleetBoston Financial Corp..............        1,312
        784    Franklin Resources, Inc.................       26,719
      6,548    Freddie Mac.............................      386,659
         58    Golden West Financial Corp..............        4,165
        607    Hartford Financial Services Group,
                 Inc...................................       27,576
      1,191    Household International, Inc............       33,122
          6    Huntington Bancshares, Inc..............          112
         56    JP Morgan Chase & Co....................        1,344
        908    *Janus Capital Group, Inc...............       11,868
        263    Jefferson-Pilot Corp....................       10,023
      1,100    John Hancock Financial Services, Inc....       30,690
         49    KeyCorp.................................        1,232
         52    Lehman Brothers Holdings, Inc...........        2,771
        442    Lincoln National Corp...................       13,958
      1,638    Marsh & McLennan Cos, Inc...............       75,692
        492    MBIA, Inc...............................       21,579
         85    MBNA Corp...............................        1,617
         85    Mellon Financial Corp...................        2,219
         14    Merrill Lynch & Co, Inc.................          531
        441    MGIC Investment Corp....................       18,213
         87    Morgan Stanley..........................        3,473
         71    National City Corp......................        1,940
        823    Northern Trust Corp.....................       28,846
      1,090    PNC Financial Services Group, Inc.......       45,671
          7    Progressive Corp........................          347
         50    *Providian Financial Corp...............          325
         21    Regions Financial Corp..................          701
     18,861    Safeco Corp.............................      653,911
        600    Simon Property Group, Inc...............       20,442
        368    SLM Corp................................       38,220
         68    SouthTrust Corp.........................        1,690
         20    St. Paul Cos, Inc.......................          681
         48    State Street Corp.......................        1,872
         54    SunTrust Banks, Inc.....................        3,074

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   13

      Statement of Investments - GROWTH & INCOME FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
        181    Synovus Financial Corp..................  $     3,511
        480    T Rowe Price Group, Inc.................       13,094
        691    Torchmark Corp..........................       25,242
        715    *Travelers Property Casualty Corp (Class
                 A)....................................       10,475
      2,267    *Travelers Property Casualty Corp (Class
                 B)....................................       33,212
     41,432    U.S. Bancorp............................      879,187
          8    Union Planters Corp.....................          225
        737    UnumProvident Corp......................       12,927
     25,719    Wachovia Corp...........................      937,200
         65    Washington Mutual, Inc..................        2,244
         23    Wells Fargo & Co........................        1,078
                                                         -----------
               TOTAL FINANCIAL SERVICES                    9,587,887
                                                         -----------
 HEALTH CARE--18.08%
      4,972    Abbott Laboratories.....................      198,880
         68    *Advanced Medical Optics, Inc...........          814
     16,645    Aetna, Inc..............................      684,442
        307    Allergan, Inc...........................       17,689
        300    AmerisourceBergen Corp..................       16,293
     20,617    *Amgen, Inc.............................      996,626
        877    Applera Corp (Applied Biosystems
                 Group)................................       15,383
         18    Bard (C.R.), Inc........................        1,044
         61    Bausch & Lomb, Inc......................        2,196
      8,388    Baxter International, Inc...............      234,864
      1,181    Becton Dickinson & Co...................       36,245
        448    *Biogen, Inc............................       17,947
      1,186    Biomet, Inc.............................       33,991
         61    *Boston Scientific Corp.................        2,594
     11,112    Bristol-Myers Squibb Co.................      257,243
     14,188    Cardinal Health, Inc....................      839,788
        626    Cigna Corp..............................       25,741
         55    *Genzyme Corp (General Division)........        1,626
        913    *Guidant Corp...........................       28,166
         47    HCA, Inc................................        1,951
        700    Health Management Associates, Inc (Class
                 A)....................................       12,530
         16    *Healthsouth Corp.......................           67
         11    *Humana, Inc............................          110
      1,320    IMS Health, Inc.........................       21,120
     30,422    Johnson & Johnson.......................    1,633,966
         65    *King Pharmaceuticals, Inc..............        1,134
      3,538    Lilly (Eli) & Co........................      224,663
         64    *Manor Care, Inc........................        1,191
         53    McKesson Corp...........................        1,433
      3,476    Medtronic, Inc..........................      158,506
      7,536    Merck & Co, Inc.........................      426,613
        200    Millipore Corp..........................        6,800
        293    Pall Corp...............................        4,887
     59,794    Pfizer, Inc.............................    1,827,903
     23,575    Pharmacia Corp..........................      985,435
         66    *Quintiles Transnational Corp...........          799
     21,938    Schering-Plough Corp....................      487,024
        588    *St. Jude Medical, Inc..................       23,355
         34    *Tenet Healthcare Corp..................          558
          8    UnitedHealth Group, Inc.................          668
        400    *Waters Corp............................        8,712
        323    *Watson Pharmaceuticals, Inc............        9,131
         21    *WellChoice, Inc........................          503
        512    *Wellpoint Health Networks, Inc.........       36,434
         74    Wyeth...................................        2,768
        801    *Zimmer Holdings, Inc...................       33,258
                                                         -----------
               TOTAL HEALTH CARE                           9,323,091
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 OTHER--1.11%
         63    *Cendant Corp...........................  $       660
        700    Cintas Corp.............................       32,025
        251    Crane Co................................        5,002
        771    Dover Corp..............................       22,482
         79    Fortune Brands, Inc.....................        3,674
         46    H & R Block, Inc........................        1,849
      2,743    Honeywell International, Inc............       65,832
         10    ITT Industries, Inc.....................          607
         94    Loews Corp..............................        4,179
        384    Moody's Corp............................       15,855
      6,587    R.R. Donnelley & Sons Co................      143,399
        300    *Robert Half International, Inc.........        4,833
        818    Supervalu, Inc..........................       13,505
      2,128    Sysco Corp..............................       63,393
         48    Textron, Inc............................        2,064
      4,919    Tyco International Ltd..................       84,033
      1,715    United Technologies Corp................      106,227
                                                         -----------
               TOTAL OTHER                                   569,619
                                                         -----------
 PRODUCER DURABLES--5.26%
      1,332    3M Co...................................      164,236
      5,500    Advantest Corp..........................      246,566
          9    *Allied Waste Industries, Inc...........           90
        841    Caterpillar, Inc........................       38,451
        204    Cooper Industries Ltd (Class A).........        7,436
        428    Danaher Corp............................       28,120
     15,031    Deere & Co..............................      689,171
        369    Eaton Corp..............................       28,823
      1,197    Emerson Electric Co.....................       60,867
     53,102    General Electric Co.....................    1,293,034
        999    Illinois Tool Works, Inc................       64,795
        785    Ingersoll-Rand Co (Class A).............       33,802
         26    Paccar, Inc.............................        1,199
        261    Parker Hannifin Corp....................       12,040
      1,018    Pitney Bowes, Inc.......................       33,248
         36    Rockwell Automation, Inc................          746
        214    W.W. Grainger, Inc......................       11,032
          1    Waste Management, Inc...................           23
         37    *Xerox Corp.............................          298
                                                         -----------
               TOTAL PRODUCER DURABLES                     2,713,977
                                                         -----------
 TECHNOLOGY--17.94%
         84    *ADC Telecommunications, Inc............          176
        758    Adobe Systems, Inc......................       18,882
         98    *Advanced Micro Devices, Inc............          633
         14    *Agere Systems, Inc (Class A)...........           20
         65    *Agilent Technologies, Inc..............        1,167
      1,200    *Altera Corp............................       14,808
        600    *American Power Conversion Corp.........        9,090
         88    *Analog Devices, Inc....................        2,101
        185    *Andrew Corp............................        1,902
         46    *Apple Computer, Inc....................          659
         32    *Applied Materials, Inc.................          417
        200    Autodesk, Inc...........................        2,860
      2,065    Automatic Data Processing, Inc..........       81,051
         72    *Avaya, Inc.............................          179
         60    *BMC Software, Inc......................        1,027
         50    *Broadcom Corp (Class A)................          753
     93,911    *Cisco Systems, Inc.....................    1,230,234
        616    *Citrix Systems, Inc....................        7,589
         53    Computer Associates International,
                 Inc...................................          716
        588    *Computer Sciences Corp.................       20,257
      1,127    *Compuware Corp.........................        5,410

 14  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - GROWTH & INCOME FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       Gz73    *Comverse Technology, Inc...............  $       731
      1,800    *Concord EFS, Inc.......................       28,332
        500    *Convergys Corp.........................        7,575
         93    *Corning, Inc...........................          308
     39,753    *Dell Computer Corp.....................    1,062,995
        167    Deluxe Corp.............................        7,031
      1,700    Electronic Data Systems Corp............       31,331
         28    *EMC Corp...............................          172
        629    Equifax, Inc............................       14,555
      2,556    First Data Corp.........................       90,508
        800    *Fiserv, Inc............................       27,160
         34    *Gateway, Inc...........................          107
      9,715    Hewlett-Packard Co......................      168,652
     21,915    Intel Corp..............................      341,217
     19,188    International Business Machines Corp....    1,487,070
         14    *KLA-Tencor Corp........................          495
         96    *Lexmark International, Inc.............        5,808
      1,000    Linear Technology Corp..................       25,720
         97    *LSI Logic Corp.........................          560
         76    *Lucent Technologies, Inc...............           96
         60    *Micron Technology, Inc.................          584
     45,581    *Microsoft Corp.........................    2,356,538
        453    Molex, Inc..............................       10,437
     43,961    Motorola, Inc...........................      380,263
          4    *National Semiconductor Corp............           60
        224    *NCR Corp...............................        5,318
         94    *Network Appliance, Inc.................          940
         72    *Novell, Inc............................          240
         76    *Oracle Corp............................          821
          4    *Palm, Inc..............................           63
        425    *Parametric Technology Corp.............        1,071
      1,167    Paychex, Inc............................       32,559
         20    *Peoplesoft, Inc........................          366
      1,600    *Sanmina-SCI Corp.......................        7,184
         62    Scientific-Atlanta, Inc.................          735
         56    *Solectron Corp.........................          199
    105,500    *Sun Microsystems, Inc..................      328,105
        700    *Sungard Data Systems, Inc..............       16,492
     15,262    *Symantec Corp..........................      617,348
         14    *Tektronix, Inc.........................          255
      1,130    *Tellabs, Inc...........................        8,215
         95    *Teradyne, Inc..........................        1,236
     51,842    Texas Instruments, Inc..................      778,148
         65    *Thermo Electron Corp...................        1,308
         20    *Unisys Corp............................          198
         58    *Veritas Software Corp..................          921
         47    *Xilinx, Inc............................          968
                                                         -----------
               TOTAL TECHNOLOGY........................    9,250,926
                                                         -----------
 TRANSPORTATION--0.79%
         52    *AMR Corp...............................          343
        839    Burlington Northern Santa Fe Corp.......       21,822
        972    CSX Corp................................       27,517
         17    Delta Air Lines, Inc....................          206
      1,147    FedEx Corp..............................       62,190
        969    Norfolk Southern Corp...................       19,370
        142    Ryder System, Inc.......................        3,186
        655    *Sabre Holdings Corp....................       11,862
      2,404    Southwest Airlines Co...................       33,416
         66    Union Pacific Corp......................        3,951
      3,500    United Parcel Service, Inc (Class B)....      220,780
                                                         -----------
               TOTAL TRANSPORTATION                          404,643
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 UTILITIES--6.11%
         60    *AES Corp...............................  $       181
      1,229    Alltel Corp.............................       62,679
        330    Ameren Corp.............................       13,718
      1,472    American Electric Power Co, Inc.........       40,230
     14,671    AT&T Corp...............................      383,060
     61,318    *AT&T Wireless Services, Inc............      346,452
      6,076    BellSouth Corp..........................      157,186
         81    Centerpoint Energy, Inc.................          689
        425    CenturyTel, Inc.........................       12,487
        376    Cinergy Corp............................       12,679
         46    CMS Energy Corp.........................          434
        413    Consolidated Edison, Inc................       17,685
        351    Constellation Energy Group, Inc.........        9,765
        966    Dominion Resources, Inc.................       53,033
        338    DTE Energy Co...........................       15,683
      3,300    Duke Energy Corp........................       64,482
     34,400    Dynegy, Inc (Class A)...................       40,592
          8    *Edison International...................           95
         35    El Paso Corp............................          244
        677    Entergy Corp............................       30,864
         80    Exelon Corp.............................        4,222
        713    FirstEnergy Corp........................       23,508
        318    FPL Group, Inc..........................       19,121
        500    KeySpan Corp............................       17,620
         86    *Mirant Corp............................          164
         25    *Nextel Communications, Inc (Class A)...          289
        500    Nicor, Inc..............................       17,015
        406    NiSource, Inc...........................        8,140
        108    *NiSource, Inc (Sails)..................          240
         94    *PG&E Corp..............................        1,307
        598    Pinnacle West Capital Corp..............       20,386
        742    PPL Corp................................       25,733
        776    Progress Energy, Inc....................       33,640
        224    *Progress Energy, Inc (Cvo).............          101
      1,105    Public Service Enterprise Group, Inc....       35,471
         30    Qwest Communications International,
                 Inc...................................          150
      9,835    *Reliant Resources, Inc.................       31,472
      2,626    SBC Communications, Inc.................       71,191
        450    Sempra Energy...........................       10,643
      2,681    Southern Co.............................       76,114
      2,826    Sprint Corp (FON Group).................       40,920
          4    *Sprint Corp (PCS Group)................           18
      9,300    TECO Energy, Inc........................      143,871
         48    TXU Corp................................          897
     33,285    Verizon Communications, Inc.............    1,289,794
      1,578    b Xcel Energy, Inc......................       17,377
                                                         -----------
               TOTAL UTILITIES                             3,151,642
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $57,441,747)                       51,189,824
                                                         -----------

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   15

      Statement of Investments - GROWTH & INCOME FUND - December 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL                                                  VALUE
 ---------                                                  -----
  SHORT TERM INVESTMENT--2.13%
 U.S. GOVERNMENT AND AGENCY--2.13%
               Federal Home Loan Bank (FHLB)
 $1,100,000      1.180%, 01/02/03......................  $ 1,099,929
                                                         -----------
               TOTAL SHORT TERM INVESTMENT
                 (Cost $1,099,954)                         1,099,929
                                                         -----------
               TOTAL PORTFOLIO--101.43%
                 (Cost $58,541,701)                       52,289,753
               OTHER ASSETS & LIABILITIES, NET--(1.43%)     (736,717)
                                                         -----------
               NET ASSETS--100.00%                       $51,553,036
                                                         ===========

------------
*  Non-income producing
b  In bankruptcy

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $62,242,841. Net unrealized depreciation of portfolio investments aggregated $9,953,088 of which $805,113 related to appreciated portfolio investments and $10,758,201 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

 16  TIAA-CREF Life Funds 2002 ANNUAL REPORT

                       See Notes To Financial Statements

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

                         Summary by Country
                                                    VALUE        %
---------------------------------------------------------------------
DOMESTIC:
United States..................................  $         4     0.00%
                                                 -----------   ------
TOTAL DOMESTIC.................................            4     0.00
                                                 ===========   ======

FOREIGN:
Australia......................................    1,551,429     4.60
Austria........................................       22,711     0.07
Belgium........................................      177,587     0.53
Denmark........................................      134,407     0.40
Finland........................................      561,892     1.67
France.........................................    3,027,313     8.98
Germany........................................    1,512,981     4.49
Greece.........................................       48,575     0.14
Hong Kong......................................      523,425     1.55
Ireland........................................      257,804     0.76
Italy..........................................      828,852     2.46
Japan..........................................    7,104,743    21.07
Korea..........................................       83,555     0.25
Netherlands....................................    2,826,541     8.38
New Zealand....................................       60,153     0.18
Norway.........................................       69,944     0.21
Portugal.......................................       56,342     0.17
Singapore......................................      248,900     0.74
Spain..........................................    1,217,968     3.61
Sweden.........................................      500,057     1.48
Switzerland....................................    4,270,867    12.67
United Kingdom.................................    8,626,256    25.59
                                                 -----------   ------
TOTAL FOREIGN..................................   33,712,302   100.00
                                                 -----------   ------
TOTAL PORTFOLIO................................  $33,712,306   100.00%
                                                 ===========   ======

                       ---------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
  PREFERRED STOCK--0.12%
 CONSUMER CYCLICAL--0.12%
       110     Hugo Boss AG. ..........................  $     1,109
     4,855     News Corp Ltd...........................       26,108
        25     Porsche AG. ............................       10,389
       256     ProSieben SAT.1 Media AG. ..............        1,690
                                                         -----------
               TOTAL CONSUMER CYCLICAL                        39,296
                                                         -----------
 HEALTH CARE--0.00%
        60     Fresenius Medical Care AG. .............        1,826
                                                         -----------
               TOTAL CONSUMER CYCLICAL                         1,826
                                                         -----------
               TOTAL PREFERRED STOCK
                 (Cost $44,878)                               41,122
                                                         -----------
COMMON STOCK--99.80%
 AEROSPACE AND DEFENSE--0.16%
     9,440     BAE Systems plc.........................       18,845
       751     European Aeronautic Defense & Space
                 Co....................................        7,763
     3,132     Rolls-Royce plc.........................        5,397
     1,570     Smiths Group plc........................       17,579
        91     Thales S.A. ............................        2,409
       120     Zodiac S.A. ............................        2,442
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                    54,435
                                                         -----------
 BASIC INDUSTRIES--7.98%
        67     Acerinox S.A. ..........................        2,460
       165     ACS Actividades de Construccion y
                 Servicios S.A. .......................        5,307
       815     Aggreko plc.............................        1,935
       777     Akzo Nobel NV...........................       24,649
    15,112     Alumina Ltd.............................       41,697


   SHARES                                                   VALUE
   ------                                                   -----
        28     Aluminum of Greece S.A.I.C. ............  $       518
    20,673     Amcor Ltd...............................       98,832
       725     Amec plc................................        1,672
    10,228     *Arcelor................................      125,794
     4,000     Asahi Kasei Corp........................        9,910
     1,249     Barratt Developments plc................        7,862
     1,425     BASF AG. ...............................       53,685
     1,982     Bayer AG. ..............................       41,598
       408     Berkeley Group plc......................        3,898
    26,216     BHP Billiton Ltd........................      149,837
    11,028     BHP Billiton plc........................       58,899
     1,939     *BHP Steel Ltd..........................        3,527
        64     Billerud AB.............................          698
     1,146     BOC Group plc...........................       16,383
     1,540     Boral Ltd...............................        3,772
       674     BPB plc.................................        2,669
        78     Buderus AG. ............................        1,816
       296     Buhrmann NV.............................        1,292
     3,000     Carter Holt Harvey Ltd..................        2,746
     1,000     Cheung Kong Infrastructure Holdings
                 Ltd...................................        1,712
       189     Ciba Specialty Chemicals AG. (Regd).....       13,177
       996     Compagnie De Saint-Gobain...............       29,224
        78     Cimpor Cimentos de Portugal S.A. .......        1,310
       212     Clariant AG. (Regd).....................        3,388
     5,061     *Corus Group plc........................        2,220
     1,508     CRH plc (Ireland).......................       18,595
     2,714     CSR Ltd.................................        9,659
    28,700     Daicel Chemical Industries Ltd..........       81,019
     2,000     Dainippon Ink & Chemicals, Inc..........        3,202
       300     Daito Trust Construction Co Ltd.........        6,636
     2,000     Daiwa House Industry Co Ltd.............       11,258
     1,000     Denki Kagaku Kogyo KK...................        2,183
     1,100     *Fletcher Challenge Forests Ltd.........          570
       157     Fomento de Construcciones y Contratas
                 S.A. .................................        3,526
         4     Forbo Holding AG. (Regd)................        1,192
       522     Grupo Dragados S.A. ....................        8,874
     3,938     Grupo Ferrovial S.A. ...................       99,801
     1,012     Hanson plc..............................        4,497
        88     Heidelberger Zement AG. (Germany).......        3,264
       287     Hellenic Technodomiki Tev S.A. .........        1,777
        81     Hoganas AB (B Shs)......................        1,534
        74     Holcim Ltd (Br).........................       13,433
       133     Holmen AB (B Shs).......................        3,228
        41     Imerys S.A. ............................        5,180
     3,809     Imperial Chemical Industries plc........       14,104
       511     Italcementi S.p.A. .....................        5,148
       679     James Hardie Industries NV..............        2,611
     1,400     *JFE Holdings, Inc......................       17,000
     1,000     JGC Corp................................        5,595
       338     Johnson Matthey plc.....................        4,353
    24,800     Kajima Corp.............................       55,380
     1,000     Kaneka Corp.............................        5,351
       355     Lafarge S.A. (Br).......................       26,748
       265     L'Air Liquide S.A. .....................       34,956
       623     Leighton Holdings Ltd...................        3,568
       267     Linde AG. ..............................        9,807
     5,304     Lonza Group AG. (Regd)..................      322,222
     1,000     Matsushita Electric Works Ltd...........        6,185
        30     Mayr-Melnhof Karton AG. ................        2,219
    39,853     MIM Holdings Ltd........................       33,886
     5,000     Mitsubishi Chemical Corp................        9,986
     1,000     Mitsubishi Gas Chemical Co, Inc.........        1,390
     3,000     Mitsubishi Materials Corp...............        3,286
     1,000     Mitsubishi Paper Mills Ltd..............        1,213

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   17

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
BASIC INDUSTRIES--(CONTINUED)
     1,000     Mitsui Chemicals, Inc...................  $     4,458
     1,000     Mitsui Mining & Smelting Co Ltd.........        2,309
     1,100     Newcrest Mining Ltd.....................        4,460
    16,000     Nippon Steel Corp.......................       18,741
         2     Nippon Unipac Holding...................        8,680
     1,000     Nishimatsu Construction Co Ltd..........        2,941
       187     Norske Skogindustrier ASA...............        2,645
     1,507     Novar plc...............................        2,632
       200     Novozymes a/s (B Shs)...................        4,182
     1,000     Obayashi Corp...........................        2,225
    11,700     OJI Paper Co Ltd........................       50,282
     1,245     OneSteel Ltd............................        1,262
     1,102     Orica Ltd...............................        6,516
       486     Outokumpu Oyj...........................        4,233
       719     PaperlinX Ltd...........................        2,061
        97     Pechiney S.A. (A Shs)...................        3,404
     2,996     Pilkington plc..........................        2,797
         1     Portucel Empresa Produtore de Pasta e
                 Papel S.A. ...........................            1
     1,505     Rexam plc...............................       10,273
        83     RHI AG. ................................          640
     2,897     Rio Tinto Ltd...........................       55,383
     2,892     Rio Tinto plc...........................       57,732
       366     RMC Group plc...........................        2,162
       141     Sapa AB.................................        2,589
     2,000     Sekisui Chemical Co Ltd.................        5,174
     2,000     Sekisui House Ltd.......................       14,157
    10,700     Shimizu Corp............................       26,779
     5,200     Shin-Etsu Chemical Co Ltd...............      170,456
     2,000     *Showa Denko KK.........................        2,545
     1,268     Skanska AB (B Shs)......................        7,422
       158     Solvay S.A. ............................       10,893
       343     Sons of Gwalia Ltd......................          501
       193     Ssab Svenskt Stal AB (Series A).........        2,281
     1,771     Stora Enso Oyj (R Shs)..................       18,678
    11,000     Sumitomo Chemical Co Ltd................       43,474
     5,000     *Sumitomo Metal Industries Ltd..........        1,812
     1,000     Sumitomo Metal Mining Co Ltd............        4,171
     1,000     Sumitomo Osaka Cement Co Ltd............        1,315
       935     Svenska Cellulosa AB (B Shs)............       31,548
       285     Syngenta AG. ...........................       16,500
     3,000     Taiheiyo Cement Corp....................        3,792
     2,000     Taisei Corp.............................        3,185
     1,845     Taylor Woodrow plc......................        5,035
     1,178     ThyssenKrupp AG. .......................       13,277
        81     Titan Cement Co S.A. ...................        3,108
     1,300     Tokyo Ohka Kogyo Co Ltd.................       17,539
     1,000     Tosoh Corp..............................        2,410
     1,240     Tostem Inax Holding Corp................       18,808
     1,000     Toto Ltd................................        3,699
     1,000     Toyo Seikan Kaisha Ltd..................       11,924
       638     Transurban Group........................        1,444
       296     Trelleborg AB (B Shs)...................        2,395
     2,000     UBE Industries Ltd......................        2,006
        54     Umicore.................................        2,331
       740     UPM-Kymmene Oyj.........................       23,763
        67     Uponor Oyj..............................        1,370
     3,377     Vinci S.A. .............................      190,303
       263     Viohalco S.A. ..........................        1,043
       200     Wienerberger AG. .......................        3,557
     1,165     Wimpey (George) plc.....................        4,989


   SHARES                                                   VALUE
   ------                                                   -----
    13,828     *WMC Resources Ltd......................  $    32,859
    21,123     Wolseley plc............................      177,341
                                                         -----------
               TOTAL BASIC INDUSTRIES                      2,693,415
                                                         -----------
 CONSUMER CYCLICAL--12.96%
       558     Accor S.A. .............................       16,899
       100     Aderans Co Ltd..........................        2,233
     1,000     Aeon Co Ltd.............................       23,679
       200     Aoyama Trading Co Ltd...................        2,756
     1,213     Aristocrat Leisure Ltd..................        3,197
       479     Arnoldo Mondadori Editore S.p.A. .......        2,966
       100     Asatsu-DK, Inc..........................        1,774
       100     Autobacs Seven Co Ltd...................        2,014
       412     Autogrill S.p.A. .......................        3,208
     1,721     BBA Group plc...........................        5,119
        51     Bekaert S.A. ...........................        2,309
       297     Benetton Group S.p.A. ..................        2,649
     2,000     Bridgestone Corp........................       24,775
    25,722     *British Sky Broadcasting Group plc.....      264,609
       491     Bulgari S.p.A. .........................        2,329
       310     Canal Plus..............................        1,457
       100     Capcom Co Ltd...........................        1,506
     3,457     Carlton Communications plc..............        7,472
     1,000     Casio Computer Co Ltd...................        5,570
        14     Club Mediterranee S.A. .................          336
     2,682     Coles Myer Ltd..........................        9,514
     6,895     Compass Group plc.......................       36,631
       420     Continental AG. ........................        6,457
       636     Cycle & Carriage Ltd....................        1,247
       500     *Daiei, Inc.............................          544
       633     Daily Mail & General Trust plc..........        5,926
     3,552     DaimlerChrysler AG. (Regd)..............      108,656
       166     DaimlerChrysler AG. (U.S.)..............        5,088
     1,783     David Jones Ltd.........................        1,084
     1,300     Denso Corp..............................       21,329
        13     D'ieteren S.A. .........................        1,760
     2,662     Dixons Group plc........................        6,214
       112     Douglas Holding AG. ....................        1,881
     2,435     EMI Group plc...........................        5,449
    11,057     Esprit Holdings Ltd.....................       18,646
       100     FamilyMart..............................        1,959
       100     Fast Retailing Co Ltd...................        3,522
       649     Fiat S.p.A. ............................        5,278
        55     Fisher & Paykel Appliances Holdings
                 Ltd...................................          289
        52     Fisher & Paykel Healthcare Corp.........          261
        69     Folli-Follie S.A .......................        1,167
     8,000     Fuji Photo Film Co Ltd..................      260,892
         1     Fuji Television Network, Inc............        4,028
     4,043     Giordano International Ltd..............        1,581
     2,084     GKN plc.................................        6,735
     5,754     Granada plc.............................        7,388
       229     Groupe Bruxelles Lambert S.A. ..........        9,375
       138     Grupo Prisa S.A. .......................          899
       310     Gruppo Editoriale L'Espresso S.p.A. ....        1,012
     1,000     Gunze Ltd...............................        3,682
     5,569     GUS plc.................................       51,731
    12,000     Hankyu Department Stores, Inc...........       57,942
     2,003     Harvey Norman Holdings Ltd..............        2,966
        70     Hellenic Duty Free Shops S.A. ..........          445
     2,446     Hennes & Mauritz AB (B Shs).............       47,161
     7,639     Hilton Group plc........................       20,538
     3,800     Honda Motor Co Ltd......................      140,575
     1,400     Independent News & Media plc............        2,204

 18  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
       500     Inditex S.A. ...........................  $    11,811
     1,000     Isetan Co Ltd...........................        6,859
     1,000     Ito-Yokado Co Ltd.......................       29,494
     1,201     John Fairfax Holdings Ltd...............        2,178
     1,000     *Kanebo Ltd.............................          952
       154     KarstadtQuelle AG. .....................        2,586
       244     Kesko Oyj (B Shs).......................        3,098
     1,360     *Kia Motors Corp........................       10,091
    64,490     Kingfisher plc..........................      231,005
       200     Konami Corp.............................        4,618
       273     Koninklijke Vendex KBB NV...............        2,976
         7     Kuoni Reisen Holding (Regd).............        1,321
     1,000     Kuraray Co Ltd..........................        6,202
       433     Lagardere S.C.A. .......................       17,589
       100     Lawson, Inc.............................        2,410
     1,059     LVMH Moet Hennessy Louis Vuitton
                 S.A. .................................       43,508
       150     Man AG. ................................        2,078
    10,825     Marks & Spencer Group plc...............       54,896
     1,000     Marui Co Ltd............................        9,792
     6,000     Matsushita Electric Industrial Co Ltd...       59,156
     2,730     Mediaset S.p.A. ........................       20,799
       370     Michelin (C.G.D.E.) (B Shs).............       12,759
     1,000     Mitsubishi Rayon Co Ltd.................        2,284
     1,000     Mitsukoshi Ltd..........................        2,081
       174     *Modern Times Group AB (B Shs)..........        1,408
     1,000     *Mycal Corp.............................            8
       897     MyTravel Group plc......................          278
       100     Namco Ltd...............................        1,675
    12,262     News Corp Ltd...........................       79,272
     1,551     Next plc................................       18,390
     1,000     NGK Insulators Ltd......................        5,461
       185     *NH Hoteles S.A. .......................        1,590
       300     Nintendo Co Ltd.........................       27,935
       550     Nippon Television Network Corp..........       82,034
     6,000     Nissan Motor Co Ltd.....................       46,819
     1,000     Nisshinbo Industries, Inc...............        3,472
       200     Oriental Land Co Ltd....................       12,118
     2,822     P & O Princess Cruises plc..............       19,581
     2,700     Paris Miki, Inc.........................       38,019
     1,735     Pearson plc.............................       16,047
     1,056     Peugeot Citroen S.A. ...................       43,063
       167     Pinault-Printemps-Redoute S.A. .........       12,285
       400     Pioneer Corp............................        7,500
     1,376     Pirelli S.p.A. .........................        1,271
       116     Publicis Groupe S.A. ...................        2,459
         4     PubliGroupe S.A. (Regd).................          636
     3,656     Publishing & Broadcasting Ltd...........       17,808
     1,950     Puma AG. Rudolf Dassler Sport...........      133,073
       862     Rank Group plc..........................        3,698
    10,319     Reed Elsevier NV........................      126,155
     7,209     Reed Elsevier plc.......................       61,743
     1,131     Renault S.A. ...........................       53,148
     3,039     Reuters Group plc.......................        8,684
       100     Saizeriya Co Ltd........................        1,481
     2,700     Sankyo Co Ltd (Gunma)...................       67,233
       100     Sanrio Co Ltd...........................          497
     4,000     Sanyo Electric Co Ltd...................       10,415
        69     Schibsted ASA...........................          717
     3,266     SCMP Group Ltd..........................        1,361
    13,229     Seat-Pagine Gialle S.p.A. ..............        9,010
       300     *Sega Corp..............................        2,958
     1,000     Seven-Eleven Japan Co Ltd...............       30,505


   SHARES                                                   VALUE
   ------                                                   -----
     3,047     Shangri-La Asia Ltd.....................  $     1,993
     2,000     Sharp Corp..............................       18,994
       100     Shimachu Co Ltd.........................        2,022
       100     Shimamura Co Ltd........................        6,371
       200     Shimano, Inc............................        2,985
     5,448     Signet Group plc........................        5,964
     1,000     Singapore Press Holdings Ltd............       10,493
     2,181     Six Continents plc......................       17,626
       438     Sky City Entertainment Group Ltd........        1,855
       100     Skylark Co Ltd..........................        1,326
       267     Societe Television Francaise 1
                 (T.F.1)...............................        7,134
       133     Sodexho Alliance S.A. ..................        3,071
       346     Sol Melia S.A. .........................        1,369
     8,300     Sony Corp...............................      346,912
     1,838     TAB Ltd.................................        3,136
     9,874     TABCORP Holdings Ltd....................       59,215
    13,600     Takashimaya Co Ltd......................       53,291
     3,000     Teijin Ltd..............................        7,180
       414     Telefonica Publicidad e Informacion
                 S.A. .................................        1,316
       372     *Telepizza S.A. ........................          293
     1,000     Television Broadcasts Ltd...............        3,154
       518     The Swatch Group AG. (Regd).............        8,766
       300     Toho Co Ltd.............................        2,879
     2,000     Toray Industries, Inc...................        4,247
     1,000     Toyobo Co Ltd...........................        1,306
       100     Toyoda Gosei Co Ltd.....................        1,879
    11,000     Toyota Motor Corp.......................      295,694
       477     TUI AG. ................................        7,984
       466     United Business Media plc...............        2,176
     1,000     UNY Co Ltd..............................        9,783
       131     Valeo S.A. .............................        4,110
        22     Valora Holding AG. .....................        4,216
    14,699     Vivendi Universal S.A. .................      237,393
       990     VNU NV..................................       25,840
       912     Volkswagen AG. .........................       33,018
       803     Volvo AB (B Shs)........................       13,086
       600     Warehouse Group Ltd.....................        2,297
       917     Whitbread plc...........................        7,987
       720     Wolters Kluwer NV.......................       12,542
     4,987     Woolworths Ltd..........................       32,013
       100     World Co Ltd............................        1,913
    48,654     WPP Group plc...........................      371,666
       300     Yamada Denki Co Ltd.....................        6,333
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     4,372,091
                                                         -----------
 CONSUMER NON-CYCLICAL--10.89%
       130     Adidas-Salomon AG. .....................       11,050
       412     AGFA Gevaert NV.........................        9,188
     7,000     Ajinomoto Co, Inc.......................       73,085
       920     Altadis S.A. ...........................       20,989
     1,100     Asahi Breweries Ltd.....................        7,212
       156     Baycorp Advantage Ltd...................          166
        41     Beiersdorf AG. .........................        4,561
     2,515     Boots Co plc............................       23,727
    18,301     British American Tobacco plc............      182,816
     6,112     BRL Hardy Ltd...........................       24,265
       716     Bunzl plc...............................        4,380
     6,361     Cadbury Schweppes plc...................       39,631
        73     Carlsberg a/s (A Shs)...................        2,991
     1,393     Carrefour S.A. .........................       62,025
        88     Casino Guichard-Perrachon S.A. .........        6,534
        17     *Casino Guichard-Perrachon A Wts
                 12/15/03..............................            2
        17     *Casino Guichard-Perrachon B Wts
                 12/15/05..............................           21

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   19

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
     1,776     Coca-Cola Amatil Ltd....................  $     5,271
       221     Coca-Cola Hellenic Bottling Co S.A. ....        3,071
        26     Colruyt S.A. ...........................        1,432
     1,593     Compagnie Financiere Richemont AG.
                 (Units) (A Shs).......................       29,724
       215     Danisco a/s.............................        7,305
       141     Delhaize Group..........................        2,622
    27,624     Diageo plc..............................      300,185
     1,900     Doutor Coffee Co Ltd....................       32,182
       805     Electrolux AB Series B..................       12,703
       303     Essilor International S.A. .............       12,480
     4,447     Foster's Group Ltd......................       11,269
       900     Fraser & Neave Ltd......................        4,047
     3,800     Fuji Oil Co Ltd.........................       33,943
       623     Givaudan S.A. (Regd)....................      279,352
    36,137     Goodman Fielder Ltd.....................       36,221
       469     Greencore Group plc.....................        1,255
     2,056     Groupe Danone...........................      276,600
       594     Heineken NV.............................       23,188
       115     Henkel Kgaa.............................        7,277
       410     *Hite Brewery Co Ltd....................       16,973
     1,486     Imperial Tobacco Group plc..............       25,239
       475     Interbrew S.A. .........................       11,215
         2     Japan Tobacco, Inc......................       13,382
       199     Jeronimo Martins SGPS S.A. .............        1,451
     7,900     Kao Corp................................      173,418
       100     Katokichi Co, Ltd.......................        1,500
       411     Kerry Group (Class A)...................        5,499
     1,000     Kikkoman Corp...........................        6,935
     1,000     Kirin Brewery Co Ltd....................        6,362
     1,900     Kose Corp...............................       60,521
     5,000     Li & Fung Ltd...........................        4,745
     1,760     L'Oreal S.A. ...........................      133,996
       354     Luxottica Group S.p.A. .................        4,670
     1,000     Meiji Seika Kaisha Ltd..................        2,941
       392     Metro AG. ..............................        9,461
     1,996     Nestle S.A. (Regd)......................      422,961
     1,000     Nichirei Corp...........................        2,806
     1,000     Nippon Meat Packers, Inc................        9,986
     1,000     Nisshin Seifun Group, Inc...............        6,657
       200     Nissin Food Products Co Ltd.............        4,466
       207     Numico NV...............................        2,607
       457     Orkla ASA...............................        7,784
     1,846     Parmalat Finanziaria S.p.A. ............        4,397
       196     Pernod-Ricard...........................       18,985
       300     QP Corp/Japan...........................        2,376
    17,844     Reckitt Benckiser plc...................      346,161
     3,200     Rinnai Corp.............................       72,942
     1,197     Royal Ahold NV..........................       15,207
     1,300     SABMiller plc...........................        9,240
     2,741     Safeway plc.............................        9,410
     3,768     Sainsbury (J) plc.......................       16,909
     1,638     Scottish & Newcastle plc................       12,226
     1,000     Shiseido Co Ltd.........................       13,002
       617     Singapore Food Industries Ltd...........          249
        97     Societe BIC S.A. .......................        3,344
     2,699     Sonae SPGS S.A. ........................        1,133
     2,109     Southcorp Ltd...........................        5,463
     1,078     Swedish Match AB........................        8,475
     1,000     Takara Holdings, Inc....................        4,357
     1,043     Tate & Lyle plc.........................        5,289
    18,709     Tesco plc...............................       58,432
        59     Uni-Charm Corp..........................        2,342


   SHARES                                                   VALUE
   ------                                                   -----
     7,442     Unilever NV (Cert)......................  $   457,254
    11,516     Unilever plc............................      109,569
     1,901     Waterford Wedgwood plc (Units)..........          978
        48     Wella AG. ..............................        2,846
     1,000     Yamazaki Baking Co Ltd..................        5,604
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 3,674,535
                                                         -----------
 ENERGY--9.51%
    18,838     BG Group plc............................       81,277
   105,425     BP plc..................................      724,720
     2,078     BP plc (Spon ADR).......................       84,471
    11,545     Centrica plc............................       31,783
    34,100     CNOOC Ltd...............................       44,383
       324     Energy Developments Ltd.................          476
    10,427     ENI S.p.A. .............................      165,773
       906     Fortum Oyj..............................        5,942
       622     Gas Natural SDG S.A. ...................       11,795
       197     Hellenic Petroleum S.A. ................        1,145
    34,798     Hong Kong & China Gas Co Ltd............       45,068
     5,445     IHC Caland NV...........................      287,448
       310     Italgas S.p.A. .........................        4,216
     1,000     Nippon Mining Holdings, Inc.............        1,340
     5,000     Nippon Oil Corp.........................       22,668
       452     Norsk Hydro ASA.........................       20,258
        50     OMV AG. ................................        4,910
    24,228     Origin Energy Ltd.......................       50,615
     6,000     Osaka Gas Co Ltd........................       14,814
     2,192     Repsol YPF S.A. ........................       28,984
    15,161     Royal Dutch Petroleum Co................      667,423
     2,083     Santos Ltd..............................        7,061
    47,360     Shell Transport & Trading Co plc........      311,841
     1,000     Showa Shell Sekiyu KK...................        6,944
       161     Smedvig ASA.............................          767
     3,126     Snam Rete Gas S.p.A. ...................       10,661
     1,035     Statoil ASA.............................        8,740
        24     Technip-Coflexip S.A. ..................        1,718
     6,000     Tokyo Gas Co Ltd........................       18,808
     3,730     Total Fina Elf S.A. ....................      532,731
     1,409     Woodside Petroleum Ltd..................        9,822
                                                         -----------
               TOTAL ENERGY                                3,208,602
                                                         -----------
 FINANCIAL SERVICES--22.05%
     1,889     *3i Group plc...........................       16,878
     1,000     77 Bank Ltd.............................        4,095
        92     Abbey National plc......................          767
    18,507     ABN Amro Holding NV.....................      302,598
       200     Acom Co Ltd.............................        6,573
    11,748     Aegon NV................................      151,146
       150     Aiful Corp..............................        5,637
    23,000     Aioi Insurance Co Ltd...................       44,384
       952     Alleanza Assicurazioni S.p.A. ..........        7,213
       892     Allgreen Properties Ltd.................          489
       783     Allianz AG. (Regd)......................       74,033
    10,451     Allied Irish Banks plc..................      141,039
       408     Alpha Bank S.A. ........................        4,924
     1,522     AMP Diversified Property Trust..........        2,237
     2,713     AMP Ltd.................................       17,080
     3,131     Amvescap plc............................       20,062
     2,000     *Ashikaga Bank Ltd......................        2,309
     6,139     Assicurazioni Generali S.p.A. ..........      126,268
     9,688     Australia & New Zealand Banking Group
                 Ltd...................................       94,650
       307     Australian Stock Exchange Ltd...........        1,972
    12,714     Aviva plc...............................       90,674

 20  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
     7,011     AXA.....................................  $    94,100
       727     Banca Fideuram S.p.A. ..................        3,418
     7,713     Banca Intesa S.p.A. ....................       16,269
     1,981     Banca Intesa S.p.A. (Rnc)...............        3,264
     2,708     Banca Monte dei Paschi di Siena
                 S.p.A. ...............................        6,380
     2,554     Banca Nazionale Del Lavoro S.p.A. ......        2,828
       904     Banca Popolare di Milano................        3,292
    15,832     Banco Bilbao Vizcaya Argentaria S.A. ...      151,521
     1,543     Banco BPI S.A. (Regd)...................        3,530
     6,201     Banco Comercial Portugues S.A. (Regd)...       14,837
       243     Banco Espirito Santo S.A. (Regd)........        3,188
    55,075     Banco Santander Central Hispano S.A. ...      377,984
     3,800     Bank Of East Asia Ltd...................        6,505
     2,000     Bank Of Fukuoka Ltd.....................        8,022
     2,309     Bank Of Ireland (Dublin)................       23,698
     3,124     Bank Of Ireland (London)................       32,095
     3,000     Bank Of Yokohama Ltd....................       11,856
    36,766     Barclays plc............................      227,880
     1,468     Bayerische Hypo-und Vereinsbank AG. ....       22,800
     6,036     BNP Paribas.............................      245,956
     6,000     *BOC Hong Kong Holdings Ltd.............        6,155
     2,438     British Land Co plc.....................       17,741
       332     *BTG plc................................          604
       743     Canary Wharf Group plc..................        2,817
    22,512     CapitaLand Ltd..........................       14,407
     3,088     Capitalia S.p.A. .......................        3,947
     6,009     CFS Gandel Retail Trust.................        4,636
     4,600     Cheung Kong Holdings Ltd................       29,936
     2,000     Chiba Bank Ltd..........................        6,371
     2,600     City Developments Ltd...................        6,236
       448     Close Brothers Group plc................        4,010
       211     Commercial Bank Of Greece...............        3,211
     7,323     Commonwealth Bank of Australia..........      111,337
     5,349     Commonwealth Property Office Fund.......        3,525
       408     Corporacion Mapfre S.A. ................        3,310
       300     Credit Saison Co Ltd....................        5,119
     6,169     Credit Suisse Group.....................      133,847
        42     Daido Life Insurance Co Ltd.............       88,127
     3,000     Daiwa Securities Group, Inc.............       13,323
     1,903     Danske Bank a/s.........................       31,455
     8,019     DBS Group Holdings Ltd..................       50,856
     2,670     Deutsche Bank AG. (Regd)................      123,003
       166     Deutsche Boerse AG. ....................        6,620
     4,140     Deutsche Office Trust...................        2,774
     1,674     Dexia...................................       20,782
     1,400     Diamond Lease Co Ltd....................       26,780
     1,700     DnB Holding ASA.........................        8,000
       313     Drott AB (B Shs)........................        3,484
       355     EFG Eurobank Ergasias S.A. .............        4,172
        76     Erste Bank Der Oesterreichischen
                 Sparkassen AG. .......................        5,116
     2,924     Fineco Group S.p.A. ....................        1,365
     3,458     Fortis..................................       60,964
    25,700     Fuji Fire & Marine Insurance Co Ltd.....       48,944
     5,418     General Property Trust..................        9,061
       277     Gjensidige Nor ASA......................        9,076
       725     Great Portland Estates plc..............        2,603
     1,000     Gunma Bank Ltd..........................        4,348
       964     Hammerson plc...........................        7,310
    17,155     Hang Lung Properties Ltd................       16,609
     4,100     Hang Seng Bank Ltd......................       43,637
    17,496     HBOS plc................................      184,492
    10,100     Henderson Land Development Co Ltd.......       30,306


   SHARES                                                   VALUE
   ------                                                   -----
     2,000     *Hokuriku Bank Ltd......................  $     2,697
     2,229     Hong Kong Exchanges & Clearing Ltd......        2,801
    47,547     HSBC Holdings plc (United Kingdom)......      525,496
     2,136     Hysan Development Co Ltd................        1,589
     8,809     ING Groep NV............................      149,201
    20,732     Insurance Australia Group Ltd...........       31,987
     1,564     Irish Life & Permanent plc..............       16,905
     2,000     Joyo Bank Ltd...........................        5,562
       479     KBC Bancassurance Holding NV............       15,276
       580     *Kookmin Credit Card Co Ltd.............       14,133
       656     Land Securities Group plc...............        8,290
    30,692     Legal & General Group plc...............       47,435
       746     Lend Lease Corp Ltd.....................        4,083
    22,484     Lloyds TSB Group plc....................      161,438
       542     Macquarie Bank Ltd......................        7,203
     5,459     Macquarie Infrastructure Group..........        9,837
     1,069     Man Group plc...........................       15,265
       745     Mediobanca S.p.A. ......................        6,129
       575     Mediolanum S.p.A. ......................        2,963
       246     Metrovacesa S.A. .......................        5,215
         3     Millea Holdings, Inc....................       21,589
     2,941     Mirvac Group............................        6,856
     2,000     Mitsubishi Estate Co Ltd................       15,236
        10     Mitsubishi Tokyo Financial Group, Inc...       54,352
     5,900     Mitsui Fudosan Co Ltd...................       38,283
     4,300     Mitsui Sumitomo Insurance Co Ltd........       19,784
     1,000     Mitsui Trust Holdings, Inc..............        1,626
        15     Mizuho Holdings, Inc....................       14,031
       115     MLP AG. ................................        1,159
       399     Muenchener Rueckver AG. (Regd)..........       47,691
     9,302     National Australia Bank Ltd.............      166,305
       568     National Bank Of Greece S.A. ...........        8,047
     5,000     New World Development Co Ltd............        2,501
     4,000     Nikko Cordial Corp......................       13,483
     5,000     Nipponkoa Insurance Co Ltd..............       18,834
     6,000     Nissay Dowa General Insurance Co Ltd....       22,398
     4,600     Nomura Holdings, Inc....................       51,710
     2,540     Nordea AB (Finland).....................       11,411
     7,406     Nordea AB (Sweden)......................       32,639
     1,100     ORIX Corp...............................       70,911
     7,000     Oversea-Chinese Banking Corp Ltd........       38,945
     2,000     Parkway Holdings Ltd....................          871
       385     Piraeus Bank S.A. ......................        2,432
        30     Pohjola Group plc.......................          468
     3,702     Principal Office Fund...................        3,127
       200     Promise Co Ltd..........................        7,129
       468     Provident Financial plc.................        4,475
     9,564     Prudential plc..........................       67,593
     1,182     QBE Insurance Group Ltd.................        5,428
     1,599     RAS S.p.A. .............................       19,465
     9,000     Resona Holdings, Inc....................        4,930
     4,636     Royal & Sun Alliance Insurance Group
                 plc...................................        9,012
    25,773     Royal Bank of Scotland Group plc........      617,401
       484     Sampo Oyj (A Shs).......................        3,682
     3,657     Sanpaolo IMI S.p.A. ....................       23,793
       457     Schroders plc...........................        3,760
     1,380     SFCG Co Ltd.............................      100,008
     2,000     Shizuoka Bank Ltd.......................       12,893
     6,185     Sino Land Co Ltd........................        1,983
     4,578     Skandia Forsakrings AB..................       12,189
     1,216     Skandinaviska Enskilda Banken (A Shs)...       10,118
     1,394     Slough Estates plc......................        7,608
     1,441     Societe Generale (A Shs)................       83,926

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   21

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
     2,000     Sompo Japan Insurance, Inc..............  $    11,679
    12,328     Standard Chartered plc..................      140,119
     1,370     Stockland Trust Group...................        3,720
       218     Storebrand ASA..........................          818
     2,600     Sumisho Lease Co Ltd....................       30,038
         9     Sumitomo Mitsui Financial Group Inc.....       28,137
    14,000     Sumitomo Realty & Development Co Ltd....       56,982
     2,000     Sumitomo Trust & Banking Co Ltd.........        8,107
     4,100     Sun Hung Kai Properties Ltd.............       24,290
     1,234     Suncorp-Metway Ltd......................        7,748
     2,909     Svenska Handelsbanken AB (A Shs)........       38,727
     1,310     Swiss Reinsurance Co (Regd).............       85,931
       180     Takefuji Corp...........................       10,390
    10,872     UBS AG. (Regd)..........................      528,385
         8     UFJ Holdings, Inc.......................        8,090
       105     Unibail.................................        7,471
    18,069     UniCredito Italiano S.p.A. .............       72,244
     3,000     United Overseas Bank Ltd................       20,409
       629     Vallehermoso S.A. ......................        6,535
       312     WCM Beteiligungs & Grundbesitz AG. .....          861
       850     Westfield Holdings Ltd..................        6,438
       183     *Westfield Trust (New)..................          350
     5,039     Westfield Trust (Units).................        9,846
     5,046     Westpac Banking Corp....................       39,069
     2,000     Wing Tai Holdings Ltd...................          600
       662     Zurich Financial Services AG. ..........       61,854
                                                         -----------
               TOTAL FINANCIAL SERVICES                    7,437,292
                                                         -----------
 HEALTH CARE--11.48%
       206     Altana AG. .............................        9,360
     1,979     Amersham plc............................       17,714
     7,045     AstraZeneca plc (United Kingdom)........      251,787
     3,318     Aventis S.A. ...........................      180,363
       872     *Celltech Group plc.....................        4,843
     1,487     Centerpulse AG. (Regd)..................      259,179
       607     Chugai Pharmaceutical Co Ltd............        5,780
       169     Cochlear Ltd............................        3,709
       464     CSL Ltd.................................        5,644
     1,000     Daiichi Pharmaceutical Co Ltd...........       14,351
       700     Eisai Co Ltd............................       15,720
       981     *Elan Corp plc..........................        2,110
        83     Fresenius Medical Care AG. .............        3,484
       609     Gambro AB (A Shs).......................        3,390
       232     Gambro AB (B Shs).......................        1,289
       127     Gehe AG. ...............................        4,924
    30,505     GlaxoSmithKline plc.....................      585,391
       166     H. Lundbeck a/s.........................        4,409
        68     Instrumentarium Oyj.....................        2,725
     1,000     Kyowa Hakko Kogyo Co Ltd................        4,146
        64     Merck KGaA..............................        1,686
     5,421     *Nobel Biocare Holding AG. .............      348,540
    12,139     Novartis AG. (Regd).....................      442,911
     1,289     Novo Nordisk a/s (B Shs)................       37,240
     2,000     Ono Pharmaceutical Co Ltd...............       59,998
        50     Orion-Yhtymae OY (B Shrs)...............        1,118
       100     Phonak Holding AG. .....................          940
       291     Qiagen NV...............................        1,527
     7,515     Roche Holding AG. (Genusscheine)........      523,664
     1,000     Sankyo Co Ltd...........................       12,547
     2,244     Sanofi-Synthelabo S.A. .................      137,170
       509     Schering AG. ...........................       22,167
     4,500     Schwarz Pharma AG. .....................      163,675


   SHARES                                                   VALUE
   ------                                                   -----
       550     *SciGen Ltd.............................  $        24
        25     Serono S.A. (B Shs).....................       13,398
     1,000     Shionogi & Co Ltd.......................       14,140
     1,903     Smith & Nephew plc......................       11,657
       550     Sonic Healthcare Ltd....................        2,025
       601     SSL International plc...................        2,491
       477     Synthes-Stratec, Inc....................      292,541
     1,000     Taisho Pharmaceutical Co Ltd............       14,705
     6,900     Takeda Chemical Industries Ltd..........      288,396
        40     Tecan Group AG. ........................        1,316
     4,600     Terumo Corp.............................       63,649
       189     UCB S.A. ...............................        5,950
       115     William Demant Holding..................        2,478
       800     Yamanouchi Pharmaceutical Co Ltd........       23,190
       360     Zeltia S.A. ............................        2,048
                                                         -----------
               TOTAL HEALTH CARE                           3,871,509
                                                         -----------
 OTHER--2.66%
       697     Acesa Infraestructuras S.A. Rts.........          402
       287     Adecco S.A. (Regd)......................       11,250
     1,536     Aegis Group plc.........................        1,935
       602     Amadeus Global Travel Distribution S.A.
                 (A Shs)...............................        2,483
        88     Amer Group plc..........................        3,223
       791     Amey plc................................          344
       483     Ansell Ltd..............................        2,040
     7,205     Assa Abloy AB (B Shs)...................       82,276
       504     Auckland International Airport Ltd......        1,463
     3,856     BAA plc.................................       31,287
        10     Bellsystem 24, Inc......................        1,952
       200     Benesse Corp............................        2,242
     1,390     Capita Group plc........................        5,538
     2,697     Chubb plc...............................        3,810
       181     DCC plc.................................        1,865
       633     De La Rue plc...........................        2,971
       971     Deutsche Post AG. (Regd)................       10,200
       600     Electrocomponents plc...................        2,772
        36     Flughafen Wien AG. .....................        1,209
       100     Fuji Soft ABC, Inc......................        1,580
       228     Group 4 Falck a/s.......................        4,816
       448     Hagemeyer NV............................        3,244
       122     Haw Par Corp Ltd........................          229
     2,462     Hays plc................................        3,676
    10,800     Hutchison Whampoa Ltd...................       67,583
       100     *ISS a/s................................        3,603
     4,000     Itochu Corp.............................        8,663
    25,000     Keppel Corp Ltd.........................       53,329
     2,696     Kidde plc...............................        3,071
       323     M.J. Maillis S.A. ......................        1,363
     2,000     Marubeni Corp...........................        1,837
       100     Meitec Corp.............................        2,444
     3,000     Mitsubishi Corp.........................       18,328
     4,000     Mitsui & Co Ltd.........................       18,674
       264     OCE NV..................................        2,909
       187     OM AB...................................          893
       100     Oracle Corp Japan.......................        2,423
     7,405     Rentokil Initial plc....................       26,227
     1,600     Secom Co Ltd............................       54,875
     2,017     Securicor plc...........................        2,752
     1,485     Securitas AB (B Shs)....................       17,725
     1,280     Serco Group plc.........................        3,153
     1,014     SGS Societe Generale Surveillance
                 Holdings S.A. ........................      305,073
       500     Softbank Corp...........................        5,709
     2,000     Sumitomo Corp...........................        8,595

 22  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 OTHER--(CONTINUED)
     2,500     Swire Pacific Ltd (A Shs)...............  $     9,553
     1,073     *Terra Networks S.A. ...................        4,515
       100     TIS, Inc................................        1,476
       889     TPG NV..................................       14,414
       328     Vedior NV...............................        1,872
     2,340     Wesfarmers Ltd..........................       35,060
    20,000     Wharf Holdings Ltd......................       37,700
                                                         -----------
               TOTAL OTHER                                   896,626
                                                         -----------
 PRODUCER DURABLES--4.44%
     1,298     ABB Ltd.................................        3,689
     1,240     Advantest Corp..........................       55,589
       137     Aixtron AG. ............................          653
       419     Alstom..................................        2,089
     1,000     Amada Co Ltd............................        2,730
       540     Atlas Copco AB (B Shs)..................        9,575
     1,327     Balfour Beatty plc......................        3,087
        28     Barco NV................................        1,468
     2,000     *Chartered Semiconductor Manufacturing
                 Ltd...................................          819
     1,000     Daikin Industries Ltd...................       15,842
     1,000     Ebara Corp..............................        3,093
       200     Fanuc Ltd...............................        8,848
        20     Fischer (Georg) Ltd (Regd)..............        2,025
     1,850     FKI plc.................................        2,621
       190     FLS Industries a/s (B Shs)..............        1,517
     1,000     Fuji Electric Co Ltd....................        1,744
       100     Fuji Machine Manufacturing Co Ltd.......          944
     4,000     Fujitsu Ltd.............................       11,427
     2,300     Futaba Corp.............................       45,740
     8,000     Hitachi Ltd.............................       30,673
     2,000     *Hitachi Zosen Corp.....................          421
       200     Hoya Corp...............................       14,005
     1,036     IMI plc.................................        4,378
    11,795     Invensys plc............................       10,017
     3,000     Ishikawajima-Harima Heavy Industries Co
                 Ltd...................................        2,730
     2,000     Kawasaki Heavy Industries Ltd...........        1,584
        46     KCI Konecranes International............        1,124
     3,000     Komatsu Ltd.............................        9,783
       151     Kone Oyj (B Shs)........................        4,534
     7,005     Koninklijke Philips Electronics NV......      122,763
     2,000     Kubota Corp.............................        5,427
     3,144     *Logitech International S.A. (Regd).....       93,795
     1,200     Mabuchi Motor Co Ltd....................      110,424
       219     Metso Oyj...............................        2,367
     5,000     Mitsubishi Electric Corp................       11,545
     8,000     Mitsubishi Heavy Industries Ltd.........       19,550
     1,000     *Mitsui Engineering & Shipbuilding Co
                 Ltd...................................          725
       100     Mori Seiki Co Ltd.......................          509
     2,600     Murata Manufacturing Co Ltd.............      104,289
     4,000     NEC Corp................................       14,966
        49     *NEG Micon a/s..........................          827
     1,000     Nikon Corp..............................        7,517
       300     Nitto Denko Corp........................        8,545
       115     NKT Holding a/s.........................        1,202
     1,000     NSK Ltd.................................        2,579
     1,000     NTN Corp................................        3,455
     1,000     Oki Electric Industry Co Ltd............        1,618
       800     Rohm Co Ltd.............................      102,267
       160     Samsung Electronics Co Ltd..............       42,359
     4,042     Sandvik AB..............................       90,226
        20     Schindler Holding AG. (Regd)............        3,761
       874     Schneider Electric S.A. ................       41,355


   SHARES                                                   VALUE
   ------                                                   -----
     3,000     SembCorp Industries Ltd.................  $     1,358
        41     SGL Carbon AG. .........................          340
     3,023     Siemens AG. ............................      128,480
     5,000     Singapore Technologies Engineering
                 Ltd...................................        4,756
       248     SKF AB (B Shs)..........................        6,432
       800     SMC Corp................................       75,099
         7     Sulzer AG. (Regd).......................          952
     1,000     Sumitomo Heavy Industries Ltd...........          556
       405     Tandberg ASA............................        2,338
       300     THK Co Ltd..............................        3,304
       506     *Thomson................................        8,634
     1,200     Tokyo Electron Ltd......................       54,302
       245     Tomra Systems ASA.......................        1,595
     9,000     Toshiba Corp............................       28,213
     8,400     Toyota Industries Corp..................      126,350
        35     VA Technologie AG. .....................          569
       351     Vestas Wind Systems a/s.................        3,496
       122     Wartsila Oyj (B Shs)....................        1,539
     1,000     Yokogawa Electric Corp..................        6,211
                                                         -----------
               TOTAL PRODUCER DURABLES                     1,499,344
                                                         -----------
 TECHNOLOGY--5.93%
    16,167     Alcatel S.A. ...........................       70,916
       161     Altran Technologies S.A. ...............          772
     2,420     *ARM Holdings plc.......................        1,870
     2,000     Asahi Glass Co Ltd......................       12,252
       500     ASM Pacific Technology Ltd..............          962
    12,799     *ASML Holding NV........................      106,913
        50     *Atos Origin............................        1,217
       144     *Business Objects.......................        2,120
     5,000     Canon, Inc..............................      188,337
       290     Cap Gemini S.A. ........................        6,628
     1,000     Citizen Watch Co Ltd....................        4,458
     1,309     Computershare Ltd.......................        1,364
       200     Creative Technology Ltd.................        1,418
       200     CSK Corp................................        4,197
     9,000     Dai Nippon Printing Co Ltd..............       99,579
        56     Dassault Systemes S.A. .................        1,207
       110     EDB Business Partner ASA................          294
       102     Epcos AG. ..............................        1,045
     1,531     ERG Ltd.................................           86
    38,204     Ericsson (LM) (B Shs)...................       26,746
     1,000     Fujikura Ltd............................        2,376
       100     Fujitsu Support & Service, Inc..........        1,163
     2,000     Furukawa Electric Co Ltd................        4,197
     1,575     Futuris Corp Ltd........................        1,162
       717     Getronics NV............................          436
       534     GN Store Nord...........................        1,562
     1,200     Hirose Electric Co Ltd..................       91,615
       966     Infineon Technologies AG. ..............        7,096
       143     Intracom S.A. ..........................          639
        57     *Iona Technologies plc..................          144
    33,720     Johnson Electric Holdings Ltd...........       36,970
       500     Keyence Corp............................       87,006
     1,000     Konica Corp.............................        7,255
        49     *Kudelski S.A. (Br).....................          664
       500     Kyocera Corp............................       29,114
     2,239     LogicaCMG plc...........................        5,407
     8,665     Marconi plc.............................          254
     2,800     Melco, Inc..............................       40,819
       357     *Merkantildata ASA......................          268
     1,000     Minebea Co Ltd..........................        3,480
     1,834     Misys plc...............................        5,197

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   23

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       300     Mitsumi Electric Co Ltd.................  $     2,733
       239     Nera ASA................................          259
     1,000     NGK Spark Plug Co Ltd...................        6,472
     2,200     Nichicon Corp...........................       25,454
       100     Nidec Corp..............................        6,253
     1,000     Nippon Sheet Glass Co Ltd...............        1,795
    29,530     Nokia Oyj...............................      469,480
         3     NTT Data Corp...........................        8,292
     1,000     Olympus Optical Co Ltd..................       16,297
     1,000     Omron Corp..............................       14,848
     2,000     Ricoh Co Ltd............................       32,814
     1,614     Sage Group plc..........................        3,456
        41     Sagem S.A. .............................        2,775
     2,483     SAP AG. ................................      194,643
        54     Software AG. (Regd).....................          514
     4,096     Spirent plc.............................        1,105
    14,425     STMicroelectronics NV...................      282,770
     2,000     Sumitomo Electric Industries Ltd........       12,960
       300     TDK Corp................................       12,084
       230     Tietoenator Corp........................        3,138
     2,000     Toppan Printing Co Ltd..................       15,050
        26     Unaxis Holding AG. (Regd)...............        1,739
     2,000     Venture Corp Ltd........................       16,028
       825     WM-Data AB (B Shs)......................          720
     1,000     Yamaha Corp.............................        9,244
                                                         -----------
               TOTAL TECHNOLOGY                            2,000,128
                                                         -----------
 TRANSPORTATION--1.68%
       409     Air France..............................        3,966
     2,574     *Alitalia S.p.A. .......................          654
     1,000     *All Nippon Airways Co Ltd..............        1,845
       465     Associated British Ports Holdings plc...        2,991
       290     Attica Enterprise Holding S.A. .........          752
        82     Bergesen DY a/s (B Shs).................        1,326
     5,870     Brambles Industries Ltd.................       15,538
     1,970     Brambles Industries plc.................        4,821
     1,539     British Airways plc.....................        3,345
     3,000     Cathay Pacific Airways Ltd..............        4,097
         3     Central Japan Railway Co................       18,682
        30     Compagnie Maritime Belge S.A. ..........        1,615
         1     Dampskibsselskabet Af 1912 (B Shs)......        7,021
         1     Dampskibsselskabet Svendborg (B Shs)....       10,172
       282     Deutsche Lufthansa AG. (Regd)...........        2,666
         8     East Japan Railway Co...................       39,707
       453     Exel plc................................        5,017
       581     Firstgroup plc..........................        2,203
       143     Frontline Ltd...........................        1,249
    13,000     Hankyu Corp.............................       35,165
     2,410     Iberia Lineas Aereas de Espana..........        3,541
     2,000     *Japan Airlines System Corp.............        4,264
     1,000     Kawasaki Kisen Kaisha Ltd...............        1,719
     1,000     Keihin Electric Express Railway Co
                 Ltd...................................        4,550
     1,000     Keio Electric Railway Co Ltd............        5,300
     4,120     Kinki Nippon Railway Co Ltd.............        8,888
       121     KLM (Royal Dutch Airlines) NV...........        1,166
     1,260     Mayne Group Ltd.........................        2,313
     1,000     Mitsui O.S.K. Lines Ltd.................        2,073
    15,000     Mitsui-Soko Co Ltd......................       26,923
     3,075     MTR Corp................................        3,253
     2,000     *Neptune Orient Lines Ltd...............        1,061
    14,000     Nippon Express Co Ltd...................       54,858
     3,000     Nippon Yusen Kabushiki Kaisha...........       10,112


   SHARES                                                   VALUE
   ------                                                   -----
     8,105     Patrick Corp Ltd........................  $    59,787
     1,585     Peninsular & Oriental Steam Navigation
                 Co....................................        4,198
     1,636     *Ryanair Holdings plc...................       11,417
       206     *SAS AB.................................        1,168
     1,000     Seino Transportation Co Ltd.............        5,857
     2,000     Singapore Airlines Ltd..................       11,761
     4,252     Stagecoach Group plc....................        2,019
    14,000     Sumitomo Warehouse Co Ltd...............       28,904
     2,000     Tobu Railway Co Ltd.....................        5,309
     2,000     Tokyu Corp..............................        7,045
         2     West Japan Railway Co...................        7,095
    10,000     Yamato Transport Co Ltd.................      130,614
                                                         -----------
               TOTAL TRANSPORTATION                          568,027
                                                         -----------
 UTILITIES--10.06%
       219     ACEA S.p.A. ............................          970
       697     Acesa Infraestructuras S.A. ............        7,899
        83     Aguas de Barcelona S.A. ................          836
       182     Athens Water Supply & Sewage Co S.A. ...          691
     1,021     Australian Gas Light Co Ltd.............        6,061
     5,584     Autoroutes du Sud de La France..........      134,952
     2,260     Autostrade-Concessioni e Costruzioni
                 Autostrade S.p.A. ....................       22,483
       530     AWG plc.................................        3,699
       566     Bouygues S.A. ..........................       15,811
       908     Brisa-Auto Estradas de Portugal S.A. ...        5,031
    78,794     BT Group plc............................      247,358
     4,850     Cable & Wireless plc....................        3,494
     1,600     Chubu Electric Power Co, Inc............       28,583
     5,100     CLP Holdings Ltd........................       20,535
     1,000     Contact Energy Ltd......................        2,077
     5,811     Deutsche Telekom AG. (Regd).............       74,518
        20     *e.Biscom S.p.A. .......................          573
     2,640     E.ON AG. ...............................      106,384
        84     Electrabel S.A. ........................       20,407
     3,738     Electricidade de Portugal S.A. .........        6,237
     2,550     Endesa S.A. ............................       29,837
    11,131     Enel S.p.A. ............................       57,937
     1,038     France Telecom S.A. ....................       18,169
       618     Hellenic Telecommunications Organization
                 S.A. .................................        6,810
    13,000     Hong Kong Electric Holdings Ltd.........       49,177
    15,068     Iberdrola S.A. .........................      211,095
     1,696     *International Power plc................        2,614
     2,000     Kansai Electric Power Co, Inc...........       30,218
     1,211     Kelda Group plc.........................        8,266
     6,229     KPN NV..................................       40,528
     1,200     Kyushu Electric Power Co, Inc...........       17,555
    40,901     National Grid Transco plc...............      300,589
        33     Nippon Telegraph & Telephone Corp.......      119,853
        46     NTT Docomo, Inc.........................       84,891
         8     Oesterreichische
                 Elektrizitaetswirtschafts AG. (A
                 Shs)..................................          681
    29,419     *Pacific Century CyberWorks Ltd.........        4,640
     2,855     Portugal Telecom SGPS S.A. (Regd).......       19,624
     1,127     RWE AG. ................................       28,976
     3,918     Scottish & Southern Energy plc..........       42,892
     4,847     Scottish Power plc......................       28,287
     1,042     Severn Trent plc........................       11,642
    13,000     Singapore Telecommunications Ltd........        9,294
         3     *Sociedad General de Aguas de Barcelona
                 S.A. .................................           29
     2,065     Suez S.A. ..............................       35,842
       133     Swisscom AG. (Regd).....................       38,524
       417     TDC a/s.................................       10,133

 24  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
  UTILITIES--(CONTINUED)
       290     *Tele2 AB (B Shs).......................  $     7,672
    20,437     Telecom Corp of New Zealand Ltd.........       48,428
    13,040     Telecom Italia S.p.A. ..................       98,937
     4,650     Telecom Italia S.p.A. (Rnc).............       23,471
    23,188     *Telefonica S.A. .......................      207,562
       376     *Telekom Austria AG. ...................        3,808
       996     Telenor ASA.............................        3,810
     5,382     TeliaSonera AB..........................       20,260
    11,485     Telstra Corp Ltd........................       28,520
    17,585     TIM S.p.A. .............................       80,274
       296     *Tiscali S.p.A. ........................        1,329
     1,300     Tohoku Electric Power Co, Inc...........       19,138
    10,300     Tokyo Electric Power Co, Inc............      195,723
       314     Union Fenosa S.A. ......................        4,135
     1,491     United Utilities plc....................       14,978
   321,153     Vodafone Group plc......................      585,530
     7,265     Vodafone Group plc (Spon ADR)...........      131,642
       563     Vodafone-Panafon S.A. ..................        3,261
                                                         -----------
               TOTAL UTILITIES                             3,395,180
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $41,578,068)                       33,671,184
                                                         -----------
               TOTAL PORTFOLIO--99.92%
                 (Cost $41,622,946)                       33,712,306
               OTHER ASSETS & LIABILITIES, NET--0.08%         25,679
                                                         -----------
               NET ASSETS--100.00%                       $33,737,985
                                                         ===========

------------
*  Non-income producing

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $42,929,505. Net unrealized depreciation of portfolio investments aggregated $9,217,199 of which $892,737 related to appreciated portfolio investments and $10,109,936 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       See Notes To Financial Statements

                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   25

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
COMMON STOCK--98.33%
  AEROSPACE AND DEFENSE--1.36%
       200     AAR Corp................................  $     1,030
       337     *Alliant Techsystems, Inc...............       21,012
       200     *Armor Holdings, Inc....................        2,754
       138     *Aviall, Inc............................        1,111
     7,868     Boeing Co...............................      259,565
       251     *DRS Technologies, Inc..................        7,864
        63     *Ducommun, Inc..........................          999
        61     *Dynamics Research Corp.................          855
     2,521     *EchoStar Communications Corp (Class
                 A)....................................       56,117
       118     Engineered Support Systems, Inc.........        4,344
     1,789     General Dynamics Corp...................      141,993
     8,941     *General Motors Corp....................       95,669
       886     Goodrich Corp...........................       16,232
       100     Heico Corp..............................        1,061
       109     *Herley Industries, Inc.................        1,897
       100     *Hexcel Corp............................          300
        64     *Integrated Defense Technology, Inc.....          928
       200     Kaman Corp (Class A)....................        2,200
       635     *L-3 Communications Holdings, Inc.......       28,518
       100     *Ladish Co, Inc.........................          806
     3,594     Lockheed Martin Corp....................      207,554
       100     *Moog, Inc (Class A)....................        3,104
     1,439     Northrop Grumman Corp...................      139,600
       300     *Orbital Sciences Corp..................        1,266
       300     *PanAmSat Corp..........................        4,392
       990     PerkinElmer, Inc........................        8,176
       500     Precision Castparts Corp................       12,125
     3,857     Raytheon Co.............................      118,603
       535     *Remec, Inc.............................        2,076
     1,721     Rockwell Collins, Inc...................       40,030
       156     *Sequa Corp (Class A)...................        6,101
       285     *Teledyne Technologies, Inc.............        4,469
       600     *Titan Corp.............................        6,240
       129     *Triumph Group, Inc.....................        4,120
       194     *United Defense Industries, Inc.........        4,520
       100     *Viasat, Inc............................        1,154
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                 1,208,785
                                                         -----------
 BASIC INDUSTRIES--4.06%
        86     *Aaon, Inc..............................        1,585
     2,191     Air Products & Chemicals, Inc...........       93,665
       500     *Airgas, Inc............................        8,625
     1,000     *AK Steel Holding Corp..................        8,000
       170     Albany International Corp (Class A).....        3,512
       237     Albemarle Corp..........................        6,743
     8,389     Alcoa, Inc..............................      191,101
       700     Allegheny Technologies, Inc.............        4,361
       200     Amcol International Corp................        1,160
       645     *American Standard Cos, Inc.............       45,885
        40     American Woodmark Corp..................        1,900
        27     Ameron International Corp...............        1,489
       101     *Applied Films Corp.....................        2,019
       300     Aptargroup, Inc.........................        9,372
       200     Arch Chemicals, Inc.....................        3,650
       447     Arch Coal, Inc..........................        9,672
        39     *Avatar Holdings, Inc...................          897
       924     Avery Dennison Corp.....................       56,438
       522     Ball Corp...............................       26,721
       562     Bemis Co................................       27,892
       739     Black & Decker Corp.....................       31,696
       463     Boise Cascade Corp......................       11,677
       570     Bowater, Inc............................       23,912

   SHARES                                                   VALUE
   ------                                                   -----
       100     *Brush Engineered Materials, Inc........  $       550
       200     *Buckeye Technologies, Inc..............        1,230
       100     Building Materials Holding Corp.........        1,430
       200     Butler Manufacturing Co.................        3,870
       100     *BWAY Corp..............................        1,978
       600     Cabot Corp..............................       15,924
       350     *Cabot Microelectronics Corp............       16,567
       300     Calgon Carbon Corp......................        1,482
       206     Cambrex Corp............................        6,223
       200     Caraustar Industries, Inc...............        1,896
       300     Carlisle Cos, Inc.......................       12,414
       200     Carpenter Technology Corp...............        2,490
        65     *Castle (A.M.) & Co.....................          296
       100     Centex Construction Products, Inc.......        3,515
       636     Centex Corp.............................       31,927
       100     Century Aluminum Co.....................          741
       400     *Champion Enterprises, Inc..............        1,140
       100     Chemed Corp.............................        3,535
       100     Chesapeake Corp.........................        1,785
       200     Clarcor, Inc............................        6,454
       843     Clayton Homes, Inc......................       10,268
       100     Cleveland-Cliffs, Inc...................        1,985
       182     *Collins & Aikman Corp..................          810
       348     *Comfort Systems U.S.A., Inc............        1,166
       200     Commercial Metals Co....................        3,248
       200     Consol Energy, Inc......................        3,456
     1,000     Crompton Corp...........................        5,950
     1,500     *Crown Cork & Seal Co, Inc..............       11,925
       400     *Cytec Industries, Inc..................       10,912
       983     D.R. Horton, Inc........................       17,055
       100     Deltic Timber Corp......................        2,670
       184     *Dionex Corp............................        5,467
     8,738     Dow Chemical Co.........................      259,519
     9,677     Du Pont (E.I.) de Nemours & Co..........      410,347
       400     *Earthshell Corp........................          232
       800     Eastman Chemical Co.....................       29,416
     1,206     Ecolab, Inc.............................       59,697
       200     ElkCorp.................................        3,460
       136     *EMCOR Group, Inc.......................        7,209
       100     *Encore Wire Corp.......................          905
       100     *Energy Conversion Devices, Inc.........          980
     1,279     Engelhard Corp..........................       28,586
       298     Ferro Corp..............................        7,280
       300     *Fleetwood Enterprises, Inc.............        2,355
       182     Florida Rock Industries, Inc............        6,925
       741     Fluor Corp..............................       20,748
       377     *FMC Corp...............................       10,300
       100     *Foamex International, Inc..............          316
       674     *Freeport-McMoran Copper & Gold, Inc
                 (Class A).............................       11,310
       200     Georgia Gulf Corp.......................        4,628
     2,517     Georgia-Pacific Corp....................       40,675
        78     Gibraltar Steel Corp....................        1,485
        97     Glatfelter..............................        1,277
       296     Granite Construction, Inc...............        4,588
       483     Great Lakes Chemical Corp...............       11,534
       100     Greif Brothers Corp (Class A)...........        2,380
       300     H.B. Fuller Co..........................        7,764
       687     *Hecla Mining Co........................        3,476
       747     *Hercules, Inc..........................        6,574
       199     *Hovnanian Enterprises, Inc (Class A)...        6,308
     1,000     IMC Global, Inc.........................       10,670
       109     *Imco Recycling, Inc....................          886
       200     *Insituform Technologies, Inc (Class
                 A)....................................        3,410

 26  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 BASIC INDUSTRIES--(CONTINUED)
       200     *Integrated Electrical Services, Inc....  $       770
     4,655     International Paper Co..................      162,785
       100     *International Specialty Products,
                 Inc...................................        1,021
        52     Interpool, Inc..........................          835
       400     *Jacobs Engineering Group, Inc..........       14,240
       105     *Jarden Corp............................        2,506
       364     KB Home.................................       15,597
     5,011     Kimberly-Clark Corp.....................      237,872
       488     Lennar Corp.............................       25,181
       400     Lennox International, Inc...............        5,020
       262     *Lone Star Technologies, Inc............        3,901
       500     Longview Fibre Co.......................        3,615
     1,200     *Louisiana-Pacific Corp.................        9,672
       105     LSI Industries, Inc.....................        1,454
       500     Lubrizol Corp...........................       15,250
       100     *Lydall, Inc............................        1,135
     1,285     Lyondell Chemical Co....................       16,242
       111     M/I Schottenstein Homes, Inc............        3,086
       200     MacDermid, Inc..........................        4,570
     4,646     Masco Corp..............................       97,798
       600     Massey Energy Co........................        5,832
        93     *Material Sciences Corp.................        1,203
       193     *Mattson Technology, Inc................          552
       179     MDC Holdings, Inc.......................        6,849
     1,933     MeadWestvaco Corp.......................       47,781
       600     Millennium Chemicals, Inc...............        5,712
       246     Minerals Technologies, Inc..............       10,615
       100     *Mobile Mini, Inc.......................        1,567
       100     *Modtech Holdings, Inc..................          970
     2,497     Monsanto Co.............................       48,086
       283     *Mueller Industries, Inc................        7,712
       200     *NCI Building Systems, Inc..............        4,364
     3,247     Newmont Mining Corp.....................       94,260
       113     NL Industries, Inc......................        1,921
       100     *Nortek Holdings, Inc...................        4,575
        52     *Northwest Pipe Co......................          900
       200     *NS Group, Inc..........................        1,304
       717     Nucor Corp..............................       29,612
        81     *NVR, Inc...............................       26,366
        90     Octel Corp..............................        1,422
       481     Olin Corp...............................        7,480
       200     OM Group, Inc...........................        1,376
       300     *Omnova Solutions, Inc..................        1,209
       200     *Oregon Steel Mills, Inc................          804
       100     *Osmonics, Inc..........................        1,694
     1,023     *Owens-Illinois, Inc....................       14,915
       500     *Packaging Corp Of America..............        9,120
     1,454     *Pactiv Corp............................       31,784
       100     *Palm Harbor Homes, Inc.................        1,747
       173     Peabody Energy Corp.....................        5,057
        70     Penford Corp............................          986
        89     Penn Engineering & Manufacturing Corp...          948
        60     Penn Virginia Corp......................        2,181
       100     *Penwest Pharmaceuticals Co.............        1,060
       871     *Phelps Dodge Corp......................       27,598
     1,770     Plum Creek Timber Co, Inc...............       41,772
       681     PolyOne Corp............................        2,670
       200     Pope & Talbot, Inc......................        2,852
       300     Potlatch Corp...........................        7,164
     1,653     PPG Industries, Inc.....................       82,898
     1,500     Praxair, Inc............................       86,655
       423     Pulte Homes, Inc........................       20,249

   SHARES                                                   VALUE
   ------                                                   -----
       100     Quaker Chemical Corp....................  $     2,320
       124     Quanex Corp.............................        4,154
       300     Rayonier, Inc...........................       13,575
       200     Reliance Steel & Aluminum Co............        4,168
       100     Roanoke Electric Steel Corp.............          950
       100     Rock-Tenn Co (Class A)..................        1,348
     1,540     Rohm & Haas Co..........................       50,019
       115     Royal Gold, Inc.........................        2,866
     1,200     RPM International, Inc..................       18,336
       200     *RTI International Metals, Inc..........        2,020
       200     Ryerson Tull, Inc.......................        1,220
       200     Ryland Group, Inc.......................        6,670
       353     Schulman (A.), Inc......................        6,569
       791     *Sealed Air Corp........................       29,504
       400     *Shaw Group, Inc........................        6,580
     1,200     Sherwin-Williams Co.....................       33,900
       688     Sigma-Aldrich Corp......................       33,506
       100     *Silgan Holdings, Inc...................        2,468
       200     *Simpson Manufacturing Co, Inc..........        6,580
       100     Skyline Corp............................        2,950
     1,586     *Smurfit-Stone Container Corp...........       24,410
       600     Snap-On, Inc............................       16,866
     1,200     Solutia, Inc............................        4,356
       900     Sonoco Products Co......................       20,637
       113     Southern Peru Copper Corp...............        1,627
       100     Spartech Corp...........................        2,063
       435     Standard-Pacific Corp...................       10,766
       629     Stanley Works...........................       21,751
       346     *Steel Dynamics, Inc....................        4,162
       396     *Stillwater Mining Co...................        2,119
       400     Temple-Inland, Inc......................       17,924
       300     *Terra Industries, Inc..................          459
       200     Texas Industries, Inc...................        4,860
       400     *Toll Brothers, Inc.....................        8,080
       314     Tredegar Corp...........................        4,710
        60     *Trex Co, Inc...........................        2,118
       200     *U.S. Concrete, Inc.....................        1,094
       918     United States Steel Corp................       12,044
       200     Universal Forest Products, Inc..........        4,264
       300     *URS Corp...............................        4,269
       700     USEC, Inc...............................        4,214
       300     b*USG Corp..............................        2,535
       500     Valspar Corp............................       22,090
       900     Vulcan Materials Co.....................       33,750
       200     Watsco, Inc.............................        3,276
       334     Wausau-Mosinee Paper Corp...............        3,747
        63     *WCI Communities, Inc...................          643
       146     WD-40 Co................................        3,857
       300     Wellman, Inc............................        4,047
       100     West Pharmaceutical Services, Inc.......        2,440
     2,100     Weyerhaeuser Co.........................      103,341
        45     *William Lyon Homes, Inc................          982
       600     Worthington Industries, Inc.............        9,144
       602     *WR Grace & Co..........................        1,180
       362     York International Corp.................        9,256
                                                         -----------
               TOTAL BASIC INDUSTRIES                      3,606,727
                                                         -----------
 CONSUMER CYCLICAL--10.55%
       100     *1-800 Contacts, Inc....................        2,757
       312     *99 Cents Only Stores...................        8,380
       100     Aaron Rents, Inc........................        2,187
       784     *Abercrombie & Fitch Co (Class A).......       16,041
       210     *Acacia Research - Acacia
                 Technologies..........................          506
       500     *Acclaim Entertainment, Inc.............          330

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   27

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
       200     *Acme Communication, Inc................  $     1,594
       102     Action Performance Cos, Inc.............        1,938
       129     *Advance Auto Parts.....................        6,308
       100     Advanced Marketing Services, Inc........        1,470
       114     *Aeropostale, Inc.......................        1,205
       100     *AFC Enterprises, Inc...................        2,101
        69     *Aftermarket Technology Corp............        1,001
       704     *Alliance Gaming Corp...................       11,989
       300     *AMC Entertainment, Inc.................        2,655
       100     *Amerco, Inc............................          442
       241     *American Axle & Manufacturing Holdings,
                 Inc...................................        5,644
       568     *American Eagle Outfitters, Inc.........        7,827
        65     *Ameristar Casinos, Inc.................          917
        79     Angelica Corp...........................        1,631
       360     *AnnTaylor Stores Corp..................        7,351
    41,606     *AOL Time Warner, Inc...................      545,039
       311     Apogee Enterprises, Inc.................        2,784
       495     Applebee's International, Inc...........       11,480
       200     Arctic Cat, Inc.........................        3,200
       200     *Argosy Gaming Co.......................        3,786
       600     ArvinMeritor, Inc.......................       10,002
     1,000     Autoliv, Inc............................       20,930
       300     *Aztar Corp.............................        4,284
       300     *Bally Total Fitness Holding Corp.......        2,127
       100     Bandag, Inc.............................        3,868
       100     Barnes Group, Inc.......................        2,035
       100     Bassett Furniture Industries, Inc.......        1,432
       100     *Beasley Broadcast Group, Inc (Class
                 A)....................................        1,196
       100     *Bebe Stores, Inc.......................        1,340
     2,815     *Bed Bath & Beyond, Inc.................       97,202
       755     Belo Corp (Class A).....................       16,097
       100     *Benihana, Inc (Class A)................        1,350
     1,066     *Big Lots, Inc..........................       14,103
        73     Blair Corp..............................        1,702
       400     Blockbuster, Inc (Class A)..............        4,900
       300     Bob Evans Farms, Inc....................        7,005
       300     *Boca Resorts, Inc (Class A)............        3,210
       244     BorgWarner, Inc.........................       12,302
       300     Bowne & Co, Inc.........................        3,585
       300     *Boyd Gaming Corp.......................        4,215
       164     *Boyds Collection Ltd...................        1,091
       900     *Brinker International, Inc.............       29,025
        77     *Brookstone, Inc........................        1,113
       162     Brown Shoe Co, Inc......................        3,860
       800     Brunswick Corp..........................       15,888
       100     *Buca, Inc..............................          832
        65     *Buckle, Inc............................        1,170
       200     Burlington Coat Factory Warehouse
                 Corp..................................        3,590
       100     Bush Industries, Inc (Class A)..........          484
     1,246     *Cablevision Systems Corp (Class A).....       20,858
       111     *California Pizza Kitchen, Inc..........        2,797
       625     Callaway Golf Co........................        8,281
        86     Cascade Corp............................        1,372
       304     *Catalina Marketing Corp................        5,624
       100     Cato Corp (Class A).....................        2,159
       500     CBRL Group, Inc.........................       15,065
       329     *CEC Entertainment, Inc.................       10,100
       131     *Central Garden & Pet Co................        2,425
       100     *Championship Auto Racing Teams, Inc....          370
       200     *Champps Entertainment, Inc.............        1,902
        70     *Charlotte Russe Holding, Inc...........          743
     1,100     *Charming Shoppes, Inc..................        4,598

   SHARES                                                   VALUE
   ------                                                   -----
     1,000     *Charter Communications, Inc (Class
                 A)....................................  $     1,180
       200     *Checkers Drive-In Restaurant...........        1,252
       669     *Chico's FAS, Inc.......................       12,651
       100     *Children's Place Retail Stores, Inc....        1,064
       215     *Choice Hotels International, Inc.......        4,881
       260     *Christopher & Banks Corp...............        5,405
       134     Churchill Downs, Inc....................        5,116
       467     *CKE Restaurants, Inc...................        2,008
       389     Claire's Stores, Inc....................        8,585
     5,144     *Clear Channel Communications, Inc......      191,856
       852     *Coach, Inc.............................       28,048
       200     Coachmen Industries, Inc................        3,160
       100     *Coldwater Creek, Inc...................        1,920
       100     *Cole National Corp.....................        1,140
       100     *Columbia Sportswear Co.................        4,442
    12,610     *Comcast Corp...........................      297,218
     9,059     *Comcast Corp Special...................      204,643
       600     Cooper Tire & Rubber Co.................        9,204
       617     *Copart, Inc............................        7,305
     2,005     *Cox Communications, Inc (Class A)......       56,970
       300     *Cox Radio, Inc (Class A)...............        6,843
        66     CPI Corp................................          956
       200     *Crown Media Holdings, Inc (Class A)....          452
        35     *CSS Industries, Inc....................        1,159
       370     *Cumulus Media, Inc (Class A)...........        5,502
     1,400     Dana Corp...............................       16,464
     1,630     Darden Restaurants, Inc.................       33,334
       101     *Dave & Buster's, Inc...................          874
     5,187     Delphi Corp.............................       41,763
       101     *Department 56, Inc.....................        1,303
       633     Dillard's, Inc (Class A)................       10,039
     2,601     Dollar General Corp.....................       31,082
       200     *Dollar Thrifty Automotive Group, Inc...        4,230
     1,045     *Dollar Tree Stores, Inc................       25,676
       453     Donaldson Co, Inc.......................       16,308
        70     Dover Downs Gaming & Entertainment,
                 Inc...................................          636
       100     Dover Motorsport, Inc...................          465
       529     Dow Jones & Co, Inc.....................       22,869
       300     *Dress Barn, Inc........................        3,990
       100     *Dura Automotive Systems, Inc...........        1,004
     2,834     Eastman Kodak Co........................       99,303
       170     *Elizabeth Arden, Inc...................        2,516
       358     *Emmis Communications Corp (Class A)....        7,457
       321     *Entercom Communications Corp...........       15,061
       390     *Entravision Communications Corp (Class
                 A)....................................        3,892
       300     Equity Inns, Inc........................        1,806
       100     *Escalade, Inc..........................        2,000
       889     *Extended Stay America, Inc.............       13,113
       200     Factset Research Systems, Inc...........        5,654
     1,570     Family Dollar Stores, Inc...............       49,000
     1,962     *Federated Department Stores, Inc.......       56,427
       300     *Finish Line, Inc (Class A).............        3,165
        30     Fisher Communications, Inc..............        1,582
        45     Florida East Coast Industries, Inc
                 (Class B).............................        1,015
     1,291     Foot Locker, Inc........................       13,556
       200     *Footstar, Inc..........................        1,392
    17,513     Ford Motor Co...........................      162,878
       303     Forest City Enterprises, Inc (Class
                 A)....................................       10,105
       150     *Fossil, Inc............................        3,051
     1,181     *Fox Entertainment Group, Inc (Class
                 A)....................................       30,623
       187     Fred's, Inc.............................        4,819
       100     Friedman's, Inc (Class A)...............          868
       187     G & K Services, Inc (Class A)...........        6,620

 28  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
     2,653     Gannett Co, Inc.........................  $   190,485
     5,778     Gap, Inc................................       89,675
       200     *Gaylord Entertainment Co...............        4,120
     2,003     *Gemstar-TV Guide International, Inc....        6,510
       300     GenCorp, Inc............................        2,376
     5,559     General Motors Corp.....................      204,938
       200     *Genesco, Inc...........................        3,726
       700     *Gentex Corp............................       22,148
     1,600     Genuine Parts Co........................       49,280
     2,309     Goodyear Tire & Rubber Co...............       15,724
       145     *Goody's Family Clothing, Inc...........          644
       675     Graco, Inc..............................       19,339
       100     Gray Television, Inc (Class A)..........        1,185
         5     Grey Global Group, Inc..................        3,056
       300     *Group 1 Automotive, Inc................        7,164
       100     *GSI Commerce, Inc......................          365
       100     *Guess?, Inc............................          419
       100     *Guitar Center, Inc.....................        1,656
       200     *Gulfmark Offshore, Inc.................        2,950
       210     *Gymboree Corp..........................        3,331
       200     Hancock Fabrics, Inc....................        3,050
       200     *Handleman Co...........................        2,300
     2,967     Harley-Davidson, Inc....................      137,075
       239     Harman International Industries, Inc....       14,221
     1,149     *Harrah's Entertainment, Inc............       45,500
       340     *Harris Interactive, Inc................        1,003
       600     Harte-Hanks, Inc........................       11,202
       100     Haverty Furniture Cos, Inc..............        1,390
       126     *Hearst-Argyle Television, Inc..........        3,038
        65     *Hibbett Sporting Goods, Inc............        1,555
     3,053     Hilton Hotels Corp......................       38,804
       556     *Hispanic Broadcasting Corp.............       11,426
       621     Hollinger International, Inc............        6,309
       100     *Hollywood Casino Corp (Class A)........        1,228
       500     *Hollywood Entertainment Corp...........        7,550
       300     *Hot Topic, Inc.........................        6,864
       128     *iDine Rewards Network, Inc.............        1,359
       182     *IHOP Corp..............................        4,368
       100     *IMPCO Technologies, Inc................          469
       112     *Information Holdings, Inc..............        1,738
       500     *Insight Communications Co, Inc.........        6,190
       275     *Interactive Data Corp..................        3,781
       197     Intermet Corp...........................          827
       929     *International Game Technology..........       70,530
       254     International Speedway Corp (Class A)...        9,472
     3,577     Interpublic Group Of Cos, Inc...........       50,364
       650     *Intertan, Inc..........................        4,648
       162     *Isle Of Capri Casinos, Inc.............        2,145
     2,700     J.C. Penney Co, Inc.....................       62,127
       339     *Jack In The Box, Inc...................        5,861
       211     *Jakks Pacific, Inc.....................        2,842
       131     *Jo-Ann Stores, Inc (Class A)...........        3,009
       850     Johnson Controls, Inc...................       68,145
     1,170     *Jones Apparel Group, Inc...............       41,465
       201     *Journal Register Co....................        3,574
       300     *K2, Inc................................        2,820
       200     Kellwood Co.............................        5,200
       100     *Kenneth Cole Productions, Inc (Class
                 A)....................................        2,030
        94     *Keystone Automotive Industries, Inc....        1,412
       300     Kimball International, Inc (Class B)....        4,275
       156     *Kirby Corp.............................        4,273
       809     Knight Ridder, Inc......................       51,169

   SHARES                                                   VALUE
   ------                                                   -----
     2,881     *Kohl's Corp............................  $   161,192
       406     *Krispy Kreme Doughnuts, Inc............       13,711
       556     *Kroll, Inc.............................       10,608
       200     K-Swiss, Inc (Class A)..................        4,342
       821     *Lamar Advertising Co...................       27,627
       100     Landry's Restaurants, Inc...............        2,124
       200     LaSalle Hotel Properties................        2,800
       600     La-Z-Boy, Inc...........................       14,388
       596     *Lear Corp..............................       19,835
       400     Lee Enterprises, Inc....................       13,408
     1,869     Leggett & Platt, Inc....................       41,940
       141     Libbey, Inc.............................        3,666
    25,806     *Liberty Media Corp (Class A)...........      230,714
     4,105     Limited Brands, Inc.....................       57,183
       156     *Lin TV Corp (Class A)..................        3,799
       300     *Linens 'n Things, Inc..................        6,780
       981     Liz Claiborne, Inc......................       29,087
       100     *Lodgenet Entertainment Corp............        1,068
       176     Lone Star Steakhouse & Saloon, Inc......        3,404
       200     *Luby's, Inc............................          582
       373     *Mandalay Resort Group..................       11,418
       200     Marcus Corp.............................        2,840
     1,838     Marriott International, Inc (Class A)...       60,415
       100     *Martha Stewart Living Omnimedia, Inc
                 (Class A).............................          987
       126     *Maxwell Shoe Co, Inc (Class A).........        1,464
     2,748     May Department Stores Co................       63,149
       700     Maytag Corp.............................       19,950
       169     McClatchy Co (Class A)..................        9,587
    12,247     McDonald's Corp.........................      196,932
     1,952     McGraw-Hill Cos, Inc....................      117,979
       100     Media General, Inc (Class A)............        5,995
       493     *Mediacom Communications Corp...........        4,343
       140     *Medis Technologies Ltd.................          700
       283     *Men's Wearhouse, Inc...................        4,853
       400     Meredith Corp...........................       16,444
       233     *Metro One Telecommunications, Inc......        1,503
       413     *Metro-Goldwyn-Mayer, Inc...............        5,369
       700     *MGM Mirage.............................       23,079
       600     *Michaels Stores, Inc...................       18,780
       200     *Micros Systems, Inc....................        4,484
        51     Midas, Inc..............................          328
       300     *Midway Games, Inc......................        1,251
       300     Modine Manufacturing Co.................        5,304
       473     *Mohawk Industries, Inc.................       26,937
       220     *Monaco Coach Corp......................        3,641
        49     *Monro Muffler Brake, Inc...............          828
       159     *Movie Gallery, Inc.....................        2,067
       257     *MSC Industrial Direct Co (Class A).....        4,562
       194     *MTR Gaming Group, Inc..................        1,544
        94     *Multimedia Games, Inc..................        2,581
       151     Myers Industries, Inc...................        1,616
        43     National Presto Industries, Inc.........        1,263
       200     *Nautica Enterprises, Inc...............        2,222
       275     *Nautilus Group, Inc....................        3,674
       300     *Neiman Marcus Group, Inc (Class A).....        9,117
       100     *Netratings, Inc........................          720
     1,338     New York Times Co (Class A).............       61,187
       742     Nike, Inc (Class B).....................       32,997
       990     Nordstrom, Inc..........................       18,780
       200     *Oakley, Inc............................        2,054
       300     *O'Charley's, Inc.......................        6,159
     1,821     Omnicom Group, Inc......................      117,637
       400     *O'Reilly Automotive, Inc...............       10,116

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   29

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
       100     Oshkosh B'gosh, Inc (Class A)...........  $     2,805
       137     Oshkosh Truck Corp......................        8,426
       552     Outback Steakhouse, Inc.................       19,011
       100     Oxford Industries, Inc..................        2,565
       315     *P.F. Chang's China Bistro, Inc.........       11,435
       417     *Pacific Sunwear Of California, Inc.....        7,377
       276     *Panera Bread Co (Class A)..............        9,608
       100     *Papa John's International, Inc.........        2,788
     2,498     *Park Place Entertainment Corp..........       20,983
       100     *Parkervision, Inc......................          816
       200     *Payless Shoesource, Inc................       10,294
       234     *Penn National Gaming, Inc..............        3,711
       400     *Performance Food Group Co..............       13,584
       200     Phillips-Van Heusen Corp................        2,312
       900     Pier 1 Imports, Inc.....................       17,037
       200     *Pinnacle Entertainment, Inc............        1,386
       500     *Pinnacle Systems, Inc..................        6,805
       163     *Pixar, Inc.............................        8,637
        97     *PLATO Learning, Inc....................          576
       100     *Playboy Enterprises, Inc (Class B).....        1,013
       200     Polaris Industries, Inc.................       11,720
       392     *Polo Ralph Lauren Corp.................        8,530
       300     *Presstek, Inc..........................        1,383
        34     *Pricesmart, Inc........................          790
       400     *Prime Hospitality Corp.................        3,260
     1,202     *Primedia, Inc..........................        2,476
       100     *Private Media Group, Inc...............          325
        83     Pulitzer, Inc...........................        3,731
       100     *Quaker Fabric Corp.....................          695
       179     *Quiksilver, Inc........................        4,772
        78     *Racing Champions Ertl Corp.............        1,065
       400     *Radio One, Inc (Class A)...............        5,848
       400     *Radio One, Inc (Class D)...............        5,772
       160     *Rare Hospitality International, Inc....        4,419
       382     *Raytech Corp...........................        2,177
     1,000     Reader's Digest Association, Inc (Class
                 A)....................................       15,100
       454     *Reebok International Ltd...............       13,348
       166     Regal Entertainment Group (Class A).....        3,556
       400     *Regent Communications, Inc.............        2,364
       352     Regis Corp..............................        9,148
       354     *Rent-A-Center, Inc.....................       17,682
       175     *Resources Connection, Inc..............        4,062
        77     *Rex Stores Corp........................          786
        55     Riviana Foods, Inc......................        1,486
       727     Ross Stores, Inc........................       30,818
       599     Ruby Tuesday, Inc.......................       10,357
       200     Russell Corp............................        3,348
       450     *Ryan's Family Steak Houses, Inc........        5,108
       125     *Saga Communications, Inc (Class A).....        2,375
     1,100     *Saks, Inc..............................       12,914
        87     *Salem Communications Corp (Class A)....        2,172
        60     *Salton, Inc............................          577
       100     Schawk, Inc.............................          991
       300     *Scholastic Corp........................       10,785
       254     *Scientific Games Corp (Class A)........        1,844
       232     *Scotts Co (Class A)....................       11,377
       188     *SCP Pool Corp..........................        5,490
       309     Scripps (E.W.) Co (Class A).............       23,778
     2,684     Sears Roebuck & Co......................       64,282
        66     *Shoe Carnival, Inc.....................          925
       200     *ShopKo Stores, Inc.....................        2,490
       125     *Shuffle Master, Inc....................        2,389

   SHARES                                                   VALUE
   ------                                                   -----
       383     *Sinclair Broadcast Group, Inc (Class
                 A)....................................  $     4,454
       600     *Sirius Satellite Radio, Inc............          384
       800     *Six Flags, Inc.........................        4,568
       153     Smith (A.O.) Corp.......................        4,133
       200     *Sonic Automotive, Inc..................        2,974
       335     *Sonic Corp.............................        6,864
       375     *Sotheby's Holdings, Inc (Class A)......        3,375
       300     *Spanish Broadcasting System, Inc (Class
                 A)....................................        2,160
        82     Spartan Motors, Inc.....................          933
       100     Speedway Motorsports, Inc...............        2,578
       200     *Sports Resorts International, Inc......        1,174
       183     *Stage Stores, Inc......................        3,850
       100     Standard Motor Products, Inc............        1,300
        47     *Stanley Furniture Co, Inc..............        1,093
     3,682     *Starbucks Corp.........................       75,039
     1,888     Starwood Hotels & Resorts Worldwide,
                 Inc...................................       44,821
       356     *Station Casinos, Inc...................        6,301
       290     Steelcase, Inc (Class A)................        3,178
       200     *Stein Mart, Inc........................        1,220
       100     *Steven Madden Ltd......................        1,807
       100     *Stoneridge, Inc........................        1,190
       400     Stride Rite Corp........................        2,868
       200     Sturm Ruger & Co, Inc...................        1,914
       200     Superior Industries International,
                 Inc...................................        8,272
       300     *Sylvan Learning Systems, Inc...........        4,920
       232     Talbots, Inc............................        6,387
        47     Tanger Factory Outlet Centers, Inc......        1,457
     8,742     Target Corp.............................      262,260
       200     *TBC Corp...............................        2,402
       347     *Tenneco Automotive, Inc................        1,402
       463     *The Cheesecake Factory, Inc............       16,737
       300     *The Sports Authority, Inc..............        2,100
       100     *The Steak n Shake Co...................        1,000
       200     *Thomas Nelson, Inc.....................        2,004
       200     Thor Industries, Inc....................        6,886
       525     *THQ, Inc...............................        6,956
     1,024     Tiffany & Co............................       24,484
       184     *Timberland Co (Class A)................        6,552
     5,268     TJX Cos, Inc............................      102,831
       310     *Too, Inc...............................        7,314
       300     *Topps Co, Inc..........................        2,610
       700     *Tower Automotive, Inc..................        3,150
     1,887     Tribune Co..............................       85,783
       100     *Tropical Sportswear International
                 Corp..................................          897
     1,802     *U.S.A. Interactive, Inc................       41,194
       400     *Unifi, Inc.............................        2,100
       600     *UnitedGlobalcom, Inc (Class A).........        1,440
       100     *Universal Electronics, Inc.............          974
     1,497     *Univision Communications, Inc (Class
                 A)....................................       36,677
       100     *Urban Outfitters, Inc..................        2,357
        78     *Vail Resorts, Inc......................        1,183
       466     *Valassis Communications, Inc...........       13,714
       100     *Vans, Inc..............................          568
       236     *Vastera, Inc...........................        1,334
       881     VF Corp.................................       31,760
    15,041     *Viacom, Inc (Class B)..................      613,071
     1,202     Visteon Corp............................        8,372
       200     *Wabash National Corp...................        1,676
    26,461     Wal-Mart Stores, Inc....................    1,336,545
    19,968     Walt Disney Co..........................      325,694
        32     Washington Post Co (Class B)............       23,616
     1,081     Wendy's International, Inc..............       29,263
        95     *West Marine, Inc.......................        1,301

 30  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
       300     *Westpoint Stevens, Inc.................  $       177
       735     *Westwood One, Inc......................       27,460
       229     *Wet Seal, Inc (Class A)................        2,464
       590     Whirlpool Corp..........................       30,810
       400     Wiley (John) & Sons, Inc (Class A)......        9,604
       800     *Williams-Sonoma, Inc...................       21,720
       100     *Wilsons The Leather Experts, Inc.......          500
       100     Winnebago Industries, Inc...............        3,923
       200     *WMS Industries, Inc....................        2,996
       400     Wolverine World Wide, Inc...............        6,044
        67     Woodward Governor Co....................        2,915
       100     *World Wrestling Federation
                 Entertainment, Inc....................          805
       420     *XM Satellite Radio Holdings, Inc.......        1,130
     3,657     *Yahoo!, Inc............................       59,807
       100     *Young Broadcasting, Inc (Class A)......        1,317
     2,827     *Yum! Brands, Inc.......................       68,470
       345     *Zale Corp..............................       11,006
       300     *Zomax, Inc.............................        1,275
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     9,364,036
                                                         -----------
 CONSUMER NON-CYCLICAL--10.26%
       100     *1-800-Flowers.com, Inc (Class A).......          625
       240     *7-Eleven, Inc..........................        1,800
       110     *AC Moore Arts & Crafts, Inc............        1,398
       325     Alberto-Culver Co (Class B).............       16,380
     3,625     Albertson's, Inc........................       80,693
     1,900     *Amazon.Com, Inc........................       35,891
       600     *American Greetings Corp (Class A)......        9,480
       200     *American Italian Pasta Co (Class A)....        7,196
     8,521     Anheuser-Busch Cos, Inc.................      412,416
       100     *Applica, Inc...........................          500
       276     *Aramark Corp (Class B).................        6,486
     5,651     Archer Daniels Midland Co...............       70,072
       200     *Asbury Automotive Group, Inc...........        1,682
       200     *Aurora Foods, Inc......................          156
     1,839     *Autonation, Inc........................       23,098
       766     *Autozone, Inc..........................       54,118
     2,264     Avon Products, Inc......................      121,962
       409     Barnes & Noble, Inc.....................        7,391
     2,402     *Best Buy Co, Inc.......................       58,008
       655     *BJ's Wholesale Club, Inc...............       11,987
       300     Blyth, Inc..............................        8,028
       800     *Borders Group, Inc.....................       12,880
       100     *Boston Beer Co, Inc (Class A)..........        1,430
       322     Brown-Forman Corp (Class B).............       21,046
       300     *Cadiz, Inc.............................          165
     2,363     Campbell Soup Co........................       55,460
       905     *Carmax, Inc............................       16,181
       300     Casey's General Stores, Inc.............        3,663
       542     *CDW Computer Centers, Inc..............       23,767
       330     *Chiquita Brands International, Inc.....        4,376
       331     Church & Dwight Co, Inc.................       10,072
     1,968     Circuit City Stores, Inc (Circuit City
                 Group)................................       14,603
     1,585     Clorox Co...............................       65,381
    19,701     Coca-Cola Co............................      863,298
     2,247     Coca-Cola Enterprises, Inc..............       48,805
     5,334     Colgate-Palmolive Co....................      279,662
     5,153     Conagra Foods, Inc......................      128,901
       675     *Constellation Brands, Inc (Class A)....       16,004
       219     Coors (Adolph) Co (Class B).............       13,414
       300     Corn Products International, Inc........        9,039
       327     *Cost Plus, Inc.........................        9,375
     4,378     *Costco Wholesale Corp..................      122,847

   SHARES                                                   VALUE
   ------                                                   -----
     3,806     CVS Corp................................  $    95,036
       829     *Dean Foods Co..........................       30,756
     1,707     *Del Monte Foods Co.....................       13,144
       300     Delta & Pine Land Co....................        6,123
     1,000     Dial Corp...............................       20,370
       311     DIMON, Inc..............................        1,866
       400     Dole Food Co............................       13,032
       188     Dreyer's Grand Ice Cream, Inc...........       13,340
       265     *Duane Reade, Inc.......................        4,505
     1,471     *eBay, Inc..............................       99,763
       100     *Electronics Boutique Holdings Corp.....        1,581
       839     *Energizer Holdings, Inc................       23,435
     1,063     Estee Lauder Cos (Class A)..............       28,063
       291     Ethan Allen Interiors, Inc..............       10,002
       100     *Expedia, Inc (Class A).................        6,693
        12     *Expedia, Inc Wts 02/04/09..............          433
       100     *Factory 2-U Stores, Inc................          341
       153     *FAO, Inc...............................           72
       500     Fastenal Co.............................       18,695
       200     *Finlay Enterprises, Inc................        2,412
       363     Fleming Cos, Inc........................        2,385
       327     Flowers Foods, Inc......................        6,380
       170     *FTI Consulting, Inc....................        6,826
       461     *Furniture Brands International, Inc....       10,995
        95     *Galyans Trading Co, Inc................          950
       166     *Gamestop Corp..........................        1,627
        57     *Gart Sports Co.........................        1,103
     3,519     General Mills, Inc......................      165,217
    10,322     Gillette Co.............................      313,376
       174     *Great Atlantic & Pacific Tea Co, Inc...        1,402
     3,401     H.J. Heinz Co...........................      111,791
       217     *Hain Celestial Group, Inc..............        3,298
     1,267     Hasbro, Inc.............................       14,634
       700     Herman Miller, Inc......................       12,880
       886     Hershey Foods Corp......................       59,752
    22,793     Home Depot, Inc.........................      546,120
        60     *Horizon Organic Holding Corp...........          971
       700     Hormel Foods Corp.......................       16,331
       200     Hughes Supply, Inc......................        5,464
       100     Ingles Markets, Inc (Class A)...........        1,177
       468     *Insight Enterprises, Inc...............        3,889
       400     Interface, Inc (Class A)................        1,228
       666     International Flavors & Fragrances,
                 Inc...................................       23,377
       100     *International Multifoods Corp..........        2,119
       400     Interstate Bakeries Corp................        6,100
       156     *J & J Snack Foods Corp.................        5,571
       431     J.M. Smucker Co.........................       17,158
       318     *Jill (J.) Group, Inc...................        4,446
     2,403     Kellogg Co..............................       82,351
     2,685     Kraft Foods, Inc (Class A)..............      104,527
     7,716     *Kroger Co..............................      119,212
       300     Lancaster Colony Corp...................       11,724
       200     Lance, Inc..............................        2,368
       100     *Lithia Motors, Inc (Class A)...........        1,569
       239     Loews Corp (Carolina Group).............        4,845
       300     Longs Drug Stores Corp..................        6,222
     7,562     Lowe's Cos..............................      283,575
       200     *MarineMax, Inc.........................        2,362
       200     *Marvel Enterprises, Inc................        1,796
     4,280     Mattel, Inc.............................       81,962
     1,300     McCormick & Co, Inc (Non-Vote)..........       30,160
       129     *Monterey Pasta Co......................          484
       100     Movado Group, Inc.......................        1,881

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   31

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
        80     Nash Finch Co...........................  $       618
       100     Nature's Sunshine Products, Inc.........          971
       377     *NBTY, Inc..............................        6,628
     2,507     Newell Rubbermaid, Inc..................       76,037
       300     Nu Skin Enterprises, Inc (Class A)......        3,591
     3,050     *Office Depot, Inc......................       45,018
       900     *OfficeMax, Inc.........................        4,500
       200     Oneida Ltd..............................        2,206
       325     *Pathmark Stores, Inc...................        1,648
       100     *PC Connection, Inc.....................          507
        79     *Peets Coffee & Tea, Inc................        1,116
       400     Pep Boys-Manny Moe & Jack...............        4,640
     1,710     Pepsi Bottling Group, Inc...............       43,947
       935     PepsiAmericas Inc.......................       12,557
    17,174     PepsiCo, Inc............................      725,086
       500     *Perrigo Co.............................        6,075
       133     *Petco Animal Supplies, Inc.............        3,117
     1,200     *Petsmart, Inc..........................       20,556
    20,783     Philip Morris Cos, Inc..................      842,335
       100     Pilgrim's Pride Corp (Class B)..........          820
       200     *Playtex Products, Inc..................        1,976
       800     *Priceline.com, Inc.....................        1,280
       147     *Princeton Review, Inc..................          728
    12,662     Procter & Gamble Co.....................    1,088,172
       912     R.J. Reynolds Tobacco Holdings, Inc.....       38,404
     1,700     RadioShack Corp.........................       31,858
       275     *Ralcorp Holdings, Inc..................        6,914
       164     *Restoration Hardware, Inc..............          822
       100     *Revlon, Inc (Class A)..................          306
     4,231     *Rite Aid Corp..........................       10,366
        86     *Robert Mondavi Corp (Class A)..........        2,666
       300     Ruddick Corp............................        4,107
       100     Russ Berrie & Co, Inc...................        3,378
     4,446     *Safeway, Inc...........................      103,859
     7,561     Sara Lee Corp...........................      170,198
       136     Schweitzer-Mauduit International, Inc...        3,332
       400     Sensient Technologies Corp..............        8,988
        65     *Sharper Image Corp.....................        1,133
       100     *Skechers U.S.A., Inc (Class A).........          849
       100     *Smart & Final, Inc.....................          520
     1,400     *Smithfield Foods, Inc..................       27,776
       200     *Stamps.com, Inc........................          934
       100     Standard Commercial Corp................        1,810
     4,396     *Staples, Inc...........................       80,447
       100     *Steinway Musical Instruments, Inc......        1,627
       100     Stepan Co...............................        2,500
       200     Tasty Baking Co.........................        1,740
       304     *The Bombay Co, Inc.....................        1,520
       100     Thomas Industries, Inc..................        2,606
       255     *Ticketmaster (Class B).................        5,411
       212     Tootsie Roll Industries, Inc............        6,504
     1,826     *Toys 'R' Us, Inc.......................       18,260
       124     *Tractor Supply Co......................        4,662
       200     *Trans World Entertainment Corp.........          726
       100     *Triarc Cos, Inc........................        2,624
       100     *Tuesday Morning Corp...................        1,710
       500     Tupperware Corp.........................        7,540
       200     *Tweeter Home Entertainment Group,
                 Inc...................................        1,156
     2,218     Tyson Foods, Inc (Class A)..............       24,897
       155     *United Auto Group, Inc.................        1,933
       175     *United Natural Foods, Inc..............        4,436
       241     Universal Corp..........................        8,907

   SHARES                                                   VALUE
   ------                                                   -----
     1,653     UST, Inc................................  $    55,260
       180     *Valuevision International, Inc (Class
                 A)....................................        2,696
       220     Vector Group Ltd........................        2,556
    10,023     Walgreen Co.............................      292,571
        97     *Water Pik Technologies, Inc............          713
       230     *Weight Watchers International, Inc.....       10,573
       100     Weis Markets, Inc.......................        3,105
       102     *Whitehall Jewellers, Inc...............          969
       562     *Whole Foods Market, Inc................       29,634
       178     *Wild Oats Markets, Inc.................        1,837
       595     Winn-Dixie Stores, Inc..................        9,092
     1,559     Wrigley (Wm.) Jr Co.....................       85,558
       209     *Yankee Candle Co, Inc..................        3,344
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 9,110,466
                                                         -----------
 ENERGY--5.59%
       101     *3TEC Energy Corp.......................        1,433
       725     Amerada Hess Corp.......................       39,911
     2,382     Anadarko Petroleum Corp.................      114,098
     1,325     Apache Corp.............................       75,512
       638     Ashland, Inc............................       18,202
        69     *Atwood Oceanics, Inc...................        2,077
     3,274     Baker Hughes, Inc.......................      105,390
       200     Berry Petroleum Co (Class A)............        3,410
     1,541     *BJ Services Co.........................       49,790
     2,051     Burlington Resources, Inc...............       87,475
       278     Cabot Oil & Gas Corp (Class A)..........        6,889
       300     *Cal Dive International, Inc............        7,050
        85     CARBO Ceramics, Inc.....................        2,865
     1,500     Chesapeake Energy Corp..................       11,610
    10,394     ChevronTexaco Corp......................      690,993
       765     *Cimarex Energy Co......................       13,694
       200     *Comstock Resources, Inc................        1,858
     6,597     ConocoPhillips..........................      319,229
       446     *Cooper Cameron Corp....................       22,220
       200     *Denbury Resources, Inc.................        2,260
     1,327     Devon Energy Corp.......................       60,909
       520     Diamond Offshore Drilling, Inc..........       11,362
        59     *Dril-Quip, Inc.........................          997
       100     *Encore Acquisition Co..................        1,842
       164     *Energy Partners Ltd....................        1,755
     1,453     ENSCO International, Inc................       42,791
     1,067     EOG Resources, Inc......................       42,595
       175     *Evergreen Resources, Inc...............        7,849
       143     *Exploration Co Of Delaware, Inc........          426
    65,791     Exxon Mobil Corp........................    2,298,738
       280     *Forest Oil Corp........................        7,717
       300     Frontier Oil Corp.......................        5,166
       100     Getty Realty Corp.......................        1,895
       900     *Global Industries Ltd..................        3,753
       817     *Grant Prideco, Inc.....................        9,510
     1,800     *Grey Wolf, Inc.........................        7,182
       100     *Gulf Island Fabrication, Inc...........        1,625
     4,508     Halliburton Co..........................       84,345
       444     *Hanover Compressor Co..................        4,076
       318     *Harvest Natural Resources, Inc.........        2,099
       500     Helmerich & Payne, Inc..................       13,955
       100     Holly Corp..............................        2,185
       100     *Horizon Offshore, Inc..................          498
       100     *Houston Exploration Co.................        3,060
        96     *Hydril Co..............................        2,263
       400     *Input/Output, Inc......................        1,700
     1,027     Kerr-McGee Corp.........................       45,496
       900     *Key Energy Services, Inc...............        8,073

 32  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 ENERGY--(CONTINUED)
       100     Lufkin Industries, Inc..................  $     2,345
       516     *Magnum Hunter Resources, Inc...........        3,070
        43     *Magnum Hunter Resources, Inc Wts
                 03/21/05..............................           12
     2,849     Marathon Oil Corp.......................       60,655
       300     *Maverick Tube Corp.....................        3,909
       200     *Meridian Resource Corp.................          180
       676     Murphy Oil Corp.........................       28,967
       705     *National-Oilwell, Inc..................       15,397
       400     *Newfield Exploration Co................       14,420
       500     Noble Energy, Inc.......................       18,775
       100     *Nuevo Energy Co........................        1,110
     3,649     Occidental Petroleum Corp...............      103,814
     1,800     Ocean Energy, Inc.......................       35,946
       200     *Oceaneering International, Inc.........        4,948
       700     *Parker Drilling Co.....................        1,554
       250     Patina Oil & Gas Corp...................        7,913
       700     *Patterson-UTI Energy, Inc..............       21,119
     1,177     *Pioneer Natural Resources Co...........       29,719
       200     *Plains Exploration & Production........        1,950
       200     *Plains Resources, Inc..................        2,370
       474     Pogo Producing Co.......................       17,657
       165     *Premcor, Inc...........................        3,668
     1,019     *Pride International, Inc...............       15,183
       100     *Prima Energy Corp......................        2,236
       757     *Range Resources Corp...................        4,088
       219     *Remington Oil & Gas Corp...............        3,594
       979     Rowan Cos, Inc..........................       22,223
       100     RPC, Inc................................        1,160
       160     *Seacor Smit, Inc.......................        7,120
       988     *Smith International, Inc...............       32,229
       215     *Spinnaker Exploration Co...............        4,741
       300     St. Mary Land & Exploration Co..........        7,500
       239     *Stone Energy Corp......................        7,973
       646     Sunoco, Inc.............................       21,434
       400     *Superior Energy Services, Inc..........        3,280
       200     *Swift Energy Co........................        1,934
     1,000     *Tesoro Petroleum Corp..................        4,520
       456     Tidewater, Inc..........................       14,182
       300     *Tom Brown, Inc.........................        7,530
       200     *Transmontaigne, Inc....................          928
       200     *Trico Marine Services, Inc.............          666
       300     *Unit Corp..............................        5,565
       150     *Universal Compression Holdings, Inc....        2,870
     2,355     Unocal Corp.............................       72,016
     1,007     Valero Energy Corp......................       37,199
       694     *Varco International, Inc...............       12,076
       300     *Veritas DGC, Inc.......................        2,370
       500     Vintage Petroleum, Inc..................        5,275
       148     *Westport Resources Corp................        3,078
       237     *W-H Energy Services, Inc...............        3,458
        81     World Fuel Services Corp................        1,661
     1,025     XTO Energy, Inc.........................       25,318
                                                         -----------
               TOTAL ENERGY                                4,962,733
                                                         -----------
 FINANCIAL SERVICES--21.25%
       110     1st Source Corp.........................        1,843
       300     21st Century Insurance Group............        3,756
       941     A.G. Edwards, Inc.......................       31,015
        90     ABC Bancorp.............................        1,166
       200     Acadia Realty Trust.....................        1,484
       200     Advanta Corp (Class A)..................        1,796
       200     *Affiliated Managers Group, Inc.........       10,060
     5,141     Aflac, Inc..............................      154,847

   SHARES                                                   VALUE
   ------                                                   -----
        90     Alabama National Bancorp................  $     3,915
       200     Alexandria Real Estate Equities, Inc....        8,520
       321     Alfa Corp...............................        3,856
        42     *Alleghany Corp.........................        7,455
       108     Allegiant Bancorp, Inc..................        1,969
     1,050     Allied Capital Corp.....................       22,922
       500     Allmerica Financial Corp................        5,050
     6,980     Allstate Corp...........................      258,190
       925     AMB Property Corp.......................       25,308
       771     Ambac Financial Group, Inc..............       43,361
       200     Amcore Financial, Inc...................        4,340
       336     American Capital Strategies Ltd.........        7,254
    11,361     American Express Co.....................      401,611
       281     American Financial Group, Inc...........        6,483
       200     American Financial Holdings, Inc........        5,976
    22,281     American International Group, Inc.......    1,289,013
        53     American National Bankshares, Inc.......        1,378
       100     American National Insurance Co..........        8,202
        87     *American Physicians Capital, Inc.......        1,636
     1,656     *AmeriCredit Corp.......................       12,817
       846     *Ameritrade Holding Corp................        4,788
       424     AmerUs Group Co.........................       11,986
       100     AMLI Residential Properties Trust.......        2,128
     3,535     AmSouth Bancorp.........................       67,872
       200     Anchor Bancorp Wisconsin, Inc...........        4,150
       834     Annaly Mortgage Management, Inc.........       15,679
       336     Anthracite Capital, Inc.................        3,662
       112     Anworth Mortgage Asset Corp.............        1,408
     2,701     AON Corp................................       51,022
       821     Apartment Investment & Management Co
                 (Class A).............................       30,771
       268     Apex Mortgage Capital, Inc..............        1,753
     1,720     Archstone-Smith Trust...................       40,489
       500     Arden Realty, Inc.......................       11,075
       200     Argonaut Group, Inc.....................        2,950
       105     Arrow Financial Corp....................        3,231
       704     Associated Banc-Corp....................       23,894
       100     Associated Estates Realty Corp..........          675
       776     Astoria Financial Corp..................       21,068
       623     AvalonBay Communities, Inc..............       24,384
       100     Baldwin & Lyons, Inc (Class B)..........        2,355
       120     Banc Corp...............................          931
       100     Bancfirst Corp..........................        4,700
     1,112     Bancorpsouth, Inc.......................       21,595
       100     Bank Mutual Corp........................        2,313
    14,961     Bank Of America Corp....................    1,040,837
       125     Bank Of Granite Corp....................        2,188
       700     Bank Of Hawaii Corp.....................       21,273
     7,244     Bank Of New York Co, Inc................      173,566
    11,430     Bank One Corp...........................      417,767
       300     BankAtlantic Bancorp, Inc (Class A).....        2,835
     1,351     Banknorth Group, Inc....................       30,533
       200     *Bankunited Financial Corp (Class A)....        3,236
        79     Banner Corp.............................        1,490
       546     *Bay View Capital Corp..................        3,140
     4,628     BB&T Corp...............................      171,190
       975     Bear Stearns Cos, Inc...................       57,915
       220     *Beazer Homes U.S.A., Inc...............       13,332
       300     Bedford Property Investors, Inc.........        7,707
       548     Berkley (W.R.) Corp.....................       21,706
        57     Berkshire Hills Bancorp, Inc............        1,342
        53     *BKF Capital Group, Inc.................          935
       127     *Blackrock, Inc.........................        5,004
       106     *BOK Financial Corp.....................        3,433

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   33

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       287     Boston Private Financial Holdings,
                 Inc...................................  $     5,700
       645     Boston Properties, Inc..................       23,775
        36     Bostonfed Bancorp, Inc..................          961
       300     Boykin Lodging Co.......................        2,799
       232     Brandywine Realty Trust.................        5,060
       600     BRE Properties, Inc (Class A)...........       18,720
       518     Brookline Bancorp, Inc..................        6,164
       444     Brown & Brown, Inc......................       14,350
        34     Bryn Mawr Bank Corp.....................        1,245
       100     BSB Bancorp, Inc........................        2,097
        74     Camden National Corp....................        1,791
       331     Camden Property Trust...................       10,923
       200     Capital Automotive REIT.................        4,740
        65     Capital City Bank Group, Inc............        2,547
     2,124     Capital One Financial Corp..............       63,125
        70     Capitol Bancorp Ltd.....................        1,624
       232     Capitol Federal Financial...............        6,682
       100     Capstead Mortgage Corp..................        2,465
       765     CarrAmerica Realty Corp.................       19,163
       114     Cascade Bancorp.........................        1,575
       200     Cash America International, Inc.........        1,904
       842     *Catellus Development Corp..............       16,714
       200     Cathay Bancorp, Inc.....................        7,598
        30     CB Bancshares, Inc......................        1,276
       186     CBL & Associates Properties, Inc........        7,449
        64     CCBT Financial Cos, Inc.................        1,644
       113     *CCC Information Services Group, Inc....        2,006
       300     Center Trust, Inc.......................        2,340
       300     Centerpoint Properties Corp.............       17,145
        68     *Central Coast Bancorp..................        1,344
       120     CFS Bancorp, Inc........................        1,716
    11,064     Charles Schwab Corp.....................      120,044
        36     Charter Financial Corp..................        1,119
       300     Charter Municipal Mortgage Acceptance
                 Co....................................        5,211
     2,202     Charter One Financial, Inc..............       63,263
       200     Chateau Communities, Inc................        4,600
       355     Chelsea Property Group, Inc.............       11,825
       213     Chemical Financial Corp.................        6,853
       350     Chittenden Corp.........................        8,918
       837     *ChoicePoint, Inc.......................       33,053
     1,616     Chubb Corp..............................       84,355
     1,458     Cincinnati Financial Corp...............       54,748
    50,558     Citigroup, Inc..........................    1,779,163
       400     Citizens Banking Corp...................        9,912
        83     Citizens First Bancorp, Inc.............        1,748
       230     *Citizens, Inc..........................        1,725
        81     City Bank...............................        2,005
       155     City Holding Co.........................        4,379
       400     City National Corp......................       17,596
       200     *Clark/Bardes, Inc......................        3,850
       303     *CNA Financial Corp.....................        7,757
       100     CNA Surety Corp.........................          785
        39     Coastal Bancorp, Inc....................        1,262
        76     Coastal Financial Corp..................        1,037
       100     CoBiz, Inc..............................        1,485
     1,000     Colonial Bancgroup, Inc.................       11,930
       139     Colonial Properties Trust...............        4,718
        53     Columbia Bancorp........................        1,168
       105     *Columbia Banking System, Inc...........        1,324
     1,737     Comerica, Inc...........................       75,108
       510     Commerce Bancorp, Inc...................       22,027
       613     Commerce Bancshares, Inc................       24,104

   SHARES                                                   VALUE
   ------                                                   -----
       225     Commerce Group, Inc.....................  $     8,438
       400     Commercial Federal Corp.................        9,340
       358     Commercial Net Lease Realty, Inc........        5,488
       100     Commonwealth Bancorp, Inc...............        4,637
       200     Community Bank System, Inc..............        6,270
       105     Community Banks, Inc....................        2,909
       500     Community First Bankshares, Inc.........       13,230
       116     Community Trust Bancorp, Inc............        2,916
     1,183     Compass Bancshares, Inc.................       36,992
       100     *CompuCredit Corp.......................          707
        84     Connecticut Bancshares, Inc.............        3,230
       400     Cornerstone Realty Income Trust, Inc....        3,184
       200     Corporate Office Properties Trust.......        2,806
        65     Correctional Properties Trust...........        1,411
       220     *Corrections Corp Of America............        3,773
       100     Corus Bankshares, Inc...................        4,366
     1,056     Countrywide Financial Corp..............       54,542
       300     Cousins Properties, Inc.................        7,410
       200     CPB, Inc................................        5,490
       245     Crawford & Co (Class B).................        1,225
       100     *Credit Acceptance Corp.................          638
       749     Crescent Real Estate Equities Co........       12,463
       200     Crown American Realty Trust.............        1,840
       229     *CSK Auto Corp..........................        2,519
       500     Cullen/Frost Bankers, Inc...............       16,350
        25     Curtiss-Wright Corp (Class B)...........        1,617
       262     CVB Financial Corp......................        6,675
       100     Delphi Financial Group, Inc (Class A)...        3,796
       515     Developers Diversified Realty Corp......       11,326
       206     Dime Community Bancshares...............        3,945
       673     Doral Financial Corp....................       19,248
       197     Downey Financial Corp...................        7,683
     1,348     Duke Realty Corp........................       34,307
     4,205     *E*trade Group, Inc.....................       20,436
       200     East West Bancorp, Inc..................        7,216
       100     Eastgroup Properties, Inc...............        2,550
       539     Eaton Vance Corp........................       15,227
       100     *Electro Rent Corp......................        1,212
       300     Entertainment Properties Trust..........        7,056
     4,034     Equity Office Properties Trust..........      100,794
       100     Equity One, Inc.........................        1,335
     2,600     Equity Residential......................       63,908
       187     Erie Indemnity Co (Class A).............        6,781
       132     Essex Property Trust, Inc...............        6,712
       131     *Euronet Worldwide, Inc.................          984
       100     F & M Bancorp...........................        3,200
     9,664     Fannie Mae..............................      621,685
       100     Farmers Capital Bank Corp...............        3,325
        79     FBL Financial Group, Inc (Class A)......        1,538
       142     FBR Asset Investment Corp...............        4,814
        60     Federal Agricultural Mortgage Corp
                 (Class C).............................        1,838
       300     Federal Realty Investment Trust.........        8,436
       843     Federated Investors, Inc (Class B)......       21,387
       408     FelCor Lodging Trust, Inc...............        4,668
       117     Fidelity Bankshares, Inc................        2,094
       927     Fidelity National Financial, Inc........       30,453
     4,972     Fifth Third Bancorp.....................      291,111
       100     *Financial Federal Corp.................        2,513
        72     Financial Industries Corp...............        1,025
       100     Financial Institutions, Inc.............        2,936
       600     First American Corp.....................       13,320
        67     First Bancorp (North Carolina)..........        1,575
       300     First Bancorp (Puerto Rico).............        6,780

 34  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       100     First Busey Corp (Class A)..............  $     2,306
       300     First Charter Corp......................        5,400
        55     First Citizens Bancshares, Inc (Class
                 A)....................................        5,313
       500     First Commonwealth Financial Corp.......        5,750
        44     First Community Bancorp.................        1,449
        66     First Community Bancshares, Inc.........        2,030
       100     First Defiance Financial Corp...........        1,890
       100     First Essex Bancorp, Inc................        3,340
       159     First Federal Capital Corp..............        3,070
       315     First Financial Bancorp.................        5,163
       114     First Financial Bankshares, Inc.........        4,332
       150     First Financial Corp (Indiana)..........        7,295
       100     First Financial Holdings, Inc...........        2,476
       125     First Indiana Corp......................        2,315
       109     First Merchants Corp....................        2,484
       445     First Midwest Bancorp, Inc..............       11,886
        69     First National Corp.....................        1,656
       100     First Niagara Financial Group, Inc......        2,612
        39     First Oak Brook Bancshares, Inc.........        1,225
       100     First Place Financial Corp..............        1,663
        79     *First Republic Bank....................        1,579
       200     First Sentinel Bancorp, Inc.............        2,878
        25     First South Bancorp, Inc................          890
        37     First State Bancorp.....................          918
     1,261     First Tennessee National Corp...........       45,320
       667     First Virginia Banks, Inc...............       24,832
        51     Firstfed America Bancorp, Inc...........        1,267
       158     *FirstFed Financial Corp................        4,574
       853     FirstMerit Corp.........................       18,476
       300     Flagstar Bancorp, Inc...................        6,480
    10,358     FleetBoston Financial Corp..............      251,699
       100     Flushing Financial Corp.................        1,638
       437     FNB Corp................................       12,031
        53     FNB Corp (Virginia).....................        1,258
        80     *FPIC Insurance Group, Inc..............          552
     1,670     Franklin Resources, Inc.................       56,914
     6,725     Freddie Mac.............................      397,111
       800     Fremont General Corp....................        3,592
       137     *Friedman, Billings, Ramsey Group,
                 Inc...................................        1,282
       148     Frontier Financial Corp.................        3,786
     1,085     Fulton Financial Corp...................       19,161
        39     *Gabelli Asset Management, Inc (Class
                 A)....................................        1,172
       500     Gables Residential Trust................       12,465
       800     Gallagher (Arthur J.) & Co..............       23,504
     1,100     *Gartner, Inc (Class A).................       10,120
        91     *Gartner, Inc (Class B).................          860
       100     GBC Bancorp.............................        1,936
       600     General Growth Properties, Inc..........       31,200
       110     German American Bancorp.................        1,711
       101     Glacier Bancorp, Inc....................        2,381
        81     Gladstone Capital Corp..................        1,334
       210     Glenborough Realty Trust, Inc...........        3,742
       600     Glimcher Realty Trust...................       10,650
       400     Gold Banc Corp, Inc.....................        3,968
     1,253     Golden West Financial Corp..............       89,978
     2,319     Goldman Sachs Group, Inc................      157,924
        47     Granite State Bankshares, Inc...........        2,053
        68     Great American Financial Resources,
                 Inc...................................        1,170
       100     Great Lakes REIT, Inc...................        1,665
        52     Great Southern Bancorp, Inc.............        1,911
       451     Greater Bay Bancorp.....................        7,798
       829     Greenpoint Financial Corp...............       37,454

   SHARES                                                   VALUE
   ------                                                   -----
       123     Hancock Holding Co......................  $     5,492
        80     *Hanmi Financial Corp...................        1,342
       200     Harbor Florida Bancshares, Inc..........        4,504
       316     Harleysville Group, Inc.................        8,352
       210     Harleysville National Corp..............        5,611
     2,377     Hartford Financial Services Group,
                 Inc...................................      107,987
        54     *Hawthorne Financial Corp...............        1,541
       572     HCC Insurance Holdings, Inc.............       14,071
       724     Health Care Property Investors, Inc.....       27,729
       339     Health Care REIT, Inc...................        9,170
       400     Healthcare Realty Trust, Inc............       11,700
       165     Heritage Property Investment Trust......        4,120
     1,522     Hibernia Corp (Class A).................       29,283
       500     Highwoods Properties, Inc...............       11,050
       300     Hilb, Rogal & Hamilton Co...............       12,270
       238     Home Properties Of New York, Inc........        8,199
       600     *Homestore, Inc.........................          510
       500     Hooper Holmes, Inc......................        3,070
       347     Horace Mann Educators Corp..............        5,320
       700     Hospitality Properties Trust............       24,640
     2,500     *Host Marriott Corp.....................       22,125
     4,383     Household International, Inc............      121,891
     1,100     HRPT Properties Trust...................        9,064
       698     Hudson City Bancorp, Inc................       13,004
       114     Hudson River Bancorp, Inc...............        2,822
       443     Hudson United Bancorp...................       13,777
        98     Humboldt Bancorp........................        1,029
     2,510     Huntington Bancshares, Inc..............       46,962
       362     IMPAC Mortgage Holdings, Inc............        4,163
       477     Independence Community Bank Corp........       12,106
       100     Independent Bank Corp (Massachusetts)...        2,280
        93     Independent Bank Corp (Michigan)........        2,814
       557     *IndyMac Bancorp, Inc...................       10,299
       208     Innkeepers U.S.A. Trust.................        1,593
       200     *Insignia Financial Group, Inc..........        1,450
       339     Instinet Group, Inc.....................        1,434
       100     *Insurance Auto Auctions, Inc...........        1,659
       100     Integra Bank Corp.......................        1,782
        78     Interchange Financial Services Corp.....        1,256
       209     International Bancshares Corp...........        8,245
       452     *Investment Technology Group, Inc.......       10,107
       674     Investors Financial Services Corp.......       18,461
       200     Investors Real Estate Trust.............        1,996
       300     IRT Property Co.........................        3,561
       100     Irwin Financial Corp....................        1,650
       417     iStar Financial, Inc....................       11,725
        42     *Itla Capital Corp......................        1,396
       390     *ITT Educational Services, Inc..........        9,185
    19,332     JP Morgan Chase & Co....................      463,968
     2,046     Janus Capital Group, Inc................       26,741
       307     JDN Realty Corp.........................        3,362
       178     Jefferies Group, Inc....................        7,471
     1,381     Jefferson-Pilot Corp....................       52,630
     2,875     John Hancock Financial Services, Inc....       80,213
       446     John Nuveen Co (Class A)................       11,306
       300     *Jones Lang LaSalle, Inc................        4,614
        77     Kansas City Life Insurance Co...........        2,918
     4,119     KeyCorp.................................      103,552
       100     Keystone Property Trust.................        1,697
       200     Kilroy Realty Corp......................        4,610
       850     Kimco Realty Corp.......................       26,044
       800     *Knight Trading Group, Inc..............        3,832
       178     Koger Equity, Inc.......................        2,777

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   35

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       312     Kramont Realty Trust....................  $     4,571
     1,264     *La Quinta Corp.........................        5,562
       600     *LaBranche & Co, Inc....................       15,984
       110     Lakeland Bancorp, Inc...................        1,966
        46     Lakeland Financial Corp.................        1,079
       200     Landamerica Financial Group, Inc........        7,090
       592     Legg Mason, Inc.........................       28,736
     2,389     Lehman Brothers Holdings, Inc...........      127,310
       100     *LendingTree, Inc.......................        1,288
       331     Leucadia National Corp..................       12,350
       200     Lexington Corporate Properties Trust....        3,180
       200     Liberty Corp............................        7,760
     1,700     Lincoln National Corp...................       53,686
       200     LNR Property Corp.......................        7,080
       177     *Local Financial Corp...................        2,593
        77     LSB Bancshares, Inc.....................        1,247
       129     LTC Properties, Inc.....................          867
       727     M & T Bank Corp.........................       57,687
        61     Macatawa Bank Corp......................        1,211
       300     Macerich Co.............................        9,225
       400     Mack-Cali Realty Corp...................       12,120
       166     MAF Bancorp, Inc........................        5,632
       100     Main Street Banks, Inc..................        1,920
        53     MainSource Financial Group, Inc.........        1,273
       100     Manufactured Home Communities, Inc......        2,963
       177     *Markel Corp............................       36,374
     5,340     Marsh & McLennan Cos, Inc...............      246,761
     1,989     Marshall & Ilsley Corp..................       54,472
        35     MASSBANK Corp...........................          991
       100     MB Financial, Inc.......................        3,479
     1,358     MBIA, Inc...............................       59,562
    10,396     MBNA Corp...............................      197,732
       185     MCG Capital Corp........................        1,987
     4,158     Mellon Financial Corp...................      108,565
       743     Mercantile Bankshares Corp..............       28,672
        36     Merchants Bancshares, Inc...............          811
       237     Mercury General Corp....................        8,906
       300     Meristar Hospitality Corp...............        1,980
       200     *Meritage Corp..........................        6,730
     8,310     Merrill Lynch & Co, Inc.................      315,365
     2,833     MetLife, Inc............................       76,604
       270     Metris Cos, Inc.........................          667
       319     MFA Mortgage Investments, Inc...........        2,680
       938     MGIC Investment Corp....................       38,739
       300     Mid Atlantic Realty Trust...............        5,220
       100     Mid-America Apartment Communities,
                 Inc...................................        2,445
        70     Midland Co..............................        1,330
       200     Mid-State Bancshares....................        3,284
        85     Midwest Banc Holdings, Inc..............        1,611
       200     Mills Corp..............................        5,868
       114     Mission West Properties, Inc............        1,129
       400     MONY Group, Inc.........................        9,576
    10,687     Morgan Stanley..........................      426,625
     5,904     National City Corp......................      161,297
     2,190     National Commerce Financial Corp........       52,232
       200     National Health Investors, Inc..........        3,216
        54     National Health Realty, Inc.............          788
       218     National Penn Bancshares, Inc...........        5,792
        19     *National Western Life Insurance Co
                 (Class A).............................        1,824
       190     Nationwide Financial Services, Inc
                 (Class A).............................        5,444
       400     Nationwide Health Properties, Inc.......        5,972
        37     *Navigators Group, Inc..................          849

   SHARES                                                   VALUE
   ------                                                   -----
        64     NBC Capital Corp........................  $     1,613
       274     NBT Bancorp, Inc........................        4,677
       400     *NetBank, Inc...........................        3,872
       515     Neuberger Berman, Inc...................       17,247
       100     New Century Financial Corp..............        2,539
       893     New Plan Excel Realty Trust.............       17,047
     1,039     New York Community Bancorp, Inc.........       30,006
     1,507     North Fork Bancorp, Inc.................       50,846
     1,903     Northern Trust Corp.....................       66,700
       200     Northwest Bancorp, Inc..................        2,958
        95     Novastar Financial, Inc.................        2,948
       150     OceanFirst Financial Corp...............        3,368
       300     *Ocwen Financial Corp...................          840
       154     Odyssey Re Holdings Corp................        2,726
       468     *Ohio Casualty Corp.....................        6,061
       546     Old National Bancorp....................       13,268
     1,100     Old Republic International Corp.........       30,800
       147     Old Second Bancorp, Inc.................        5,439
       100     Omega Financial Corp....................        3,585
       110     Oriental Financial Group, Inc...........        2,704
       321     Pacific Capital Bancorp.................        8,169
       100     Pacific Northwest Bancorp...............        2,500
        97     *Pacific Union Bank.....................        1,116
       443     Pan Pacific Retail Properties, Inc......       16,183
       100     Park National Corp......................        9,880
        44     Parkvale Financial Corp.................        1,014
       100     Parkway Properties, Inc.................        3,508
        54     Peapack Gladstone Financial Corp........        1,850
        45     Pennfed Financial Services, Inc.........        1,222
        64     Pennrock Financial Services Corp........        1,776
       100     Pennsylvania Real Estate Investment
                 Trust.................................        2,600
        72     Peoples Bancorp, Inc....................        1,843
       200     People's Bank...........................        5,028
       251     Peoples Holding Co......................       10,228
       100     PFF Bancorp, Inc........................        3,125
       103     *Philadelphia Consolidated Holding
                 Corp..................................        3,646
       922     Phoenix Cos, Inc........................        7,007
        61     *Pico Holdings, Inc.....................          819
       400     PMA Capital Corp (Class A)..............        5,732
       906     PMI Group, Inc..........................       27,216
     2,718     PNC Financial Services Group, Inc.......      113,884
     1,290     Popular, Inc............................       43,602
       100     Port Financial Corp.....................        4,462
       300     Post Properties, Inc....................        7,170
       453     Prentiss Properties Trust...............       12,811
       200     Presidential Life Corp..................        1,986
       600     *Price Legacy Corp......................        1,680
     2,928     Principal Financial Group...............       88,221
        33     PrivateBancorp, Inc.....................        1,249
       196     *ProAssurance Corp......................        4,116
     1,871     Progressive Corp........................       92,858
     1,477     Prologis................................       37,147
       101     Prosperity Bancshares, Inc..............        1,919
       631     Protective Life Corp....................       17,365
       215     Provident Bankshares Corp...............        4,969
       387     Provident Financial Group, Inc..........       10,074
     2,458     *Providian Financial Corp...............       15,952
     5,630     Prudential Financial, Inc...............      178,696
       112     PS Business Parks, Inc..................        3,562
       914     Public Storage, Inc.....................       29,531
       100     R & G Financial Corp (Class B)..........        2,325
       827     Radian Group, Inc.......................       30,723
       143     RAIT Investment Trust...................        3,089

 36  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
        74     Ramco-Gershenson Properties.............  $     1,462
       500     Raymond James Financial, Inc............       14,790
       300     Realty Income Corp......................       10,500
       503     Reckson Associates Realty Corp..........       10,588
       100     Redwood Trust, Inc......................        2,770
       200     Regency Centers Corp....................        6,480
     2,265     Regions Financial Corp..................       75,560
       350     Reinsurance Group Of America, Inc.......        9,478
       520     Republic Bancorp, Inc...................        6,120
       100     Republic Bancorp, Inc (Class A)
                 (Kentucky)............................        1,127
       100     *Republic Bancshares, Inc...............        1,965
       115     Resource America, Inc (Class A).........        1,036
       300     RFS Hotel Investors, Inc................        3,258
       100     Riggs National Corp.....................        1,549
       200     RLI Corp................................        5,580
       690     Roslyn Bancorp, Inc.....................       12,441
       890     Rouse Co................................       28,213
       400     S & T Bancorp, Inc......................       10,020
       100     S.Y. Bancorp, Inc.......................        3,710
     1,383     Safeco Corp.............................       47,949
       250     Sandy Spring Bancorp, Inc...............        7,875
       110     Santander Bancorp.......................        1,430
       100     Saul Centers, Inc.......................        2,380
       258     *Saxon Capital, Inc.....................        3,228
        93     Seacoast Banking Corp Of Florida........        1,752
       200     Seacoast Financial Services Corp........        4,002
       100     Second Bancorp, Inc.....................        2,650
       880     SEI Investments Co......................       23,918
       237     Selective Insurance Group, Inc..........        5,968
       418     Senior Housing Properties Trust.........        4,435
       400     *Silicon Valley Bancshares..............        7,300
        54     Simmons First National Corp (Class A)...        1,979
     1,400     Simon Property Group, Inc...............       47,698
       105     Sizeler Property Investors..............          975
       641     Sky Financial Group, Inc................       12,762
       242     SL Green Realty Corp....................        7,647
     1,455     SLM Corp................................      151,116
       700     *SoundView Technology Group, Inc........        1,050
       400     South Financial Group, Inc..............        8,264
     3,304     SouthTrust Corp.........................       82,104
       200     *Southwest Bancorp Of Texas, Inc........        5,762
        47     Southwest Bancorp, Inc..................        1,222
     2,400     Sovereign Bancorp, Inc..................       33,720
       100     Sovran Self Storage, Inc................        2,836
       100     St. Francis Capital Corp................        2,342
       200     St. Joe Co..............................        6,000
     2,100     St. Paul Cos, Inc.......................       71,505
       333     Stancorp Financial Group, Inc...........       16,267
       100     State Auto Financial Corp...............        1,550
        67     State Bancorp, Inc......................        1,206
     3,109     State Street Corp.......................      121,251
       578     Staten Island Bancorp, Inc..............       11,641
        76     Sterling Bancorp........................        2,024
       400     Sterling Bancshares, Inc................        4,888
       205     Sterling Financial Corp
                 (Pennsylvania)........................        4,848
       106     *Sterling Financial Corp (Spokane)......        1,995
       100     *Stewart Information Services Corp......        2,139
        29     Student Loan Corp.......................        2,836
        88     Suffolk Bancorp.........................        2,783
        48     Summit Bancshares, Inc..................          936
       200     Summit Properties, Inc..................        3,560
        45     Sun Bancorp, Inc (Pennsylvania).........          823

   SHARES                                                   VALUE
   ------                                                   -----
       136     Sun Communities, Inc....................  $     4,974
     2,396     SunTrust Banks, Inc.....................      136,380
        64     Superior Financial Corp.................        1,176
       400     Susquehanna Bancshares, Inc.............        8,336
       121     SWS Group, Inc..........................        1,641
     2,916     Synovus Financial Corp..................       56,570
       200     *Syntroleum Corp........................          346
       984     T Rowe Price Group, Inc.................       26,844
       300     Taubman Centers, Inc....................        4,869
       700     TCF Financial Corp......................       30,583
       202     Texas Regional Bancshares, Inc (Class
                 A)....................................        7,179
       262     Thornburg Mortgage, Inc.................        5,266
       149     Tompkins Trustco, Inc...................        6,571
     1,317     Torchmark Corp..........................       48,110
       100     Town & Country Trust....................        2,110
       200     *Trammell Crow Co.......................        1,800
       250     Transatlantic Holdings, Inc.............       16,675
     4,556     *Travelers Property Casualty Corp (Class
                 A)....................................       66,745
     4,677     *Travelers Property Casualty Corp (Class
                 B)....................................       68,518
        73     *Triad Guaranty, Inc....................        2,691
        46     Trico Bancshares........................        1,132
       827     Trizec Properties, Inc..................        7,766
        38     Troy Financial Corp.....................        1,025
       171     Trust Co Of New Jersey..................        4,759
       626     Trustco Bank Corp NY....................        6,748
       391     Trustmark Corp..........................        9,278
    18,657     U.S. Bancorp............................      395,923
       180     U.S. Restaurant Properties, Inc.........        2,534
       110     U.S.B. Holding Co, Inc..................        1,947
       185     UCBH Holdings, Inc......................        7,853
       354     *UICI...................................        5,505
       251     UMB Financial Corp......................        9,623
       213     Umpqua Holdings Corp....................        3,887
        69     Union Bankshares Corp...................        1,880
     2,001     Union Planters Corp.....................       56,308
       480     UnionBanCal Corp........................       18,850
       337     United Bankshares, Inc..................        9,794
       152     United Community Banks, Inc.............        3,704
       400     United Community Financial Corp.........        3,460
       987     United Dominion Realty Trust, Inc.......       16,147
        67     United Fire & Casualty Co...............        2,241
       143     United National Bancorp.................        3,296
       484     *United Rentals, Inc....................        5,208
       400     Unitrin, Inc............................       11,688
       215     *Universal American Financial Corp......        1,251
       100     Universal Health Realty Income Trust....        2,625
       232     Unizan Financial Corp...................        4,592
     2,300     UnumProvident Corp......................       40,342
       213     Urstadt Biddle Properties, Inc (Class
                 A)....................................        2,360
       920     Valley National Bancorp.................       24,260
       283     Vesta Insurance Group, Inc..............          778
        67     Virginia Financial Group, Inc...........        1,997
       662     Vornado Realty Trust....................       24,626
       367     W Holding Co, Inc.......................        6,031
    13,292     Wachovia Corp...........................      484,360
       802     Waddell & Reed Financial, Inc (Class
                 A)....................................       15,775
        33     Warwick Community Bancorp...............          935
       708     Washington Federal, Inc.................       17,594
     9,389     Washington Mutual, Inc..................      324,202
       338     Washington Real Estate Investment
                 Trust.................................        8,619
        90     Washington Trust Bancorp, Inc...........        1,758
       261     Waypoint Financial Corp.................        4,646
       469     Webster Financial Corp..................       16,321

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   37

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       420     Weingarten Realty Investors.............  $    15,481
    16,637     Wells Fargo & Co........................      779,823
        48     *Wellsford Real Properties, Inc.........          756
       200     Wesbanco, Inc...........................        4,678
        10     Wesco Financial Corp....................        3,100
       200     West Coast Bancorp......................        3,030
       300     Westamerica Bancorp.....................       12,054
       121     Westcorp................................        2,541
        90     *WFS Financial, Inc.....................        1,882
       400     Whitney Holding Corp....................       13,332
       600     Wilmington Trust Corp...................       19,008
       100     Winston Hotels, Inc.....................          780
       100     Wintrust Financial Corp.................        3,132
       100     *World Acceptance Corp..................          761
       100     WSFS Financial Corp.....................        3,297
     1,200     *Wyndham International, Inc (Class A)...          276
        54     Yardville National Bancorp..............          931
       100     Zenith National Insurance Corp..........        2,352
       844     Zions Bancorp...........................       33,211
                                                         -----------
               TOTAL FINANCIAL SERVICES                   18,863,102
                                                         -----------
 HEALTH CARE--15.03%
       100     *aaiPharma, Inc.........................        1,402
    15,093     Abbott Laboratories.....................      603,720
       745     *Abgenix, Inc...........................        5,491
       100     *Abiomed, Inc...........................          364
       117     *Acacia Research - CombiMatrix..........          426
       406     *Accredo Health, Inc....................       14,329
       309     *Adolor Corp............................        4,239
       274     *Advanced Medical Optics, Inc...........        3,280
        82     *Advanced Neuromodulation Systems,
                 Inc...................................        2,878
       678     *AdvancePCS.............................       15,058
        42     *Advisory Board Co/The..................        1,256
     1,442     Aetna, Inc..............................       59,295
       703     *Affymetrix, Inc........................       16,092
       400     *Aksys Ltd..............................        2,120
       200     *Albany Molecular Research, Inc.........        2,958
       367     *Alderwoods Group, Inc..................        1,740
       200     *Alexion Pharmaceuticals, Inc...........        2,824
       800     *Align Technology, Inc..................        2,209
       502     *Alkermes, Inc..........................        3,148
     1,335     Allergan, Inc...........................       76,923
       107     *Alliance Imaging, Inc..................          567
       211     *Allos Therapeutics, Inc................        1,587
       200     *Allscripts Healthcare Solutions, Inc...          478
       334     Alpharma, Inc (Class A).................        3,978
        72     *American Healthways, Inc...............        1,260
        56     *American Medical Security Group, Inc...          783
       190     *American Medical Systems Holdings,
                 Inc...................................        3,080
        82     *American Pharmaceutical Partners,
                 Inc...................................        1,460
        88     *AMERIGROUP Corp........................        2,667
       400     *Ameripath, Inc.........................        8,600
     1,064     AmerisourceBergen Corp..................       57,786
    11,442     *Amgen, Inc.............................      553,106
       128     *AMN Healthcare Services, Inc...........        2,164
       188     *Amsurg Corp............................        3,841
       600     *Amylin Pharmaceuticals, Inc............        9,684
       570     *Andrx Corp.............................        8,362
     1,401     *Anthem, Inc............................       88,123
       300     *Antigenics, Inc........................        3,072
       100     *Aphton Corp............................          389
       934     *Apogent Technologies, Inc..............       19,427
     1,953     Applera Corp (Applied Biosystems
                 Group)................................       34,256

   SHARES                                                   VALUE
   ------                                                   -----
       644     *Applera Corp (Celera Genomics Group)...  $     6,150
       100     *Applied Molecular Evolution............          205
       400     *Apria Healthcare Group, Inc............        8,896
       111     *Arena Pharmaceuticals, Inc.............          723
       200     *Ariad Pharmaceuticals, Inc.............          480
       243     *Arqule, Inc............................          741
       100     *Array Biopharma, Inc...................          555
        86     Arrow International, Inc................        3,498
       200     *Arthrocare Corp........................        1,970
       229     *Atherogenics, Inc......................        1,697
       188     *Atrix Laboratories, Inc................        2,884
     1,600     *AVANIR Pharmaceuticals (Class A).......        1,600
       200     *Avigen, Inc............................        1,142
       494     Bard (C.R.), Inc........................       28,652
       354     *Barr Laboratories, Inc.................       23,106
       460     Bausch & Lomb, Inc......................       16,560
     5,784     Baxter International, Inc...............      161,952
       600     Beckman Coulter, Inc....................       17,712
     2,463     Becton Dickinson & Co...................       75,589
       111     *Benthley Pharmaceuticals, Inc..........          894
       900     *Beverly Enterprises, Inc...............        2,565
     1,486     *Biogen, Inc............................       59,529
       500     *BioMarin Pharmaceutical, Inc...........        3,525
     2,566     Biomet, Inc.............................       73,542
       100     *Biopure Corp...........................          372
       256     *Bio-Rad Laboratories, Inc (Class A)....        9,907
       100     *Biosite, Inc...........................        3,402
       500     *Bio-Technology General Corp............        1,601
       100     *Bone Care International, Inc...........          973
     3,081     *Boston Scientific Corp.................      131,004
    18,821     Bristol-Myers Squibb Co.................      435,706
       100     *Britesmile, Inc........................           33
       104     *Bruker Daltonics, Inc..................          505
       220     *Caliper Technologies Corp..............          660
        61     *Cantel Medical Corp....................          772
       504     *Cardiac Science, Inc...................        1,114
     4,392     Cardinal Health, Inc....................      259,962
       300     *Cardiodynamics International Corp......          921
     2,500     *Caremark Rx, Inc.......................       40,625
       700     *Celgene Corp...........................       15,029
       300     *Cell Genesys, Inc......................        3,345
       300     *Cell Therapeutics, Inc.................        2,181
        46     *Centene Corp...........................        1,545
       409     *Cephalon, Inc..........................       19,905
       209     *Cepheid, Inc...........................        1,065
       322     *Cerner Corp............................       10,066
       177     *Cerus Corp.............................        3,806
       386     *Charles River Laboratories
                 International, Inc....................       14,853
        94     *Chattem, Inc...........................        1,932
       957     *Chiron Corp............................       35,983
       107     *Cholestech Corp........................          745
     1,291     Cigna Corp..............................       53,086
       108     *Cima Labs, Inc.........................        2,613
       100     *Ciphergen Biosystems, Inc..............          345
       100     *Closure Medical Corp...................        1,048
       100     *Cobalt Corp............................        1,380
       265     *Coherent, Inc..........................        5,287
       200     *Columbia Laboratories, Inc.............          672
       434     *Community Health Systems, Inc..........        8,936
       200     *Conceptus, Inc.........................        2,396
       450     *Conmed Corp............................        8,816
       300     *Connetics Corp.........................        3,606
       200     Cooper Cos, Inc.........................        5,004

 38  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
       400     *Corixa Corp............................  $     2,556
        60     *Corvel Corp............................        2,145
       600     *Covance, Inc...........................       14,754
       401     *Coventry Health Care, Inc..............       11,641
       296     *Cross County, Inc......................        4,129
       151     *CryoLife, Inc..........................        1,031
       200     *Cubist Pharmaceuticals, Inc............        1,646
       360     *CuraGen Corp...........................        1,674
        94     *Curative Health Services, Inc..........        1,622
       200     *CV Therapeutics, Inc...................        3,644
       200     *Cyberonics, Inc........................        3,680
     1,100     *Cytyc Corp.............................       11,220
       118     D&K Healthcare Resources, Inc...........        1,208
       100     Datascope Corp..........................        2,480
       712     *DaVita, Inc............................       17,565
       328     *Decode Genetics, Inc...................          607
       100     *Deltagen, Inc..........................           48
       500     *Dendrite International, Inc............        3,735
       641     Dentsply International, Inc.............       23,870
       200     Diagnostic Products Corp................        7,724
        76     *Dianon Systems, Inc....................        3,626
       100     *Digene Corp............................        1,146
       188     *Diversa Corp...........................        1,701
       241     *Durect Corp............................          487
       100     *DVI, Inc...............................          755
       200     *Dynacq International, Inc..............        2,874
       318     *Eclipsys Corp..........................        1,701
       548     *Edwards Lifesciences Corp..............       13,958
        66     *Embrex, Inc............................          734
       200     *Endo Pharmaceuticals Holdings, Inc.....        1,540
       100     *Endocare, Inc..........................          344
       220     *Enzo Biochem, Inc......................        3,080
       400     *Enzon, Inc.............................        6,688
        90     *Eon Labs, Inc..........................        1,702
       114     *EPIX Medical, Inc......................          824
        73     *eResearch Technology, Inc..............        1,223
       200     *Esperion Therapeutics, Inc.............        1,430
       100     *Exact Sciences Corp....................        1,083
       753     *Exelixis, Inc..........................        6,024
       582     *Express Scripts, Inc (Class A).........       27,959
     1,009     *First Health Group Corp................       24,569
       175     *First Horizon Pharmaceutical...........        1,309
       500     *Fisher Scientific International, Inc...       15,040
     1,508     *Forest Laboratories, Inc...............      148,116
       200     *Gene Logic, Inc........................        1,258
       100     *Genencor International, Inc............          978
     2,130     *Genentech, Inc.........................       70,631
       257     *Genesis Health Ventures, Inc...........        3,971
       400     *Genta, Inc.............................        3,076
       279     *Genzyme Corp (Biosurgery Division).....          714
     1,887     *Genzyme Corp (General Division)........       55,799
       200     *Geron Corp.............................          720
     1,685     *Gilead Sciences, Inc...................       57,290
     2,915     *Guidant Corp...........................       89,928
       158     *Guilford Pharmaceuticals, Inc..........          629
       151     *Haemonetics Corp.......................        3,240
       177     *Hanger Orthopedic Group, Inc...........        2,328
       100     *Harvard Bioscience, Inc................          330
     4,735     HCA, Inc................................      196,503
     2,200     Health Management Associates, Inc (Class
                 A)....................................       39,380
     1,025     *Health Net, Inc........................       27,060
        85     *Healthcare Services Group..............        1,108

   SHARES                                                   VALUE
   ------                                                   -----
       100     *HealthExtras, Inc......................  $       405
     3,600     *Healthsouth Corp.......................       15,120
        72     *HealthTronics Surgical Services, Inc...          577
       368     *Henry Schein, Inc......................       16,560
       474     Hillenbrand Industries, Inc.............       22,899
       177     *Hologic, Inc...........................        2,161
     1,297     *Human Genome Sciences, Inc.............       11,427
     1,700     *Humana, Inc............................       17,000
       700     ICN Pharmaceuticals, Inc................        7,637
       631     *ICOS Corp..............................       14,772
        63     *ICU Medical, Inc.......................        2,350
     1,234     *IDEC Pharmaceuticals Corp..............       40,932
       300     *Idexx Laboratories, Inc................        9,990
       200     *IDX Systems Corp.......................        3,406
       100     *Igen International, Inc................        4,285
       300     *Ilex Oncology, Inc.....................        2,118
       200     *Illumina, Inc..........................          674
       249     *I-many, Inc............................          354
       512     *ImClone Systems, Inc...................        5,438
        85     *Immucor, Inc...........................        1,721
       300     *Immunogen, Inc.........................          930
       300     Immunomedics, Inc.......................        1,386
       137     *Impath, Inc............................        2,702
       200     *Impax Laboratories, Inc................          802
     2,857     IMS Health, Inc.........................       45,712
       100     *Inamed Corp............................        3,080
       500     *Incyte Genomics, Inc...................        2,280
       267     *Indevus Pharmaceuticals, Inc...........          571
       400     *Inhale Therapeutic Systems, Inc........        3,232
       159     *Integra LifeSciences Holding...........        2,806
       200     *Integrated Silicon Solution, Inc.......          872
       314     *InterMune, Inc.........................        8,010
       158     *Interpore International................        1,011
       328     *Intuitive Surgical, Inc................        2,020
       216     Invacare Corp...........................        7,193
        39     *Inverness Medical Innovations, Inc.....          513
       492     *Invitrogen Corp........................       15,414
       400     *Isis Pharmaceuticals, Inc..............        2,636
     1,394     *IVAX Corp..............................       16,909
    29,231     Johnson & Johnson.......................    1,570,050
       100     *Kendle International, Inc..............          880
        66     *Kensey Nash Corp.......................        1,206
       103     *Kindred Healthcare, Inc................        1,879
     2,480     *King Pharmaceuticals, Inc..............       42,648
        60     *Kos Pharmaceuticals, Inc...............        1,140
       100     *Kosan Biosciences, Inc.................          607
       188     *KV Pharmaceutical Co (Class A).........        4,362
       338     *La Jolla Pharmaceutical Co.............        2,197
        48     *LabOne, Inc............................          851
     1,311     *Laboratory Corp Of America Holdings....       30,468
        59     Landauer, Inc...........................        2,050
       300     *Lexicon Genetics, Inc..................        1,419
       200     *Lifecore Biomedical, Inc...............        1,716
       383     *LifePoint Hospitals, Inc...............       11,493
       699     *Ligand Pharmaceuticals, Inc (Class
                 B)....................................        3,754
     9,400     Lilly (Eli) & Co........................      596,900
     1,085     *Lincare Holdings, Inc..................       34,308
       182     *Luminex Corp...........................          748
       922     *Manor Care, Inc........................       17,158
       112     *Martek Biosciences Corp................        2,818
       200     *Matria Healthcare, Inc.................        1,738
       141     *MAXIMUS, Inc...........................        3,680
       317     *Maxygen, Inc...........................        2,416

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   39

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
     2,575     McKesson Corp...........................  $    69,602
       600     *Medarex, Inc...........................        2,370
       100     *Med-Design Corp........................          806
        71     *Medical Staffing Network Holdings,
                 Inc...................................        1,136
       247     *Medicines Co...........................        3,957
       300     *Medicis Pharmaceutical Corp (Class
                 A)....................................       14,901
     2,415     *Medimmune, Inc.........................       65,616
       136     *MedQuist, Inc..........................        2,755
    11,790     Medtronic, Inc..........................      537,624
       185     Mentor Corp.............................        7,123
    21,938     Merck & Co, Inc.........................    1,241,966
        31     *Meridian Medical Technologies, Inc.....        1,376
       105     *Merit Medical Systems, Inc.............        2,092
       200     *MGI Pharma, Inc........................        1,450
       433     *Mid Atlantic Medical Services, Inc.....       14,029
     2,594     *Millennium Pharmaceuticals, Inc........       20,604
       552     Millipore Corp..........................       18,768
       210     *MIM Corp...............................        1,218
       100     *Molecular Devices Corp.................        1,647
       143     *Mright Medical Group, Inc..............        2,497
       338     *Mykrolis Corp..........................        2,469
     1,283     Mylan Laboratories, Inc.................       44,777
       175     *Myriad Genetics, Inc...................        2,555
       300     *Nabi Biopharmaceuticals................        1,860
       176     *Napro Biotherapeutics, Inc.............          120
        72     *Nastech Pharmaceutical Co..............          616
       100     *National Healthcare Corp...............        1,750
        83     *Neopharm, Inc..........................          848
       100     *Neose Technologies, Inc................          887
       259     *Neurocrine Biosciences, Inc............       11,826
       100     *Neurogen Corp..........................          363
       200     *Noven Pharmaceuticals, Inc.............        1,846
       400     *NPS Pharmaceuticals, Inc...............       10,068
       155     *Ocular Sciences, Inc...................        2,406
       109     *Odyssey HealthCare, Inc................        3,782
       147     *Omega Healthcare Investors, Inc........          550
       919     Omnicare, Inc...........................       21,900
       300     *Omnicell, Inc..........................          795
       200     *On Assignment, Inc.....................        1,704
       138     *Onyx Pharmaceuticals, Inc..............          802
       125     *Option Care, Inc.......................          995
       191     *OraSure Technologies, Inc..............        1,041
       358     *Orthodontic Centers Of America, Inc....        3,906
       293     *Orthologic Corp........................        1,058
       400     *OSI Pharmaceuticals, Inc...............        6,560
       300     Owens & Minor, Inc......................        4,926
       800     *Oxford Health Plans, Inc...............       29,160
       300     *Pacificare Health Systems, Inc.........        8,430
       100     *Pain Therapeutics, Inc.................          239
     1,043     Pall Corp...............................       17,397
       200     *Parexel International Corp.............        2,198
       556     *Patterson Dental Co....................       24,319
        76     *PDI, Inc...............................          820
       218     *Pediatrix Medical Group, Inc...........        8,733
       800     *Peregrine Pharmaceuticals, Inc.........          624
       300     *Per-Se Technologies, Inc...............        2,691
    60,577     Pfizer, Inc.............................    1,851,839
       400     *Pharmaceutical Product Development,
                 Inc...................................       11,708
       229     *Pharmaceutical Resources, Inc..........        6,824
    12,569     Pharmacia Corp..........................      525,425
       200     *Pharmacopeia, Inc......................        1,784
       100     *PolyMedica Corp........................        3,084

   SHARES                                                   VALUE
   ------                                                   -----
       100     *Possis Medical, Inc....................  $     1,800
       200     *Pozen, Inc.............................        1,030
        96     *PracticeWorks, Inc.....................          758
       380     *Praecis Pharmaceuticals, Inc...........        1,235
       115     *Prime Medical Services, Inc............          997
       200     *Priority Healthcare Corp (Class B).....        4,640
       200     *ProcureNet, Inc........................           30
       100     *Progenics Pharmaceuticals..............          666
       754     *Protein Design Labs, Inc...............        6,409
       675     *Province Healthcare Co.................        6,568
       100     *Proxymed, Inc..........................        1,044
       600     *PSS World Medical, Inc.................        4,104
       200     *QMed, Inc..............................        1,252
       249     *Quadramed Corp.........................          652
       727     *Quest Diagnostics, Inc.................       41,366
       235     *Quidel Corp............................          815
     1,308     *Quintiles Transnational Corp...........       15,827
       192     *Quovadx, Inc...........................          465
       175     *Radiologix, Inc........................          404
       300     *Regeneron Pharmaceuticals, Inc.........        5,553
       300     *RehabCare Group, Inc...................        5,724
       460     *Renal Care Group, Inc..................       14,554
       400     *Res-Care, Inc..........................        1,452
       314     *Resmed, Inc............................        9,599
       282     *Respironics, Inc.......................        8,582
       238     *Ribapharm, Inc.........................        1,559
       200     *Rigel Pharmaceuticals, Inc.............          218
       163     *Salix Pharmaceuticals Ltd..............        1,139
       100     *Sangamo Biosciences, Inc...............          301
       200     *Sangstat Medical Corp..................        2,260
    14,287     Schering-Plough Corp....................      317,171
       396     *Scios, Inc.............................       12,902
       100     *Seattle Genetics, Inc..................          310
       100     *Select Medical Corp....................        1,349
       637     *Sepracor, Inc..........................        6,160
       300     *Sequenom, Inc..........................          540
       199     *Serologicals Corp......................        2,189
     3,100     *Service Corp International.............       10,292
       675     *SICOR, Inc.............................       10,699
       200     *Sierra Health Services, Inc............        2,402
       168     *Sola International, Inc................        2,184
       100     *SonoSite, Inc..........................        1,307
       200     *Specialty Laboratories, Inc............        1,932
     1,684     *St. Jude Medical, Inc..................       66,888
       400     *Stericycle, Inc........................       12,952
       700     *Steris Corp............................       16,975
       800     *Stewart Enterprises, Inc (Class A).....        4,457
     1,285     Stryker Corp............................       86,249
       164     *Sunrise Assisted Living, Inc...........        4,082
       200     *SuperGen, Inc..........................          726
       100     *SurModics, Inc.........................        2,868
       300     *Sybron Dental Specialties, Inc.........        4,455
       174     *Syncor International Corp..............        4,825
       176     *Tanox, Inc.............................        1,593
       400     *Techne Corp............................       11,427
       200     *Telik, Inc.............................        2,332
     4,668     *Tenet Healthcare Corp..................       76,555
       300     *Texas Biotechnology Corp...............          420
       300     *Theragenics Corp.......................        1,209
       203     *Therasense, Inc........................        1,695
       483     *Thoratec Corp..........................        3,685
       277     *Transkaryotic Therapies, Inc...........        2,742
       668     *Triad Hospitals, Inc...................       19,956

 40  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
       300     *Triangle Pharmaceuticals, Inc..........  $     1,782
       148     *Trimeris, Inc..........................        6,377
       200     *TriPath Imaging, Inc...................          536
       351     *Tularik, Inc...........................        2,618
       674     *U.S. Oncology, Inc.....................        5,844
       200     *U.S. Physical Therapy, Inc.............        2,230
       171     *Unilab Corp............................        3,129
       139     *United Surgical Partners International,
                 Inc...................................        2,171
       100     *United Therapeutics Corp...............        1,670
     2,667     UnitedHealth Group, Inc.................      222,695
       396     *Universal Health Services, Inc (Class
                 B)....................................       17,860
        80     *Urologix, Inc..........................          265
       625     *Varian Medical Systems, Inc............       31,000
       283     *Varian, Inc............................        8,119
       164     *VCA Antech, Inc........................        2,460
       100     *Ventana Medical Systems, Inc...........        2,305
     1,100     Ventas, Inc.............................       12,595
       100     *Versicor, Inc..........................        1,079
       695     *Vertex Pharmaceuticals, Inc............       11,016
       203     *Viasys Healthcare, Inc.................        3,037
       200     *Vical, Inc.............................          694
       400     *Visx, Inc..............................        3,832
       328     *VitalWorks, Inc........................        1,263
       302     *Vivus, Inc.............................        1,126
     1,200     *Waters Corp............................       26,136
     1,006     *Watson Pharmaceuticals, Inc............       28,440
       167     *Watson Wyatt & Co Holdings.............        3,632
     2,697     *WebMD Corp.............................       23,068
     1,337     *Wellpoint Health Networks, Inc.........       95,141
       142     *Women First Healthcare, Inc............          648
    12,901     Wyeth...................................      482,497
       300     X-Rite, Inc.............................        2,097
     1,867     *Zimmer Holdings, Inc...................       77,518
       100     *Zoll Medical Corp......................        3,567
                                                         -----------
               TOTAL HEALTH CARE                          13,346,216
                                                         -----------
 OTHER--2.16%
       300     *4Kids Entertainment, Inc...............        6,624
       347     ABM Industries, Inc.....................        5,379
       380     Acuity Brands, Inc......................        5,145
       200     *Administaff, Inc.......................        1,200
       174     *Advo, Inc..............................        5,712
       400     Alexander & Baldwin, Inc................       10,316
        52     *Ambassadors Group, Inc.................          673
     1,203     *Apollo Group, Inc (Class A)............       52,932
       285     *Apollo Group, Inc (University Of
                 Phoenix Online).......................       10,214
       230     Banta Corp..............................        7,192
       100     *Bell Microproducts, Inc................          554
       170     Brady Corp (Class A)....................        5,670
       100     *Bright Horizons Family Solutions,
                 Inc...................................        2,812
       600     *Career Education Corp..................       24,000
       100     *CDI Corp...............................        2,698
    10,409     *Cendant Corp...........................      109,097
       300     Central Parking Corp....................        5,658
       600     *Century Business Services, Inc.........        1,590
        67     *Charles River Associates, Inc..........          949
     1,191     Cintas Corp.............................       54,488
       348     *Corinthian Colleges, Inc...............       13,175
       120     *Cornell Cos, Inc.......................        1,080
       340     *Corporate Executive Board Co...........       10,853
       100     *CoStar Group, Inc......................        1,845
        33     Courier Corp............................        1,513
       481     Crane Co................................        9,586

   SHARES                                                   VALUE
   ------                                                   -----
       100     Curtiss-Wright Corp.....................  $     6,382
       232     *Daisytek International Corp............        1,840
       525     *DeVry, Inc.............................        8,720
     1,973     Dover Corp..............................       57,533
       689     *Dun & Bradstreet Corp..................       23,764
       400     *Education Management Corp..............       15,040
       149     Ennis Business Forms, Inc...............        1,731
       100     *ESCO Technologies, Inc.................        3,700
       435     *Exult, Inc.............................        1,383
       119     *Fidelity National Information
                 Solutions, Inc........................        2,053
       100     *First Consulting Group, Inc............          576
       400     First Industrial Realty Trust, Inc......       11,200
       100     *Forrester Research, Inc................        1,557
     1,485     Fortune Brands, Inc.....................       69,067
       100     *General Binding Corp...................          848
       175     Gentiva Health Services, Inc............        1,542
       274     *Getty Images, Inc......................        8,371
       527     *GTECH Holdings Corp....................       14,682
     1,775     H & R Block, Inc........................       71,355
       300     *Hall Kinion & Associates, Inc..........        1,677
       268     Harland (John H.) Co....................        5,931
       200     *Heidrick & Struggles International,
                 Inc...................................        2,934
       541     HON Industries, Inc.....................       15,299
     7,843     Honeywell International, Inc............      188,232
        87     *Hotels.Com (Class A)...................        4,753
       200     *infoUSA, Inc...........................          994
       106     *Invision Technologies, Inc.............        2,794
       304     *Itron, Inc.............................        5,828
       808     ITT Industries, Inc.....................       49,038
       300     Kelly Services, Inc (Class A)...........        7,413
       300     *Korn/Ferry International...............        2,244
       350     *Labor Ready, Inc.......................        2,247
       700     Liberty Property Trust..................       22,358
     1,333     Loews Corp..............................       59,265
       700     Manpower, Inc...........................       22,330
       272     Matthews International Corp (Class A)...        6,074
        85     McGrath RentCorp........................        1,975
       100     *Memberworks, Inc.......................        1,798
     1,300     Moody's Corp............................       53,677
       800     *MPS Group, Inc.........................        4,432
       306     *MSC.Software Corp......................        2,362
       300     *Navigant Consulting, Inc...............        1,770
       172     *NCO Group, Inc.........................        2,743
       100     New England Business Services, Inc......        2,440
       181     *Offshore Logistics, Inc................        3,968
       553     Pentair, Inc............................       19,106
       496     Pittston Brink's Group..................        9,166
       100     *Pre-Paid Legal Services, Inc...........        2,620
       100     *ProQuest Co............................        1,960
       276     *R.H. Donnelley Corp....................        8,090
     1,014     R.R. Donnelley & Sons Co................       22,075
       100     *Remedytemp, Inc (Class A)..............        1,400
       200     *Rent-Way, Inc..........................          700
       151     *Right Management Consultants, Inc......        2,007
       107     *RMH Teleservices, Inc..................        1,124
     1,413     *Robert Half International, Inc.........       22,763
       100     Rollins, Inc............................        2,545
       100     *School Specialty, Inc..................        1,998
     3,176     Servicemaster Co........................       35,254
       500     *Spherion Corp..........................        3,350
       800     *SPX Corp...............................       29,960
       235     Standard Register Co....................        4,230
       100     Standex International Corp..............        2,384

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   41

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 OTHER--(CONTINUED)
       100     *Startek, Inc...........................  $     2,760
        68     Strayer Education, Inc..................        3,910
     1,156     Supervalu, Inc..........................       19,086
       200     *Symyx Technologies, Inc................        2,518
     6,393     Sysco Corp..............................      190,447
        64     Talx Corp...............................          827
       100     *Tejon Ranch Co.........................        2,970
       458     Teleflex, Inc...........................       19,644
       300     *TeleTech Holdings, Inc.................        2,178
     1,088     Textron, Inc............................       46,773
       852     *TMP Worldwide, Inc.....................        9,636
       600     *U.S. Industries, Inc...................        1,578
       100     Unifirst Corp...........................        2,020
       279     *United Stationers, Inc.................        8,035
     4,562     United Technologies Corp................      282,570
       853     Viad Corp...............................       19,065
       100     *Wackenhut Corrections Corp.............        1,111
       264     Walter Industries, Inc..................        2,859
                                                         -----------
               TOTAL OTHER                                 1,915,594
                                                         -----------
 PRODUCER DURABLES--5.06%
     3,788     3M Co...................................      467,060
       234     *Active Power, Inc......................          417
        84     *Actuant Corp...........................        3,902
       649     AGCO Corp...............................       14,343
     1,207     *Allied Waste Industries, Inc...........       12,070
       150     American States Water Co................        3,473
       470     American Water Works Co, Inc............       21,376
       300     Ametek, Inc.............................       11,547
       200     Applied Industrial Technologies, Inc....        3,780
       100     *Astec Industries, Inc..................          993
       259     Baldor Electric Co......................        5,115
       200     Briggs & Stratton Corp..................        8,494
       304     *Brooks-PRI Automation, Inc.............        3,484
       100     California Water Service Group..........        2,365
       475     *Capstone Turbine Corp..................          428
       100     *Casella Waste Systems, Inc (Class A)...          889
     3,364     Caterpillar, Inc........................      153,802
       100     CIRCOR International, Inc...............        1,590
       200     *Coinstar, Inc..........................        4,530
       300     *Columbus Mckinnon Corp.................        1,146
       100     *Consolidated Graphics, Inc.............        2,225
       318     Cummins, Inc............................        8,945
       100     *Cuno, Inc..............................        3,312
     1,094     Danaher Corp............................       71,876
     2,266     Deere & Co..............................      103,896
       750     *Dycom Industries, Inc..................        9,938
       745     Eaton Corp..............................       58,192
     4,082     Emerson Electric Co.....................      207,570
       400     Federal Signal Corp.....................        7,768
       100     *Flow International Corp................          255
       500     *Flowserve Corp.........................        7,395
       488     *FMC Technologies, Inc..................        9,976
        64     Franklin Electric Co, Inc...............        3,073
       300     *FuelCell Energy, Inc...................        1,966
       100     *Gardner Denver, Inc....................        2,030
       438     GATX Corp...............................        9,995
    96,421     General Electric Co.....................    2,347,863
       100     *Genlyte Group, Inc.....................        3,116
       100     *Global Power Equipment Group, Inc......          493
       100     Gorman-Rupp Co..........................        2,350
       208     *Graphic Packaging International Corp...        1,173
       368     Harsco Corp.............................       11,736

   SHARES                                                   VALUE
   ------                                                   -----
       171     *Headwaters, Inc........................  $     2,652
       449     Hubbell, Inc (Class B)..................       15,778
       255     IDEX Corp...............................        8,339
     2,213     Illinois Tool Works, Inc................      143,535
       249     *Imagistics International, Inc..........        4,982
       200     *Ionics, Inc............................        4,560
       400     JLG Industries, Inc.....................        3,012
       396     *Joy Global, Inc........................        4,459
        84     *Kadant, Inc............................        1,274
       300     Kaydon Corp.............................        6,363
       286     Kennametal, Inc.........................        9,861
       300     Lafarge North America, Inc..............        9,855
        45     Lawson Products, Inc....................        1,394
       300     Lincoln Electric Holdings, Inc..........        6,945
       100     Lindsay Manufacturing Co................        2,140
       200     *Littelfuse, Inc........................        3,372
       500     Magna Entertainment Corp (Class A)......        3,100
       200     *Magnetek, Inc..........................          888
       200     Manitowoc Co, Inc.......................        5,100
       446     Martin Marietta Materials, Inc..........       13,674
       164     Milacron, Inc...........................          976
       100     Mine Safety Appliances Co...............        3,225
       137     Nacco Industries, Inc (Class A).........        5,996
       300     *National Instruments Corp..............        9,747
       540     *Navistar International Corp............       13,127
     1,000     *Newpark Resources, Inc.................        4,350
       100     NN, Inc.................................          999
       200     Nordson Corp............................        4,966
     1,068     Paccar, Inc.............................       49,267
     1,102     Parker Hannifin Corp....................       50,881
       687     Philadelphia Suburban Corp..............       14,163
       200     *Photon Dynamics, Inc...................        4,560
     2,319     Pitney Bowes, Inc.......................       75,739
       100     *Plug Power, Inc........................          449
       500     *Power-One, Inc.........................        2,835
       200     *Quanta Services, Inc...................          700
       294     *Rayovac Corp...........................        3,919
       200     Regal-Beloit Corp.......................        4,140
     1,439     *Republic Services, Inc.................       30,190
        78     Robbins & Myers, Inc....................        1,435
     1,703     Rockwell Automation, Inc................       35,269
       400     Roper Industries, Inc...................       14,640
       200     Sauer-Danfoss, Inc......................        1,580
        73     *SPS Technologies, Inc..................        1,734
        59     Starrett (L.S.) Co (Class A)............          979
       400     Stewart & Stevenson Services, Inc.......        5,656
        32     *Strattec Security Corp.................        1,534
       139     Tecumseh Products Co (Class A)..........        6,134
       100     Tennant Co..............................        3,260
       458     *Terex Corp.............................        5,102
       875     *Tetra Tech, Inc........................       10,675
        89     *Tetra Technologies, Inc................        1,902
       399     *Thomas & Betts Corp....................        6,743
       600     Timken Co...............................       11,460
       100     Toro Co.................................        6,390
       100     *Trikon Technologies, Inc...............          500
       329     Trinity Industries, Inc.................        6,238
       400     *UNOVA, Inc.............................        2,400
       193     Valhi, Inc..............................        1,602
       100     Valmont Industries, Inc.................        1,940
       800     W.W. Grainger, Inc......................       41,240
       304     Wabtec Corp.............................        4,268
       300     *Waste Connections, Inc.................       11,583

 42  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 PRODUCER DURABLES--(CONTINUED)
     5,554     Waste Management, Inc...................  $   127,298
       100     Watts Industries, Inc (Class A).........        1,574
     6,900     *Xerox Corp.............................       55,545
                                                         -----------
               TOTAL PRODUCER DURABLES                     4,496,140
                                                         -----------
 TECHNOLOGY--14.81%
     3,100     *3Com Corp..............................       14,353
       100     *3D Systems Corp........................          780
       200     *Actel Corp.............................        3,244
       246     *Acterna Corp...........................           39
       595     *Activision, Inc........................        8,681
       400     *Actuate Corp...........................          708
       734     *Acxiom Corp............................       11,289
       900     *Adaptec, Inc...........................        5,085
     8,544     *ADC Telecommunications, Inc............       17,857
       100     *ADE Corp...............................          597
     2,400     Adobe Systems, Inc......................       59,784
       200     *Adtran, Inc............................        6,580
       572     *Advanced Digital Information Corp......        3,838
       218     *Advanced Energy Industries, Inc........        2,773
       759     *Advanced Fibre Communications, Inc.....       12,660
     3,355     *Advanced Micro Devices, Inc............       21,673
       300     *Advent Software, Inc...................        4,089
       950     *Aeroflex, Inc..........................        6,555
       200     *Aether Systems, Inc....................          752
       927     *Affiliated Computer Services, Inc
                 (Class A).............................       48,807
     5,644     *Agere Systems, Inc (Class A)...........        8,127
     9,206     *Agere Systems, Inc (Class B)...........       12,888
       300     *Agile Software Corp....................        2,322
     4,377     *Agilent Technologies, Inc..............       78,611
       600     *Akamai Technologies, Inc...............        1,038
       550     *Alliance Data Systems Corp.............        9,746
       200     *Alliance Semiconductor Corp............          786
       247     *Alloy, Inc.............................        2,705
     3,628     *Altera Corp............................       44,770
       371     *American Management Systems, Inc.......        4,448
     1,500     *American Power Conversion Corp.........       22,725
       200     *American Superconductor Corp...........          602
       805     *Amkor Technology, Inc..................        3,832
       183     *Amphenol Corp (Class A)................        6,954
       650     *Anadigics, Inc.........................        1,677
     3,532     *Analog Devices, Inc....................       84,309
       100     Analogic Corp...........................        5,029
       200     *Anaren Microwave, Inc..................        1,760
     1,200     *Andrew Corp............................       12,336
       200     *Anixter International, Inc.............        4,650
       300     *Answerthink, Inc.......................          750
       107     *Ansys, Inc.............................        2,161
       137     *Anteon International Corp..............        3,288
       200     *APAC Customer Services, Inc............          468
     3,817     *Apple Computer, Inc....................       54,698
    16,193     *Applied Materials, Inc.................      210,995
     3,146     *Applied Micro Circuits Corp............       11,609
       380     *Arbitron, Inc..........................       12,730
     4,227     *Ariba, Inc.............................       10,483
       900     *Arris Group, Inc.......................        3,213
       900     *Arrow Electronics, Inc.................       11,511
       300     *Artesyn Technologies, Inc..............        1,152
       100     *Artisan Components, Inc................        1,543
     2,650     *Ascential Software Corp................        6,360
       157     *Asiainfo Holdings, Inc.................          995
       400     *Aspect Communications Corp.............        1,136
       300     *Aspen Technology, Inc..................          849

   SHARES                                                   VALUE
   ------                                                   -----
       135     *AstroPower, Inc........................  $     1,079
       300     *Asyst Technologies, Inc................        2,205
       192     *At Road, Inc...........................          793
     3,600     *Atmel Corp.............................        8,028
       249     *ATMI, Inc..............................        4,611
       200     *Audiovox Corp (Class A)................        2,068
     1,100     Autodesk, Inc...........................       15,730
     6,021     Automatic Data Processing, Inc..........      236,324
       200     *Avanex Corp............................          210
     3,405     *Avaya, Inc.............................        8,344
       800     *Avenue A, Inc..........................        2,320
       200     *Avid Technology, Inc...................        4,590
     1,039     Avnet, Inc..............................       11,252
       383     *Avocent Corp...........................        8,510
       484     AVX Corp................................        4,743
       899     *Axcelis Technologies, Inc..............        5,048
       200     *AXT, Inc...............................          360
       148     *Barra, Inc.............................        4,489
     3,315     *BEA Systems, Inc.......................       38,023
     2,100     *BearingPoint, Inc......................       14,490
        80     BEI Technologies, Inc...................          895
       100     Bel Fuse, Inc (Class B).................        2,015
       200     Belden, Inc.............................        3,044
       200     *Benchmark Electronics, Inc.............        5,732
     1,000     *Bisys Group, Inc.......................       15,900
       243     Black Box Corp..........................       10,886
     2,654     *BMC Software, Inc......................       45,410
       600     *Borland Software Corp..................        7,380
       112     *Boston Communications Group............        1,424
     1,779     *Broadcom Corp (Class A)................       26,792
     2,295     *Brocade Communications Systems, Inc....        9,501
       200     C&D Technologies, Inc...................        3,534
       400     *Cable Design Technologies Corp.........        2,360
       250     *CACI International, Inc (Class A)......        8,910
     2,566     *Cadence Design Systems, Inc............       30,253
       100     *Caminus Corp...........................          234
       100     *Carreker Corp..........................          453
       300     *C-COR.net Corp.........................          996
       157     *Centillium Communications, Inc.........          355
     1,559     *Ceridian Corp..........................       22,481
       678     *Certegy, Inc...........................       16,645
       573     *Checkfree Corp.........................        9,169
       300     *Checkpoint Systems, Inc................        3,102
       242     *ChipPAC, Inc...........................          859
       200     *Chordiant Software, Inc................          288
       400     *Ciber, Inc.............................        2,060
     4,466     *CIENA Corp.............................       22,955
       600     *Cirrus Logic, Inc......................        1,728
    71,208     *Cisco Systems, Inc.....................      932,825
     1,654     *Citrix Systems, Inc....................       20,377
       965     *CNET Networks, Inc.....................        2,615
       359     *Cognex Corp............................        6,616
        75     *Cognizant Technology Solutions Corp....        5,417
       200     Cohu, Inc...............................        2,940
       400     *CommScope, Inc.........................        3,160
       300     *Compucom Systems, Inc..................        1,683
     4,389     Computer Associates International,
                 Inc...................................       59,252
       288     *Computer Horizons Corp.................          942
       300     *Computer Network Technology Corp.......        2,130
     1,492     *Computer Sciences Corp.................       51,399
     3,000     *Compuware Corp.........................       14,400
     1,718     *Comverse Technology, Inc...............       17,214
       200     *Concord Camera Corp....................        1,086

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   43

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       146     *Concord Communications, Inc............  $     1,313
     4,997     *Concord EFS, Inc.......................       78,653
       500     *Concurrent Computer Corp...............        1,440
     2,200     *Conexant Systems, Inc..................        3,542
     1,645     *Convergys Corp.........................       24,922
       100     *CoorsTek, Inc..........................        2,555
    11,012     *Corning, Inc...........................       36,450
       200     *Covansys Corp..........................          752
       376     *Cray, Inc..............................        2,884
       500     *Credence Systems Corp..................        4,665
       700     *Cree, Inc..............................       11,445
       485     *CSG Systems International, Inc.........        6,620
       300     CTS Corp................................        2,325
       100     Cubic Corp..............................        1,843
       300     *Cymer, Inc.............................        9,675
     1,099     *Cypress Semiconductor Corp.............        6,286
       102     *Daktronics, Inc........................        1,365
       100     *Datastream Systems, Inc................          640
       404     *DDI Corp...............................           89
       300     *dELiA*s Corp (Class A).................          135
    21,862     *Dell Computer Corp.....................      584,590
       600     Deluxe Corp.............................       25,260
       200     *DiamondCluster International, Inc
                 (Class A).............................          628
       700     Diebold, Inc............................       28,854
       100     *Digimarc Corp..........................        1,134
       500     *Digital Insight Corp...................        4,345
       246     *Digital River, Inc.....................        2,940
       100     *Digitas, Inc...........................          346
       400     *Documentum, Inc........................        6,264
     1,000     *DoubleClick, Inc.......................        5,660
        77     *Drexler Technology Corp................          970
       200     *DSP Group, Inc.........................        3,164
     1,182     *DST Systems, Inc.......................       42,020
       100     *Dupont Photomasks, Inc.................        2,325
     1,050     *E.piphany, Inc.........................        4,379
     1,105     *Earthlink, Inc.........................        6,022
       200     *Echelon Corp...........................        2,242
       137     EDO Corp................................        2,847
       375     *eFunds Corp............................        3,416
       300     *Electro Scientific Industries, Inc.....        6,000
       200     *Electroglas, Inc.......................          308
     1,141     *Electronic Arts, Inc...................       56,788
     4,923     Electronic Data Systems Corp............       90,731
       500     *Electronics For Imaging, Inc...........        8,131
       100     *Embarcadero Technologies, Inc..........          597
    21,192     *EMC Corp...............................      130,119
       200     *Emcore Corp............................          438
        96     *EMS Technologies, Inc..................        1,499
       900     *Emulex Corp............................       16,695
       494     *Entegris, Inc..........................        5,088
     1,737     *Enterasys Networks, Inc................        2,710
       400     *Entrust, Inc...........................        1,344
        90     *EPIQ Systems, Inc......................        1,379
     1,500     Equifax, Inc............................       34,710
       200     *eSpeed, Inc (Class A)..................        3,388
       300     *ESS Technology, Inc....................        1,887
       200     *Esterline Technologies Corp............        3,534
       600     *Exar Corp..............................        7,440
        81     *Excel Technology, Inc..................        1,449
       853     *Extreme Networks, Inc..................        2,789
       300     *F5 Networks, Inc.......................        3,222
       655     Fair, Isaac & Co, Inc...................       27,969

   SHARES                                                   VALUE
   ------                                                   -----
     1,611     *Fairchild Semiconductor International,
                 Inc (Class A).........................  $    17,254
       313     *FalconStor Software, Inc...............        1,214
       177     *FEI Co.................................        2,706
       300     *Filenet Corp...........................        3,660
     1,100     *Finisar Corp...........................        1,045
     7,501     First Data Corp.........................      265,610
     1,948     *Fiserv, Inc............................       66,135
       125     *Flir Systems, Inc......................        6,100
       729     *Foundry Networks, Inc..................        5,132
       360     *Freemarkets, Inc.......................        2,318
       200     *FSI International, Inc.................          900
     1,600     *Gateway, Inc...........................        5,024
       300     General Cable Corp......................        1,140
       280     *Genesis Microchip, Inc.................        3,655
        74     *Global Imaging Systems, Inc............        1,360
       360     Global Payments, Inc....................       11,524
       908     *GlobespanVirata, Inc...................        4,004
       500     *GrafTech International Ltd.............        2,980
       220     *Griffon Corp...........................        2,996
       200     *Handspring, Inc........................          190
       508     *Harmonic, Inc..........................        1,168
       564     Harris Corp.............................       14,833
       200     Helix Technology Corp...................        2,240
       600     Henry (Jack) & Associates, Inc..........        7,224
    26,324     Hewlett-Packard Co......................      456,985
       200     *Hutchinson Technology, Inc.............        4,140
       310     *Hypercom Corp..........................        1,156
       300     *Hyperion Solutions Corp................        7,701
     2,523     *i2 Technologies, Inc...................        2,901
       919     *Identix, Inc...........................        4,733
       100     *Ii-Vi, Inc.............................        1,606
     1,300     IKON Office Solutions, Inc..............        9,295
       300     *Imation Corp...........................       10,524
       100     *Inet Technologies, Inc.................          610
       300     *InFocus Corp...........................        1,848
       140     *Infogrames, Inc........................          248
       400     *Infonet Services Corp (Class B)........          792
       527     *Informatica Corp.......................        3,036
       203     *Information Resources, Inc.............          325
       700     *Ingram Micro, Inc (Class A)............        8,645
     1,100     *Inktomi Corp...........................        1,760
       100     *Inrange Technologies Corp (Class B)....          235
       100     *Integral Systems, Inc..................        2,005
       379     *Integrated Circuit Systems, Inc........        6,917
     1,000     *Integrated Device Technology, Inc......        8,370
    64,722     Intel Corp..............................    1,007,722
       200     *Intercept, Inc.........................        3,386
       500     *Interdigital Communications Corp.......        7,280
       460     *Intergraph Corp........................        8,170
     1,121     *Interland, Inc.........................        1,457
       100     *Intermagnetics General Corp............        1,964
    16,601     International Business Machines Corp....    1,286,578
       600     *International Rectifier Corp...........       11,076
       452     *Internet Security Systems, Inc.........        8,285
     1,100     *Intersil Corp (Class A)................       15,334
       200     Inter-Tel, Inc..........................        4,182
       500     *Intertrust Technologies Corp...........        2,115
       805     *Interwoven, Inc........................        2,093
       100     *Intrado, Inc...........................          993
     1,810     *Intuit, Inc............................       84,925
       420     *Iomega Corp............................        3,297
       569     *Iron Mountain, Inc.....................       18,783
       200     *ITXC Corp..............................          464

 44  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       213     *Ixia...................................  $       777
       100     *IXYS Corp..............................          706
       915     *J.D. Edwards & Co......................       10,321
       100     *j2 Global Communications, Inc..........        1,904
     1,812     *Jabil Circuit, Inc.....................       32,471
       245     *JDA Software Group, Inc................        2,367
    11,463     *JDS Uniphase Corp......................       28,314
     3,984     *Juniper Networks, Inc..................       27,091
       500     *Keane, Inc.............................        4,495
       100     Keithley Instruments, Inc...............        1,250
       789     *Kemet Corp.............................        6,896
       200     *Keynote Systems, Inc...................        1,544
       247     *Kforce, Inc............................        1,042
     1,839     *KLA-Tencor Corp........................       65,045
       600     *Kopin Corp.............................        2,352
       350     *Kronos, Inc............................       12,947
       400     *Kulicke & Soffa Industries, Inc........        2,288
     1,200     *Lam Research Corp......................       12,960
       800     *Lattice Semiconductor Corp.............        7,016
       100     *Learning Tree International, Inc.......        1,370
       100     *LeCroy Corp............................        1,110
       868     *Legato Systems, Inc....................        4,366
       300     *Lexar Media, Inc.......................        1,881
     1,282     *Lexmark International, Inc.............       77,561
       882     *Liberate Technologies..................        1,261
       159     *Lightbridge, Inc.......................          978
     3,057     Linear Technology Corp..................       78,626
       628     *Looksmart Ltd..........................        1,557
     3,712     *LSI Logic Corp.........................       21,418
       400     *LTX Corp...............................        2,412
    31,928     *Lucent Technologies, Inc...............       40,229
       520     *Macromedia, Inc........................        5,538
       400     *Macrovision Corp.......................        6,416
       170     *Magma Design Automation, Inc...........        1,629
       300     *Mail-Well, Inc.........................          750
       311     *Manhattan Associates, Inc..............        7,358
        66     *Mantech International Corp (Class A)...        1,259
       100     *Manufacturers Services Ltd.............          554
       500     *Manugistics Group, Inc.................        1,200
       140     *Mapinfo Corp...........................          777
       173     *Mastec, Inc............................          510
       680     *Matrixone, Inc.........................        2,924
     3,270     Maxim Integrated Products, Inc..........      108,041
     2,460     *Maxtor Corp............................       12,448
       580     *McData Corp (Class A)..................        4,125
       400     *MCSi, Inc..............................        1,900
       803     *MEMC Electronic Materials, Inc.........        6,079
       600     *Mentor Graphics Corp...................        4,716
       173     *Mercury Computer Systems, Inc..........        5,280
       709     *Mercury Interactive Corp...............       21,022
        96     *Merix Corp.............................          806
       200     *MetaSolv, Inc..........................          274
       300     Methode Electronics, Inc (Class A)......        3,291
       333     *Mettler-Toledo International, Inc......       10,676
       560     *Micrel, Inc............................        5,029
     1,942     Microchip Technology, Inc...............       47,482
       700     *Micromuse, Inc.........................        2,674
     5,638     *Micron Technology, Inc.................       54,914
       300     *Microsemi Corp.........................        1,827
    43,485     *Microsoft Corp.........................    2,248,175
       270     *Microtune, Inc.........................          845
       200     *MIPS Technologies, Inc (Class A).......          606

   SHARES                                                   VALUE
   ------                                                   -----
       137     *MIPS Technologies, Inc (Class B).......  $       397
       229     *MKS Instruments, Inc...................        3,762
     1,211     Molex, Inc..............................       27,901
       164     *Monolithic System Technology, Inc......        1,981
    21,989     Motorola, Inc...........................      190,205
       300     *MRO Software, Inc......................        3,644
       643     *MRV Communications, Inc................          688
       154     MTS Systems Corp........................        1,543
       100     *Nanometrics, Inc.......................          419
       200     *National Processing, Inc...............        3,210
     1,648     *National Semiconductor Corp............       24,736
       100     *Navigant International, Inc............        1,233
       797     *NCR Corp...............................       18,921
       300     NDCHealth Corp..........................        5,970
       200     *Net2Phone, Inc.........................          810
       247     *Netegrity, Inc.........................          803
       398     *NETIQ Corp.............................        4,915
        78     *Netro Corp.............................          213
       100     *Netscout Systems, Inc..................          435
       100     *NetScreen Technologies, Inc............        1,684
     2,760     *Network Appliance, Inc.................       27,600
     1,486     *Network Associates, Inc................       23,910
       492     *New Focus, Inc.........................        1,889
       300     *Newport Corp...........................        3,768
       200     *Next Level Communications, Inc.........          162
       100     *Novadigm, Inc..........................          233
     3,967     *Novell, Inc............................       13,250
     1,371     *Novellus Systems, Inc..................       38,498
       100     *Nu Horizons Electronics Corp...........          578
       158     *Nuance Communications, Inc.............          392
       191     *Numerical Technologies, Inc............          661
     1,166     *Nvidia Corp............................       13,421
       200     *NYFIX, Inc.............................          900
       400     *Oak Technology, Inc....................        1,060
       182     *Omnivision Technologies, Inc...........        2,470
       300     *ON Semiconductor Corp..................          411
       200     *Onyx Software Corp.....................          310
     1,540     *Openwave Systems, Inc..................        3,080
       865     *Oplink Communications, Inc.............          683
       100     *Opnet Technologies, Inc................          808
    39,657     *Oracle Corp............................      428,296
        61     *OSI Systems, Inc.......................        1,036
        69     *Overland Storage, Inc..................        1,006
       621     *Overture Services, Inc.................       16,960
       200     *Packeteer, Inc.........................        1,372
       250     *Palm, Inc..............................        3,940
     2,279     *Parametric Technology Corp.............        5,743
       157     Park Electrochemical Corp...............        3,014
         1     *Parthusceva, Inc.......................            6
       300     *Paxar Corp.............................        4,425
       300     *Paxson Communications Corp.............          618
     3,113     Paychex, Inc............................       86,853
       100     *PC-Tel, Inc............................          678
       300     *PDF Solutions, Inc.....................        2,079
        62     *PEC Solutions, Inc.....................        1,854
       200     *Pegasus Solutions, Inc.................        2,006
     2,975     *Peoplesoft, Inc........................       54,443
       200     *Pericom Semiconductor Corp.............        1,662
       600     *Perot Systems Corp (Class A)...........        6,432
       200     *Phoenix Technologies Ltd...............        1,154
       200     *Photronics, Inc........................        2,740
       200     Pioneer-Standard Electronics, Inc.......        1,836
       212     *Pixelworks, Inc........................        1,230

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   45

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
        77     *Planar Systems, Inc....................  $     1,589
       288     *Plantronics, Inc.......................        4,357
       400     *Plexus Corp............................        3,512
       100     *PLX Technology, Inc....................          391
     1,500     *PMC-Sierra, Inc........................        8,340
       920     *Polycom, Inc...........................        8,758
       100     *Pomeroy Computer Resources, Inc........        1,170
       700     *Portal Software, Inc...................          566
        61     *Powell Industries, Inc.................        1,042
       200     *Power Integrations, Inc................        3,400
       500     *Powerwave Technologies, Inc............        2,700
       300     *PRG-Schultz International, Inc.........        2,670
       200     *Probusiness Services, Inc..............        2,000
       300     *Progress Software Corp.................        3,885
       248     *Proton Energy Systems..................          744
     1,877     *Proxim Corp (Class A)..................        1,633
       434     *PTEK Holdings, Inc.....................        1,910
       848     *QLogic Corp............................       29,264
       101     *QRS Corp...............................          667
     7,591     *Qualcomm, Inc..........................      276,236
     1,410     *Quantum Corp...........................        3,765
       295     *Quest Software, Inc....................        3,041
        61     Quixote Corp............................        1,102
       300     *Radiant Systems, Inc...................        2,889
       100     *Radisys Corp...........................          798
       200     *Rainbow Technologies, Inc..............        1,434
       397     *Raindance Communications, Inc..........        1,282
       700     *Rambus, Inc............................        4,697
     1,606     *Rational Software Corp.................       16,686
       991     *Read-Rite Corp.........................          347
       732     *RealNetworks, Inc......................        2,789
     1,031     *Red Hat, Inc...........................        6,093
     1,134     *Redback Networks, Inc..................          953
       200     *Register.com, Inc......................          900
       100     *Renaissance Learning, Inc..............        1,890
       100     *Research Frontiers, Inc................          834
       416     *Retek, Inc.............................        1,134
       633     Reynolds & Reynolds Co (Class A)........       16,123
     1,775     *RF Micro Devices, Inc..................       13,011
       985     *Riverstone Networks, Inc...............        2,090
       100     *Rogers Corp............................        2,225
       200     *Roxio, Inc.............................          954
       850     *RSA Security, Inc......................        5,092
       100     *Rudolph Technologies, Inc..............        1,916
       900     *S1 Corp................................        4,014
       900     *Safeguard Scientifics, Inc.............        1,224
       100     *Sanchez Computer Associates, Inc.......          288
       557     *Sandisk Corp...........................       11,307
     5,316     *Sanmina-SCI Corp.......................       23,869
       700     *Sapient Corp...........................        1,435
       100     *SBS Technologies, Inc..................          916
       478     *Scansoft, Inc..........................        2,486
        42     *Scansource, Inc........................        2,071
     2,000     Scientific-Atlanta, Inc.................       23,720
       100     *SCM Microsystems, Inc..................          425
       200     *Seachange International, Inc...........        1,230
       200     *Secure Computing Corp..................        1,282
       175     *Seebeyond Technology Corp..............          425
       100     *Semitool, Inc..........................          621
       562     *Semtech Corp...........................        6,137
       500     *Serena Software, Inc...................        7,895
     4,575     *Siebel Systems, Inc....................       34,221

   SHARES                                                   VALUE
   ------                                                   -----
     1,700     *Silicon Graphics, Inc..................  $     1,921
       500     *Silicon Image, Inc.....................        3,000
       241     *Silicon Laboratories, Inc..............        4,598
       700     *Silicon Storage Technology, Inc........        2,828
        53     *Siliconix, Inc.........................        1,240
       200     *Sipex Corp.............................          740
       300     *Sitel Corp.............................          360
     9,670     *Solectron Corp.........................       34,329
       200     *Somera Communications, Inc.............          540
       700     *SONICblue, Inc.........................          315
       280     *SonicWALL, Inc.........................        1,016
     1,316     *Sonus Networks, Inc....................        1,316
       100     *Sourcecorp.............................        1,859
       100     *Spectralink Corp.......................          718
       180     *SpeechWorks International, Inc.........          500
       100     *SPSS, Inc..............................        1,399
        46     *SRA International, Inc (Class A).......        1,246
        72     *SS&C Technologies, Inc.................          767
       100     *Standard Microsystems Corp.............        1,947
       974     *Storage Technology Corp................       20,863
       437     *StorageNetworks, Inc...................          507
       700     *Stratex Networks, Inc..................        1,547
        45     *Stratos Lightwave, Inc.................          202
    30,850     *Sun Microsystems, Inc..................       95,944
     2,600     *Sungard Data Systems, Inc..............       61,256
       100     *Supertex, Inc..........................        1,489
       519     *Surebeam Corp (Class A)................        2,097
       854     *Sybase, Inc............................       11,444
     1,936     *Sycamore Networks, Inc.................        5,595
       200     *Sykes Enterprises, Inc.................          656
     1,400     *Symantec Corp..........................       56,630
     2,350     Symbol Technologies, Inc................       19,317
       751     *Synopsys, Inc..........................       34,659
       100     *Synplicity, Inc........................          378
       300     *Systems & Computer Technology Corp.....        2,580
       300     *Take-Two Interactive Software, Inc.....        7,047
       578     *Tech Data Corp.........................       15,583
       500     Technitrol, Inc.........................        8,070
       400     *Tekelec................................        4,180
       774     *Tektronix, Inc.........................       14,079
     4,049     *Tellabs, Inc...........................       29,436
       100     *Tellium, Inc...........................           64
     1,714     *Teradyne, Inc..........................       22,299
       500     *Terayon Communication Systems, Inc.....        1,025
    17,053     Texas Instruments, Inc..................      255,966
       100     *Therma-Wave, Inc.......................          105
     1,597     *Thermo Electron Corp...................       32,132
       200     *Three-Five Systems, Inc................        1,290
     1,067     *TIBCO Software, Inc....................        6,594
       132     *Tier Technologies, Inc (Class B).......        2,112
       200     *Tivo, Inc..............................        1,046
       100     *Tollgrade Communications, Inc..........        1,173
       300     Total System Services, Inc..............        4,050
       900     *Touch America Holdings, Inc............          351
       300     *Transaction Systems Architects, Inc
                 (Class A).............................        1,950
       691     *Transmeta Corp.........................          808
       200     *Trimble Navigation Ltd.................        2,498
        67     *Tripos, Inc............................          491
     1,135     *Triquint Semiconductor, Inc............        4,812
       200     *Trizetto Group, Inc....................        1,228
       100     *TTM Technologies, Inc..................          331
       200     *Turnstone Systems, Inc.................          540
       296     *Tyler Technologies, Inc................        1,234

 46  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       100     *Ulticom, Inc...........................  $       749
       101     *Ultimate Electronics, Inc..............        1,025
       200     *Ultratech Stepper, Inc.................        1,968
     3,057     *Unisys Corp............................       30,264
       100     United Industrial Corp..................        1,600
       191     *United Online, Inc.....................        3,045
       100     *Universal Display Corp.................          789
       566     *Utstarcom, Inc.........................       11,224
       631     *Valueclick, Inc........................        1,760
       318     *Varian Semiconductor Equipment
                 Associates, Inc.......................        7,556
       262     *Veeco Instruments, Inc.................        3,029
     2,038     *VeriSign, Inc..........................       16,345
     4,265     *Veritas Software Corp..................       66,619
       236     *Verity, Inc............................        3,160
       200     *Vicor Corp.............................        1,650
       300     *Viewpoint Corp.........................          561
     2,103     *Vignette Corp..........................        2,580
       100     *Virage Logic Corp......................        1,003
     1,466     *Vishay Intertechnology, Inc............       16,390
     1,800     *Vitesse Semiconductor Corp.............        3,933
       600     *Vitria Technology, Inc.................          450
       100     *Volt Information Sciences, Inc.........        1,710
       400     Wallace Computer Services, Inc..........        8,604
       200     *WatchGuard Technologies, Inc...........        1,276
       227     *WebEx Communications, Inc..............        3,405
       341     *webMethods, Inc........................        2,803
       390     *Websense, Inc..........................        8,331
       200     *WESCO International, Inc...............        1,098
     1,700     *Western Digital Corp...................       10,863
       161     *White Electronic Designs Corp..........        1,232
       169     *Wilson Greatbatch Technologies, Inc....        4,935
       592     *Wind River Systems, Inc................        2,427
       200     *Wireless Facilities, Inc...............        1,202
       100     *Witness Systems, Inc...................          344
       100     Woodhead Industries, Inc................        1,130
       200     *Xicor, Inc.............................          746
     3,187     *Xilinx, Inc............................       65,652
       200     *Zebra Technologies Corp (Class A)......       11,460
       300     *Zoran Corp.............................        4,221
       100     *Zygo Corp..............................          699
                                                         -----------
               TOTAL TECHNOLOGY                           13,144,799
                                                         -----------
 TRANSPORTATION--1.32%
       400     Airborne, Inc...........................        5,932
       500     *Airtran Holdings, Inc..................        1,950
       200     *Alaska Air Group, Inc..................        4,330
     1,400     *AMR Corp...............................        9,240
       200     *Arkansas Best Corp.....................        5,196
       374     *Atlantic Coast Airlines Holdings,
                 Inc...................................        4,499
       100     *Atlas Air Worldwide Holdings, Inc......          151
       299     *BE Aerospace, Inc......................        1,088
     3,624     Burlington Northern Santa Fe Corp.......       94,260
       691     C.H. Robinson Worldwide, Inc............       21,559
       412     CNF, Inc................................       13,695
       620     *Continental Airlines, Inc (Class B)....        4,495
       100     *Covenant Transport, Inc (Class A)......        1,896
     2,053     CSX Corp................................       58,120
     1,100     Delta Air Lines, Inc....................       13,310
       300     *EGL, Inc...............................        4,275
     1,032     Expeditors International Of Washington,
                 Inc...................................       33,695
       276     *ExpressJet Holdings, Inc...............        2,829
     2,892     FedEx Corp..............................      156,858
       133     Florida East Coast Industries, Inc
                 (Class A).............................        3,086

   SHARES                                                   VALUE
   ------                                                   -----
       100     *Forward Air Corp.......................  $     1,941
       550     *Frontier Airlines, Inc.................        3,718
       106     *Genesee & Wyoming, Inc (Class A).......        2,157
       252     *Heartland Express, Inc.................        5,774
       147     *Hunt (J.B.) Transport Services, Inc....        4,307
       150     *JetBlue Airways Corp...................        4,050
       850     *Kansas City Southern Industries, Inc...       10,200
       180     *Knight Transportation, Inc.............        3,791
       190     *Landstar System, Inc...................       11,088
       200     *Mesa Air Group, Inc....................          814
       100     *Mesaba Holdings, Inc...................          612
       100     *Midwest Express Holdings, Inc..........          535
     3,664     Norfolk Southern Corp...................       73,243
       400     *Northwest Airlines Corp................        2,936
       300     Overseas Shipholding Group, Inc.........        5,370
       262     *RailAmerica, Inc.......................        1,879
       100     Roadway Corp............................        3,681
       634     Ryder System, Inc.......................       14,227
     1,704     *Sabre Holdings Corp....................       30,877
       134     *SCS Transportation, Inc................        1,328
       287     Shurgard Storage Centers, Inc (Class
                 A)....................................        8,995
       700     Skywest, Inc............................        9,149
     7,499     Southwest Airlines Co...................      104,236
       770     *Swift Transportation Co, Inc...........       15,414
       200     *U.S. Xpress Enterprises, Inc (Class
                 A)....................................        1,752
       500     b*UAL Corp..............................          715
     2,435     Union Pacific Corp......................      145,783
     3,786     United Parcel Service, Inc (Class B)....      238,821
       247     USFreightways Corp......................        7,101
       466     Werner Enterprises, Inc.................       10,047
       267     *Yellow Corp............................        6,726
                                                         -----------
               TOTAL TRANSPORTATION                        1,171,731
                                                         -----------
 UTILITIES--6.88%
     3,801     *AES Corp...............................       11,479
       500     AGL Resources, Inc......................       12,150
       200     *AirGate PCS, Inc.......................          124
       598     *Alamosa Holdings, Inc..................          311
       100     *Alaska Communications Systems Group,
                 Inc...................................          184
     1,221     Allegheny Energy, Inc...................        9,231
       798     *Allegiance Telecom, Inc................          535
       200     *Allen Telecom, Inc.....................        1,894
       716     Allete, Inc.............................       16,239
       800     Alliant Energy Corp.....................       13,240
     2,961     Alltel Corp.............................      151,011
     1,427     Ameren Corp.............................       59,320
     3,094     American Electric Power Co, Inc.........       84,559
     1,513     *American Tower Corp (Class A)..........        5,341
     1,799     Aquila, Inc.............................        3,185
     7,502     AT&T Corp...............................      195,903
    22,146     *AT&T Wireless Services, Inc............      125,127
       400     Atmos Energy Corp.......................        9,328
       400     Avista Corp.............................        4,624
    18,144     BellSouth Corp..........................      469,385
       246     Black Hills Corp........................        6,524
     1,762     *Broadwing, Inc.........................        6,202
     3,312     *Calpine Corp...........................       10,797
       100     Cascade Natural Gas Corp................        2,000
       100     *Centennial Communications Corp.........          261
     2,472     Centerpoint Energy, Inc.................       21,012
        86     Central Vermont Public Service Corp.....        1,572
     1,500     CenturyTel, Inc.........................       44,070
       250     CH Energy Group, Inc....................       11,658
     1,636     Cinergy Corp............................       55,166

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   47

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 UTILITIES--(CONTINUED)
     2,500     *Citizens Communications Co.............  $    26,375
       400     Cleco Corp..............................        5,600
     1,155     CMS Energy Corp.........................       10,903
       100     *Commonwealth Telephone Enterprises,
                 Inc...................................        3,584
       100     Connecticut Water Service, Inc..........        2,523
     2,074     Consolidated Edison, Inc................       88,809
     1,500     Constellation Energy Group, Inc.........       41,730
     1,707     *Crown Castle International Corp........        6,401
       100     CT Communications, Inc..................        1,130
     2,932     Dominion Resources, Inc.................      160,967
     1,183     DPL, Inc................................       18,147
       700     DQE, Inc................................       10,668
     1,585     DTE Energy Co...........................       73,544
     8,788     Duke Energy Corp........................      171,718
     2,400     Dynegy, Inc (Class A)...................        2,832
     3,000     *Edison International...................       35,550
     5,651     El Paso Corp............................       39,331
       400     *El Paso Electric Co....................        4,400
       200     Empire District Electric Co.............        3,640
       300     Energen Corp............................        8,730
     1,555     Energy East Corp........................       34,350
        38     EnergySouth, Inc........................        1,072
     2,150     Entergy Corp............................       98,019
       600     Equitable Resources, Inc................       21,024
     3,176     Exelon Corp.............................      167,598
     2,637     FirstEnergy Corp........................       86,942
         2     b*Focal Communications Corp.............            0
     1,718     FPL Group, Inc..........................      103,303
       300     *General Communication, Inc (Class A)...        2,013
       100     *Golden Telecom, Inc....................        1,265
       600     Great Plains Energy, Inc................       13,728
       332     Hawaiian Electric Industries, Inc.......       14,601
       100     Hickory Tech Corp.......................          953
       345     Idacorp, Inc............................        8,566
       200     *IDT Corp...............................        3,458
       200     *IDT Corp (Class B).....................        3,102
     1,500     KeySpan Corp............................       52,860
       844     Kinder Morgan, Inc......................       35,676
       200     Laclede Group, Inc......................        4,840
     2,958     *Level 3 Communications, Inc............       14,494
       245     *McLeodUSA, Inc (Class A)...............          206
       651     MDU Resources Group, Inc................       16,802
       149     MGE Energy, Inc.........................        3,989
        70     Middlesex Water Co......................        1,468
     3,616     *Mirant Corp............................        6,836
       660     National Fuel Gas Co....................       13,682
       300     New Jersey Resources Corp...............        9,477
     6,504     *Nextel Communications, Inc (Class A)...       75,121
       700     *Nextel Partners, Inc (Class A).........        4,249
       440     Nicor, Inc..............................       14,973
     2,477     NiSource, Inc...........................       49,560
       305     *NiSource, Inc (Sails)..................          677
       100     North Pittsburgh Systems, Inc...........        1,363
     1,192     Northeast Utilities.....................       18,083
       233     Northwest Natural Gas Co................        6,305
       200     Northwestern Corp.......................        1,016
       500     NSTAR...................................       22,195
       100     NUI Corp................................        1,726

   SHARES                                                   VALUE
   ------                                                   -----
       700     OGE Energy Corp.........................  $    12,320
       100     *Oil States International, Inc..........        1,290
       500     Oneok, Inc..............................        9,600
       200     Otter Tail Corp.........................        5,380
     3,600     *PG&E Corp..............................       50,040
       326     Peoples Energy Corp.....................       12,600
     1,600     Pepco Holdings, Inc.....................       31,024
       200     *Petroquest Energy, Inc.................          830
       300     Piedmont Natural Gas Co, Inc............       10,605
       759     Pinnacle West Capital Corp..............       25,874
       369     PNM Resources, Inc......................        8,790
     1,484     PPL Corp................................       51,465
       400     *Price Communications Corp..............        5,532
     2,208     Progress Energy, Inc....................       95,717
       600     *Progress Energy, Inc (Cvo).............          270
     2,245     Public Service Enterprise Group, Inc....       72,065
       800     Puget Energy, Inc.......................       17,640
       700     Questar Corp............................       19,474
       100     *Quicksilver Resources, Inc.............        2,243
    13,273     Qwest Communications International,
                 Inc...................................       66,370
       400     *RCN Corp...............................          212
     2,441     *Reliant Resources, Inc.................        7,811
    32,399     SBC Communications, Inc.................      878,337
     1,038     SCANA Corp..............................       32,136
       200     SEMCO Energy, Inc.......................        1,220
     1,700     Sempra Energy...........................       40,205
        29     Shenandoah Telecom Co...................        1,419
       900     Sierra Pacific Resources................        5,850
     1,172     *Skyworks Solutions, Inc................       10,104
       100     South Jersey Industries, Inc............        3,302
     6,905     Southern Co.............................      196,033
       336     *Southern Union Co......................        5,544
       300     Southwest Gas Corp......................        7,035
        89     Southwest Water Co......................        1,179
       200     *Southwestern Energy Co.................        2,290
     8,697     Sprint Corp (FON Group).................      125,933
     7,143     *Sprint Corp (PCS Group)................       31,286
       122     SureWest Communications.................        4,538
       211     *Talk America Holdings, Inc.............        1,182
     1,400     TECO Energy, Inc........................       21,658
       481     Telephone & Data Systems, Inc...........       22,617
       500     *Time Warner Telecom, Inc (Class A).....        1,055
       179     *Triton PCS Holdings, Inc (Class A).....          703
     3,035     TXU Corp................................       56,694
       100     *U.S. Cellular Corp.....................        2,502
       711     *U.S. Unwired, Inc (Class A)............          348
       524     *Ubiquitel, Inc.........................          210
       253     UGI Corp................................        9,460
       100     UIL Holdings Corp.......................        3,487
       270     Unisource Energy Corp...................        4,668
        43     Unitil Corp.............................        1,066
       633     Vectren Corp............................       14,559
    26,450     Verizon Communications, Inc.............    1,024,938
       174     *West Corp..............................        2,888
       515     Westar Energy, Inc......................        5,099
       335     Western Gas Resources, Inc..............       12,345
       500     *Western Wireless Corp (Class A)........        2,650
       446     WGL Holdings, Inc.......................       10,668

 48  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

  SHARES/
 PRINCIPAL                                                  VALUE
 ---------                                                  -----
     4,448     Williams Cos, Inc.......................  $    12,012
       980     Wisconsin Energy Corp...................       24,696
       300     WPS Resources Corp......................       11,646
     3,763     b Xcel Energy, Inc......................       41,386
                                                         -----------
               TOTAL UTILITIES                             6,106,706
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $120,916,543)                      87,297,035
                                                         -----------
TIAA-CREF MUTUAL FUND--1.15%
   148,291     TIAA-CREF Institutional Equity Index
                 Fund..................................    1,027,662
                                                         -----------
               TOTAL TIAA-CREF MUTUAL FUND
                 (Cost $1,060,148)                         1,027,662
                                                         -----------
SHORT TERM INVESTMENT--0.68%
 U.S. GOVERNMENT AND AGENCY--0.68%
               Federal Home Loan Bank (FHLB)
  $600,000       1.180%, 01/02/03......................      599,961
                                                         -----------
               TOTAL SHORT TERM INVESTMENT
                 (Cost $599,975)                             599,961
                                                         -----------
               TOTAL PORTFOLIO--100.16%
                 (Cost $122,576,666)                      88,924,658
               OTHER ASSETS & LIABILITIES, NET--(0.16%)     (145,185)
                                                         -----------
               NET ASSETS--100.00%                       $88,779,473
                                                         ===========

------------
*  Non-income producing
b  In bankruptcy

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $124,777,218. Net unrealized depreciation of portfolio investments aggregated $35,852,560 of which $4,542,689 related to appreciated portfolio investments and $40,395,249 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       See Notes To Financial Statements

                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   49

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
  COMMON STOCK--99.19%
 AEROSPACE AND DEFENSE--0.09%
     1,600     Heico Corp..............................  $    16,976
       400     PerkinElmer, Inc........................        3,300
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE.............       20,276
                                                         -----------
 BASIC INDUSTRIES--4.06%
     1,800     Air Products & Chemicals, Inc...........       76,950
     1,000     Amcol International Corp................        5,800
       200     *American Standard Cos, Inc.............       14,228
     1,300     Avery Dennison Corp.....................       79,404
       200     Black & Decker Corp.....................        8,578
       100     Butler Manufacturing Co.................        1,935
       100     *BWAY Corp..............................        1,978
       425     Cabot Corp..............................       11,280
       200     *Cabot Microelectronics Corp............        9,440
       300     *Castle (A.M.) & Co.....................        1,365
       100     Centex Corp.............................        5,020
       300     Century Aluminum Co.....................        2,223
       400     *Champion Enterprises, Inc..............        1,140
       200     Clayton Homes, Inc......................        2,436
       100     Cleveland-Cliffs, Inc...................        1,985
       300     *Collins & Aikman Corp..................        1,335
       600     *Comfort Systems U.S.A., Inc............        2,010
     1,600     *Crown Cork & Seal Co, Inc..............       12,720
       200     D.R. Horton, Inc........................        3,470
     1,100     Ecolab, Inc.............................       54,450
     1,300     Engelhard Corp..........................       29,055
     1,305     *Fleetwood Enterprises, Inc.............       10,244
       100     Gibraltar Steel Corp....................        1,904
       268     H.B. Fuller Co..........................        6,936
       200     *Imco Recycling, Inc....................        1,626
       500     *Integrated Electrical Services, Inc....        1,925
     2,400     Kimberly-Clark Corp.....................      113,928
       100     Lennar Corp.............................        5,160
       800     *Liquidmetal Technologies...............        8,224
       100     *Lone Star Technologies, Inc............        1,489
     2,528     Masco Corp..............................       53,214
       200     *Material Sciences Corp.................        2,588
       600     MeadWestvaco Corp.......................       14,826
       100     *Mueller Industries, Inc................        2,725
       500     *NS Group, Inc..........................        3,260
       400     Nucor Corp..............................       16,520
     1,100     OM Group, Inc...........................        7,568
       400     *Penwest Pharmaceuticals Co.............        4,240
     1,500     Plum Creek Timber Co, Inc...............       35,400
       600     Praxair, Inc............................       34,662
       400     Pulte Homes, Inc........................       19,148
       200     Reliance Steel & Aluminum Co............        4,168
       700     Roanoke Electric Steel Corp.............        6,650
       700     Rohm & Haas Co..........................       22,736
       700     Royal Gold, Inc.........................       17,445
     1,100     Ryerson Tull, Inc.......................        6,710
       700     Schnitzer Steel Industries, Inc (Class
                 A)....................................       14,630
       700     Sigma-Aldrich Corp......................       34,090
     1,400     Sonoco Products Co......................       32,102
       500     Stanley Works...........................       17,290
       100     *Steel Dynamics, Inc....................        1,203
       100     *Stillwater Mining Co...................          535
       100     Temple-Inland, Inc......................        4,481
       200     *U.S. Concrete, Inc.....................        1,094

   SHARES                                                   VALUE
   ------                                                   -----
       800     Vulcan Materials Co.....................  $    30,000
     3,700     Worthington Industries, Inc.............       56,388
                                                         -----------
               TOTAL BASIC INDUSTRIES                        921,911
                                                         -----------
 CONSUMER CYCLICAL--9.00%
       500     *Acacia Research - Acacia
                 Technologies..........................        1,205
    13,600     *AOL Time Warner, Inc...................      178,160
       100     Apogee Enterprises, Inc.................          895
       100     ArvinMeritor, Inc.......................        1,667
       100     *Ascent Media Group, Inc................          112
     1,100     Autoliv, Inc............................       23,023
        67     Bandag, Inc.............................        2,592
       500     Barnes Group, Inc.......................       10,175
       900     *Bed Bath & Beyond, Inc.................       31,077
       100     *Big Lots, Inc..........................        1,323
       500     *Boca Resorts, Inc (Class A)............        5,350
       300     Brunswick Corp..........................        5,958
       100     Bush Industries, Inc (Class A)..........          484
       200     *Cablevision Systems Corp (Class A).....        3,348
       200     Callaway Golf Co........................        2,650
       100     *Charming Shoppes, Inc..................          418
     1,000     *Charter Communications, Inc (Class
                 A)....................................        1,180
       100     *Coach, Inc.............................        3,292
     3,629     *Comcast Corp...........................       85,536
     3,200     *Comcast Corp Special...................       72,288
       200     Cooper Tire & Rubber Co.................        3,068
       100     CPI Corp................................        1,449
       900     Dana Corp...............................       10,584
       693     Darden Restaurants, Inc.................       14,172
     4,600     Delphi Corp.............................       37,030
       900     Dollar General Corp.....................       10,755
       200     *Dollar Tree Stores, Inc................        4,914
       400     Dow Jones & Co, Inc.....................       17,292
       500     *Extended Stay America, Inc.............        7,375
       500     Family Dollar Stores, Inc...............       15,605
       400     Foot Locker, Inc........................        4,200
       500     *Footstar, Inc..........................        3,480
     2,991     Gap, Inc................................       46,420
       200     *Gaylord Entertainment Co...............        4,120
       200     *Gentex Corp............................        6,328
     1,800     Genuine Parts Co........................       55,440
       589     Graco, Inc..............................       16,875
       100     *GSI Commerce, Inc......................          365
     1,500     Harley-Davidson, Inc....................       69,300
       200     *IMPCO Technologies, Inc................          938
       100     Intermet Corp...........................          420
     1,800     Interpublic Group Of Cos, Inc...........       25,344
     1,100     J.C. Penney Co, Inc.....................       25,311
       700     Johnson Controls, Inc...................       56,119
       400     *K2, Inc................................        3,760
     1,200     *Kohl's Corp............................       67,140
       300     *Lamar Advertising Co...................       10,095
       200     *Lear Corp..............................        6,656
       500     Leggett & Platt, Inc....................       11,220
     9,464     *Liberty Media Corp (Class A)...........       84,608
       400     Liz Claiborne, Inc......................       11,860
       300     *Luby's, Inc............................          873
       200     Marcus Corp.............................        2,840
     2,300     May Department Stores Co................       52,854
     8,251     McDonald's Corp.........................      132,676
     1,099     McGraw-Hill Cos, Inc....................       66,424
     1,400     *Metro-Goldwyn-Mayer, Inc...............       18,200
       100     *Michaels Stores, Inc...................        3,130
       292     Modine Manufacturing Co.................        5,163

 50  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
       100     *Neiman Marcus Group, Inc (Class A).....  $     3,039
       600     New York Times Co (Class A).............       27,438
       500     Nordstrom, Inc..........................        9,485
       100     *Oakley, Inc............................        1,027
     1,100     Omnicom Group, Inc......................       71,060
       100     Oxford Industries, Inc..................        2,565
       900     *Penton Media, Inc......................          612
       200     Phillips-Van Heusen Corp................        2,312
       100     *Pixar, Inc.............................        5,299
       300     *Prime Hospitality Corp.................        2,445
       100     *Reebok International Ltd...............        2,940
       200     Regal Entertainment Group (Class A).....        4,284
       200     Ross Stores, Inc........................        8,478
       100     Russell Corp............................        1,674
       500     *Saks, Inc..............................        5,870
       100     Scripps (E.W.) Co (Class A).............        7,695
     1,800     Sears Roebuck & Co......................       43,110
       300     *Sports Resorts International, Inc......        1,761
     1,300     *Starbucks Corp.........................       26,494
       200     Stride Rite Corp........................        1,434
     3,600     Target Corp.............................      108,000
       300     Tiffany & Co............................        7,173
     2,100     TJX Cos, Inc............................       40,992
       200     *Tower Automotive, Inc..................          900
     1,100     Tribune Co..............................       50,006
       800     *U.S.A. Interactive, Inc................       18,288
       200     *Unifi, Inc.............................        1,050
       400     *Univision Communications, Inc (Class
                 A)....................................        9,800
       100     *Vail Resorts, Inc......................        1,517
       900     VF Corp.................................       32,445
     1,700     Visteon Corp............................       11,832
       500     *Wabash National Corp...................        4,190
     8,700     Walt Disney Co..........................      141,897
       400     Wendy's International, Inc..............       10,828
       100     *Williams-Sonoma, Inc...................        2,715
     1,600     *Yahoo!, Inc............................       26,160
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     2,041,951
                                                         -----------
 CONSUMER NON-CYCLICAL--11.54%
     2,194     Albertson's, Inc........................       48,838
       500     *Amazon.Com, Inc........................        9,445
       200     *Autozone, Inc..........................       14,130
       700     Avon Products, Inc......................       37,709
       800     *Best Buy Co, Inc.......................       19,320
     1,703     Campbell Soup Co........................       39,969
       157     *Carmax, Inc............................        2,807
       100     *CDW Computer Centers, Inc..............        4,385
       500     Circuit City Stores, Inc (Circuit City
                 Group)................................        3,710
       923     Clorox Co...............................       38,074
     8,300     Coca-Cola Co............................      363,706
       762     Coca-Cola Enterprises, Inc..............       16,551
     2,103     Colgate-Palmolive Co....................      110,260
     1,900     *Costco Wholesale Corp..................       53,314
     1,600     CVS Corp................................       39,952
       762     *Del Monte Foods Co.....................        5,867
       500     *eBay, Inc..............................       33,910
       100     *Factory 2-U Stores, Inc................          341
     1,300     General Mills, Inc......................       61,035
     4,514     Gillette Co.............................      137,045
     1,708     H.J. Heinz Co...........................       56,142
       482     Hershey Foods Corp......................       32,506
     7,900     Home Depot, Inc.........................      189,284

   SHARES                                                   VALUE
   ------                                                   -----
        93     J.M. Smucker Co.........................  $     3,702
     1,464     Kellogg Co..............................       50,171
     3,500     *Kroger Co..............................       54,075
     2,600     Lowe's Cos..............................       97,500
     2,300     Mattel, Inc.............................       44,045
       100     Movado Group, Inc.......................        1,881
       500     *NBTY, Inc..............................        8,790
     1,167     Newell Rubbermaid, Inc..................       35,395
       600     *Office Depot, Inc......................        8,856
       300     Pepsi Bottling Group, Inc...............        7,710
     6,454     PepsiCo, Inc............................      272,488
     1,000     *Perrigo Co.............................       12,150
       200     *Petsmart, Inc..........................        3,426
       100     *Priceline.com, Inc.....................          160
     5,200     Procter & Gamble Co.....................      446,888
       400     RadioShack Corp.........................        7,496
     2,008     *Safeway, Inc...........................       46,907
     1,300     *Staples, Inc...........................       23,790
       500     *Toys 'R' Us, Inc.......................        5,000
     4,100     Walgreen Co.............................      119,679
       900     Wrigley (Wm.) Jr Co.....................       49,392
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 2,617,801
                                                         -----------
 ENERGY--3.77%
       100     *3TEC Energy Corp.......................        1,419
     2,306     Anadarko Petroleum Corp.................      110,457
     2,000     Apache Corp.............................      113,980
     3,300     Baker Hughes, Inc.......................      106,227
       700     Chesapeake Energy Corp..................        5,418
       268     *Cimarex Energy Co......................        4,797
       200     *Comstock Resources, Inc................        1,858
       600     *Denbury Resources, Inc.................        6,780
     1,700     Devon Energy Corp.......................       78,034
       500     *Energy Partners Ltd....................        5,350
       200     ENSCO International, Inc................        5,890
     2,000     EOG Resources, Inc......................       79,840
       300     *Forest Oil Corp........................        8,268
       300     Frontier Oil Corp.......................        5,166
     1,390     *Grant Prideco, Inc.....................       16,180
       200     *Harvest Natural Resources, Inc.........        1,320
       504     Helmerich & Payne, Inc..................       14,067
     1,100     *Meridian Resource Corp.................          990
       300     *Newfield Exploration Co................       10,815
     1,400     Noble Energy, Inc.......................       52,570
       300     *Nuevo Energy Co........................        3,330
     1,800     Ocean Energy, Inc.......................       35,946
       100     *Patterson-UTI Energy, Inc..............        3,017
       100     *Petroleum Helicopters (Vote)...........        2,964
       700     *Pioneer Natural Resources Co...........       17,675
       400     *Plains Exploration and Production Co...        3,900
       400     *Plains Resources, Inc..................        4,740
       600     Pogo Producing Co.......................       22,350
       400     *Range Resources Corp...................        2,160
       359     Rowan Cos, Inc..........................        8,149
       344     *Smith International, Inc...............       11,221
       100     *Stone Energy Corp......................        3,336
     1,000     Sunoco, Inc.............................       33,180
       100     *Swift Energy Co........................          967
     2,400     *Transmontaigne, Inc....................       11,136
       900     Valero Energy Corp......................       33,246
       300     Vintage Petroleum, Inc..................        3,165
       300     *Westport Resources Corp................        6,240

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   51

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 ENERGY--(CONTINUED)
       400     World Fuel Services Corp................  $     8,200
       400     XTO Energy, Inc.........................        9,880
                                                         -----------
               TOTAL ENERGY                                  854,228
                                                         -----------
 FINANCIAL SERVICES--24.09%
       300     A.G. Edwards, Inc.......................        9,888
       200     Advanta Corp (Class A)..................        1,796
     1,800     Aflac, Inc..............................       54,216
       200     *Alleghany Corp.........................       35,500
       840     Allied Capital Corp.....................       18,337
       300     AMB Property Corp.......................        8,208
       100     Ambac Financial Group, Inc..............        5,624
       200     American Capital Strategies Ltd.........        4,318
     4,953     American Express Co.....................      175,089
     8,500     American International Group, Inc.......      491,725
     1,100     AmSouth Bancorp.........................       21,120
     1,500     AON Corp................................       28,335
     1,200     Archstone-Smith Trust...................       28,248
       100     AvalonBay Communities, Inc..............        3,914
     6,000     Bank Of America Corp....................      417,420
     5,200     Bank One Corp...........................      190,060
     2,200     BB&T Corp...............................       81,378
       200     Boston Properties, Inc..................        7,372
       100     Brown & Brown, Inc......................        3,232
       800     Capital One Financial Corp..............       23,776
     4,700     Charles Schwab Corp.....................       50,995
       420     Charter One Financial, Inc..............       12,067
       500     Chubb Corp..............................       26,100
       500     Cincinnati Financial Corp...............       18,775
       600     Comerica, Inc...........................       25,944
       400     Countrywide Financial Corp..............       20,660
       700     Crescent Real Estate Equities Co........       11,648
       500     Duke Realty Corp........................       12,725
       100     Eaton Vance Corp........................        2,825
     3,500     Equity Office Properties Trust..........       87,430
     2,000     Equity Residential......................       49,160
       300     Erie Indemnity Co (Class A).............       10,878
     4,000     Fannie Mae..............................      257,320
       400     Federated Investors, Inc (Class B)......       10,148
     2,400     Fifth Third Bancorp.....................      140,520
     5,900     FleetBoston Financial Corp..............      143,370
     1,100     Franklin Resources, Inc.................       37,488
     2,900     Freddie Mac.............................      171,245
       300     Gallagher (Arthur J.) & Co..............        8,814
       800     Golden West Financial Corp..............       57,448
     1,200     Goldman Sachs Group, Inc................       81,720
       300     Greenpoint Financial Corp...............       13,554
       900     Hartford Financial Services Group,
                 Inc...................................       40,887
     3,600     *Homestore, Inc.........................        3,060
       100     Hooper Holmes, Inc......................          614
     2,095     Household International, Inc............       58,262
       200     *Insignia Financial Group, Inc..........        1,450
     3,600     Instinet Group, Inc.....................       15,228
       300     iStar Financial, Inc....................        8,415
     7,700     JP Morgan Chase & Co....................      184,800
       700     Janus Capital Group, Inc................        9,149
       400     Jefferson-Pilot Corp....................       15,244
     2,200     KeyCorp.................................       55,308
       100     Kimco Realty Corp.......................        3,064
       200     Legg Mason, Inc.........................        9,708
       900     Lincoln National Corp...................       28,422
     3,400     Marsh & McLennan Cos, Inc...............      157,114
       300     MBIA, Inc...............................       13,158

   SHARES                                                   VALUE
   ------                                                   -----
     5,371     MBNA Corp...............................  $   102,156
     1,700     Mellon Financial Corp...................       44,387
     3,200     Merrill Lynch & Co, Inc.................      121,440
       100     MGIC Investment Corp....................        4,130
     3,435     National City Corp......................       93,844
       200     Neuberger Berman, Inc...................        6,698
       100     New York Community Bancorp, Inc.........        2,888
       100     North Fork Bancorp, Inc.................        3,374
       600     Northern Trust Corp.....................       21,030
     1,749     PNC Financial Services Group, Inc.......       73,283
     1,300     Principal Financial Group...............       39,169
       500     Progressive Corp........................       24,815
       800     Prologis................................       20,120
     2,400     *Providian Financial Corp...............       15,576
     2,600     Prudential Financial, Inc...............       82,524
       700     Public Storage, Inc.....................       22,617
     1,000     Regions Financial Corp..................       33,360
       200     Resource America, Inc (Class A).........        1,802
        97     Rouse Co................................        3,075
       200     Safeco Corp.............................        6,934
       300     Seacoast Banking Corp Of Florida........        5,652
       400     SEI Investments Co......................       10,872
     1,000     Simon Property Group, Inc...............       34,070
       700     SLM Corp................................       72,702
       400     *SoundView Technology Group, Inc........          600
       400     Sovereign Bancorp, Inc..................        5,620
       700     St. Paul Cos, Inc.......................       23,835
     1,000     State Street Corp.......................       39,000
     1,400     SunTrust Banks, Inc.....................       79,688
       700     Synovus Financial Corp..................       13,580
     1,200     *Syntroleum Corp........................        2,076
       700     T Rowe Price Group, Inc.................       19,096
     7,500     U.S. Bancorp............................      159,150
       400     Union Planters Corp.....................       11,256
       100     UnionBanCal Corp........................        3,927
       700     UnumProvident Corp......................       12,278
       400     Vornado Realty Trust....................       14,880
     6,300     Wachovia Corp...........................      229,572
     5,400     Washington Mutual, Inc..................      186,462
       526     Weingarten Realty Investors.............       19,388
     7,100     Wells Fargo & Co........................      332,777
                                                         -----------
               TOTAL FINANCIAL SERVICES                    5,463,976
                                                         -----------
 HEALTH CARE--15.43%
       100     *aaiPharma, Inc.........................        1,402
       200     *Abgenix, Inc...........................        1,474
       200     *Abiomed, Inc...........................          728
       279     *Acacia Research - CombiMatrix..........        1,016
       100     *Adolor Corp............................        1,372
       177     *Advanced Medical Optics, Inc...........        2,119
       200     *AdvancePCS.............................        4,442
       400     Aetna, Inc..............................       16,448
       100     *Affymetrix, Inc........................        2,289
       200     *Aksys Ltd..............................        1,060
       100     *Alexion Pharmaceuticals, Inc...........        1,412
       300     *Align Technology, Inc..................          828
       100     *Alkermes, Inc..........................          627
       800     Allergan, Inc...........................       46,096
       600     *Allscripts Healthcare Solutions, Inc...        1,434
       600     Alpharma, Inc (Class A).................        7,146
     3,900     *Amgen, Inc.............................      188,526
       200     *Amylin Pharmaceuticals, Inc............        3,228
       700     *Andrx Corp.............................       10,269
       606     *Anthem, Inc............................       38,117

 52  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
       200     *Antigenics, Inc........................  $     2,048
       500     *Aphton Corp............................        1,945
       100     *Apogent Technologies, Inc..............        2,080
     1,700     Applera Corp (Applied Biosystems
                 Group)................................       29,818
       200     *Applera Corp (Celera Genomics Group)...        1,910
       400     *Applied Molecular Evolution............          820
       100     *Apria Healthcare Group, Inc............        2,224
       100     *Arena Pharmaceuticals, Inc.............          651
       200     *Ariad Pharmaceuticals, Inc.............          480
       300     *Arqule, Inc............................          915
       100     *Atherogenics, Inc......................          741
       300     *Atrix Laboratories, Inc................        4,602
       200     *Avigen, Inc............................        1,142
       100     Bard (C.R.), Inc........................        5,800
       300     *Barr Laboratories, Inc.................       19,527
       283     Bausch & Lomb, Inc......................       10,188
     3,200     Baxter International, Inc...............       89,600
       200     Beckman Coulter, Inc....................        5,904
     1,600     Becton Dickinson & Co...................       49,104
       600     *Benthley Pharmaceuticals, Inc..........        4,830
       500     *Biogen, Inc............................       20,030
       400     *BioMarin Pharmaceutical, Inc...........        2,820
     1,100     Biomet, Inc.............................       31,526
       500     *Biopure Corp...........................        1,860
       100     *Bio-Reference Labs, Inc................          617
       100     *Biosite, Inc...........................        3,402
       300     *Bio-Technology General Corp............          960
       400     *Bone Care International, Inc...........        3,892
     1,749     *Boston Scientific Corp.................       74,367
       200     *Bradley Pharmaceuticals, Inc...........        2,606
       300     *Britesmile, Inc........................           99
       200     *Bruker Daltonics, Inc..................          972
       600     *Caliper Technologies Corp..............        1,800
       300     *Cardiac Science, Inc...................          663
     2,200     Cardinal Health, Inc....................      130,218
     1,000     *Caremark Rx, Inc.......................       16,250
       300     *Cell Therapeutics, Inc.................        2,181
       100     *Cephalon, Inc..........................        4,867
       200     *Chattem, Inc...........................        4,110
       600     Cigna Corp..............................       24,672
       300     *Cima Labs, Inc.........................        7,257
       500     *Ciphergen Biosystems, Inc..............        1,725
     1,000     *Columbia Laboratories, Inc.............        3,360
       100     *Covance, Inc...........................        2,459
       100     *Coventry Health Care, Inc..............        2,903
       200     *Cubist Pharmaceuticals, Inc............        1,646
       300     *CuraGen Corp...........................        1,395
       100     *CV Therapeutics, Inc...................        1,822
       100     *Cytyc Corp.............................        1,020
       100     D&K Healthcare Resources, Inc...........        1,024
       300     *DaVita, Inc............................        7,401
     1,000     *Decode Genetics, Inc...................        1,850
     2,300     *Deltagen, Inc..........................        1,104
       300     Dentsply International, Inc.............       11,172
       400     Diagnostic Products Corp................       15,448
       300     *Digene Corp............................        3,438
       100     *Discovery Partners International,
                 Inc...................................          278
     1,300     *Durect Corp............................        2,626
       100     *Edwards Lifesciences Corp..............        2,547
       100     *Embrex, Inc............................        1,113
       300     *Eon Labs, Inc..........................        5,673
       200     *EPIX Medical, Inc......................        1,446

   SHARES                                                   VALUE
   ------                                                   -----
     2,300     *Esperion Therapeutics, Inc.............  $    16,445
       300     *Express Scripts, Inc (Class A).........       14,412
       500     *First Health Group Corp................       12,175
       500     *First Horizon Pharmaceutical...........        3,739
       900     *Forest Laboratories, Inc...............       88,398
       100     *Gene Logic, Inc........................          629
       100     *Genesis Health Ventures, Inc...........        1,545
     1,400     *Genzyme Corp (Biosurgery Division).....        3,570
       900     *Genzyme Corp (General Division)........       26,613
       300     *Geron Corp.............................        1,080
       600     *Gilead Sciences, Inc...................       20,400
     1,100     *Guidant Corp...........................       33,935
       600     *Guilford Pharmaceuticals, Inc..........        2,388
     1,100     Health Management Associates, Inc (Class
                 A)....................................       19,690
       600     *Health Net, Inc........................       15,840
       100     *Henry Schein, Inc......................        4,500
       300     Hillenbrand Industries, Inc.............       14,493
       500     *Human Genome Sciences, Inc.............        4,405
     1,100     *Humana, Inc............................       11,000
       200     *ICOS Corp..............................        4,682
       400     *IDEC Pharmaceuticals Corp..............       13,268
       300     *Idexx Laboratories, Inc................        9,990
       300     *Ilex Oncology, Inc.....................        2,118
       300     *Illumina, Inc..........................        1,011
       700     *Immunogen, Inc.........................        2,170
       100     Immunomedics, Inc.......................          462
       700     *Impax Laboratories, Inc................        2,807
     1,075     IMS Health, Inc.........................       17,200
       400     *Incyte Genomics, Inc...................        1,824
       100     *Indevus Pharmaceuticals, Inc...........          214
       300     *Inhale Therapeutic Systems, Inc........        2,424
       200     *Inverness Medical Innovations, Inc.....        2,630
       100     *Invitrogen Corp........................        3,133
       100     *Isis Pharmaceuticals, Inc..............          659
     1,500     *IVAX Corp..............................       18,195
    11,115     Johnson & Johnson.......................      596,987
     1,400     *King Pharmaceuticals, Inc..............       24,066
       100     *Kosan Biosciences, Inc.................          607
       200     *KV Pharmaceutical Co (Class A).........        4,640
       300     *La Jolla Pharmaceutical Co.............        1,950
       400     *Lannett Co, Inc........................        6,552
       100     *Lexicon Genetics, Inc..................          473
       100     *LifePoint Hospitals, Inc...............        2,993
       100     *Ligand Pharmaceuticals, Inc (Class
                 B)....................................          537
       500     *Lincare Holdings, Inc..................       15,810
       200     *Luminex Corp...........................          822
       400     *Manor Care, Inc........................        7,444
       300     *Martek Biosciences Corp................        7,548
     2,000     McKesson Corp...........................       54,060
       200     *Medarex, Inc...........................          790
       300     *Medicis Pharmaceutical Corp (Class
                 A)....................................       14,901
       800     *Medimmune, Inc.........................       21,736
     4,840     Medtronic, Inc..........................      220,704
    11,000     Merck & Co, Inc.........................      622,710
       100     *MGI Pharma, Inc........................          725
       100     *Mid Atlantic Medical Services, Inc.....        3,240
     1,100     *Millennium Pharmaceuticals, Inc........        8,734
       900     Mylan Laboratories, Inc.................       31,410
     1,000     *Nabi Biopharmaceuticals................        6,200
       300     *Napro Biotherapeutics, Inc.............          204
       600     *Nastech Pharmaceutical Co..............        5,130
       300     *Neose Technologies, Inc................        2,661
       300     *Neurogen Corp..........................        1,089

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   53

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
       100     *Noven Pharmaceuticals, Inc.............  $       923
       100     *NPS Pharmaceuticals, Inc...............        2,517
       400     Omnicare, Inc...........................        9,532
       300     *Onyx Pharmaceuticals, Inc..............        1,743
       200     *Option Care, Inc.......................        1,592
       200     *OraSure Technologies, Inc..............        1,090
       100     *Orthodontic Centers Of America, Inc....        1,091
       400     *Orthologic Corp........................        1,444
       100     *OSI Pharmaceuticals, Inc...............        1,640
       400     *Oxford Health Plans, Inc...............       14,580
       100     *Pacificare Health Systems, Inc.........        2,810
       900     *Pain Therapeutics, Inc.................        2,151
       200     *Patterson Dental Co....................        8,748
       300     *PDI, Inc...............................        3,237
     1,600     *Peregrine Pharmaceuticals, Inc.........        1,248
       200     *Pharmaceutical Resources, Inc..........        5,960
       600     *Pozen, Inc.............................        3,090
       800     *Praecis Pharmaceuticals, Inc...........        2,600
       300     *Priority Healthcare Corp (Class B).....        6,960
       400     *Progenics Pharmaceuticals..............        2,664
       200     *Protein Design Labs, Inc...............        1,700
       700     *Quintiles Transnational Corp...........        8,470
       200     *Quovadx, Inc...........................          484
       100     *Regeneron Pharmaceuticals, Inc.........        1,851
     1,000     *Rigel Pharmaceuticals, Inc.............        1,090
       100     *Rita Medical Systems, Inc..............          505
       300     *Salix Pharmaceuticals Ltd..............        2,097
       600     *Sangamo Biosciences, Inc...............        1,806
       100     *Scios, Inc.............................        3,258
       800     *Seattle Genetics, Inc..................        2,480
       200     *Sepracor, Inc..........................        1,934
     1,700     *Sequenom, Inc..........................        3,060
       300     *SICOR, Inc.............................        4,755
       100     *Sola International, Inc................        1,300
       400     *Specialty Laboratories, Inc............        3,864
       800     *St. Jude Medical, Inc..................       31,776
       100     *Stericycle, Inc........................        3,238
       100     *Stewart Enterprises, Inc (Class A).....          557
       700     Stryker Corp............................       46,984
       500     *SuperGen, Inc..........................        1,815
       200     *Syncor International Corp..............        5,546
       200     *Tanox, Inc.............................        1,810
       700     *Texas Biotechnology Corp...............          980
       400     *Therasense, Inc........................        3,340
       100     *Transkaryotic Therapies, Inc...........          990
       400     *Triad Hospitals, Inc...................       11,932
       800     *Triangle Pharmaceuticals, Inc..........        4,752
       300     *TriPath Imaging, Inc...................          804
       300     *Tularik, Inc...........................        2,238
       200     *U.S. Oncology, Inc.....................        1,734
     1,300     UnitedHealth Group, Inc.................      108,550
       200     *Universal Health Services, Inc (Class
                 B)....................................        9,020
       200     *Varian Medical Systems, Inc............        9,920
       100     *VCA Antech, Inc........................        1,500
       200     *Vertex Pharmaceuticals, Inc............        3,170
       600     *Vical, Inc.............................        2,082
       100     *Vivus, Inc.............................          373
       300     *Waters Corp............................        6,534
       800     *Watson Pharmaceuticals, Inc............       22,616
       700     *Wellpoint Health Networks, Inc.........       49,812
       700     *Women First Healthcare, Inc............        3,193

   SHARES                                                   VALUE
   ------                                                   -----
       800     *Zimmer Holdings, Inc...................  $    33,216
       400     *Zymogenetics, Inc......................        3,960
                                                         -----------
               TOTAL HEALTH CARE                           3,500,464
                                                         -----------
 OTHER--1.00%
       400     *Apollo Group, Inc (Class A)............       17,600
       600     Cintas Corp.............................       27,450
       200     *Dun & Bradstreet Corp..................        6,898
       100     Gentiva Health Services, Inc............          881
       700     H & R Block, Inc........................       28,140
       300     *Invision Technologies, Inc.............        7,908
       100     Manpower, Inc...........................        3,190
       617     Moody's Corp............................       25,476
       500     R.R. Donnelley & Sons Co................       10,885
       100     *RMH Teleservices, Inc..................        1,050
       500     *Robert Half International, Inc.........        8,055
       200     *SPX Corp...............................        7,490
       100     *Symyx Technologies, Inc................        1,259
     2,294     Sysco Corp..............................       68,338
       200     Teleflex, Inc...........................        8,578
       200     *TMP Worldwide, Inc.....................        2,262
       100     *U.S. Industries, Inc...................          263
                                                         -----------
               TOTAL OTHER                                   225,723
                                                         -----------
 PRODUCER DURABLES--4.12%
     2,283     3M Co...................................      281,494
       300     *Active Power, Inc......................          534
     1,400     American Water Works Co, Inc............       63,672
       700     Ametek, Inc.............................       26,943
       461     Baldor Electric Co......................        9,105
       800     *Capstone Turbine Corp..................          720
       400     *Casella Waste Systems, Inc (Class A)...        3,556
       434     Cummins, Inc............................       12,208
     1,300     Deere & Co..............................       59,605
     3,178     Emerson Electric Co.....................      161,601
       400     GATX Corp...............................        9,128
     1,300     *Global Power Equipment Group, Inc......        6,409
       100     Harsco Corp.............................        3,189
       200     *Headwaters, Inc........................        3,102
       100     Hubbell, Inc (Class B)..................        3,514
     2,201     Illinois Tool Works, Inc................      142,757
       107     *Imagistics International, Inc..........        2,155
       300     *Magnetek, Inc..........................        1,332
       500     Nordson Corp............................       12,415
     1,600     Pitney Bowes, Inc.......................       52,256
       200     *Power-One, Inc.........................        1,134
       538     *Thomas & Betts Corp....................        9,092
       900     W.W. Grainger, Inc......................       46,395
       100     *Waste Connections, Inc.................        3,861
     2,373     *Xerox Corp.............................       19,103
                                                         -----------
               TOTAL PRODUCER DURABLES                       935,280
                                                         -----------
 TECHNOLOGY--15.42%
     1,900     *3Com Corp..............................        8,797
     1,500     *Acterna Corp...........................          240
     4,200     *ADC Telecommunications, Inc............        8,778
       100     *ADE Corp...............................          597
       600     Adobe Systems, Inc......................       14,946
     2,200     *Advanced Micro Devices, Inc............       14,212
       119     *Agere Systems, Inc (Class A)...........          171
     2,920     *Agere Systems, Inc (Class B)...........        4,088
       700     *Akamai Technologies, Inc...............        1,211
     1,400     *Altera Corp............................       17,276
       800     *American Power Conversion Corp.........       12,120

 54  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       300     *American Superconductor Corp...........  $       903
     1,000     *Analog Devices, Inc....................       23,870
       500     *Answerthink, Inc.......................        1,250
     1,100     *Apple Computer, Inc....................       15,763
     4,900     *Applied Materials, Inc.................       63,847
       500     *Artesyn Technologies, Inc..............        1,920
     2,983     Automatic Data Processing, Inc..........      117,083
       700     *Avanex Corp............................          734
     1,199     *Avaya, Inc.............................        2,940
       200     AVX Corp................................        1,960
       800     *BEA Systems, Inc.......................        9,176
       300     *BearingPoint, Inc......................        2,070
       200     *Bisys Group, Inc.......................        3,180
       300     *BMC Software, Inc......................        5,133
       800     *Broadcom Corp (Class A)................       12,048
       500     *Brocade Communications Systems, Inc....        2,070
       300     *Cadence Design Systems, Inc............        3,537
       100     *Caminus Corp...........................          234
       500     *Ceridian Corp..........................        7,210
       200     *Certegy, Inc...........................        4,910
       100     *Checkfree Corp.........................        1,600
     1,400     *CIENA Corp.............................        7,196
    21,000     *Cisco Systems, Inc.....................      275,100
     1,200     *CNET Networks, Inc.....................        3,252
       800     *Computer Horizons Corp.................        2,616
       300     *Compuware Corp.........................        1,440
       300     *Comverse Technology, Inc...............        3,006
       200     *Concord Camera Corp....................        1,086
     1,900     *Concord EFS, Inc.......................       29,906
       600     *Convergys Corp.........................        9,090
     4,327     *Corning, Inc...........................       14,322
     1,100     *DDI Corp...............................          242
     7,300     *Dell Computer Corp.....................      195,202
       400     *DiamondCluster International, Inc
                 (Class A).............................        1,256
       100     *Digitas, Inc...........................          346
       500     *DST Systems, Inc.......................       17,775
       300     *Electronic Arts, Inc...................       14,931
     2,768     Electronic Data Systems Corp............       51,014
     7,400     *EMC Corp...............................       45,436
       100     *Emcore Corp............................          219
       900     *Fiserv, Inc............................       30,555
       755     *Gateway, Inc...........................        2,371
       200     Henry (Jack) & Associates, Inc..........        2,408
    10,286     Hewlett-Packard Co......................      178,565
     1,000     IKON Office Solutions, Inc..............        7,150
       100     *Infonet Services Corp (Class B)........          198
     1,000     *Inktomi Corp...........................        1,600
    19,500     Intel Corp..............................      303,615
     5,200     International Business Machines Corp....      403,000
       100     *Intersil Corp (Class A)................        1,394
       500     *Intuit, Inc............................       23,460
       100     *Iron Mountain, Inc.....................        3,301
       300     *Jabil Circuit, Inc.....................        5,376
     3,700     *JDS Uniphase Corp......................        9,139
       700     *Juniper Networks, Inc..................        4,760
       100     *Keynote Systems, Inc...................          772
       300     *KLA-Tencor Corp........................       10,611
       300     *Lexmark International, Inc.............       18,150
       200     *Liberate Technologies..................          286
     2,200     *LSI Logic Corp.........................       12,694
    17,300     *Lucent Technologies, Inc...............       21,798
       100     *Mastec, Inc............................          295

   SHARES                                                   VALUE
   ------                                                   -----
       900     Maxim Integrated Products, Inc..........  $    29,736
       500     *Mercury Interactive Corp...............       14,825
       100     Microchip Technology, Inc...............        2,445
     2,032     *Micron Technology, Inc.................       19,792
    12,600     *Microsoft Corp.........................      651,420
       800     Molex, Inc..............................       18,432
     7,900     Motorola, Inc...........................       68,335
     1,600     *MRV Communications, Inc................        1,712
       700     *National Semiconductor Corp............       10,507
       200     *Netegrity, Inc.........................          651
       208     *Netro Corp.............................          568
     1,400     *Network Appliance, Inc.................       14,000
       100     *New Focus, Inc.........................          384
     2,500     *NIC, Inc...............................        3,600
     2,000     *Novell, Inc............................        6,680
       136     *Novellus Systems, Inc..................        3,819
       600     *Nuance Communications, Inc.............        1,488
       300     *Openwave Systems, Inc..................          600
    12,000     *Oracle Corp............................      129,600
        20     *Palm, Inc..............................          330
     1,600     Paychex, Inc............................       44,640
       700     *Peoplesoft, Inc........................       12,810
       100     *Perot Systems Corp (Class A)...........        1,072
       100     *Portal Software, Inc...................           81
       100     *Proton Energy Systems..................          300
       100     *QRS Corp...............................          660
     2,300     *Qualcomm, Inc..........................       83,697
       200     *Rational Software Corp.................        2,078
       200     *Safeguard Scientifics, Inc.............          272
       500     *Sapient Corp...........................        1,025
       300     Scientific-Atlanta, Inc.................        3,558
     1,400     *Siebel Systems, Inc....................       10,472
       400     *Sitel Corp.............................          480
     4,588     *Solectron Corp.........................       16,287
       100     *SpeechWorks International, Inc.........          278
     2,000     *StorageNetworks, Inc...................        2,320
       200     *Stratex Networks, Inc..................          442
        30     *Stratos Lightwave, Inc.................          132
    11,300     *Sun Microsystems, Inc..................       35,143
     1,100     *Sungard Data Systems, Inc..............       25,916
       400     *Sycamore Networks, Inc.................        1,156
       200     *Symantec Corp..........................        8,090
       200     Symbol Technologies, Inc................        1,644
     1,900     *Tellabs, Inc...........................       13,813
     2,500     *Tellium, Inc...........................        1,600
     5,374     Texas Instruments, Inc..................       80,664
       700     *Thermo Electron Corp...................       14,084
       700     Total System Services, Inc..............        9,450
     3,300     *Touch America Holdings, Inc............        1,287
       600     *Unisys Corp............................        5,940
       700     *VeriSign, Inc..........................        5,614
     1,300     *Veritas Software Corp..................       20,306
       800     *Vishay Intertechnology, Inc............        8,944
       900     *Vitesse Semiconductor Corp.............        1,967
       600     *Vitria Technology, Inc.................          450
     1,100     *Xilinx, Inc............................       22,660
                                                         -----------
               TOTAL TECHNOLOGY                            3,497,063
                                                         -----------
 TRANSPORTATION--1.49%
     2,200     *AMR Corp...............................       14,520
       300     *ATA Holdings Corp......................        1,371
     2,800     *BE Aerospace, Inc......................       10,192
       300     *Continental Airlines, Inc (Class B)....        2,175
     1,000     Delta Air Lines, Inc....................       12,100

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   55

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TRANSPORTATION--(CONTINUED)
     1,000     FedEx Corp..............................  $    54,220
     3,285     Norfolk Southern Corp...................       65,667
        68     Ryder System, Inc.......................        1,526
       276     *Sabre Holdings Corp....................        4,998
     4,089     Southwest Airlines Co...................       56,837
     5,200     b*UAL Corp..............................        7,436
     1,700     United Parcel Service, Inc (Class B)....      107,236
                                                         -----------
               TOTAL TRANSPORTATION                          338,278
                                                         -----------
 UTILITIES--9.18%
     7,700     *AES Corp...............................       23,254
       996     AGL Resources, Inc......................       24,203
     4,300     Allegheny Energy, Inc...................       32,508
       200     *Allen Telecom, Inc.....................        1,894
     1,200     Allete, Inc.............................       27,216
       751     Alltel Corp.............................       38,301
     3,090     Aquila, Inc.............................        5,471
     2,320     AT&T Corp...............................       60,575
     5,900     *AT&T Wireless Services, Inc............       33,335
     1,000     Avista Corp.............................       11,560
     6,200     BellSouth Corp..........................      160,394
       400     Black Hills Corp........................       10,608
     4,300     *Calpine Corp...........................       14,018
       100     *Citizens Communications Co.............        1,055
     1,200     Cleco Corp..............................       16,800
     3,100     DPL, Inc................................       47,554
     1,600     Empire District Electric Co.............       29,120
     1,700     Equitable Resources, Inc................       59,568
     1,200     Hawaiian Electric Industries, Inc.......       52,776
     1,600     Idacorp, Inc............................       39,728
     2,645     KeySpan Corp............................       93,210
       900     Kinder Morgan, Inc......................       38,043
       500     MGE Energy, Inc.........................       13,386
    16,000     *Mirant Corp............................       30,240
     2,800     National Fuel Gas Co....................       58,044
       900     *Nextel Communications, Inc (Class A)...       10,395
     1,266     Nicor, Inc..............................       43,082
     3,101     NiSource, Inc...........................       62,040
       841     *NiSource, Inc (Sails)..................        1,867

   SHARES                                                   VALUE
   ------                                                   -----
     1,200     Northwestern Corp.......................  $     6,096
     4,300     OGE Energy Corp.........................       75,680
       100     Otter Tail Corp.........................        2,690
       979     Peoples Energy Corp.....................       37,838
     2,700     Pepco Holdings, Inc.....................       52,353
       100     *Petroquest Energy, Inc.................          415
     5,059     Puget Energy, Inc.......................      111,551
       700     Questar Corp............................       19,474
    11,148     SBC Communications, Inc.................      302,222
       100     SEMCO Energy, Inc.......................          610
       800     Sierra Pacific Resources................        5,200
     2,415     Sprint Corp (FON Group).................       34,969
     1,579     *Sprint Corp (PCS Group)................        6,916
       900     Unisource Energy Corp...................       15,561
       400     Unitil Corp.............................        9,920
     8,476     Verizon Communications, Inc.............      328,445
       300     Western Gas Resources, Inc..............       11,054
     7,425     Williams Cos, Inc.......................       20,048
                                                         -----------
               TOTAL UTILITIES                             2,081,287
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $31,397,004)                       22,498,238
                                                         -----------
               TOTAL PORTFOLIO--99.19%
                 (Cost $31,397,004)                       22,498,238
               OTHER ASSETS & LIABILITIES, NET--0.81%        184,832
                                                         -----------
               NET ASSETS--100.00%                       $22,683,070
                                                         ===========

------------
*  Non-income producing
b  In bankruptcy

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $31,426,471. Net unrealized depreciation of portfolio investments aggregated $8,928,233 of which $1,763,583 related to appreciated portfolio investments and $10,691,816 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

 56  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - LARGE-CAP VALUE FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
   COMMON STOCK--99.58%
 AEROSPACE AND DEFENSE--1.62%
      700      General Dynamics Corp...................  $    55,559
    2,800      Northrop Grumman Corp...................      271,600
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                   327,159
                                                         -----------
 BASIC INDUSTRIES--7.97%
   16,600      b*Bethlehem Steel Corp..................        1,826
      200      Centex Corp.............................       10,040
      500      D.R. Horton, Inc........................        8,675
    2,700      Du Pont (E.I.) de Nemours & Co..........      114,480
    4,900      Fluor Corp..............................      137,200
    7,600      *Inco Ltd Co (U.S.).....................      161,272
    1,200      Kimberly-Clark Corp.....................       56,964
   22,900      Monsanto Co.............................      440,825
    5,300      Rohm & Haas Co..........................      172,144
      100      Stanley Works...........................        3,458
   10,200      Weyerhaeuser Co.........................      501,942
                                                         -----------
               TOTAL BASIC INDUSTRIES                      1,608,826
                                                         -----------
 CONSUMER CYCLICAL--8.35%
    3,400      *AOL Time Warner, Inc...................       44,540
    7,600      Autoliv, Inc............................      159,068
      200      Callaway Golf Co........................        2,650
   11,800      *Clear Channel Communications, Inc......      440,022
    5,607      *Comcast Corp...........................      132,157
      400      Foot Locker, Inc........................        4,200
    1,300      Gannett Co, Inc.........................       93,340
      100      Hilton Hotels Corp......................        1,271
      400      Knight Ridder, Inc......................       25,300
   40,164      *Liberty Media Corp (Class A)...........      359,066
    1,300      Limited Brands, Inc.....................       18,109
      500      Liz Claiborne, Inc......................       14,825
      400      Marriott International, Inc (Class A)...       13,148
    1,300      May Department Stores Co................       29,874
    6,100      McDonald's Corp.........................       98,088
      200      McGraw-Hill Cos, Inc....................       12,088
      100      Nike, Inc (Class B).....................        4,447
      500      Nordstrom, Inc..........................        9,485
      100      Outback Steakhouse, Inc.................        3,444
    1,400      Sears Roebuck & Co......................       33,530
      400      VF Corp.................................       14,420
    9,800      Walt Disney Co..........................      159,838
      200      Wendy's International, Inc..............        5,414
      300      *Yum! Brands, Inc.......................        7,266
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     1,685,590
                                                         -----------
 CONSUMER NON-CYCLICAL--6.73%
      200      Alberto-Culver Co (Class B).............       10,080
    1,800      Albertson's, Inc........................       40,068
    1,400      Anheuser-Busch Cos, Inc.................       67,760
    1,100      Avon Products, Inc......................       59,257
    1,000      Campbell Soup Co........................       23,470
      400      Clorox Co...............................       16,500
    1,400      Coca-Cola Co............................       61,348
      300      Colgate-Palmolive Co....................       15,729
    1,800      CVS Corp................................       44,946
      200      Dial Corp...............................        4,074
      100      Estee Lauder Cos (Class A)..............        2,640
    7,200      General Mills, Inc......................      338,040
    2,100      Gillette Co.............................       63,756
    2,600      International Flavors & Fragrances,
                 Inc...................................       91,260
    7,500      *Kroger Co..............................      115,875
      100      Lancaster Colony Corp...................        3,908

   SHARES                                                   VALUE
   ------                                                   -----
      100      Loews Corp (Carolina Group).............  $     2,027
      200      Mattel, Inc.............................        3,830
    1,200      Newell Rubbermaid, Inc..................       36,396
    4,000      Philip Morris Cos, Inc..................      162,120
    1,400      Procter & Gamble Co.....................      120,316
      400      R.J. Reynolds Tobacco Holdings, Inc.....       16,844
    1,900      Sara Lee Corp...........................       42,769
      100      Tyson Foods, Inc (Class A)..............        1,122
      400      UST, Inc................................       13,372
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 1,357,507
                                                         -----------
 ENERGY--10.13%
    6,300      Baker Hughes, Inc.......................      202,797
    4,400      Burlington Resources, Inc...............      187,660
    3,700      ChevronTexaco Corp......................      245,976
    1,200      ConocoPhillips..........................       58,068
   29,800      Exxon Mobil Corp........................    1,041,212
    8,200      Noble Energy, Inc.......................      307,910
                                                         -----------
               TOTAL ENERGY                                2,043,623
                                                         -----------
 FINANCIAL SERVICES--33.59%
      400      A.G. Edwards, Inc.......................       13,184
      100      Allied Capital Corp.....................        2,183
    1,100      Allstate Corp...........................       40,689
    1,600      American Express Co.....................       56,560
    6,200      American International Group, Inc.......      358,670
      400      Annaly Mortgage Management, Inc.........        7,520
      300      Apartment Investment & Management Co
                 (Class A).............................       11,244
      800      Archstone-Smith Trust...................       18,832
      400      Astoria Financial Corp..................       10,860
    8,900      Bank Of America Corp....................      619,173
    2,300      Bank Of New York Co, Inc................       55,108
    8,400      Bank One Corp...........................      307,020
      500      Bear Stearns Cos, Inc...................       29,700
      100      Boston Properties, Inc..................        3,686
      100      Camden Property Trust...................        3,300
      100      Capitol Federal Financial...............        2,880
      200      CarrAmerica Realty Corp.................        5,010
    6,300      Charter One Financial, Inc..............      180,999
   17,900      Citigroup, Inc..........................      629,901
      600      Comerica, Inc...........................       25,944
      500      Countrywide Financial Corp..............       25,825
      300      Crescent Real Estate Equities Co........        4,992
      200      Developers Diversified Realty Corp......        4,398
      100      Downey Financial Corp...................        3,900
    4,700      Duke Realty Corp........................      119,615
    2,000      Equity Office Properties Trust..........       49,960
    5,100      FleetBoston Financial Corp..............      123,930
      800      Franklin Resources, Inc.................       27,264
    5,300      Freddie Mac.............................      312,965
      600      Golden West Financial Corp..............       43,086
      400      Greenpoint Financial Corp...............       18,072
    1,200      Hartford Financial Services Group,
                 Inc...................................       54,516
      200      Health Care Property Investors, Inc.....        7,660
    6,100      Hibernia Corp (Class A).................      117,364
    6,272      Highwoods Properties, Inc...............      138,611
    1,800      Household International, Inc............       50,058
      200      Instinet Group, Inc.....................          846
      200      iStar Financial, Inc....................        5,610
    5,400      JP Morgan Chase & Co....................      129,600
      900      Janus Capital Group, Inc................       11,763
    1,400      John Hancock Financial Services, Inc....       39,060
      400      Kimco Realty Corp.......................       12,256
      100      Legg Mason, Inc.........................        4,854

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   57

      Statement of Investments - LARGE-CAP VALUE FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
    4,496      Mack-Cali Realty Corp...................  $   136,229
      100      Marsh & McLennan Cos, Inc...............        4,621
   10,600      Max Re Capital Ltd......................      116,812
    3,000      Mercantile Bankshares Corp..............      115,770
      400      MGIC Investment Corp....................       16,520
    2,400      Morgan Stanley..........................       95,808
    2,700      National City Corp......................       73,764
      400      New Plan Excel Realty Trust.............        7,636
      300      New York Community Bancorp, Inc.........        8,664
      100      People's Bank...........................        2,514
    3,100      PMI Group, Inc..........................       93,124
      300      Protective Life Corp....................        8,256
      200      Raymond James Financial, Inc............        5,916
      100      Reckson Associates Realty Corp..........        2,105
      100      Regency Centers Corp....................        3,240
    1,100      Regions Financial Corp..................       36,696
      400      Roslyn Bancorp, Inc.....................        7,212
   12,000      Safeco Corp.............................      416,040
      600      Simon Property Group, Inc...............       20,442
    1,200      Sovereign Bancorp, Inc..................       16,860
    1,100      St. Paul Cos, Inc.......................       37,455
      100      Stancorp Financial Group, Inc...........        4,885
      300      T Rowe Price Group, Inc.................        8,184
    2,500      TCF Financial Corp......................      109,225
    4,600      *Travelers Property Casualty Corp (Class
                 B)....................................       67,390
   23,600      U.S. Bancorp............................      500,792
      500      United Dominion Realty Trust, Inc.......        8,180
   12,900      UnumProvident Corp......................      226,266
      300      Vornado Realty Trust....................       11,160
   10,800      Wachovia Corp...........................      393,552
      300      Washington Federal, Inc.................        7,455
    1,900      Washington Mutual, Inc..................       65,607
      200      Webster Financial Corp..................        6,960
    9,700      Wells Fargo & Co........................      454,639
                                                         -----------
               TOTAL FINANCIAL SERVICES                    6,778,647
                                                         -----------
 HEALTH CARE--5.67%
   11,800      Aetna, Inc..............................      485,216
    4,300      Bristol-Myers Squibb Co.................       99,545
    2,800      Merck & Co, Inc.........................      158,508
   18,100      Schering-Plough Corp....................      401,820
                                                         -----------
               TOTAL HEALTH CARE                           1,145,089
                                                         -----------
 OTHER--0.94%
      100      First Industrial Realty Trust, Inc......        2,800
    3,600      Honeywell International, Inc............       86,400
      300      Liberty Property Trust..................        9,582
      200      Pittston Brink's Group..................        3,696
    1,400      United Technologies Corp................       86,716
                                                         -----------
               TOTAL OTHER                                   189,194
                                                         -----------
 PRODUCER DURABLES--4.35%
    2,900      Caterpillar, Inc........................      132,588
    8,900      Cummins, Inc............................      250,357
    6,600      Deere & Co..............................      302,610
      600      Illinois Tool Works, Inc................       38,916
      200      Lafarge North America, Inc..............        6,570
    2,800      Pitney Bowes, Inc.......................       91,448
      400      W.W. Grainger, Inc......................       20,620
    1,500      Waste Management, Inc...................       34,380
                                                         -----------
               TOTAL PRODUCER DURABLES                       877,489
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--5.47%
   13,210      Advantest Corp (ADR)....................  $   141,743
       40      *Atmel Corp.............................           89
   10,725      Hewlett-Packard Co......................      186,186
    4,400      International Business Machines Corp....      341,000
   14,800      Motorola, Inc...........................      128,020
    5,300      *National Semiconductor Corp............       79,553
   25,900      *Solectron Corp.........................       91,945
   43,700      *Sun Microsystems, Inc..................      135,907
                                                         -----------
               TOTAL TECHNOLOGY                            1,104,443
                                                         -----------
 TRANSPORTATION--1.00%
    1,800      Burlington Northern Santa Fe Corp.......       46,818
    4,600      CSX Corp................................      130,226
      400      Union Pacific Corp......................       23,948
                                                         -----------
               TOTAL TRANSPORTATION                          200,992
                                                         -----------
 UTILITIES--13.76%
      600      Allegheny Energy, Inc...................        4,536
      400      Alliant Energy Corp.....................        6,620
      700      Ameren Corp.............................       29,099
    1,500      American Electric Power Co, Inc.........       40,995
   11,480      AT&T Corp...............................      299,743
    6,700      BellSouth Corp..........................      173,329
    1,300      Centerpoint Energy, Inc.................       11,050
      800      Cinergy Corp............................       26,976
      600      CMS Energy Corp.........................        5,664
      300      Consolidated Edison, Inc................       12,846
      600      DPL, Inc................................        9,204
      800      DTE Energy Co...........................       37,120
    2,200      Duke Energy Corp........................       42,988
    1,300      Dynegy, Inc (Class A)...................        1,534
   12,100      *Edison International...................      143,385
      700      Energy East Corp........................       15,463
    2,900      Entergy Corp............................      132,211
    3,200      Equitable Resources, Inc................      112,128
    1,600      Exelon Corp.............................       84,432
    1,300      FirstEnergy Corp........................       42,861
      800      FPL Group, Inc..........................       48,104
      300      Great Plains Energy, Inc................        6,864
      100      Idacorp, Inc............................        2,483
      400      KeySpan Corp............................       14,096
   30,187      *Level 3 Communications, Inc............      147,916
      200      Nicor, Inc..............................        6,806
      300      OGE Energy Corp.........................        5,280
      400      Pinnacle West Capital Corp..............       13,636
      800      PPL Corp................................       27,744
    1,100      Progress Energy, Inc....................       47,685
    1,000      Public Service Enterprise Group, Inc....       32,100
       46      *Reliant Resources, Inc.................          147
   13,900      SBC Communications, Inc.................      376,829
      900      Sempra Energy...........................       21,285
    3,400      Southern Co.............................       96,527
      800      TECO Energy, Inc........................       12,376
   17,100      Verizon Communications, Inc.............      662,625
    1,900      b Xcel Energy, Inc......................       20,900
                                                         -----------
               TOTAL UTILITIES                             2,775,587
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $19,341,494)                       20,094,146
                                                         -----------

 58  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - LARGE-CAP VALUE FUND - December 31, 2002
--------------------------------------------------------------------------------


                                                          VALUE
                                                          -----
               TOTAL PORTFOLIO--99.58%
                 (Cost $19,341,494)                      $20,094,146
               OTHER ASSETS & LIABILITIES, NET--0.42%         84,067
                                                         -----------
               NET ASSETS--100.00%                       $20,178,213
                                                         ===========

------------
*  Non-income producing
b  In bankruptcy

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $19,638,495. Net unrealized appreciation of portfolio investments aggregated $455,651 of which $819,676 related to appreciated portfolio investments and $364,025 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       See Notes To Financial Statements

                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   59

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
COMMON STOCK--99.69%
  AEROSPACE AND DEFENSE--0.69%
       600     AAR Corp................................  $     3,090
       500     *Armor Holdings, Inc....................        6,885
       400     *Aviall, Inc............................        3,220
       300     *DRS Technologies, Inc..................        9,399
       100     *Ducommun, Inc..........................        1,585
       200     *Dynamics Research Corp.................        2,802
       400     Engineered Support Systems, Inc.........       14,664
       100     Heico Corp..............................        1,061
       300     *Herley Industries, Inc.................        5,222
     1,300     *Hexcel Corp............................        3,900
       200     *Integrated Defense Technology, Inc.....        2,900
       400     Kaman Corp (Class A)....................        4,400
       100     *Ladish Co, Inc.........................          806
       400     *Moog, Inc (Class A)....................       12,416
     1,000     *Orbital Sciences Corp..................        4,220
     1,500     *Remec, Inc.............................        5,820
       200     *Sequa Corp (Class A)...................        7,822
     1,400     *Teledyne Technologies, Inc.............       21,952
       300     *Triumph Group, Inc.....................        9,582
       700     *United Defense Industries, Inc.........       16,310
       100     *Viasat, Inc............................        1,154
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                   139,210
                                                         -----------
 BASIC INDUSTRIES--7.80%
       300     *Aaon, Inc..............................        5,529
       500     *AEP Industries, Inc....................        6,535
     1,900     *Airgas, Inc............................       32,775
       600     Albany International Corp (Class A).....       12,396
       100     Alico, Inc..............................        2,660
       600     Amcol International Corp................        3,480
       200     American Woodmark Corp..................        9,500
       200     Ameron International Corp...............       11,030
       300     *Applied Films Corp.....................        5,997
       700     Arch Chemicals, Inc.....................       12,775
     1,700     Arch Coal, Inc..........................       36,703
       200     *Avatar Holdings, Inc...................        4,600
       100     *Baker (Michael) Corp...................        1,095
       700     *Brush Engineered Materials, Inc........        3,850
       400     *Buckeye Technologies, Inc..............        2,460
       500     Building Materials Holding Corp.........        7,150
       400     Butler Manufacturing Co.................        7,740
       100     *BWAY Corp..............................        1,978
     1,000     *Cabot Microelectronics Corp............       47,200
       800     Calgon Carbon Corp......................        3,952
       600     Cambrex Corp............................       18,126
       800     Caraustar Industries, Inc...............        7,584
     1,100     Carlisle Cos, Inc.......................       45,518
       600     Carpenter Technology Corp...............        7,470
       300     *Castle (A.M.) & Co.....................        1,365
       500     Centex Construction Products, Inc.......       17,575
       300     Century Aluminum Co.....................        2,223
     2,100     *Champion Enterprises, Inc..............        5,985
       200     Chemed Corp.............................        7,070
       100     Chesapeake Corp.........................        1,785
       800     Clarcor, Inc............................       25,816
       400     Cleveland-Cliffs, Inc...................        7,940
       800     *Collins & Aikman Corp..................        3,560
     2,600     *Comfort Systems U.S.A., Inc............        8,710
     1,300     Commercial Metals Co....................       21,112
     3,700     Crompton Corp...........................       22,015
     4,700     *Crown Cork & Seal Co, Inc..............       37,365
     1,600     *Cytec Industries, Inc..................       43,648

   SHARES                                                   VALUE
   ------                                                   -----
       200     Deltic Timber Corp......................  $     5,340
       600     *Dionex Corp............................       17,826
       100     *Dominion Homes, Inc....................        1,425
       200     *Drew Industries, Inc...................        3,210
     2,000     *Earthshell Corp........................        1,160
       500     ElkCorp.................................        8,650
       600     *EMCOR Group, Inc.......................       31,806
       100     *Encore Wire Corp.......................          905
       600     *Energy Conversion Devices, Inc.........        5,881
       800     Ferro Corp..............................       19,544
     1,100     *Fleetwood Enterprises, Inc.............        8,635
       700     Florida Rock Industries, Inc............       26,635
       600     *FMC Corp...............................       16,392
       800     *Foamex International, Inc..............        2,528
     1,000     Georgia Gulf Corp.......................       23,140
       100     Gibraltar Steel Corp....................        1,904
       100     Glatfelter..............................        1,316
     1,200     Granite Construction, Inc...............       18,600
     1,300     Great Lakes Chemical Corp...............       31,044
       400     Greif Brothers Corp (Class A)...........        9,520
       900     H.B. Fuller Co..........................       23,292
     2,800     *Hecla Mining Co........................       14,168
       600     *Hovnanian Enterprises, Inc (Class A)...       19,020
       900     *Imco Recycling, Inc....................        7,317
       600     *Insituform Technologies, Inc (Class
                 A)....................................       10,230
     1,600     *Integrated Electrical Services, Inc....        6,160
       300     *International Specialty Products,
                 Inc...................................        3,063
       200     Interpool, Inc..........................        3,212
       300     *Jarden Corp............................        7,161
     1,900     Lennox International, Inc...............       23,845
       300     *Liquidmetal Technologies...............        3,084
       100     *Lone Star Technologies, Inc............        1,489
     1,700     Longview Fibre Co.......................       12,291
     3,200     *Louisiana-Pacific Corp.................       25,792
       400     LSI Industries, Inc.....................        5,540
       400     *Lydall, Inc............................        4,540
       600     M/I Schottenstein Homes, Inc............       16,680
       800     MacDermid, Inc..........................       18,280
     2,400     Massey Energy Co........................       23,328
       200     *Material Sciences Corp.................        2,588
       400     *Mattson Technology, Inc................        1,144
       100     *Maui Land & Pineapple Co...............        1,584
       500     MDC Holdings, Inc.......................       19,130
       100     *Mestek, Inc............................        1,793
     1,700     Millennium Chemicals, Inc...............       16,184
       700     Minerals Technologies, Inc..............       30,205
       300     *Mobile Mini, Inc.......................        4,701
       400     *Modtech Holdings, Inc..................        3,880
       600     *Mueller Industries, Inc................       16,350
       700     *NCI Building Systems, Inc..............       15,274
       300     NL Industries, Inc......................        5,100
       300     *Nortek Holdings, Inc...................       13,725
       100     *Northwest Pipe Co......................        1,730
       100     *NS Group, Inc..........................          652
       400     Octel Corp..............................        6,320
     1,028     Olin Corp...............................       15,985
     1,300     *Omnova Solutions, Inc..................        5,239
       900     *Oregon Steel Mills, Inc................        3,618
       300     *Osmonics, Inc..........................        5,082
       200     *Palm Harbor Homes, Inc.................        3,494
       200     Penford Corp............................        2,818
       300     Penn Engineering & Manufacturing Corp...        3,195
       400     Penn Virginia Corp......................       14,540

 60  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 BASIC INDUSTRIES--(CONTINUED)
       400     *Penwest Pharmaceuticals Co.............  $     4,240
     1,700     PolyOne Corp............................        6,664
       100     Pope & Talbot, Inc......................        1,426
       600     Potlatch Corp...........................       14,328
       200     Quaker Chemical Corp....................        4,640
       400     Quanex Corp.............................       13,400
       800     Reliance Steel & Aluminum Co............       16,672
       300     Roanoke Electric Steel Corp.............        2,850
       100     Rock-Tenn Co (Class A)..................        1,348
       400     Royal Gold, Inc.........................        9,968
       600     *RTI International Metals, Inc..........        6,060
       400     Ryerson Tull, Inc.......................        2,440
       100     Schnitzer Steel Industries, Inc (Class
                 A)....................................        2,090
       900     Schulman (A.), Inc......................       16,749
       500     *Silgan Holdings, Inc...................       12,340
       400     *Simpson Manufacturing Co, Inc..........       13,160
       200     Skyline Corp............................        5,900
     3,400     Solutia, Inc............................       12,342
       400     Southern Peru Copper Corp...............        5,760
       300     Spartech Corp...........................        6,189
       600     Standard-Pacific Corp...................       14,850
       600     *Steel Dynamics, Inc....................        7,218
     1,200     *Stillwater Mining Co...................        6,420
     1,000     *Terra Industries, Inc..................        1,530
       700     Texas Industries, Inc...................       17,010
       700     Tredegar Corp...........................       10,500
       100     Tremont Corp............................        2,980
       200     *Trex Co, Inc...........................        7,060
       700     *U.S. Concrete, Inc.....................        3,829
       800     Universal Forest Products, Inc..........       17,057
       500     *URS Corp...............................        7,115
     2,800     USEC, Inc...............................       16,856
     2,100     b*USG Corp..............................       17,745
     1,000     Watsco, Inc.............................       16,380
       900     Wausau-Mosinee Paper Corp...............       10,098
       200     *WCI Communities, Inc...................        2,040
       400     WD-40 Co................................       10,568
     1,000     Wellman, Inc............................       13,490
       300     West Pharmaceutical Services, Inc.......        7,320
       100     *William Lyon Homes, Inc................        2,183
     2,600     Worthington Industries, Inc.............       39,624
     5,100     *WR Grace & Co..........................        9,996
                                                         -----------
               TOTAL BASIC INDUSTRIES                      1,562,991
                                                         -----------
 CONSUMER CYCLICAL--11.56%
       100     *1-800 Contacts, Inc....................        2,757
       300     Aaron Rents, Inc........................        6,561
       900     *Acacia Research - Acacia
                 Technologies..........................        2,169
     2,200     *Acclaim Entertainment, Inc.............        1,452
       300     *Acme Communication, Inc................        2,391
       400     Action Performance Cos, Inc.............        7,600
       500     Advanced Marketing Services, Inc........        7,350
       400     *Aeropostale, Inc.......................        4,228
       400     *AFC Enterprises, Inc...................        8,404
       100     *Aftermarket Technology Corp............        1,450
     1,400     *Alliance Gaming Corp...................       23,842
       700     *AMC Entertainment, Inc.................        6,195
       400     *Amerco, Inc............................        1,768
       200     *Ameristar Casinos, Inc.................        2,820
       300     Angelica Corp...........................        6,195
     1,400     *AnnTaylor Stores Corp..................       28,588
     1,500     Apogee Enterprises, Inc.................       13,427
       600     Arctic Cat, Inc.........................        9,600

   SHARES                                                   VALUE
   ------                                                   -----
       800     *Argosy Gaming Co.......................  $    15,144
       100     *Ascent Media Group, Inc................          112
     1,000     *Aztar Corp.............................       14,280
       900     *Bally Total Fitness Holding Corp.......        6,381
       400     Bandag, Inc.............................       15,472
       300     Barnes Group, Inc.......................        6,105
       100     Bassett Furniture Industries, Inc.......        1,432
       200     *Beasley Broadcast Group, Inc (Class
                 A)....................................        2,392
       200     *Bebe Stores, Inc.......................        2,680
       100     *Benihana, Inc (Class A)................        1,350
       500     Blair Corp..............................       11,660
     1,200     Bob Evans Farms, Inc....................       28,020
       900     *Boca Resorts, Inc (Class A)............        9,630
     1,400     Bowne & Co, Inc.........................       16,730
     1,000     *Boyd Gaming Corp.......................       14,050
       700     *Boyds Collection Ltd...................        4,655
       300     *Brookstone, Inc........................        4,338
       700     Brown Shoe Co, Inc......................       16,681
       200     *Buca, Inc..............................        1,664
       200     *Buckle, Inc............................        3,600
       700     Burlington Coat Factory Warehouse
                 Corp..................................       12,565
       300     Bush Industries, Inc (Class A)..........        1,452
       400     *California Pizza Kitchen, Inc..........       10,080
       100     *Carmike Cinemas, Inc...................        1,965
       400     Cascade Corp............................        6,380
       400     Cato Corp (Class A).....................        8,636
       500     *Central Garden & Pet Co................        9,255
       200     *Championship Auto Racing Teams, Inc....          740
       200     *Champps Entertainment, Inc.............        1,902
       100     *Charlotte Russe Holding, Inc...........        1,061
     3,800     *Charming Shoppes, Inc..................       15,884
       700     *Checkers Drive-In Restaurant...........        4,382
       100     *Cherokee, Inc..........................        1,460
       100     *Chicago Pizza & Brewery, Inc...........          690
       500     *Children's Place Retail Stores, Inc....        5,320
       700     *Choice Hotels International, Inc.......       15,890
       800     *Christopher & Banks Corp...............       16,600
       200     Churchill Downs, Inc....................        7,636
     1,500     *CKE Restaurants, Inc...................        6,450
     1,500     Claire's Stores, Inc....................       33,105
       400     Coachmen Industries, Inc................        6,320
       100     *Coldwater Creek, Inc...................        1,920
       400     *Cole National Corp.....................        4,560
       500     CPI Corp................................        7,245
       300     *Cross Media Marketing Corp.............          165
       600     *Crown Media Holdings, Inc (Class A)....        1,356
       300     *CSS Industries, Inc....................        9,930
       400     *Culp, Inc..............................        3,400
       400     *Dave & Buster's, Inc...................        3,460
     1,100     *Department 56, Inc.....................       14,190
       400     *DHB Industries, Inc....................          664
       600     *Dollar Thrifty Automotive Group, Inc...       12,690
       300     Dover Downs Gaming & Entertainment,
                 Inc...................................        2,727
       100     Dover Motorsport, Inc...................          465
     1,000     *Dress Barn, Inc........................       13,300
       300     *Dura Automotive Systems, Inc...........        3,012
       400     *Elizabeth Arden, Inc...................        5,920
     1,000     Equity Inns, Inc........................        6,020
       100     *Escalade, Inc..........................        2,000
     1,200     *EUniverse, Inc.........................        6,816
       800     Factset Research Systems, Inc...........       22,616
       400     *Finish Line, Inc (Class A).............        4,220
       100     Fisher Communications, Inc..............        5,272

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   61

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
     1,000     *Footstar, Inc..........................  $     6,960
       700     *Fossil, Inc............................       14,238
       700     Fred's, Inc.............................       17,990
       100     Friedman's, Inc (Class A)...............          868
       600     G & K Services, Inc (Class A)...........       21,241
       600     *Gaylord Entertainment Co...............       12,360
       500     GenCorp, Inc............................        3,960
       700     *Genesco, Inc...........................       13,041
       600     *Goody's Family Clothing, Inc...........        2,664
       200     Gray Television, Inc (Class A)..........        2,370
       600     *Group 1 Automotive, Inc................       14,328
       400     *GSI Commerce, Inc......................        1,460
       300     *Guess?, Inc............................        1,257
       300     *Guitar Center, Inc.....................        4,968
       100     *Gulfmark Offshore, Inc.................        1,475
       800     *Gymboree Corp..........................       12,688
       500     Hancock Fabrics, Inc....................        7,625
     1,100     *Handleman Co...........................       12,650
       800     *Harris Interactive, Inc................        2,360
       400     Haverty Furniture Cos, Inc..............        5,560
       200     *Hibbett Sporting Goods, Inc............        4,784
       400     Hollinger International, Inc............        4,064
       300     *Hollywood Casino Corp (Class A)........        3,684
     1,300     *Hollywood Entertainment Corp...........       19,630
     1,000     *Hot Topic, Inc.........................       22,880
       600     *iDine Rewards Network, Inc.............        6,372
       400     *IHOP Corp..............................        9,600
       200     *IMPCO Technologies, Inc................          938
       200     *Information Holdings, Inc..............        3,104
     1,600     *Insight Communications Co, Inc.........       19,808
     1,900     Intermet Corp...........................        7,980
     1,700     *Intertan, Inc..........................       12,155
       400     *Isle Of Capri Casinos, Inc.............        5,296
     1,200     *Jack In The Box, Inc...................       20,748
       200     *Jakks Pacific, Inc.....................        2,694
       600     *Jo-Ann Stores, Inc (Class A)...........       13,782
       300     *Johnson Outdoors, Inc (Class A)........        2,961
     1,100     *Journal Register Co....................       19,558
       900     *K2, Inc................................        8,460
       800     Kellwood Co.............................       20,800
       200     *Kenneth Cole Productions, Inc (Class
                 A)....................................        4,060
       300     *Keystone Automotive Industries, Inc....        4,506
     1,000     Kimball International, Inc (Class B)....       14,250
       600     *Kirby Corp.............................       16,434
    16,400     b*Kmart Corp............................        3,280
       600     *Kroll, Inc.............................       11,448
       300     K-Swiss, Inc (Class A)..................        6,513
       400     Landry's Restaurants, Inc...............        8,496
       400     LaSalle Hotel Properties................        5,600
       600     Libbey, Inc.............................       15,600
       900     *Linens 'n Things, Inc..................       20,340
       300     *Lodgenet Entertainment Corp............        3,204
       900     Lone Star Steakhouse & Saloon, Inc......       17,406
       500     *Luby's, Inc............................        1,455
       400     Marcus Corp.............................        5,680
       200     Marine Products Corp....................        1,970
       200     *Martha Stewart Living Omnimedia, Inc
                 (Class A).............................        1,974
       200     *Maxwell Shoe Co, Inc (Class A).........        2,324
     1,800     *Mediacom Communications Corp...........       15,858
       300     *Medis Technologies Ltd.................        1,500
     1,200     *Men's Wearhouse, Inc...................       20,580
       500     *Metro One Telecommunications, Inc......        3,225

   SHARES                                                   VALUE
   ------                                                   -----
       600     *Micros Systems, Inc....................  $    13,452
       200     Midas, Inc..............................        1,286
       600     *Midway Games, Inc......................        2,502
     1,300     Modine Manufacturing Co.................       22,984
       500     *Monaco Coach Corp......................        8,275
       100     *Monarch Casino & Resort, Inc...........        1,373
       100     *Monro Muffler Brake, Inc...............        1,690
       200     *Mossimo, Inc...........................        1,100
       200     *Mothers Work, Inc......................        7,046
       500     *Movie Gallery, Inc.....................        6,500
       300     *MTR Gaming Group, Inc..................        2,388
       300     *Multimedia Games, Inc..................        8,238
       600     Myers Industries, Inc...................        6,420
       100     National Presto Industries, Inc.........        2,938
     1,300     *Nautica Enterprises, Inc...............       14,443
     1,500     *Nautilus Group, Inc....................       20,040
       200     *Netratings, Inc........................        1,440
       800     *Oakley, Inc............................        8,216
       400     *O'Charley's, Inc.......................        8,212
       500     Oshkosh B'gosh, Inc (Class A)...........       14,025
       600     Oshkosh Truck Corp......................       36,900
       200     Oxford Industries, Inc..................        5,130
       500     *P.F. Chang's China Bistro, Inc.........       18,150
     1,350     *Pacific Sunwear Of California, Inc.....       23,882
       700     *Panera Bread Co (Class A)..............       24,367
       800     *Papa John's International, Inc.........       22,304
       400     *Parkervision, Inc......................        3,264
       900     *Payless Shoesource, Inc................       46,323
       400     *Penn National Gaming, Inc..............        6,344
       500     *Penton Media, Inc......................          340
       900     Phillips-Van Heusen Corp................       10,404
     1,100     *Pinnacle Entertainment, Inc............        7,623
     1,900     *Pinnacle Systems, Inc..................       25,859
       400     *PLATO Learning, Inc....................        2,376
       300     *Playboy Enterprises, Inc (Class B).....        3,039
     2,200     *Presstek, Inc..........................       10,142
       100     *Pricesmart, Inc........................        2,323
       500     *Prime Hospitality Corp.................        4,075
     4,100     *Primedia, Inc..........................        8,446
       300     *Private Media Group, Inc...............          975
       300     Pulitzer, Inc...........................       13,485
       100     *Quaker Fabric Corp.....................          695
       600     *Quiksilver, Inc........................       15,996
       200     *Racing Champions Ertl Corp.............        2,730
       600     *Rare Hospitality International, Inc....       16,572
     1,100     *Raytech Corp...........................        6,270
     1,200     *Regent Communications, Inc.............        7,092
     1,500     Regis Corp..............................       38,985
       500     *Resources Connection, Inc..............       11,605
       200     *Rex Stores Corp........................        2,042
       200     Riviana Foods, Inc......................        5,404
       800     Russell Corp............................       13,392
     1,800     *Ryan's Family Steak Houses, Inc........       20,430
       400     *Saga Communications, Inc (Class A).....        7,600
       300     *Salem Communications Corp (Class A)....        7,491
       600     *Salton, Inc............................        5,772
       200     Schawk, Inc.............................        1,982
       700     *Scientific Games Corp (Class A)........        5,082
       700     *SCP Pool Corp..........................       20,440
       200     *Shoe Carnival, Inc.....................        2,802
     1,700     *ShopKo Stores, Inc.....................       21,165
       800     *Shuffle Master, Inc....................       15,288
       900     *Sinclair Broadcast Group, Inc (Class
                 A)....................................       10,467

 62  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
     1,800     *Sirius Satellite Radio, Inc............  $     1,152
       300     Smith (A.O.) Corp.......................        8,103
     1,200     *Sonic Corp.............................       24,588
     1,100     *Sotheby's Holdings, Inc (Class A)......        9,900
     1,100     *Spanish Broadcasting System, Inc (Class
                 A)....................................        7,920
       500     Spartan Motors, Inc.....................        5,690
       400     Speedway Motorsports, Inc...............       10,312
       700     *Sports Resorts International, Inc......        4,109
       700     *Stage Stores, Inc......................       14,728
       200     Standard Motor Products, Inc............        2,600
       200     *Stanley Furniture Co, Inc..............        4,650
     1,200     *Station Casinos, Inc...................       21,240
       800     *Stein Mart, Inc........................        4,880
       300     *Steven Madden Ltd......................        5,421
       900     *Stoneridge, Inc........................       10,710
     2,100     Stride Rite Corp........................       15,057
       200     Sturm Ruger & Co, Inc...................        1,914
       700     Superior Industries International,
                 Inc...................................       28,952
       800     *Sylvan Learning Systems, Inc...........       13,120
       500     Tanger Factory Outlet Centers, Inc......       15,500
       500     *TBC Corp...............................        6,005
     1,400     *Tenneco Automotive, Inc................        5,656
     1,200     *The Sports Authority, Inc..............        8,400
       900     *The Steak n Shake Co...................        9,000
       300     *Thomas Nelson, Inc.....................        3,006
       600     Thor Industries, Inc....................       20,658
     1,150     *THQ, Inc...............................       15,238
       800     *Too, Inc...............................       18,816
       500     *Topps Co, Inc..........................        4,350
     2,000     *Tower Automotive, Inc..................        9,000
       100     *Tropical Sportswear International
                 Corp..................................          897
     1,800     *Unifi, Inc.............................        9,450
     1,000     *Universal Electronics, Inc.............        9,740
       300     *Urban Outfitters, Inc..................        7,071
       300     *Vail Resorts, Inc......................        4,551
       700     *Vans, Inc..............................        3,976
       600     *Vastera, Inc...........................        3,391
       700     *Wabash National Corp...................        5,866
       100     *West Marine, Inc.......................        1,369
     1,300     *Westpoint Stevens, Inc.................          767
       500     *Wet Seal, Inc (Class A)................        5,381
       700     *Wilsons The Leather Experts, Inc.......        3,500
       400     Winnebago Industries, Inc...............       15,692
     1,400     *WMS Industries, Inc....................       20,972
     2,400     Wolverine World Wide, Inc...............       36,264
       500     Woodward Governor Co....................       21,750
     1,000     *World Wrestling Federation
                 Entertainment, Inc....................        8,050
     1,200     *XM Satellite Radio Holdings, Inc.......        3,228
       300     *Young Broadcasting, Inc (Class A)......        3,951
     1,100     *Zomax, Inc.............................        4,675
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     2,316,795
                                                         -----------
 CONSUMER NON-CYCLICAL--5.37%
       700     *1-800-Flowers.com, Inc (Class A).......        4,375
     1,400     *7-Eleven, Inc..........................       10,500
       400     *AC Moore Arts & Crafts, Inc............        5,084
       400     *American Italian Pasta Co (Class A)....       14,392
       400     *Applica, Inc...........................        2,000
       200     *Asbury Automotive Group, Inc...........        1,682
       900     *Aurora Foods, Inc......................          702
     1,200     Blyth, Inc..............................       32,112
       300     *Boston Beer Co, Inc (Class A)..........        4,290
     1,100     *Cadiz, Inc.............................          605

   SHARES                                                   VALUE
   ------                                                   -----
     1,200     Casey's General Stores, Inc.............  $    14,652
     1,300     *Chiquita Brands International, Inc.....       17,238
       100     Coca-Cola Bottling Co Consolidated......        6,451
     1,100     Corn Products International, Inc........       33,143
       600     *Cost Plus, Inc.........................       17,202
       200     Deb Shops, Inc..........................        4,442
       105     *DEL Laboratories, Inc..................        2,121
     5,300     *Del Monte Foods Co.....................       40,810
     1,600     Delta & Pine Land Co....................       32,656
     1,200     DIMON, Inc..............................        7,200
       900     *Drugstore.Com, Inc.....................        2,160
       700     *Duane Reade, Inc.......................       11,900
       300     *Electronics Boutique Holdings Corp.....        4,743
       400     *Factory 2-U Stores, Inc................        1,364
       300     *FAO, Inc...............................          141
       100     Farmer Brothers Co......................       30,900
       600     *Finlay Enterprises, Inc................        7,236
     1,400     Fleming Cos, Inc........................        9,198
       800     Flowers Foods, Inc......................       15,608
       600     *FTI Consulting, Inc....................       24,090
       100     *Gaiam, Inc.............................        1,037
       200     *Galyans Trading Co, Inc................        2,000
       200     *Gart Sports Co.........................        3,870
       600     *Great Atlantic & Pacific Tea Co, Inc...        4,836
       100     *Green Mountain Coffee, Inc.............        1,511
       700     *Hain Celestial Group, Inc..............       10,640
       200     *Horizon Organic Holding Corp...........        3,238
       900     Hughes Supply, Inc......................       24,588
       400     Ingles Markets, Inc (Class A)...........        4,708
     1,100     *Insight Enterprises, Inc...............        9,141
       100     Inter Parfums, Inc......................          774
     1,200     Interface, Inc (Class A)................        3,684
       500     *International Multifoods Corp..........       10,595
     1,900     Interstate Bakeries Corp................       28,975
       200     *J & J Snack Foods Corp.................        7,142
     1,200     J.M. Smucker Co.........................       47,772
       600     *Jill (J.) Group, Inc...................        8,388
       800     Lance, Inc..............................        9,471
       300     *Lithia Motors, Inc (Class A)...........        4,707
     1,100     Longs Drug Stores Corp..................       22,814
       200     *MarineMax, Inc.........................        2,362
     1,100     *Marvel Enterprises, Inc................        9,878
       300     *Monterey Pasta Co......................        1,125
       300     Movado Group, Inc.......................        5,643
       300     Nash Finch Co...........................        2,319
       200     *National Beverage Corp.................        3,060
       800     Nature's Sunshine Products, Inc.........        7,768
     1,300     *NBTY, Inc..............................       22,854
       200     *NetFlix, Inc...........................        2,202
     1,000     Nu Skin Enterprises, Inc (Class A)......       11,970
     5,000     *OfficeMax, Inc.........................       25,000
       800     Oneida Ltd..............................        8,824
       100     *Overstock.com, Inc.....................        1,300
       200     *Party City Corp........................        2,400
     1,500     *Pathmark Stores, Inc...................        7,605
       300     *PC Connection, Inc.....................        1,521
       100     *Peets Coffee & Tea, Inc................        1,413
       300     *Penn Traffic Co........................        1,050
     1,400     Pep Boys-Manny Moe & Jack...............       16,240
     2,100     *Perrigo Co.............................       25,515
       400     Pilgrim's Pride Corp (Class B)..........        3,280
       800     *Playtex Products, Inc..................        7,904
     3,900     *Priceline.com, Inc.....................        6,240

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   63

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
       200     *Princeton Review, Inc..................  $       990
       900     *Ralcorp Holdings, Inc..................       22,626
       400     *Restoration Hardware, Inc..............        2,004
       200     *Revlon, Inc (Class A)..................          612
       300     *Robert Mondavi Corp (Class A)..........        9,300
     1,100     Ruddick Corp............................       15,059
       300     Russ Berrie & Co, Inc...................       10,134
       100     Sanderson Farms, Inc....................        2,091
       400     Schweitzer-Mauduit International, Inc...        9,800
        30     Seaboard Corp...........................        7,200
       500     *Seminis, Inc (Class A).................        1,440
     1,300     Sensient Technologies Corp..............       29,211
       200     *Sharper Image Corp.....................        3,486
       200     *Skechers U.S.A., Inc (Class A).........        1,698
       400     *Smart & Final, Inc.....................        2,080
     2,200     *Stamps.com, Inc........................       10,274
       200     Standard Commercial Corp................        3,620
       200     *Steinway Musical Instruments, Inc......        3,254
       300     Stepan Co...............................        7,500
       300     *Summit America Television, Inc.........          801
       200     Tasty Baking Co.........................        1,740
     1,000     *The Bombay Co, Inc.....................        5,000
       400     Thomas Industries, Inc..................       10,424
       400     *Tractor Supply Co......................       15,040
       600     *Trans World Entertainment Corp.........        2,178
       400     *Triarc Cos, Inc........................       10,496
       800     *Tuesday Morning Corp...................       13,680
     1,600     Tupperware Corp.........................       24,128
       500     *Tweeter Home Entertainment Group,
                 Inc...................................        2,890
       400     *United Auto Group, Inc.................        4,988
       500     *United Natural Foods, Inc..............       12,675
       800     Universal Corp..........................       29,568
       600     *Valuevision International, Inc (Class
                 A)....................................        8,988
       600     Vector Group Ltd........................        6,972
       300     *Virbac Corp............................        1,683
       400     *Water Pik Technologies, Inc............        2,940
       200     Weis Markets, Inc.......................        6,210
       300     *Whitehall Jewellers, Inc...............        2,850
       500     *Wild Oats Markets, Inc.................        5,160
     1,200     *Yankee Candle Co, Inc..................       19,200
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 1,076,351
                                                         -----------
 ENERGY--3.52%
       300     *3TEC Energy Corp.......................        4,257
       200     *Atwood Oceanics, Inc...................        6,020
       600     Berry Petroleum Co (Class A)............       10,230
     1,300     Cabot Oil & Gas Corp (Class A)..........       32,214
     1,200     *Cal Dive International, Inc............       28,200
       300     CARBO Ceramics, Inc.....................       10,110
     4,600     Chesapeake Energy Corp..................       35,604
       700     *Comstock Resources, Inc................        6,503
       700     *Denbury Resources, Inc.................        7,910
       500     *Dril-Quip, Inc.........................        8,450
       300     *Encore Acquisition Co..................        5,526
       500     *Energy Partners Ltd....................        5,350
       500     *Evergreen Resources, Inc...............       22,425
       400     *Exploration Co Of Delaware, Inc........        1,192
       800     Frontier Oil Corp.......................       13,776
       500     Getty Realty Corp.......................        9,475
     1,300     *Global Industries Ltd..................        5,421
     6,600     *Grey Wolf, Inc.........................       26,334
       300     *Gulf Island Fabrication, Inc...........        4,875
     1,500     *Hanover Compressor Co..................       13,770

   SHARES                                                   VALUE
   ------                                                   -----
     1,200     *Harvest Natural Resources, Inc.........  $     7,920
       300     Holly Corp..............................        6,555
       200     *Horizon Offshore, Inc..................          996
       300     *Houston Exploration Co.................        9,180
       300     *Hydril Co..............................        7,071
     3,400     *Input/Output, Inc......................       14,450
     1,900     *Key Energy Services, Inc...............       17,043
       200     Lufkin Industries, Inc..................        4,690
       900     *Magnum Hunter Resources, Inc...........        5,355
       800     *Maverick Tube Corp.....................       10,424
     1,000     *Meridian Resource Corp.................          900
       600     *Nuevo Energy Co........................        6,660
       800     *Oceaneering International, Inc.........       19,792
     3,100     *Parker Drilling Co.....................        6,882
       900     Patina Oil & Gas Corp...................       28,485
       100     *Petroleum Helicopters (Vote)...........        2,964
       900     *Plains Exploration and Production Co...        8,775
       900     *Plains Resources, Inc..................       10,665
       300     *Prima Energy Corp......................        6,708
     1,800     *Range Resources Corp...................        9,720
       400     *Remington Oil & Gas Corp...............        6,564
       300     RPC, Inc................................        3,480
       700     *Seacor Smit, Inc.......................       31,150
       800     *Spinnaker Exploration Co...............       17,640
     1,100     St. Mary Land & Exploration Co..........       27,500
       600     *Stone Energy Corp......................       20,016
     1,500     *Superior Energy Services, Inc..........       12,300
       500     *Swift Energy Co........................        4,835
     2,000     *Tesoro Petroleum Corp..................        9,040
     1,100     *Tom Brown, Inc.........................       27,610
       300     *Transmontaigne, Inc....................        1,392
       500     *Trico Marine Services, Inc.............        1,665
     1,200     *Unit Corp..............................       22,260
       800     *Universal Compression Holdings, Inc....       15,304
        66     Unocal Corp.............................        2,018
       900     *Veritas DGC, Inc.......................        7,110
     1,800     Vintage Petroleum, Inc..................       18,990
       800     *Westport Resources Corp................       16,640
       400     *W-H Energy Services, Inc...............        5,836
       600     World Fuel Services Corp................       12,300
                                                         -----------
               TOTAL ENERGY                                  706,527
                                                         -----------
 FINANCIAL SERVICES--23.18%
       400     1st Source Corp.........................        6,700
       300     ABC Bancorp.............................        3,885
       300     Acadia Realty Trust.....................        2,226
       900     Advanta Corp (Class A)..................        8,083
       400     Alabama National Bancorp................       17,400
       400     Alexandria Real Estate Equities, Inc....       17,040
     1,100     Alfa Corp...............................       13,212
       100     Allegiant Bancorp, Inc..................        1,823
       800     Amcore Financial, Inc...................       17,360
     1,300     American Capital Strategies Ltd.........       28,067
       500     American Financial Holdings, Inc........       14,940
       100     American Home Mortgage Holdings, Inc....        1,100
       100     American National Bankshares, Inc.......        2,600
       900     *American Physicians Capital, Inc.......       16,929
     2,300     *Ameritrade Holding Corp................       13,018
       400     AMLI Residential Properties Trust.......        8,512
       700     Anchor Bancorp Wisconsin, Inc...........       14,525
     1,700     Anthracite Capital, Inc.................       18,530
       600     Anworth Mortgage Asset Corp.............        7,542
       600     Apex Mortgage Capital, Inc..............        3,924
       600     Argonaut Group, Inc.....................        8,850

 64  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       210     Arrow Financial Corp....................  $     6,462
       400     Associated Estates Realty Corp..........        2,700
       200     Baldwin & Lyons, Inc (Class B)..........        4,710
       400     Banc Corp...............................        3,104
       200     Bancfirst Corp..........................        9,400
       300     Bank Mutual Corp........................        6,939
       400     Bank Of Granite Corp....................        7,000
       200     Bank Of The Ozarks, Inc.................        4,688
     1,400     BankAtlantic Bancorp, Inc (Class A).....       13,230
       700     *Bankunited Financial Corp (Class A)....       11,326
       300     Banner Corp.............................        5,658
     2,100     b*Bay View Capital Corp.................       12,075
       300     *Beazer Homes U.S.A., Inc...............       18,180
       500     Bedford Property Investors, Inc.........       12,845
       200     Berkshire Hills Bancorp, Inc............        4,710
       200     *BKF Capital Group, Inc.................        3,530
       300     Boston Private Financial Holdings,
                 Inc...................................        5,958
       200     Bostonfed Bancorp, Inc..................        5,340
       500     Boykin Lodging Co.......................        4,665
       800     Brandywine Realty Trust.................       17,448
     2,300     Brookline Bancorp, Inc..................       27,370
       200     BSB Bancorp, Inc........................        4,194
       200     California First National Bancorp.......        2,560
       300     Camden National Corp....................        7,260
       700     Capital Automotive REIT.................       16,590
       200     Capital City Bank Group, Inc............        7,838
       100     Capitol Bancorp Ltd.....................        2,320
       300     Capstead Mortgage Corp..................        7,395
       500     Cascade Bancorp.........................        6,910
       900     Cash America International, Inc ........        8,568
       600     Cathay Bancorp, Inc ....................       22,794
       300     CB Bancshares, Inc .....................       12,756
       400     CBL & Associates Properties, Inc .......       16,020
       300     CCBT Financial Cos, Inc ................        7,704
       200     *CCC Information Services Group, Inc ...        3,550
       400     Center Trust, Inc ......................        3,120
       300     *Central Coast Bancorp..................        5,928
       200     Century Bancorp, Inc (Class A)..........        5,304
       500     *Ceres Group, Inc ......................          960
       500     CFS Bancorp, Inc .......................        7,150
       200     Charter Financial Corp..................        6,216
       900     Charter Municipal Mortgage Acceptance
                 Co....................................       15,633
       800     Chateau Communities, Inc ...............       18,400
       900     Chelsea Property Group, Inc ............       29,979
       600     Chemical Financial Corp.................       19,290
     1,000     Chittenden Corp.........................       25,480
       300     Citizens First Bancorp, Inc ............        6,318
       300     *Citizens, Inc .........................        2,250
       400     City Bank...............................        9,900
       400     City Holding Co.........................       11,300
       100     *Clark/Bardes, Inc .....................        1,925
       800     CNA Surety Corp.........................        6,280
       200     Coastal Bancorp, Inc ...................        6,470
       200     Coastal Financial Corp..................        2,728
       100     CoBiz, Inc .............................        1,485
       600     Colonial Properties Trust...............       20,364
       100     Columbia BanCorp .......................        2,203
       300     *Columbia Banking System, Inc ..........        3,783
       900     Commerce Group, Inc ....................       33,750
     1,800     Commercial Federal Corp.................       42,030
     1,400     Commercial Net Lease Realty, Inc .......       21,462
       400     Commonwealth Bancorp, Inc ..............       18,548

   SHARES                                                   VALUE
   ------                                                   -----
       200     Community Bank System, Inc .............  $     6,270
       300     Community Banks, Inc ...................        8,310
     1,400     Community First Bankshares, Inc ........       37,044
       440     Community Trust Bancorp, Inc ...........       11,062
       700     *CompuCredit Corp.......................        4,949
       400     Connecticut Bancshares, Inc ............       15,380
     1,400     Cornerstone Realty Income Trust, Inc ...       11,144
       400     Corporate Office Properties Trust.......        5,612
       300     Correctional Properties Trust...........        6,510
       600     *Corrections Corp Of America............       10,290
       400     Corus Bankshares, Inc ..................       17,464
       300     CPB, Inc ...............................        8,235
       800     Crawford & Co (Class B).................        4,000
       400     *Credit Acceptance Corp.................        2,552
     2,000     Crown American Realty Trust.............       18,400
       500     *CSK Auto Corp..........................        5,500
       800     CVB Financial Corp......................       20,344
       300     Delphi Financial Group, Inc (Class A)...       11,388
       900     Dime Community Bancshares...............       17,235
       800     East West Bancorp, Inc .................       28,864
       400     Eastgroup Properties, Inc ..............       10,200
       500     *Electro Rent Corp......................        6,061
       100     EMC Insurance Group, Inc ...............        1,787
       400     Entertainment Properties Trust..........        9,408
       300     Equity One, Inc ........................        4,005
       400     Essex Property Trust, Inc ..............       20,340
     1,000     *Euronet Worldwide, Inc ................        7,510
       400     F & M Bancorp...........................       12,800
       200     Farmers Capital Bank Corp...............        6,650
       500     FBL Financial Group, Inc (Class A)......        9,735
       600     FBR Asset Investment Corp...............       20,340
       300     Federal Agricultural Mortgage Corp
                 (Class C).............................        9,192
     1,400     Federal Realty Investment Trust.........       39,368
       700     FelCor Lodging Trust, Inc...............        8,008
       600     Fidelity Bankshares, Inc................       10,740
       300     *Financial Federal Corp.................        7,539
       200     Financial Industries Corp...............        2,848
       300     Financial Institutions, Inc.............        8,808
       300     First Bancorp (North Carolina)..........        7,053
     1,100     First Bancorp (Puerto Rico).............       24,860
       100     First Banks America, Inc................        4,054
       300     First Busey Corp (Class A)..............        6,918
     1,000     First Charter Corp......................       18,000
       300     First Citizens Bancshares, Inc (Class
                 A)....................................       28,980
     1,700     First Commonwealth Financial Corp.......       19,550
       200     First Community BanCorp ................        6,586
       400     First Community Bancshares, Inc.........       12,304
       200     First Defiance Financial Corp...........        3,780
       300     First Essex Bancorp, Inc................       10,020
       800     First Federal Capital Corp..............       15,447
     1,100     First Financial BanCorp ................       18,030
       499     First Financial Bankshares, Inc.........       18,962
       300     First Financial Corp (Indiana)..........       14,589
       400     First Financial Holdings, Inc...........        9,904
       300     First Indiana Corp......................        5,556
       100     First Merchants Corp....................        2,279
       330     First National Corp.....................        7,920
       500     First Niagara Financial Group, Inc......       13,060
       200     First Oak Brook Bancshares, Inc.........        6,284
       100     First Of Long Island Corp...............        3,650
       400     First Place Financial Corp..............        6,652
       500     *First Republic Bank....................        9,995
       900     First Sentinel Bancorp, Inc.............       12,951

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   65

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       100     First South Bancorp, Inc................  $     3,558
       100     First State BanCorp ....................        2,480
       200     Firstfed America Bancorp, Inc...........        4,970
       600     *FirstFed Financial Corp................       17,370
     1,000     Flagstar Bancorp, Inc...................       21,600
       500     Flushing Financial Corp.................        8,189
       300     FNB Corp (Virginia).....................        7,119
       400     *FPIC Insurance Group, Inc..............        2,760
       100     Franklin Financial Corp.................        2,293
     4,100     Fremont General Corp....................       18,409
       500     *Friedman, Billings, Ramsey Group,
                 Inc...................................        4,680
       500     Frontier Financial Corp.................       12,790
       200     *Gabelli Asset Management, Inc (Class
                 A)....................................        6,008
       800     Gables Residential Trust................       19,944
     2,600     *Gartner, Inc (Class A).................       23,920
       200     GBC BanCorp.............................        3,872
       315     German American BanCorp.................        4,898
       400     Glacier Bancorp, Inc....................        9,428
       300     Gladstone Capital Corp..................        4,941
       500     Glenborough Realty Trust, Inc...........        8,910
       800     Glimcher Realty Trust...................       14,200
       300     Gold Banc Corp, Inc.....................        2,976
       200     Granite State Bankshares, Inc...........        8,738
       300     Great American Financial Resources,
                 Inc...................................        5,160
       400     Great Lakes REIT, Inc...................        6,660
       200     Great Southern Bancorp, Inc.............        7,350
       600     Hancock Holding Co......................       26,790
       300     *Hanmi Financial Corp...................        5,031
       900     Harbor Florida Bancshares, Inc..........       20,268
     1,000     Harleysville Group, Inc.................       26,430
       400     Harleysville National Corp..............       10,688
       200     *Hawthorne Financial Corp...............        5,708
     1,500     Health Care REIT, Inc...................       40,575
     1,400     Healthcare Realty Trust, Inc............       40,950
       600     Heritage Property Investment Trust......       14,982
     1,000     Hilb, Rogal & Hamilton Co...............       40,900
       800     Home Properties Of New York, Inc........       27,560
     2,500     *Homestore, Inc.........................        2,125
     1,700     Hooper Holmes, Inc......................       10,438
     1,200     Horace Mann Educators Corp..............       18,396
     4,300     HRPT Properties Trust...................       35,432
       500     Hudson River Bancorp, Inc...............       12,375
       400     Humboldt Bancorp........................        4,200
       200     IberiaBank Corp.........................        8,032
       800     IMPAC Mortgage Holdings, Inc............        9,200
       100     Independence Holding Co.................        2,147
       300     Independent Bank Corp (Massachusetts)...        6,840
       425     Independent Bank Corp (Michigan)........       12,861
       300     Innkeepers U.S.A. Trust.................        2,298
       100     *Insignia Financial Group, Inc..........          725
       100     *Insurance Auto Auctions, Inc...........        1,659
       500     Integra Bank Corp.......................        8,910
       300     Interchange Financial Services Corp.....        4,830
       900     International Bancshares Corp...........       35,505
       700     Investors Real Estate Trust.............        6,986
     1,100     IRT Property Co.........................       13,057
       300     Irwin Financial Corp....................        4,950
     1,404     iShares Russell 2000 Index Fund.........      106,662
       200     *Itla Capital Corp......................        6,646
     1,900     *ITT Educational Services, Inc..........       44,745
     1,300     JDN Realty Corp.........................       14,235
       500     Jefferies Group, Inc....................       20,985

   SHARES                                                   VALUE
   ------                                                   -----
       900     *Jones Lang LaSalle, Inc................  $    13,842
       100     Kansas City Life Insurance Co...........        3,790
     1,000     Keystone Property Trust.................       16,970
       800     Kilroy Realty Corp......................       18,440
     2,700     *Knight Trading Group, Inc..............       12,933
       600     Koger Equity, Inc.......................        9,360
       600     Kramont Realty Trust....................        8,790
     3,100     *La Quinta Corp.........................       13,640
       315     Lakeland Bancorp, Inc...................        5,629
       200     Lakeland Financial Corp.................        4,690
     1,100     Landamerica Financial Group, Inc........       38,995
       300     *LendingTree, Inc.......................        3,864
       900     Lexington Corporate Properties Trust....       14,310
       600     Liberty Corp............................       23,280
       800     LNR Property Corp.......................       28,320
     1,000     *Local Financial Corp...................       14,650
       200     LSB Bancshares, Inc.....................        3,240
       300     LTC Properties, Inc.....................        2,016
       100     Macatawa Bank Corp......................        1,985
     1,400     Macerich Co.............................       43,050
       500     MAF Bancorp, Inc........................       16,965
       100     Main Street Banks, Inc..................        1,920
       210     MainSource Financial Group, Inc.........        5,042
       300     Manufactured Home Communities, Inc......        8,889
       300     MASSBANK Corp...........................        8,490
       300     MB Financial, Inc.......................       10,437
       700     MCG Capital Corp........................        7,518
       100     *MEEMIC Holdings, Inc...................        2,894
       200     Merchants Bancshares, Inc...............        4,508
       500     Meristar Hospitality Corp...............        3,300
       100     *Meritage Corp..........................        3,365
     2,300     Metris Cos, Inc.........................        5,681
     1,000     MFA Mortgage Investments, Inc...........        8,400
       300     Mid Atlantic Realty Trust...............        5,220
       400     Mid-America Apartment Communities,
                 Inc...................................        9,780
       300     Midland Co..............................        5,700
       700     Mid-State Bancshares....................       11,495
       300     Midwest Banc Holdings, Inc..............        5,685
     1,100     Mills Corp..............................       32,274
       400     Mission West Properties, Inc............        3,960
       100     Nara Bancorp, Inc.......................        2,077
       200     NASB Financial, Inc.....................        4,600
     1,200     National Health Investors, Inc..........       19,296
       200     National Health Realty, Inc.............        2,920
       525     National Penn Bancshares, Inc...........       13,939
       100     *National Western Life Insurance Co
                 (Class A).............................        9,600
     2,200     Nationwide Health Properties, Inc.......       32,846
       200     *Navigators Group, Inc..................        4,590
       200     NBC Capital Corp........................        5,040
     1,000     NBT Bancorp, Inc........................       17,070
       900     *NetBank, Inc...........................        8,712
       400     New Century Financial Corp..............       10,156
       300     Northwest Bancorp, Inc..................        4,437
       500     Novastar Financial, Inc.................       15,515
       100     *NYMAGIC, Inc...........................        1,945
       600     OceanFirst Financial Corp...............       13,470
     1,200     *Ocwen Financial Corp...................        3,360
       500     Odyssey Re Holdings Corp................        8,850
     1,400     *Ohio Casualty Corp.....................       18,130
       300     Old Second Bancorp, Inc.................       11,100
       300     Omega Financial Corp....................       10,755
       400     Oriental Financial Group, Inc...........        9,832
     1,300     Pacific Capital Bancorp.................       33,085

 66  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       600     Pacific Northwest Bancorp...............  $    15,000
       400     *Pacific Union Bank.....................        4,604
     1,100     Pan Pacific Retail Properties, Inc......       40,183
       200     Parkvale Financial Corp.................        4,610
       300     Parkway Properties, Inc.................       10,524
       200     Partners Trust Financial Group, Inc.....        3,224
       200     Peapack Gladstone Financial Corp........        6,850
       200     Pennfed Financial Services, Inc.........        5,430
       300     Pennrock Financial Services Corp........        8,325
       400     Pennsylvania Real Estate Investment
                 Trust.................................       10,400
       200     Peoples Bancorp, Inc....................        5,120
       200     Peoples Holding Co......................        8,150
       600     PFF Bancorp, Inc........................       18,750
       700     *Philadelphia Consolidated Holding
                 Corp..................................       24,780
       300     *Pico Holdings, Inc.....................        4,029
       400     PMA Capital Corp (Class A)..............        5,732
       200     Port Financial Corp.....................        8,924
     1,300     Post Properties, Inc....................       31,070
     1,100     Prentiss Properties Trust...............       31,108
     1,000     Presidential Life Corp..................        9,930
       100     *Price Legacy Corp......................          280
       200     PrivateBancorp, Inc.....................        7,570
       700     *ProAssurance Corp......................       14,700
       100     Prosperity Bancshares, Inc..............        1,900
       200     Provident Bancorp, Inc..................        6,210
     1,000     Provident Bankshares Corp...............       23,111
       400     PS Business Parks, Inc..................       12,720
       200     *Quaker City Bancorp, Inc...............        6,586
       300     R & G Financial Corp (Class B)..........        6,975
     1,000     RAIT Investment Trust...................       21,600
       700     Ramco-Gershenson Properties.............       13,825
       900     Realty Income Corp......................       31,500
       500     Redwood Trust, Inc......................       13,850
     2,350     Republic Bancorp, Inc...................       27,660
       200     Republic Bancorp, Inc (Class A)
                 (Kentucky)............................        2,254
       100     *Republic Bancshares, Inc...............        1,965
       600     Resource America, Inc (Class A).........        5,407
     1,400     RFS Hotel Investors, Inc................       15,204
       400     Riggs National Corp.....................        6,196
       900     RLI Corp................................       25,110
       200     Royal Bancshares Of Pennsylvania (Class
                 A)....................................        4,280
       800     S & T Bancorp, Inc......................       20,041
       200     S.Y. Bancorp, Inc.......................        7,420
       400     Sandy Spring Bancorp, Inc...............       12,600
       500     Santander Bancorp.......................        6,500
       200     Saul Centers, Inc.......................        4,760
       800     *Saxon Capital, Inc.....................       10,008
       300     Seacoast Banking Corp Of Florida........        5,652
       900     Seacoast Financial Services Corp........       18,010
       300     Second Bancorp, Inc.....................        7,950
       700     Selective Insurance Group, Inc..........       17,626
     1,400     Senior Housing Properties Trust.........       14,854
       300     Simmons First National Corp (Class A)...       10,995
       300     Sizeler Property Investors..............        2,787
        46     Sky Financial Group, Inc................          916
       700     SL Green Realty Corp....................       22,120
     2,100     *SoundView Technology Group, Inc........        3,150
     1,300     South Financial Group, Inc..............       26,858
       700     *Southwest Bancorp Of Texas, Inc........       20,167
       100     Southwest Bancorp, Inc..................        2,599
       400     Sovran Self Storage, Inc................       11,344
       200     St. Francis Capital Corp................        4,684

   SHARES                                                   VALUE
   ------                                                   -----
       500     State Auto Financial Corp...............  $     7,750
       200     State Bancorp, Inc......................        3,600
     2,200     Staten Island Bancorp, Inc..............       44,308
       240     Sterling Bancorp........................        6,317
       500     Sterling Bancshares, Inc................        6,110
       400     Sterling Financial Corp
                 (Pennsylvania)........................        9,460
       200     *Sterling Financial Corp (Spokane)......        3,764
     1,100     *Stewart Information Services Corp......       23,529
       400     Suffolk Bancorp.........................       12,648
       200     Summit Bancshares, Inc..................        3,900
       800     Summit Properties, Inc..................       14,240
       200     *Sun Bancorp, Inc (New Jersey)..........        2,660
       100     Sun Bancorp, Inc (Pennsylvania).........        1,828
       400     Sun Communities, Inc....................       14,628
       284     Superior Financial Corp.................        5,217
     1,200     Susquehanna Bancshares, Inc.............       25,009
       400     SWS Group, Inc..........................        5,424
       500     *Syntroleum Corp........................          865
     1,100     Taubman Centers, Inc....................       17,853
       600     Texas Regional Bancshares, Inc (Class
                 A)....................................       21,325
     1,800     Thornburg Mortgage, Inc.................       36,180
       200     Tompkins Trustco, Inc...................        8,820
       400     Town & Country Trust....................        8,440
       200     *Trammell Crow Co.......................        1,800
       100     *Transcontinental Realty Investors,
                 Inc...................................        1,764
       400     *Triad Guaranty, Inc....................       14,744
       100     Trico Bancshares........................        2,460
       300     Troy Financial Corp.....................        8,094
       500     Trust Co Of New Jersey..................       13,916
     1,100     Trustco Bank Corp NY....................       11,858
       600     U.S. Restaurant Properties, Inc.........        8,448
       400     U.S.B. Holding Co, Inc..................        7,080
       600     UCBH Holdings, Inc......................       25,470
     1,400     *UICI...................................       21,770
       400     UMB Financial Corp......................       15,304
       238     Umpqua Holdings Corp....................        4,344
       300     b*Union Acceptance Corp (Class A).......          186
       300     Union Bankshares Corp...................        8,175
     1,100     United Bankshares, Inc..................       31,967
       500     United Community Banks, Inc.............       12,185
     1,100     United Community Financial Corp.........        9,515
       300     United Fire & Casualty Co...............       10,035
       300     United National Bancorp.................        6,915
       500     *Universal American Financial Corp......        2,910
       300     Universal Health Realty Income Trust....        7,875
       700     Unizan Financial Corp...................       13,825
       200     Urstadt Biddle Properties, Inc (Class
                 A)....................................        2,216
       100     Value Line, Inc.........................        4,344
     1,000     Vesta Insurance Group, Inc..............        2,750
       200     Virginia Financial Group, Inc...........        5,960
     1,600     W Holding Co, Inc.......................       26,256
       200     Warwick Community Bancorp...............        5,666
     1,200     Washington Real Estate Investment
                 Trust.................................       30,600
       400     Washington Trust Bancorp, Inc...........        7,812
     1,600     Waypoint Financial Corp.................       28,480
       100     *Wellsford Real Properties, Inc.........        1,576
       400     Wesbanco, Inc...........................        9,356
       900     West Coast Bancorp......................       13,635
       300     Westcorp................................        6,300
       100     Westfield Financial, Inc................        1,550
       200     *WFS Financial, Inc.....................        4,182
       500     Willow Grove Bancorp, Inc...............        6,950
       400     Winston Hotels, Inc.....................        3,120

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   67

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       200     Wintrust Financial Corp.................  $     6,264
     1,100     *World Acceptance Corp..................        8,371
       300     WSFS Financial Corp.....................        9,891
     5,000     *Wyndham International, Inc (Class A)...        1,150
       200     Yardville National Bancorp..............        3,448
       100     Zenith National Insurance Corp..........        2,352
                                                         -----------
               TOTAL FINANCIAL SERVICES                    4,647,012
                                                         -----------
 HEALTH CARE--13.14%
       300     *aaiPharma, Inc.........................        4,206
     3,200     *Abgenix, Inc...........................       23,584
       300     *Abiomed, Inc...........................        1,092
       502     *Acacia Research - CombiMatrix..........        1,827
     2,100     *Adolor Corp............................       28,812
       200     *Advanced Neuromodulation Systems,
                 Inc...................................        7,020
     1,400     b*Advanced Tissue Sciences, Inc.........           57
       300     *Advisory Board Co/The..................        8,970
       100     *Aksys Ltd..............................          530
       400     *Alaris Medical, Inc....................        2,440
       500     *Albany Molecular Research, Inc.........        7,396
     1,400     *Alderwoods Group, Inc..................        6,636
     1,500     *Alexion Pharmaceuticals, Inc...........       21,180
       600     *Align Technology, Inc..................        1,657
     1,700     *Alkermes, Inc..........................       10,659
       700     *Alliance Imaging, Inc..................        3,710
       300     *Allos Therapeutics, Inc................        2,256
       300     *Allscripts Healthcare Solutions, Inc...          717
     1,000     Alpharma, Inc (Class A).................       11,910
       200     *American Healthways, Inc...............        3,500
       300     *American Medical Security Group, Inc...        4,194
       600     *American Medical Systems Holdings,
                 Inc...................................        9,726
       300     *American Pharmaceutical Partners,
                 Inc...................................        5,340
       300     *AMERIGROUP Corp........................        9,093
       500     *Ameripath, Inc.........................       10,750
       700     *Amsurg Corp............................       14,301
     2,000     *Amylin Pharmaceuticals, Inc............       32,280
     1,100     *Antigenics, Inc........................       11,264
       600     *Aphton Corp............................        2,334
     2,600     *Applera Corp (Celera Genomics Group)...       24,830
     1,000     *Applied Molecular Evolution............        2,050
     1,300     *Apria Healthcare Group, Inc............       28,912
       800     *Arena Pharmaceuticals, Inc.............        5,208
       100     *Ariad Pharmaceuticals, Inc.............          240
       600     *Arqule, Inc............................        1,830
       100     *Array Biopharma, Inc...................          555
       300     Arrow International, Inc................       12,201
       800     *Arthrocare Corp........................        7,880
       800     *Atherogenics, Inc......................        5,928
       700     *Atrix Laboratories, Inc................       10,737
     1,800     *AVANIR Pharmaceuticals (Class A).......        1,800
     1,200     *Avigen, Inc............................        6,852
       300     *Benthley Pharmaceuticals, Inc..........        2,415
     3,200     *Beverly Enterprises, Inc...............        9,120
     1,400     *BioMarin Pharmaceutical, Inc...........        9,870
       400     *Biopure Corp...........................        1,488
       700     *Bio-Rad Laboratories, Inc (Class A)....       27,090
       200     *Bio-Reference Labs, Inc................        1,234
       200     *Bioreliance Corp.......................        4,634
       300     *Biosite, Inc...........................       10,206
     1,800     *Bio-Technology General Corp............        5,762
       100     *Bone Care International, Inc...........          973
       200     *Bradley Pharmaceuticals, Inc...........        2,606
       400     *Britesmile, Inc........................          132

   SHARES                                                   VALUE
   ------                                                   -----
       300     *Bruker AXS, Inc........................  $       543
       300     *Bruker Daltonics, Inc..................        1,458
     1,767     *Caliper Technologies Corp..............        5,301
       300     *Cantel Medical Corp....................        3,798
       446     *Cardiac Science, Inc...................          986
       600     *Cardiodynamics International Corp......        1,842
     1,000     *Cell Genesys, Inc......................       11,151
     2,000     *Cell Therapeutics, Inc.................       14,540
       200     *Centene Corp...........................        6,718
       400     *Cepheid, Inc...........................        2,039
       999     *Cerus Corp.............................       21,479
       400     *Chattem, Inc...........................        8,220
       300     *Cholestech Corp........................        2,088
       500     *Cima Labs, Inc.........................       12,096
       400     *Ciphergen Biosystems, Inc..............        1,380
       300     *Closure Medical Corp...................        3,144
       500     *Cobalt Corp............................        6,900
       900     *Coherent, Inc..........................       17,955
       400     *Columbia Laboratories, Inc.............        1,344
       200     *Computer Programs & Systems, Inc.......        4,952
       400     *Conceptus, Inc.........................        4,792
       400     *Conmed Corp............................        7,836
       600     *Connetics Corp.........................        7,212
     1,000     Cooper Cos, Inc.........................       25,020
     1,500     *Corixa Corp............................        9,585
       400     *Corvel Corp............................       14,300
     2,000     *Covance, Inc...........................       49,180
     1,000     *Cross County, Inc......................       13,950
       400     *CryoLife, Inc..........................        2,732
     1,600     *Cubist Pharmaceuticals, Inc............       13,168
     2,900     *CuraGen Corp...........................       13,485
       100     *Curative Health Services, Inc..........        1,725
     1,400     *CV Therapeutics, Inc...................       25,508
       400     *Cyberonics, Inc........................        7,360
       300     D&K Healthcare Resources, Inc...........        3,072
       300     Datascope Corp..........................        7,440
       700     *Decode Genetics, Inc...................        1,295
       200     *Deltagen, Inc..........................           96
       600     *Dendrite International, Inc............        4,482
       300     *Dianon Systems, Inc....................       14,313
       100     *Digene Corp............................        1,146
       300     *Discovery Partners International,
                 Inc...................................          834
     1,200     *Diversa Corp...........................       10,860
       200     *DJ Orthopedics, Inc....................          752
       900     *Durect Corp............................        1,818
       300     *DVI, Inc...............................        2,265
     1,100     *Eclipsys Corp..........................        5,885
       600     *Embrex, Inc............................        6,677
       600     *Endo Pharmaceuticals Holdings, Inc.....        4,619
       200     *Endocardial Solutions, Inc.............          676
       300     *Endocare, Inc..........................        1,032
       700     *Enzo Biochem, Inc......................        9,800
     1,600     *Enzon, Inc.............................       26,752
       500     *Eon Labs, Inc..........................        9,455
       200     *EPIX Medical, Inc......................        1,446
       200     *eResearch Technology, Inc..............        3,350
       500     *Esperion Therapeutics, Inc.............        3,575
     1,400     *Exact Sciences Corp....................       15,162
       900     *Exelixis, Inc..........................        7,200
       500     *First Horizon Pharmaceutical...........        3,739
       800     *Gene Logic, Inc........................        5,032
       600     *Genencor International, Inc............        5,868
     1,400     *Genesis Health Ventures, Inc...........       21,630

 68  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
     2,000     *Genta, Inc.............................  $    15,380
       700     *Genzyme Corp (Biosurgery Division).....        1,785
     2,400     *Geron Corp.............................        8,640
       700     *Guilford Pharmaceuticals, Inc..........        2,786
       800     *Haemonetics Corp.......................       17,168
       600     *Hanger Orthopedic Group, Inc...........        7,890
       600     *Harvard Bioscience, Inc................        1,979
       300     *Healthcare Services Group..............        3,912
       500     *HealthExtras, Inc......................        2,025
       200     *HealthTronics Surgical Services, Inc...        1,602
       500     *Hologic, Inc...........................        6,105
       300     *ICU Medical, Inc.......................       11,190
     1,200     *Idexx Laboratories, Inc................       39,960
       500     *IDX Systems Corp.......................        8,515
       600     *Igen International, Inc................       25,710
     1,700     *Ilex Oncology, Inc.....................       12,002
       900     *Illumina, Inc..........................        3,033
     1,000     *I-many, Inc............................        1,420
     2,200     *ImClone Systems, Inc...................       23,366
       200     *Immucor, Inc...........................        4,050
     1,400     *Immunogen, Inc.........................        4,340
       900     Immunomedics, Inc.......................        4,158
       500     *Impath, Inc............................        9,860
     1,000     *Impax Laboratories, Inc................        4,010
       400     *Inamed Corp............................       12,320
     2,000     *Incyte Genomics, Inc...................        9,120
     3,500     *Inhale Therapeutic Systems, Inc........       28,280
       500     *Integra LifeSciences Holding...........        8,825
       400     *Integrated Silicon Solution, Inc.......        1,744
       700     *InterMune, Inc.........................       17,857
       100     *Interpore International................          640
       400     *Intuitive Surgical, Inc................        2,464
       800     Invacare Corp...........................       26,640
       200     *Inverness Medical Innovations, Inc.....        2,630
     1,200     *Isis Pharmaceuticals, Inc..............        7,908
       300     *Kendle International, Inc..............        2,640
       200     *Kensey Nash Corp.......................        3,654
       300     *Kindred Healthcare, Inc................        5,445
       500     *Kos Pharmaceuticals, Inc...............        9,500
       600     *Kosan Biosciences, Inc.................        3,642
       500     *KV Pharmaceutical Co (Class A).........       11,600
       100     *Kyphon, Inc............................          854
       300     *La Jolla Pharmaceutical Co.............        1,950
       100     *LabOne, Inc............................        1,772
       200     Landauer, Inc...........................        6,950
     1,100     *Lexicon Genetics, Inc..................        5,203
       300     *Lifecore Biomedical, Inc...............        2,574
       900     *Ligand Pharmaceuticals, Inc (Class
                 B)....................................        4,833
       500     *Luminex Corp...........................        2,055
       700     *Magellan Health Services, Inc..........          112
       100     *Martek Biosciences Corp................        2,516
       200     *Matria Healthcare, Inc.................        1,738
       700     *MAXIMUS, Inc...........................       18,270
     1,200     *Maxygen, Inc...........................        9,144
     1,300     *Medarex, Inc...........................        5,135
       200     *Medcath Corp...........................        2,000
       200     *Med-Design Corp........................        1,612
       300     *Medical Staffing Network Holdings,
                 Inc...................................        4,800
       400     *Medicines Co...........................        6,408
       300     *MedQuist, Inc..........................        6,078
       300     *MedSource Technologies, Inc............        1,947
       700     Mentor Corp.............................       26,950

   SHARES                                                   VALUE
   ------                                                   -----
       200     *Meridian Medical Technologies, Inc.....  $     8,880
       300     *Merit Medical Systems, Inc.............        5,976
       100     *MGI Pharma, Inc........................          725
       500     *MIM Corp...............................        2,900
       500     *Molecular Devices Corp.................        8,235
     1,300     *Mykrolis Corp..........................        9,490
       600     *Myriad Genetics, Inc...................        8,760
     1,200     *Nabi Biopharmaceuticals................        7,440
       600     *Napro Biotherapeutics, Inc.............          408
       900     *Nastech Pharmaceutical Co..............        7,695
       200     *National Healthcare Corp...............        3,500
       700     *Neoforma, Inc..........................        8,365
       300     *Neopharm, Inc..........................        3,042
       300     *Neose Technologies, Inc................        2,661
       900     *Neurocrine Biosciences, Inc............       41,094
       400     *Neurogen Corp..........................        1,452
       800     *Noven Pharmaceuticals, Inc.............        7,384
     1,000     *NPS Pharmaceuticals, Inc...............       25,170
       300     *Ocular Sciences, Inc...................        4,656
       300     *Odyssey HealthCare, Inc................       10,410
       400     *Omega Healthcare Investors, Inc........        1,496
       300     *Omnicell, Inc..........................          795
       200     *On Assignment, Inc.....................        1,704
       300     *Onyx Pharmaceuticals, Inc..............        1,743
       100     *Option Care, Inc.......................          796
       800     *OraSure Technologies, Inc..............        4,360
       600     *Orthologic Corp........................        2,166
     1,800     *OSI Pharmaceuticals, Inc...............       29,520
     1,000     Owens & Minor, Inc......................       16,420
     1,100     *Pacificare Health Systems, Inc.........       30,910
       300     *Pain Therapeutics, Inc.................          717
     1,000     *Parexel International Corp.............       10,990
       300     *PDI, Inc...............................        3,237
       800     *Pediatrix Medical Group, Inc...........       32,048
     2,500     *Peregrine Pharmaceuticals, Inc.........        1,950
       900     *Per-Se Technologies, Inc...............        8,072
       600     *Pharmaceutical Resources, Inc..........       17,880
       700     *Pharmacopeia, Inc......................        6,244
       300     *PolyMedica Corp........................        9,252
       500     *Possis Medical, Inc....................        9,000
       100     *Pozen, Inc.............................          515
       200     *PracticeWorks, Inc.....................        1,580
     2,800     *Praecis Pharmaceuticals, Inc...........        9,100
       400     *Prime Medical Services, Inc............        3,468
       800     *Priority Healthcare Corp (Class B).....       18,560
       200     *Progenics Pharmaceuticals..............        1,332
     3,500     *Protein Design Labs, Inc...............       29,750
     1,100     *Province Healthcare Co.................       10,703
       100     *Proxymed, Inc..........................        1,044
     2,300     *PSS World Medical, Inc.................       15,732
       200     *QMed, Inc..............................        1,252
       600     *Quadramed Corp.........................        1,572
       500     *Quidel Corp............................        1,735
       400     *Quovadx, Inc...........................          968
       800     *Radiologix, Inc........................        1,848
     1,700     *Regeneron Pharmaceuticals, Inc.........       31,467
       700     *RehabCare Group, Inc...................       13,356
       500     *Res-Care, Inc..........................        1,815
       900     *Resmed, Inc............................       27,513
     1,200     *Respironics, Inc.......................       36,517
       100     *Rigel Pharmaceuticals, Inc.............          109
       300     *Rita Medical Systems, Inc..............        1,515
       100     *Salix Pharmaceuticals Ltd..............          699

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   69

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
       600     *Sangamo Biosciences, Inc...............  $     1,806
       900     *Sangstat Medical Corp..................       10,170
     1,400     *Scios, Inc.............................       45,612
     1,400     *Seattle Genetics, Inc..................        4,340
       700     *Select Medical Corp....................        9,443
     2,400     *Sepracor, Inc..........................       23,208
       600     *Sequenom, Inc..........................        1,080
       800     *Serologicals Corp......................        8,800
     9,000     *Service Corp International.............       29,880
     1,900     *Sierra Health Services, Inc............       22,819
       600     *Sola International, Inc................        7,800
       300     *Sonic Innovations, Inc.................        1,143
       100     *SonoSite, Inc..........................        1,307
       100     *Specialty Laboratories, Inc............          966
     1,100     *Stericycle, Inc........................       35,617
     3,100     *Stewart Enterprises, Inc (Class A).....       17,270
       500     *Sunrise Assisted Living, Inc...........       12,445
       600     *SuperGen, Inc..........................        2,178
       500     *SurModics, Inc.........................       14,340
       900     *Sybron Dental Specialties, Inc.........       13,365
       500     *Syncor International Corp..............       13,865
     2,200     *Tanox, Inc.............................       19,910
     1,400     *Techne Corp............................       39,995
       900     *Telik, Inc.............................       10,494
     1,300     *Texas Biotechnology Corp...............        1,820
     1,000     *Theragenics Corp.......................        4,030
       700     *Therasense, Inc........................        5,845
     2,200     *Thoratec Corp..........................       16,786
       800     *Transkaryotic Therapies, Inc...........        7,920
       700     *Triangle Pharmaceuticals, Inc..........        4,158
       400     *Trimeris, Inc..........................       17,236
       100     *TriPath Imaging, Inc...................          268
     1,200     *Tularik, Inc...........................        8,952
     3,000     *U.S. Oncology, Inc.....................       26,010
       500     *U.S. Physical Therapy, Inc.............        5,575
       900     *Umilab Corp............................       16,470
       200     *United Surgical Partners International,
                 Inc...................................        3,124
       600     *United Therapeutics Corp...............       10,020
       400     *Urologix, Inc..........................        1,324
     1,000     *Varian, Inc............................       28,690
       600     *VCA Antech, Inc........................        9,000
       300     *Ventana Medical Systems, Inc...........        6,915
     2,200     Ventas, Inc.............................       25,190
       500     *Versicor, Inc..........................        5,395
       800     *Viasys Healthcare, Inc.................       11,912
     1,100     *Vical, Inc.............................        3,817
     2,100     *Visx, Inc..............................       20,118
       200     Vital Signs, Inc........................        5,976
       500     *VitalWorks, Inc........................        1,925
     1,000     *Vivus, Inc.............................        3,730
       500     *Watson Wyatt & Co Holdings.............       10,875
       200     *Wright Medical Group, Inc..............        3,492
       100     *Women First Healthcare, Inc............          456
       600     X-Rite, Inc.............................        4,194
       200     *Young Innovations, Inc.................        4,654
       300     *Zoll Medical Corp......................       10,701
       400     *Zymogenetics, Inc......................        3,960
                                                         -----------
               TOTAL HEALTH CARE                           2,632,832
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 OTHER--3.98%
       200     *4Kids Entertainment, Inc...............  $     4,416
     1,100     ABM Industries, Inc.....................       17,050
     1,500     Acuity Brands, Inc......................       20,310
     1,300     *Administaff, Inc.......................        7,800
       600     *Advo, Inc..............................       19,698
     1,200     Alexander & Baldwin, Inc................       30,948
       100     *Ambassadors Group, Inc.................        1,294
       800     Banta Corp..............................       25,016
     1,500     *Bell Microproducts, Inc................        8,310
       700     Brady Corp (Class A)....................       23,345
       300     *Bright Horizons Family Solutions,
                 Inc...................................        8,436
       500     *CDI Corp...............................       13,490
       600     Central Parking Corp....................       11,316
     2,700     *Century Business Services, Inc.........        7,155
       200     *Charles River Associates, Inc..........        2,832
     1,200     *Corinthian Colleges, Inc...............       45,432
       400     *Cornell Cos, Inc.......................        3,600
     1,200     *Corporate Executive Board Co...........       38,304
       100     *CoStar Group, Inc......................        1,845
       200     Courier Corp............................        9,168
       400     Curtiss-Wright Corp.....................       25,528
       200     *Daisytek International Corp............        1,586
       500     Ennis Business Forms, Inc...............        5,810
       300     *ESCO Technologies, Inc.................       11,100
       700     *Exult, Inc.............................        2,226
       600     *Fidelity National Information
                 Solutions, Inc........................       10,350
       500     *First Consulting Group, Inc............        2,880
       100     *Forrester Research, Inc................        1,557
       200     *General Binding Corp...................        1,696
       500     Gentiva Health Services, Inc............        4,405
       300     *Hall Kinion & Associates, Inc..........        1,677
     1,100     Harland (John H.) Co....................       24,343
       300     *Heidrick & Struggles International,
                 Inc...................................        4,401
       200     *ICT Group, Inc.........................        2,318
       900     *infoUSA, Inc...........................        4,473
       500     *Invision Technologies, Inc.............       13,180
       300     *Itron, Inc.............................        5,751
       700     Kelly Services, Inc (Class A)...........       17,297
     1,100     *Korn/Ferry International...............        8,228
     2,300     *Labor Ready, Inc.......................       14,766
       100     *Lifeline Systems, Inc..................        2,243
       600     Matthews International Corp (Class A)...       13,399
       300     McGrath RentCorp........................        6,972
       500     *Memberworks, Inc.......................        8,990
     3,400     *MPS Group, Inc.........................       18,836
       800     *MSC.Software Corp......................        6,176
     1,100     *Navigant Consulting, Inc...............        6,490
       600     *NCO Group, Inc.........................        9,570
       400     New England Business Services, Inc......        9,760
       600     *Offshore Logistics, Inc................       13,152
       400     *Pre-Paid Legal Services, Inc...........       10,480
       200     *ProQuest Co............................        3,920
       400     *Protection One, Inc....................          800
     1,000     *R.H. Donnelley Corp....................       29,310
       100     *Remedytemp, Inc (Class A)..............        1,400
     1,200     *Rent-Way, Inc..........................        4,200
       550     *Right Management Consultants, Inc......        7,288
       200     *RMH Teleservices, Inc..................        2,100
       400     Rollins, Inc............................       10,180
       400     *School Specialty, Inc..................        7,992
     1,400     *Spherion Corp..........................        9,380
       900     Standard Register Co....................       16,200

 70  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 OTHER--(CONTINUED)
       300     Standex International Corp..............  $     7,152
       200     *Startek, Inc...........................        5,520
       200     Strayer Education, Inc..................       11,500
     2,200     *Symyx Technologies, Inc................       27,698
       800     Talx Corp...............................       10,336
       100     *Tejon Ranch Co.........................        2,970
     1,200     *TeleTech Holdings, Inc.................        8,712
     2,100     *U.S. Industries, Inc...................        5,523
       200     Unifirst Corp...........................        4,040
     1,300     *United Stationers, Inc.................       37,441
       300     *Wackenhut Corrections Corp.............        3,333
     1,000     Walter Industries, Inc..................       10,830
                                                         -----------
               TOTAL OTHER                                   797,230
                                                         -----------
 PRODUCER DURABLES--4.94%
     2,400     *Active Power, Inc......................        4,272
       300     *Actuant Corp...........................       13,935
       300     Alamo Group, Inc........................        3,675
       500     American States Water Co................       11,575
     1,100     Ametek, Inc.............................       42,339
       900     Applied Industrial Technologies, Inc....       17,010
       600     *Astec Industries, Inc..................        5,958
       200     *August Technology Corp.................        1,012
     1,100     Baldor Electric Co......................       21,725
       900     Briggs & Stratton Corp..................       38,223
       700     *Brooks-PRI Automation, Inc.............        8,022
       400     California Water Service Group..........        9,460
     4,000     *Capstone Turbine Corp..................        3,600
       500     *Casella Waste Systems, Inc (Class A)...        4,445
       200     CIRCOR International, Inc...............        3,180
       700     *Coinstar, Inc..........................       15,855
       622     *Columbus Mckinnon Corp.................        2,377
       600     *Consolidated Graphics, Inc.............       13,350
       500     *Cuno, Inc..............................       16,560
     1,500     *Dycom Industries, Inc..................       19,875
     1,500     Federal Signal Corp.....................       29,130
       800     *Flow International Corp................        2,040
       200     Franklin Electric Co, Inc...............        9,602
       800     *FuelCell Energy, Inc...................        5,242
       100     *Gardner Denver, Inc....................        2,030
       500     *Genlyte Group, Inc.....................       15,580
       800     *Global Power Equipment Group, Inc......        3,944
       200     Gorman-Rupp Co..........................        4,700
     1,100     *Graphic Packaging International Corp...        6,204
       500     *Headwaters, Inc........................        7,755
       700     IDEX Corp...............................       22,890
       500     *Imagistics International, Inc..........       10,000
       500     *Ionics, Inc............................       11,400
       600     JLG Industries, Inc.....................        4,518
       600     *Joy Global, Inc........................        6,756
       100     *Kadant, Inc............................        1,500
     1,100     Kaydon Corp.............................       23,331
       700     Kennametal, Inc.........................       24,136
       200     Lawson Products, Inc....................        6,196
     1,000     Lincoln Electric Holdings, Inc..........       23,150
       300     Lindsay Manufacturing Co................        6,420
       300     *Littelfuse, Inc........................        5,058
       700     *Magna Entertainment Corp (Class A).....        4,340
        45     Magna International, Inc (Class A)......        2,527
       400     *Magnetek, Inc..........................        1,776
       600     Manitowoc Co, Inc.......................       15,300
       700     Milacron, Inc...........................        4,165
       400     Mine Safety Appliances Co...............       12,900

   SHARES                                                   VALUE
   ------                                                   -----
       200     Nacco Industries, Inc (Class A).........  $     8,754
     2,300     *Newpark Resources, Inc.................       10,005
       300     NN, Inc.................................        2,997
     1,100     Nordson Corp............................       27,313
       200     *Photon Dynamics, Inc...................        4,560
       400     *Plug Power, Inc........................        1,796
     4,900     *Power-One, Inc.........................       27,783
     1,200     *Quanta Services, Inc...................        4,200
     1,000     *Rayovac Corp...........................       13,330
       100     Regal-Beloit Corp.......................        2,070
       400     Richardson Electronics Ltd..............        3,464
       100     Robbins & Myers, Inc....................        1,840
     1,000     Roper Industries, Inc...................       36,600
       400     Sauer-Danfoss, Inc......................        3,160
       100     SJW Corp................................        7,805
       300     *SPS Technologies, Inc..................        7,125
       100     Starrett (L.S.) Co (Class A)............        1,660
       900     Stewart & Stevenson Services, Inc.......       12,726
       200     *Strattec Security Corp.................        9,588
       600     Tecumseh Products Co (Class A)..........       26,478
       500     Tennant Co..............................       16,300
     1,400     *Terex Corp.............................       15,596
     2,000     *Tetra Tech, Inc........................       24,400
       800     *Tetra Technologies, Inc................       17,096
     1,400     *Thomas & Betts Corp....................       23,660
       600     Toro Co.................................       38,340
       200     *TRC Cos, Inc...........................        2,626
       100     *Trikon Technologies, Inc...............          500
     1,200     Trinity Industries, Inc.................       22,752
     2,200     *UNOVA, Inc.............................       13,200
       400     Valhi, Inc..............................        3,320
       400     Valmont Industries, Inc.................        7,760
     1,700     Wabtec Corp.............................       23,868
       900     *Waste Connections, Inc.................       34,749
       200     Watts Industries, Inc (Class A).........        3,148
                                                         -----------
               TOTAL PRODUCER DURABLES                       989,607
                                                         -----------
 TECHNOLOGY--17.96%
       200     *3D Systems Corp........................        1,560
       700     *Actel Corp.............................       11,354
       800     *Acterna Corp...........................          128
     2,300     *Actuate Corp...........................        4,071
       300     *ADE Corp...............................        1,791
       700     *Adtran, Inc............................       23,030
     1,700     *Advanced Digital Information Corp......       11,407
       500     *Advanced Energy Industries, Inc........        6,360
       200     *Advanced Power Technology, Inc.........          650
     3,300     *Aeroflex, Inc..........................       22,770
       500     *Aether Systems, Inc....................        1,880
     1,300     *Agile Software Corp....................       10,062
     3,000     *Akamai Technologies, Inc...............        5,190
     2,200     *Alliance Semiconductor Corp............        8,646
       600     *Alloy, Inc.............................        6,570
       100     *Altiris, Inc...........................        1,592
     1,900     *American Management Systems, Inc.......       22,781
       400     *American Superconductor Corp...........        1,204
       800     *Anadigics, Inc.........................        2,064
       200     Analogic Corp...........................       10,058
       800     *Anaren Microwave, Inc..................        7,040
     1,400     *Anixter International, Inc.............       32,550
     1,100     *Answerthink, Inc.......................        2,750
       400     *Ansys, Inc.............................        8,080
       500     *Anteon International Corp..............       12,000
     1,300     *APAC Customer Services, Inc............        3,042

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   71

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
     1,200     *Arbitron, Inc..........................  $    40,200
     9,300     *Ariba, Inc.............................       23,064
     2,300     *Arris Group, Inc.......................        8,211
     1,900     *Artesyn Technologies, Inc..............        7,296
       400     *Artisan Components, Inc................        6,172
     6,237     *Ascential Software Corp................       14,969
     1,300     *Asiainfo Holdings, Inc.................        8,242
     1,800     *Aspect Communications Corp.............        5,112
       900     *Aspen Technology, Inc..................        2,547
       400     *AstroPower, Inc........................        3,196
     1,000     *Asyst Technologies, Inc................        7,350
     1,100     *At Road, Inc...........................        4,543
       900     *ATMI, Inc..............................       16,668
       700     *Audiovox Corp (Class A)................        7,239
     1,700     *Avanex Corp............................        1,782
     1,600     *Avenue A, Inc..........................        4,640
       800     *Avid Technology, Inc...................       18,360
     1,400     *Avocent Corp...........................       31,108
     3,100     *Axcelis Technologies, Inc..............       17,388
       500     *AXT, Inc...............................          900
       600     *Barra, Inc.............................       18,198
       300     BEI Technologies, Inc...................        3,357
       300     Bel Fuse, Inc (Class B).................        6,045
       800     Belden, Inc.............................       12,176
       800     *Benchmark Electronics, Inc.............       22,928
       900     Black Box Corp..........................       40,320
     1,900     *Borland Software Corp..................       23,370
       300     *Boston Communications Group............        3,813
     1,300     C&D Technologies, Inc...................       22,971
     1,400     *Cable Design Technologies Corp.........        8,260
       800     *CACI International, Inc (Class A)......       28,512
       400     *Caminus Corp...........................          936
       400     *Carreker Corp..........................        1,812
       300     *Catapult Communications Corp...........        3,585
       600     *C-COR.net Corp.........................        1,992
     4,800     *Centillium Communications, Inc.........       10,848
     1,100     *Checkpoint Systems, Inc................       11,374
       800     *ChipPAC, Inc...........................        2,840
     2,200     *Chordiant Software, Inc................        3,168
     2,600     *Ciber, Inc.............................       13,390
     2,300     *Cirrus Logic, Inc......................        6,624
       100     *ClearOne Communications, Inc...........          445
     4,100     *CNET Networks, Inc.....................       11,111
     1,200     *Cognex Corp............................       22,116
       300     *Cognizant Technology Solutions Corp....       21,669
       600     Cohu, Inc...............................        8,820
     1,600     *CommScope, Inc.........................       12,640
       800     *Compucom Systems, Inc..................        4,488
     1,100     *Computer Horizons Corp.................        3,597
     1,400     *Computer Network Technology Corp.......        9,940
       100     Compx International, Inc................          837
       600     *Concord Camera Corp....................        3,258
       400     *Concord Communications, Inc............        3,596
     1,200     *Concurrent Computer Corp...............        3,456
       100     *CoorsTek, Inc..........................        2,555
     1,000     *Covansys Corp..........................        3,758
       900     *Cray, Inc..............................        6,903
     1,500     *Credence Systems Corp..................       13,995
     2,400     *Cree, Inc..............................       39,240
       300     CTS Corp................................        2,325
       400     Cubic Corp..............................        7,372
       400     *Daktronics, Inc........................        5,352

   SHARES                                                   VALUE
   ------                                                   -----
       500     *Datastream Systems, Inc................  $     3,200
     1,500     *DDI Corp...............................          330
     1,000     *dELiA*s Corp (Class A).................          450
       200     *DiamondCluster International, Inc
                 (Class A).............................          628
       400     *Digimarc Corp..........................        4,536
       900     *Digital Insight Corp...................        7,821
       800     *Digital River, Inc.....................        9,560
       400     *Digitas, Inc...........................        1,384
       400     *DocuCorp International, Inc............        2,648
     1,300     *Documentum, Inc........................       20,358
     3,900     *DoubleClick, Inc.......................       22,074
       200     *Drexler Technology Corp................        2,520
     1,000     *DSP Group, Inc.........................       15,820
       400     *Dupont Photomasks, Inc.................        9,300
     1,400     *E.piphany, Inc.........................        5,838
     4,000     *Earthlink, Inc.........................       21,800
       700     *Echelon Corp...........................        7,847
       400     EDO Corp................................        8,312
     2,500     *eFunds Corp............................       22,775
     1,000     *Electro Scientific Industries, Inc.....       20,000
       500     *Electroglas, Inc.......................          770
     1,900     *Electronics For Imaging, Inc...........       30,896
       748     *Embarcadero Technologies, Inc..........        4,466
       700     *Emcore Corp............................        1,533
       300     *EMS Technologies, Inc..................        4,683
     1,500     *Entegris, Inc..........................       15,450
     5,200     *Enterasys Networks, Inc................        8,112
       300     *Entrust, Inc...........................        1,008
       100     *EPIQ Systems, Inc......................        1,532
       700     *eSpeed, Inc (Class A)..................       11,859
     2,500     *ESS Technology, Inc....................       15,725
       700     *Esterline Technologies Corp............       12,369
     1,400     *Exar Corp..............................       17,360
       200     *Excel Technology, Inc..................        3,578
     3,100     *Extreme Networks, Inc..................       10,137
       800     *F5 Networks, Inc.......................        8,592
       600     *FalconStor Software, Inc...............        2,328
       900     *FEI Co.................................       13,761
     1,100     *Filenet Corp...........................       13,420
     3,100     *Finisar Corp...........................        2,945
       600     *Flir Systems, Inc......................       29,280
     3,400     *Foundry Networks, Inc..................       23,936
     1,200     *Freemarkets, Inc.......................        7,727
       600     *FSI International, Inc.................        2,700
     1,000     General Cable Corp......................        3,800
       900     *Genesis Microchip, Inc.................       11,745
       100     *Global Imaging Systems, Inc............        1,838
     1,700     *GlobespanVirata, Inc...................        7,497
     1,600     *GrafTech International Ltd.............        9,536
     1,000     *Griffon Corp...........................       13,620
       600     *Handspring, Inc........................          570
     3,100     *Harmonic, Inc..........................        7,130
       100     Helix Technology Corp...................        1,120
       900     *Hutchinson Technology, Inc.............       18,630
       400     *Hypercom Corp..........................        1,492
     1,100     *Hyperion Solutions Corp................       28,237
     1,300     *Identix, Inc...........................        6,695
       800     *iGate Corp.............................        2,096
       300     *Ii-Vi, Inc.............................        4,818
     1,100     *Imation Corp...........................       38,588
       700     *Inet Technologies, Inc.................        4,270
     2,500     *InFocus Corp...........................       15,400
       200     *Infogrames, Inc........................          354

 72  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
     3,900     *Infonet Services Corp (Class B)........  $     7,722
     1,800     *Informatica Corp.......................       10,368
     2,800     *Information Resources, Inc.............        4,480
       300     *Inforte Corp...........................        2,325
     3,100     *Inktomi Corp...........................        4,960
     1,000     *Inrange Technologies Corp (Class B)....        2,350
       200     *Integral Systems, Inc..................        4,010
       200     *Intercept, Inc.........................        3,386
     1,800     *Interdigital Communications Corp.......       26,208
     1,900     *Intergraph Corp........................       33,744
     4,400     *Interland, Inc.........................        5,720
       700     *Intermagnetics General Corp............       13,748
     1,200     *Internet Security Systems, Inc.........       21,996
       700     Inter-Tel, Inc..........................       14,637
     3,400     *Intertrust Technologies Corp...........       14,382
     3,300     *Interwoven, Inc........................        8,580
       400     *Intrado, Inc...........................        3,972
     2,700     *Iomega Corp............................       21,195
       600     *ITXC Corp..............................        1,392
       600     *Ixia...................................        2,190
       300     *IXYS Corp..............................        2,118
       200     *j2 Global Communications, Inc..........        3,808
       900     *JDA Software Group, Inc................        8,694
     1,700     *Keane, Inc.............................       15,283
       200     Keithley Instruments, Inc...............        2,500
       600     *Keynote Systems, Inc...................        4,632
       500     *Kforce, Inc............................        2,110
     2,200     *Kopin Corp.............................        8,624
       600     *Kronos, Inc............................       22,194
     1,300     *Kulicke & Soffa Industries, Inc........        7,436
     2,800     *Lattice Semiconductor Corp.............       24,556
       900     *Lawson Software, Inc...................        5,175
       300     *Learning Tree International, Inc.......        4,110
       200     *LeCroy Corp............................        2,220
     2,900     *Legato Systems, Inc....................       14,587
     1,100     *Lexar Media, Inc.......................        6,897
     3,400     *Liberate Technologies..................        4,862
     1,000     *Lightbridge, Inc.......................        6,150
     1,200     *Looksmart Ltd..........................        2,976
     1,400     *LTX Corp...............................        8,442
     1,600     *Macrovision Corp.......................       25,664
       700     *Magma Design Automation, Inc...........        6,706
     1,000     *Mail-Well, Inc.........................        2,500
       600     *Manhattan Associates, Inc..............       14,196
       300     *Mantech International Corp (Class A)...        5,721
       900     *Manufacturers Services Ltd.............        4,986
     1,800     *Manugistics Group, Inc.................        4,320
       400     *MAPICS, Inc............................        2,780
       400     *Mapinfo Corp...........................        2,220
     2,100     *Mastec, Inc............................        6,195
     1,000     *Matrixone, Inc.........................        4,300
     8,000     *Maxtor Corp............................       40,480
     2,400     *McData Corp (Class A)..................       17,040
       400     *MCSi, Inc..............................        1,900
     1,700     *MEMC Electronic Materials, Inc.........       12,869
     2,300     *Mentor Graphics Corp...................       18,078
     1,200     *Mercury Computer Systems, Inc..........       36,624
       300     *Merix Corp.............................        2,520
       900     *MetaSolv, Inc..........................        1,233
     1,200     Methode Electronics, Inc (Class A)......       13,164
     2,300     *Micromuse, Inc.........................        8,786
       900     *Microsemi Corp.........................        5,481

   SHARES                                                   VALUE
   ------                                                   -----
     1,200     *Microtune, Inc.........................  $     3,756
     1,100     *MIPS Technologies, Inc (Class A).......        3,333
       400     *Monolithic System Technology, Inc......        4,832
       500     *MRO Software, Inc......................        6,073
     3,000     *MRV Communications, Inc................        3,210
       800     MTS Systems Corp........................        8,016
       200     *Nanometrics, Inc.......................          838
       200     *Nassda Corp............................        2,244
       400     *Navigant International, Inc............        4,932
     1,000     NDCHealth Corp..........................       19,900
       400     *Net2Phone, Inc.........................        1,620
       800     *Netegrity, Inc.........................        2,602
     1,600     *NETIQ Corp.............................       19,760
       300     *Netro Corp.............................          819
       700     *Netscout Systems, Inc..................        3,045
       300     *NetScreen Technologies, Inc............        5,052
     2,000     *New Focus, Inc.........................        7,680
     1,200     *Newport Corp...........................       15,072
       500     *Next Level Communications, Inc.........          405
       500     *NIC, Inc...............................          720
       400     *Novadigm, Inc..........................          932
    12,732     *Novell, Inc............................       42,525
        45     *Novellus Systems, Inc..................        1,264
       300     *Nu Horizons Electronics Corp...........        1,734
       700     *Nuance Communications, Inc.............        1,736
     1,300     *Numerical Technologies, Inc............        4,498
       500     *NYFIX, Inc.............................        2,250
     2,000     *Oak Technology, Inc....................        5,300
       700     *Omnivision Technologies, Inc...........        9,499
     2,000     *ON Semiconductor Corp..................        2,740
       700     *Onyx Software Corp.....................        1,085
     5,700     *Openwave Systems, Inc..................       11,400
     2,900     *Oplink Communications, Inc.............        2,291
       300     *Opnet Technologies, Inc................        2,424
       500     *Optical Communication Products, Inc....          540
       100     *OSI Systems, Inc.......................        1,698
       200     *Overland Storage, Inc..................        2,916
     1,700     *Overture Services, Inc.................       46,427
       700     *Packeteer, Inc.........................        4,802
       870     *Palm, Inc..............................       13,659
       400     *Paradyne Networks, Inc.................          512
    11,700     *Parametric Technology Corp.............       29,484
       500     Park Electrochemical Corp...............        9,600
        67     *Parthusceva, Inc.......................          396
     1,700     *Paxar Corp.............................       25,075
       900     *Paxson Communications Corp.............        1,854
       500     *PC-Tel, Inc............................        3,390
       300     *PDF Solutions, Inc.....................        2,079
       300     *PEC Solutions, Inc.....................        8,970
       800     *Pegasus Solutions, Inc.................        8,024
       500     *Pegasystems, Inc.......................        2,555
       600     *Pericom Semiconductor Corp.............        4,986
       700     *Phoenix Technologies Ltd...............        4,039
       900     *Photronics, Inc........................       12,330
     2,000     Pioneer-Standard Electronics, Inc.......       18,360
       700     *Pixelworks, Inc........................        4,060
       400     *Planar Systems, Inc....................        8,252
     1,600     *Plantronics, Inc.......................       24,208
     2,300     *Plexus Corp............................       20,194
     2,200     *PLX Technology, Inc....................        8,602
       200     *Pomeroy Computer Resources, Inc........        2,340
     3,800     *Portal Software, Inc...................        3,070
       100     *Powell Industries, Inc.................        1,708

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   73

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       900     *Power Integrations, Inc................  $    15,300
     2,500     *Powerwave Technologies, Inc............       13,500
       600     *PRG-Schultz International, Inc.........        5,340
       200     *Probusiness Services, Inc..............        2,000
     1,100     *Progress Software Corp.................       14,245
     1,400     *Proton Energy Systems..................        4,200
     3,800     *Proxim Corp (Class A)..................        3,306
     1,500     *PTEK Holdings, Inc.....................        6,600
     1,000     *QRS Corp...............................        6,600
     4,600     *Quantum Corp...........................       12,282
     1,468     *Quest Software, Inc....................       15,135
       200     Quixote Corp............................        3,612
       500     *Radiant Systems, Inc...................        4,815
       600     *Radisys Corp...........................        4,788
       700     *Rainbow Technologies, Inc..............        5,019
       600     *Raindance Communications, Inc..........        1,938
     3,000     *Rambus, Inc............................       20,130
     3,900     *Read-Rite Corp.........................        1,365
     3,600     *Red Hat, Inc...........................       21,276
     4,900     *Redback Networks, Inc..................        4,116
     1,300     *Register.com, Inc......................        5,850
     1,000     *Renaissance Learning, Inc..............       18,900
       100     *Research Frontiers, Inc................          834
     2,000     *Retek, Inc.............................        5,440
     3,500     *Riverstone Networks, Inc...............        7,420
       900     *Rogers Corp............................       20,025
       500     *Roxio, Inc.............................        2,385
     1,400     *RSA Security, Inc......................        8,386
       300     *Rudolph Technologies, Inc..............        5,748
     1,300     *S1 Corp................................        5,798
     4,100     *Safeguard Scientifics, Inc.............        5,576
       300     *Sanchez Computer Associates, Inc.......          864
     2,000     *Sandisk Corp...........................       40,600
     2,100     *Sapient Corp...........................        4,305
       500     *SBS Technologies, Inc..................        4,580
     2,500     *Scansoft, Inc..........................       13,000
       200     *Scansource, Inc........................        9,860
       500     *SCM Microsystems, Inc..................        2,125
       600     *Seachange International, Inc...........        3,690
       800     *Secure Computing Corp..................        5,128
       700     *Seebeyond Technology Corp..............        1,701
       700     *Semitool, Inc..........................        4,347
       700     *Serena Software, Inc...................       11,053
     5,200     *Silicon Graphics, Inc..................        5,876
     1,500     *Silicon Image, Inc.....................        9,000
     1,000     *Silicon Laboratories, Inc..............       19,080
     3,000     *Silicon Storage Technology, Inc........       12,120
       400     *Siliconix, Inc.........................        9,360
       300     *Simpletech, Inc........................          906
       500     *Sipex Corp.............................        1,850
     2,600     *Sitel Corp.............................        3,120
     2,000     *Somera Communications, Inc.............        5,400
     2,800     *SONICblue, Inc.........................        1,260
     1,800     *SonicWALL, Inc.........................        6,534
     5,700     *Sonus Networks, Inc....................        5,700
       600     *Sourcecorp.............................       11,154
       700     *Spectralink Corp.......................        5,026
       400     *SpeechWorks International, Inc.........        1,112
       100     *SPSS, Inc..............................        1,399
       200     *SRA International, Inc (Class A).......        5,418
     1,100     *SS&C Technologies, Inc.................       11,716
       400     *Standard Microsystems Corp.............        7,788

   SHARES                                                   VALUE
   ------                                                   -----
     4,400     *StorageNetworks, Inc...................  $     5,104
     3,000     *Stratex Networks, Inc..................        6,630
       110     *Stratos Lightwave, Inc.................          484
       100     *Suntron Corp...........................          467
       400     *Supertex, Inc..........................        5,956
     2,000     *Surebeam Corp (Class A)................        8,080
     6,400     *Sycamore Networks, Inc.................       18,496
     2,600     *Sykes Enterprises, Inc.................        8,528
       200     *Synaptics, Inc.........................        1,520
       300     *Synplicity, Inc........................        1,134
       200     *Syntel, Inc............................        4,202
       100     Sypris Solutions, Inc...................        1,021
     1,000     *Systems & Computer Technology Corp.....        8,600
     1,400     *Take-Two Interactive Software, Inc.....       32,886
       800     Technitrol, Inc.........................       12,912
     2,100     *Tekelec................................       21,945
     2,500     *Tellium, Inc...........................        1,600
     1,200     *Terayon Communication Systems, Inc.....        2,460
       500     *Therma-Wave, Inc.......................          525
       700     *Three-Five Systems, Inc................        4,515
     2,000     *TIBCO Software, Inc....................       12,360
       400     *Tier Technologies, Inc (Class B).......        6,400
       400     *Tivo, Inc..............................        2,092
       600     *Tollgrade Communications, Inc..........        7,038
     3,400     *Touch America Holdings, Inc............        1,326
     1,900     *Transaction Systems Architects, Inc
                 (Class A).............................       12,350
     3,400     *Transmeta Corp.........................        3,978
       500     *Trimble Navigation Ltd.................        6,245
       100     *Tripos, Inc............................          733
     4,200     *Triquint Semiconductor, Inc............       17,808
       600     *Trizetto Group, Inc....................        3,684
       400     *TTM Technologies, Inc..................        1,324
     3,500     *Turnstone Systems, Inc.................        9,450
     1,000     *Tyler Technologies, Inc................        4,170
       300     *Ulticom, Inc...........................        2,247
       300     *Ultimate Electronics, Inc..............        3,045
       600     *Ultratech Stepper, Inc.................        5,903
       200     United Industrial Corp..................        3,200
       700     *United Online, Inc.....................       11,159
       700     *Universal Display Corp.................        5,523
       500     *Valueclick, Inc........................        1,395
     1,000     *Varian Semiconductor Equipment
                 Associates, Inc.......................       23,761
       900     *Veeco Instruments, Inc.................       10,404
       100     *Verint Systems, Inc....................        2,018
       800     *Verity, Inc............................       10,713
       700     *Vicor Corp.............................        5,776
       700     *Viewpoint Corp.........................        1,309
     5,700     *Vignette Corp..........................        6,994
       300     *Virage Logic Corp......................        3,009
       200     Virco Manufacturing Corp................        2,040
     5,100     *Vitesse Semiconductor Corp.............       11,144
     1,900     *Vitria Technology, Inc.................        1,425
     1,000     *Volt Information Sciences, Inc.........       17,100
     1,300     Wallace Computer Services, Inc..........       27,963
       500     *WatchGuard Technologies, Inc...........        3,191
       800     *WebEx Communications, Inc..............       12,000
     1,400     *webMethods, Inc........................       11,508
       700     *Websense, Inc..........................       14,953
       500     *WESCO International, Inc...............        2,745
     6,800     *Western Digital Corp...................       43,452
       600     *White Electronic Designs Corp..........        4,590
     1,100     *Wilson Greatbatch Technologies, Inc....       32,120
     2,000     *Wind River Systems, Inc................        8,200

 74  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       300     *Wireless Facilities, Inc...............  $     1,803
       400     *Witness Systems, Inc...................        1,376
       400     Woodhead Industries, Inc................        4,520
       100     *Xicor, Inc.............................          373
     1,200     *Zoran Corp.............................       16,884
       400     *Zygo Corp..............................        2,796
                                                         -----------
               TOTAL TECHNOLOGY                            3,600,295
                                                         -----------
 TRANSPORTATION--2.22%
     1,900     Airborne, Inc...........................       28,177
     1,900     *Airtran Holdings, Inc..................        7,410
       800     *Alaska Air Group, Inc..................       17,320
       700     *Arkansas Best Corp.....................       18,187
       200     *ATA Holdings Corp......................          914
     1,800     *Atlantic Coast Airlines Holdings,
                 Inc...................................       21,654
     1,100     *Atlas Air Worldwide Holdings, Inc......        1,661
     1,200     *BE Aerospace, Inc......................        4,368
       300     *Covenant Transport, Inc (Class A)......        5,688
     1,700     *EGL, Inc...............................       24,225
       900     *ExpressJet Holdings, Inc...............        9,225
       800     Florida East Coast Industries, Inc
                 (Class A).............................       18,560
       900     *Forward Air Corp.......................       17,469
       700     *Frontier Airlines, Inc.................        4,732
       100     *Genesee & Wyoming, Inc (Class A).......        2,035
     1,000     *Heartland Express, Inc.................       22,911
       500     *Hunt (J.B.) Transport Services, Inc....       14,650
     2,100     *Kansas City Southern Industries, Inc...       25,200
       800     *Knight Transportation, Inc.............       16,800
       500     *Landstar System, Inc...................       29,180
       600     *Mesa Air Group, Inc....................        2,442
       500     *Mesaba Holdings, Inc...................        3,060
       600     *Midwest Express Holdings, Inc..........        3,210
       500     Overseas Shipholding Group, Inc.........        8,950
       100     *P.A.M. Transportation Services.........        2,521
       900     *RailAmerica, Inc.......................        6,453
       500     Roadway Corp............................       18,405
       400     *SCS Transportation, Inc................        3,964
     1,100     Shurgard Storage Centers, Inc (Class
                 A)....................................       34,474
       200     *U.S. Xpress Enterprises, Inc (Class
                 A)....................................        1,752
     2,100     b*UAL Corp..............................        3,003
       800     USFreightways Corp......................       23,000
     1,300     Werner Enterprises, Inc.................       27,989
       600     *Yellow Corp............................       15,115
                                                         -----------
               TOTAL TRANSPORTATION                          444,704
                                                         -----------
 UTILITIES--5.33%
     1,800     AGL Resources, Inc......................       43,740
       800     *AirGate PCS, Inc.......................          496
     2,400     *Alamosa Holdings, Inc..................        1,248
       200     *Alaska Communications Systems Group,
                 Inc...................................          368
     2,100     *Allegiance Telecom, Inc................        1,407
       900     *Allen Telecom, Inc.....................        8,523
     5,200     *American Tower Corp (Class A)..........       18,356
     1,300     Atmos Energy Corp.......................       30,316
     1,700     Avista Corp.............................       19,652
       700     Black Hills Corp........................       18,564
     7,000     *Broadwing, Inc.........................       24,640
       300     Cascade Natural Gas Corp................        6,000

   SHARES                                                   VALUE
   ------                                                   -----
       300     *Centennial Communications Corp.........  $       783
       500     Central Vermont Public Service Corp.....        9,140
       700     CH Energy Group, Inc....................       32,641
     1,400     Cleco Corp..............................       19,600
       400     *Commonwealth Telephone Enterprises,
                 Inc...................................       14,336
       200     Connecticut Water Service, Inc..........        5,046
     6,900     *Crown Castle International Corp........       25,875
       600     CT Communications, Inc..................        6,780
       600     *Dobson Communications Corp (Class A)...        1,326
     1,800     DQE, Inc................................       27,432
     1,200     *El Paso Electric Co....................       13,200
       400     Empire District Electric Co.............        7,280
     1,000     Energen Corp............................       29,100
       200     EnergySouth, Inc........................        5,640
     1,500     *General Communication, Inc (Class A)...       10,065
       400     *Golden Telecom, Inc....................        5,060
       500     Hickory Tech Corp.......................        4,765
       700     Laclede Group, Inc......................       16,940
       500     MGE Energy, Inc.........................       13,386
       200     Middlesex Water Co......................        4,194
       200     *NATCO Group, Inc (Class A).............        1,256
       900     New Jersey Resources Corp...............       28,431
     2,100     *Nextel Partners, Inc (Class A).........       12,747
       300     North Pittsburgh Systems, Inc...........        4,089
     1,000     Northwest Natural Gas Co................       27,060
     1,100     Northwestern Corp.......................        5,588
       400     NUI Corp................................        6,904
       900     *Oil States International, Inc..........       11,610
     2,500     Oneok, Inc..............................       48,000
       800     Otter Tail Corp.........................       21,520
       400     *Petroquest Energy, Inc.................        1,660
       900     Piedmont Natural Gas Co, Inc............       31,815
     1,200     PNM Resources, Inc......................       28,584
     1,500     *Price Communications Corp..............       20,745
       200     *Quicksilver Resources, Inc.............        4,486
     2,100     *RCN Corp...............................        1,113
       700     SEMCO Energy, Inc.......................        4,270
       200     Shenandoah Telecom Co...................        9,784
     2,900     Sierra Pacific Resources................       18,850
     4,400     *Skyworks Solutions, Inc................       37,928
       400     South Jersey Industries, Inc............       13,208
     1,000     *Southern Union Co......................       16,500
     1,200     Southwest Gas Corp......................       28,140
       215     Southwest Water Co......................        2,849
       800     *Southwestern Energy Co.................        9,160
       400     SureWest Communications.................       14,880
     1,500     *Talk America Holdings, Inc.............        8,400
     1,300     *Time Warner Telecom, Inc (Class A).....        2,743
       800     *Triton PCS Holdings, Inc (Class A).....        3,144
     2,900     *U.S. Unwired, Inc (Class A)............        1,421
     1,900     *Ubiquitel, Inc.........................          760
     1,100     UGI Corp................................       41,119
       600     UIL Holdings Corp.......................       20,922
     1,300     Unisource Energy Corp...................       22,477
       200     Unitil Corp.............................        4,960
     1,800     Westar Energy, Inc......................       17,820
       600     Western Gas Resources, Inc..............       22,110
     3,100     *Western Wireless Corp (Class A)........       16,430

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   75

      Statement of Investments - SMALL-CAP EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 UTILITIES--(CONTINUED)
     1,400     WGL Holdings, Inc.......................  $    33,488
       900     WPS Resources Corp......................       34,938
                                                         -----------
               TOTAL UTILITIES                             1,067,808
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $19,556,197)                       19,981,362
                                                         -----------
               TOTAL PORTFOLIO--99.69%
                 (Cost $19,556,197)                       19,981,362
               OTHER ASSETS & LIABILITIES, NET--0.31%         62,969
                                                         -----------
               NET ASSETS--100.00%                       $20,044,331
                                                         ===========

------------
 *  Non-income producing
 b  In bankruptcy

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $19,948,104. Net unrealized appreciation of portfolio investments aggregated $33,258 of which $1,022,662 related to appreciated portfolio investments and $989,404 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

 76  TIAA-CREF Life Funds 2002 ANNUAL REPORT

                       See Notes To Financial Statements

   Statement of Investments - REAL ESTATE SECURITIES FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
PREFERRED STOCK--8.27%
  FINANCIAL SERVICES--8.27%
    20,000     Hospitality Properties Trust............  $   507,600
    30,000     Boykin Lodging Co.......................      762,000
     5,800     Mills Corp Pfd B........................      149,350
    10,000     Mills Corp Pfd C........................      250,000
                                                         -----------
               TOTAL FINANCIAL SERVICES                    1,668,950
                                                         -----------
               TOTAL PREFERRED STOCK
                 (Cost $1,644,500)                         1,668,950
                                                         -----------
COMMON STOCK--83.17%
 CONSUMER CYCLICAL--1.72%
    14,600     Starwood Hotels & Resorts Worldwide,
                 Inc...................................      346,604
                                                         -----------
               TOTAL CONSUMER CYCLICAL                       346,604
                                                         -----------
 FINANCIAL SERVICES--80.95%
    20,000     AMB Property Corp.......................      547,200
     6,000     Alexandria Real Estate Equities, Inc....      255,600
    14,000     American Land Lease, Inc................      197,260
    17,800     Apartment Investment & Management Co
                 (Class A).............................      667,144
    22,200     Archstone-Smith Trust...................      522,588
    12,400     AvalonBay Communities, Inc..............      485,336
    28,800     Boston Properties, Inc..................    1,061,568
    18,000     CarrAmerica Realty Corp.................      450,900
    13,400     Chateau Communities, Inc................      308,200
    30,000     Chelsea Property Group, Inc.............      999,300
    38,200     Equity Office Properties Trust..........      954,236
    42,000     Equity Residential......................    1,032,360
    12,500     Fairmont Hotels & Resorts...............      294,375
     4,450     Heritage Property Investment Trust......      111,117
    38,300     *Host Marriott Corp.....................      338,955
    15,700     IRT Property Co.........................      186,359
    40,000     Kramont Realty Trust....................      586,000
    20,000     Macerich Co.............................      615,000
    11,600     Manufactured Home Communities, Inc......      343,708
    13,050     Mid-America Apartment Communities,
                 Inc...................................      332,514
    12,500     Mills Corp..............................      366,750
    16,000     Mission West Properties, Inc............      158,400
    11,000     PS Business Parks, Inc..................      349,800
     4,400     Post Properties, Inc....................      105,160
    24,000     Prologis................................      603,600
 SHARES/
PRINCIPAL                                                  VALUE
---------                                                  -----
    15,000     Public Storage, Inc.....................  $   484,650
    12,000     Ramco-Gershenson Properties Rts.........      307,800
    16,200     Reckson Associates Realty Corp..........      341,010
    40,000     Simon Property Group, Inc...............    1,362,800
    21,350     Sovran Self Storage, Inc................      605,486
    14,000     St. Joe Co..............................      420,000
    25,600     Vornado Realty Trust....................      952,320
                                                         -----------
               TOTAL FINANCIAL SERVICES                   16,347,496
                                                         -----------
 HEALTH CARE--0.50%
     8,900     Ventas, Inc.............................      101,905
                                                         -----------
               TOTAL HEALTH CARE                             101,905
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $17,127,402)                       16,796,005
                                                         -----------
SHORT TERM INVESTMENT--1.98%
 U.S. GOVERNMENT AND AGENCY--1.98%
               Federal Home Loan Bank (FHLB)
  $400,000       1.180%, 01/02/03......................      399,974
                                                         -----------
               TOTAL SHORT TERM INVESTMENT
                 (Cost $399,983)                             399,974
                                                         -----------
               TOTAL PORTFOLIO--93.42%
                 (Cost $19,171,885)                       18,864,929
               OTHER ASSETS & LIABILITIES, NET--6.58%      1,329,099
                                                         -----------
               NET ASSETS--100.00%                       $20,194,028
                                                         ===========

------------
*  Non-income producing

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $19,293,483. Net unrealized depreciation of portfolio investments aggregated $428,554 of which $219,240 related to appreciated portfolio investments and $647,794 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   77

                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Life Funds:

The accompanying financial statements of the TIAA-CREF Life Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be the Funds' policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor's report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting of trustees who are not officers of the TIAA-CREF Life Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.

                                                  Martin E. Galt, III
                                       -----------------------------------------
                                                       President

                                                     Richard Gibb
                                       -----------------------------------------
                                             Executive Vice President and
                                             Principal Accounting Officer

 78  TIAA-CREF Life Funds 2002 ANNUAL REPORT

                         REPORT OF THE AUDIT COMMITTEE

To the Shareholders of
  TIAA-CREF Life Funds:

The Audit Committee oversees the financial reporting process of the TIAA-CREF Life Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds' financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the formal evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nestor V. Santiago, Audit Committee Member

February 19, 2003

                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   79

TIAA-CREF LIFE FUNDS

--------------------------------------------------------------------------------
December 31, 2002

                                                                 GROWTH         GROWTH &      INTERNATIONAL        STOCK
                                                                 EQUITY          INCOME          EQUITY            INDEX
                                                                  FUND            FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Portfolio investments, at cost                              $ 56,476,005    $ 58,541,701    $ 41,622,946      $122,576,666
  Net unrealized appreciation (depreciation) of portfolio
    investments                                                (16,255,956)     (6,251,948)     (7,910,640)      (33,652,008)
-----------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                               40,220,049      52,289,753      33,712,306        88,924,658
  Cash                                                             283,427         117,229          11,273            91,189
  Receivable from securities transactions                            2,344          34,820          44,527            21,347
  Dividends and interest receivable                                 52,127          83,059          21,426           114,279
-----------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                40,557,947      52,524,861      33,789,532        89,151,473
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Accrued expenses                                                  12,495          12,644          11,123             7,876
  Payable for securities transactions                                8,712         959,181          40,424           364,124
-----------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                               21,207         971,825          51,547           372,000
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                    $ 40,536,740    $ 51,553,036    $ 33,737,985      $ 88,779,473
=============================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in-capital                                             $ 89,724,989    $ 81,105,075    $ 67,262,766      $127,192,337
  Accumulated undistributed (distributions in excess of) net
    investment income                                               11,474          16,520          (5,341)           22,013
  Accumulated undistributed net realized loss on total
    investments                                                (32,943,767)    (23,316,650)    (25,609,487)       (4,782,869)
  Accumulated appreciation (depreciation) on total
    investments                                                (16,255,956)     (6,251,909)     (7,909,953)      (33,652,008)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                    $ 40,536,740    $ 51,553,036    $ 33,737,985      $ 88,779,473
=============================================================================================================================
  Outstanding shares of beneficial interest, unlimited
    shares authorized ($.0001 par value)                         3,992,282       3,388,289       3,136,806         4,707,430
NET ASSET VALUE                                                     $10.15          $15.22          $10.76            $18.86
=============================================================================================================================

 80  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

                                            STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

    SOCIAL CHOICE    LARGE-CAP     SMALL-CAP     REAL ESTATE
       EQUITY          VALUE        EQUITY        SECURITIES
        FUND           FUND          FUND            FUND
--------------------------------------------------------------
     $31,397,004    $19,341,494   $19,556,197    $19,171,885
      (8,898,766)       752,652       425,165       (306,956)
--------------------------------------------------------------
      22,498,238     20,094,146    19,981,362     18,864,929
         156,976         56,649        76,439        102,897
              --             --       649,396      2,705,072
          30,278         31,571        29,237         91,472
--------------------------------------------------------------
      22,685,492     20,182,366    20,736,434     21,764,370
--------------------------------------------------------------
           2,422          4,153         1,734          4,220
              --             --       690,369      1,566,122
--------------------------------------------------------------
           2,422          4,153       692,103      1,570,342
--------------------------------------------------------------
     $22,683,070    $20,178,213   $20,044,331    $20,194,028
==============================================================
     $33,570,743    $20,303,131   $20,347,572    $20,591,566
           3,045          6,963         6,810         73,001
      (1,991,952)      (884,533)     (735,216)      (163,583)
      (8,898,766)       752,652       425,165       (306,956)
--------------------------------------------------------------
     $22,683,070    $20,178,213   $20,044,331    $20,194,028
==============================================================
       1,410,166        812,199       813,822        825,017
          $16.09         $24.84        $24.63         $24.48
==============================================================

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   81

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------

                                                                        FOR THE YEAR ENDED DECEMBER 31, 2002
                                                   ------------------------------------------------------------------------------
                                                      GROWTH         GROWTH &      INTERNATIONAL       STOCK        SOCIAL CHOICE
                                                      EQUITY          INCOME          EQUITY           INDEX           EQUITY
                                                       FUND            FUND            FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                         $      3,291    $      5,973     $     6,947     $     10,216     $     1,841
  Dividends                                             394,339         796,081         776,775        1,497,470         377,153
  Foreign taxes withheld                                     (4)         (4,905)       (101,425)            (102)           (899)
---------------------------------------------------------------------------------------------------------------------------------
    Total income                                        397,626         797,149         682,297        1,507,584         378,095
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Management fee                                        196,062         227,981         168,910          238,808          79,699
  Trustee fees and expenses                               1,335           2,601             936            2,034             858
---------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                          197,397         230,582         169,846          240,842          80,557
  Less management fees waived by the advisor            (81,018)        (98,532)        (68,380)        (175,744)        (41,178)
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                        116,379         132,050         101,466           65,098          39,379
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                 281,247         665,099         580,831        1,442,486         338,716
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON TOTAL
  INVESTMENTS
  Net realized gain (loss) on:
    Portfolio investments                           (14,732,929)    (12,131,817)     (3,253,904)      (1,309,538)     (1,768,445)
    Foreign currency transactions                            --          12,167         197,565               --              --
---------------------------------------------------------------------------------------------------------------------------------
  Net realized loss on total investments            (14,732,929)    (12,119,650)     (3,056,339)      (1,309,538)     (1,768,445)
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on:
    Portfolio investments                            (2,621,841)     (4,415,616)     (2,823,313)     (23,026,345)     (4,155,500)
    Translation of assets (other than portfolio
      investments) and liabilities denominated in
      foreign currencies                                     --              39            (420)              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation)
    on total investments                             (2,621,841)     (4,415,577)     (2,823,733)     (23,026,345)     (4,155,500)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on total
    investments                                     (17,354,770)    (16,535,227)     (5,880,072)     (24,335,883)     (5,923,945)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                  $(17,073,523)   $(15,870,128)    $(5,299,241)    $(22,893,397)    $(5,585,229)
=================================================================================================================================

 82  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

    FOR THE PERIOD SEPTEMBER 4, 2002 (COMMENCEMENT OF OPERATIONS) TO
                            DECEMBER 31, 2002
    -----------------------------------------------------------------
      LARGE-CAP                 SMALL-CAP               REAL ESTATE
        VALUE                    EQUITY                  SECURITIES
         FUND                     FUND                      FUND
---------------------------------------------------------------------
      $  11,646                 $  8,645                 $  19,872
        140,907                  105,170                   347,291
             --                       --                        --
---------------------------------------------------------------------
        152,553                  113,815                   367,163
---------------------------------------------------------------------
         15,440                    6,390                    15,883
             --                       --                        --
---------------------------------------------------------------------
         15,440                    6,390                    15,883
             --                       --                        --
---------------------------------------------------------------------
         15,440                    6,390                    15,883
---------------------------------------------------------------------
        137,113                  107,425                   351,280
---------------------------------------------------------------------
       (884,533)                (735,216)                 (173,897)
             --                       --                        --
---------------------------------------------------------------------
       (884,533)                (735,216)                 (173,897)
---------------------------------------------------------------------
        752,652                  425,165                  (306,956)
                                      --                        --
             --
---------------------------------------------------------------------
                                 425,165                  (306,956)
        752,652
---------------------------------------------------------------------
       (131,881)                (310,051)                 (480,853)
---------------------------------------------------------------------
      $   5,232                 $(202,626)               $(129,573)
=====================================================================

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   83

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------

                                           GROWTH EQUITY FUND             GROWTH & INCOME FUND         INTERNATIONAL EQUITY FUND
                                      ----------------------------    ----------------------------    ---------------------------
                                          FOR THE YEARS ENDED             FOR THE YEARS ENDED             FOR THE YEARS ENDED
                                              DECEMBER 31,                    DECEMBER 31,                   DECEMBER 31,
                                      ----------------------------    ----------------------------    ---------------------------
                                          2002            2001            2002            2001           2002            2001
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
OPERATIONS:
  Net investment income               $    281,247    $    181,823    $    665,099    $    613,421    $   580,831    $    489,191
  Net realized loss on total
    investments                        (14,732,929)    (16,543,512)    (12,119,650)    (10,947,335)    (3,056,339)    (10,657,441)
  Net change in unrealized
    appreciation (depreciation) on
    total investments                   (2,621,841)      1,999,307      (4,415,577)      1,924,610     (2,823,733)       (197,327)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
    operations                         (17,073,523)    (14,362,382)    (15,870,128)     (8,409,304)    (5,299,241)    (10,365,577)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income              (270,048)       (181,630)       (675,134)       (594,356)      (789,947)       (475,398)
  In excess of net investment income            --              --              --              --         (6,442)             --
  From net realized gain on total
    investments                                 --              --              --              --             --              --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                   (270,048)       (181,630)       (675,134)       (594,356)      (796,389)       (475,398)
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTIONS
  Seed money subscriptions                      --              --              --              --             --              --
  Subscriptions                          7,630,220      13,124,548       8,790,097      13,287,200      6,132,071       4,500,228
  Reinvestment of distributions            270,048         181,630         675,134         594,356        796,389         475,398
  Redemptions                           (2,538,510)     (3,612,543)     (3,679,492)     (2,630,912)    (2,109,307)     (1,126,356)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder
      transactions                       5,361,758       9,693,635       5,785,739      11,250,644      4,819,153       3,849,270
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets                             (11,981,813)     (4,850,377)    (10,759,523)      2,246,984     (1,276,477)     (6,991,705)
NET ASSETS
  Beginning of period                   52,518,553      57,368,930      62,312,559      60,065,575     35,014,462      42,006,167
---------------------------------------------------------------------------------------------------------------------------------
  End of period                       $ 40,536,740    $ 52,518,553    $ 51,553,036    $ 62,312,559    $33,737,985    $ 35,014,462
=================================================================================================================================
CHANGE IN FUND SHARES:
  Shares outstanding, beginning of
    period                               3,597,705       3,023,424       3,073,175       2,548,837      2,718,045       2,450,480
---------------------------------------------------------------------------------------------------------------------------------
  Seed money shares sold                        --              --              --              --             --              --
  Shares sold                              596,359         821,506         483,960         630,311        515,573         313,108
  Shares issued in reinvestment of
    distributions                           26,685          12,297          44,446          29,120         75,344          37,286
  Shares redeemed                         (228,467)       (259,522)       (213,292)       (135,093)      (172,156)        (82,829)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      shares outstanding                   394,577         574,281         315,114         524,338        418,761         267,565
---------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period      3,992,282       3,597,705       3,388,289       3,073,175      3,136,806       2,718,045
=================================================================================================================================

 84  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  LARGE-CAP           SMALL-CAP          REAL ESTATE
                                                                 VALUE FUND          EQUITY FUND       SECURITIES FUND
                                        SOCIAL CHOICE         -----------------   -----------------   ------------------
         STOCK INDEX FUND                EQUITY FUND           FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
    ---------------------------   -------------------------   SEPTEMBER 4, 2002   SEPTEMBER 4, 2002   SEPTEMBER 4, 2002
        FOR THE YEARS ENDED          FOR THE YEARS ENDED        (COMMENCEMENT       (COMMENCEMENT       (COMMENCEMENT
           DECEMBER 31,                 DECEMBER 31,          OF OPERATIONS) TO   OF OPERATIONS) TO   OF OPERATIONS) TO
    ---------------------------   -------------------------     DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
        2002           2001          2002          2001             2002                2002                 2002
------------------------------------------------------------------------------------------------------------------------
    $  1,442,486   $  1,143,306   $   338,716   $   285,620      $   137,113         $   107,425         $   351,280
      (1,309,538)    (2,721,117)   (1,768,445)     (224,279)        (884,533)           (735,216)           (173,897)
     (23,026,345)    (9,366,058)   (4,155,500)   (3,459,160)         752,652             425,165            (306,956)
------------------------------------------------------------------------------------------------------------------------
     (22,893,397)   (10,943,869)   (5,585,229)   (3,397,819)           5,232            (202,626)           (129,573)
------------------------------------------------------------------------------------------------------------------------
      (1,662,404)      (884,743)     (354,834)     (264,649)        (130,150)           (100,615)           (254,446)
              --             --            --            --               --                  --                  --
              --       (237,966)           --       (41,595)              --                  --             (34,374)
------------------------------------------------------------------------------------------------------------------------
      (1,662,404)    (1,122,709)     (354,834)     (306,244)        (130,150)           (100,615)           (288,820)
------------------------------------------------------------------------------------------------------------------------
              --             --            --            --       20,100,000          20,100,000          20,100,000
      25,290,068     20,525,706     3,513,699     3,067,862           73,481             147,184             410,934
       1,662,404      1,122,709       354,834       306,244          130,150             100,615             288,820
      (8,133,758)    (4,386,156)     (578,729)     (313,783)            (500)               (227)           (187,333)
------------------------------------------------------------------------------------------------------------------------
      18,818,714     17,262,259     3,289,804     3,060,323       20,303,131          20,347,572          20,612,421
------------------------------------------------------------------------------------------------------------------------
      (5,737,087)     5,195,681    (2,650,259)     (643,740)      20,178,213          20,044,331          20,194,028
      94,516,560     89,320,879    25,333,329    25,977,069               --                  --                  --
------------------------------------------------------------------------------------------------------------------------
    $ 88,779,473   $ 94,516,560   $22,683,070   $25,333,329      $20,178,213         $20,044,331         $20,194,028
========================================================================================================================
       3,865,957      3,197,028     1,229,008     1,086,907               --                  --                  --
------------------------------------------------------------------------------------------------------------------------
              --             --            --            --          804,000             804,000             804,000
       1,147,575        795,908       190,868       142,451            2,952               5,757              16,761
          88,567         45,585        22,163        14,752            5,267               4,074              11,886
        (394,669)      (172,564)      (31,873)      (15,102)             (20)                 (9)             (7,630)
------------------------------------------------------------------------------------------------------------------------
         841,473        668,929       181,158       142,101          812,199             813,822             825,017
------------------------------------------------------------------------------------------------------------------------
       4,707,430      3,865,957     1,410,166     1,229,008          812,199             813,822             825,017
========================================================================================================================

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   85

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------

                                            GROWTH EQUITY FUND                       GROWTH & INCOME FUND
                                  ---------------------------------------   ---------------------------------------
                                                         FOR THE PERIOD                            FOR THE PERIOD
                                                          MARCH 1, 2000                             MARCH 1, 2000
                                  FOR THE YEARS ENDED     (COMMENCEMENT     FOR THE YEARS ENDED     (COMMENCEMENT
                                     DECEMBER 31,       OF OPERATIONS) TO      DECEMBER 31,       OF OPERATIONS) TO
                                  -------------------     DECEMBER 31,      -------------------     DECEMBER 31,
                                    2002       2001          2000(A)          2002       2001          2000(A)
-------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net asset value, beginning of
    period                        $ 14.60    $ 18.97         $ 25.00        $ 20.28    $ 23.57         $ 25.00
-------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment
    operations:
  Net investment income              0.07(b)    0.05            0.05           0.21(b)    0.20            0.19
  Net realized and unrealized
    gain (loss) on total
    investments                     (4.45)     (4.37)          (6.03)         (5.07)     (3.29)          (1.33)
-------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from
    investment operations           (4.38)     (4.32)          (5.98)         (4.86)     (3.09)          (1.14)
-------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income           (0.07)     (0.05)          (0.05)         (0.20)     (0.20)          (0.18)
    In excess of net investment
      income                           --         --              --             --         --           (0.01)
    Net realized gains                 --         --              --             --         --           (0.10)
-------------------------------------------------------------------------------------------------------------------
    Total distributions             (0.07)     (0.05)          (0.05)         (0.20)     (0.20)          (0.29)
-------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period   $10.15     $14.60          $18.97         $15.22     $20.28          $23.57
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                      (30.01)%   (22.81)%        (23.89)%       (23.95)%   (13.13)%         (4.55)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period
    (in thousands)                $40,537    $52,519         $57,369        $51,553    $62,313         $60,066
  Ratio of expenses to average
    net assets before expense
    waiver                           0.43%      0.46%           0.39%          0.41%      0.44%           0.37%
  Ratio or expenses to average
    net assets after expense
    waiver                           0.25%      0.25%           0.21%          0.23%      0.23%           0.19%
  Ratio of net investment income
    to average net assets            0.61%      0.35%           0.25%          1.18%      1.04%           0.84%
  Portfolio turnover rate           54.09%     41.77%          35.54%        112.35%     61.92%          20.43%
  (a) The percentages shown for
    this period are not
    annualized.
  (b) Based on average shares
    outstanding.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                         INTERNATIONAL EQUITY FUND
                                  ---------------------------------------
                                                         FOR THE PERIOD
                                                          MARCH 1, 2000
                                  FOR THE YEARS ENDED     (COMMENCEMENT
                                     DECEMBER 31,       OF OPERATIONS) TO
                                  -------------------     DECEMBER 31,
                                    2002       2001          2000(A)
--------------------------------  ---------------------------------------
SELECTED PER SHARE DATA
  Net asset value, beginning of
    period                        $ 12.88    $ 17.14         $ 25.00
-------------------------------------------------------------------------------------------
  Gain (loss) from investment
    operations:
  Net investment income              0.20(b)    0.18            0.15
  Net realized and unrealized
    gain (loss) on total
    investments                     (2.06)     (4.26)          (7.89)
--------------------------------------------------------------------------------------------------------------
  Total gain (loss) from
    investment operations           (1.86)     (4.08)          (7.74)
-------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income           (0.19)     (0.18)          (0.12)
    In excess of net investment
      income                        (0.07)        --              --
    Net realized gains                 --         --              --
-------------------------------------------------------------------------------------------------------------------
    Total distributions             (0.26)     (0.18)          (0.12)
-------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period   $10.76     $12.88          $17.14
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                      (14.40)%   (23.81)%        (30.94)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period
    (in thousands)                $33,738    $35,014         $42,006
  Ratio of expenses to average
    net assets before expense
    waiver                           0.49%      0.53%           0.44%
  Ratio or expenses to average
    net assets after expense
    waiver                           0.29%      0.29%           0.25%
  Ratio of net investment income
    to average net assets            1.68%      1.33%           0.88%
  Portfolio turnover rate           52.82%    102.48%          79.47%
  (a) The percentages shown for
    this period are not
    annualized.
  (b) Based on average shares
    outstanding.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

 86  TIAA-CREF Life Funds 2002 ANNUAL REPORT
                       See Notes To Financial Statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                              LARGE-CAP
                                                                                                             VALUE FUND
                      STOCK INDEX FUND                                 SOCIAL CHOICE EQUITY FUND          -----------------
-------------------------------------------------------------   ---------------------------------------    FOR THE PERIOD
                                             FOR THE PERIOD                            FOR THE PERIOD       SEPTEMBER 4,
                                            DECEMBER 1, 1998                            MARCH 1, 2000           2002
                                              (COMMENCEMENT     FOR THE YEARS ENDED     (COMMENCEMENT       (COMMENCEMENT
    FOR THE YEARS ENDED DECEMBER 31,        OF OPERATIONS) TO      DECEMBER 31,       OF OPERATIONS) TO   OF OPERATIONS) TO
-----------------------------------------     DECEMBER 31,      -------------------     DECEMBER 31,        DECEMBER 31,
     2002      2001      2000      1999          1998(A)          2002       2001          2000(A)             2002(A)
---------------------------------------------------------------------------------------------------------------------------
    $ 24.45   $ 27.94   $ 31.11   $ 26.05        $ 25.00        $ 20.61    $ 23.90         $ 25.00             $ 25.00
---------------------------------------------------------------------------------------------------------------------------
       0.33(b)    0.30     0.29      0.26           0.05           0.26(b)    0.24            0.23                0.17(b)
      (5.56)    (3.50)    (2.58)     5.26           1.05          (4.52)     (3.28)          (0.93)              (0.17)
---------------------------------------------------------------------------------------------------------------------------
      (5.23)    (3.20)    (2.29)     5.52           1.10          (4.26)     (3.04)          (0.70)                 --
---------------------------------------------------------------------------------------------------------------------------
      (0.36)    (0.23)    (0.29)    (0.26)         (0.05)         (0.26)     (0.22)          (0.23)              (0.16)
         --        --        --        --             --             --         --              --                  --
         --     (0.06)    (0.59)    (0.20)            --             --      (0.03)          (0.17)                 --
---------------------------------------------------------------------------------------------------------------------------
      (0.36)    (0.29)    (0.88)    (0.46)         (0.05)         (0.26)     (0.25)          (0.40)              (0.16)
---------------------------------------------------------------------------------------------------------------------------
    $ 18.86   $ 24.45   $ 27.94   $ 31.11        $ 26.05        $ 16.09    $ 20.61         $ 23.90             $ 24.84
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    (21.38)%  (11.44)%   (7.38)%    21.20%          4.41%       (20.68)%   (12.72)%         (2.80)%               0.01%
    $88,779   $94,517   $89,321   $54,341        $26,212        $22,683    $25,333         $25,977             $20,178
       0.26%     0.30%     0.30%     0.30%          0.03%          0.34%      0.39%           0.33%               0.08%
       0.07%     0.07%     0.07%     0.07%          0.01%          0.17%      0.18%           0.15%               0.08%
       1.56%     1.28%     1.14%     1.28%          0.22%          1.43%      1.15%           0.92%               0.69%
       8.68%     7.85%    16.48%    14.22%          0.00%         27.21%      9.83%           4.94%              94.30%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

         SMALL-CAP          REAL ESTATE
        EQUITY FUND       SECURITIES FUND
     -----------------   -----------------
---   FOR THE PERIOD      FOR THE PERIOD
       SEPTEMBER 4,        SEPTEMBER 4,
           2002                2002
       (COMMENCEMENT       (COMMENCEMENT
     OF OPERATIONS) TO   OF OPERATIONS) TO
---    DECEMBER 31,        DECEMBER 31,
          2002(A)             2002(A)
---  -------------------------------------
          $ 25.00             $ 25.00
------------------------------------------------------------
             0.13(b)             0.44(b)
            (0.38)              (0.61)
-------------------------------------------------------------------------------
            (0.25)              (0.17)
--------------------------------------------------------------------------------------------------
            (0.12)              (0.31)
               --                  --
               --               (0.04)
---------------------------------------------------------------------------------------------------------------------
            (0.12)              (0.35)
---------------------------------------------------------------------------------------------------------------------------
          $ 24.63             $ 24.48
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
           (0.98)%             (0.65)%
          $20,044             $20,194
             0.03%               0.08%
             0.03%               0.08%
             0.55%               1.80%
            57.41%             117.16%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                       See Notes To Financial Statements
                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   87

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Life Funds (the "Funds") is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of eight series (each referred to as a "Fund"). TIAA-CREF Life Separate Accounts (the "Accounts"), which are registered with the Commission as unit investment trusts under the 1940 Act, have various sub-accounts which correspond to and invest in each of the Funds. The Accounts are separate accounts of TIAA-CREF Life Insurance Company ("TIAA-CREF Life"), which is a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"). The Stock Index Fund commenced operations on December 1, 1988 with a seed money investment by TIAA. The Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. The Large-Cap Value, the Small-Cap Equity and the Real Estate Securities Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. At December 31, 2002, the Account and TIAA held the following amounts in the Funds:

                                                      ACCOUNT                 TIAA
                                                    -----------            -----------
Growth Equity Fund                                  $19,961,970            $20,574,770
Growth & Income Fund                                 20,044,494             31,508,542
International Equity Fund                            11,231,791             22,506,194
Stock Index Fund                                     68,383,111             20,396,362
Social Choice Equity Fund                             5,865,903             16,817,167
Large-Cap Value Fund                                    173,267             20,004,946
Small-Cap Equity Fund                                   241,281             19,803,050
Real Estate Securities Fund                             325,808             19,868,220

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-

 88  TIAA-CREF Life Funds 2002 ANNUAL REPORT

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)

market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income and realized gains, if any, are declared and paid annually. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

FEDERAL INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, and will not be subject to federal income taxes to the extent that they distribute substantially all taxable income each year and comply with various other code requirements. At December 31, 2002, the following Funds had capital loss carryovers which will begin to expire in 2008 and capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following year.

                                   CAPITAL LOSS CARRYOVER    POST-OCTOBER LOSSES
                                   ----------------------    -------------------
Growth Equity Fund                       25,089,004                5,682,074
Growth & Income Fund                     14,121,176                5,494,334
International Equity Fund                24,007,720                  300,549
Stock Index Fund                          2,533,627                   48,690
Social Choice Equity Fund                 1,962,485                       --
Large-Cap Value Fund                        554,523                   33,009
Small-Cap Equity Fund                       207,966                  135,343
Real Estate Securities Fund                      --                    5,149

NOTE 2. MANAGEMENT AGREEMENT

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of an Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. Through October 27, 2002, Advisors waived its right to receive a portion of its fee from each Fund, as indicated below. Effective October 28, 2002, for the following Funds the waiver was eliminated and the investment management fee was lowered to the amount that was previously the net fee, except for the Stock Index and the Social Choice Equity Funds where the net fee was lowered to 0.06% and 0.07%, respectively. For the periods indicated, Advisors received the following annual percentage of each Fund's average daily net assets:

                              EFFECTIVE THROUGH OCTOBER 27, 2002           EFFECTIVE
                          ------------------------------------------    OCTOBER 28, 2002
                                                      MANAGEMENT FEE    ----------------
                          MANAGEMENT FEE    WAIVER     AFTER WAIVER      MANAGEMENT FEE
                          --------------    ------    --------------    ----------------
Growth Equity Fund            0.46%         0.21%         0.25%               0.25%
Growth & Income Fund          0.44%         0.21%         0.23%               0.23%
International Equity
  Fund                        0.53%         0.24%         0.29%               0.29%
Stock Index Fund              0.30%         0.23%         0.07%               0.06%
Social Choice Equity
  Fund                        0.39%         0.21%         0.18%               0.07%

                                  EFFECTIVE SEPTEMBER 4, 2002
                                  ---------------------------
                                        MANAGEMENT FEE
                                        --------------
Large-Cap Value Fund                         0.24%
Small-Cap Equity Fund                        0.10%
Real Estate Securities Fund                  0.25%

                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   89

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)

NOTE 3. INVESTMENTS

Purchases and sales of securities, other than short-term money market instruments, for the periods ended December 31, 2002 were as follows:

                                 NON-GOVERNMENT    GOVERNMENT    NON-GOVERNMENT    GOVERNMENT
                                   PURCHASES       PURCHASES         SALES           SALES
                                 --------------    ----------    --------------    ----------
Growth Equity Fund                $29,941,610       $332,364      $24,752,988       $  8,943
Growth & Income Fund               68,010,877        339,526       62,351,896        100,851
International Equity               23,571,916             --       18,292,628             --
Stock Index Fund                   26,594,347        140,575        7,973,676         27,431
Social Choice Equity Fund           8,841,346         52,810        5,614,589          1,918
Large-Cap Value Fund               38,842,247             --       18,605,081             --
Small-Cap Equity Fund              31,603,941             --       11,266,037             --
Real Estate Securities Fund        40,287,437             --       20,368,793             --

At December 31, 2002, the Stock Index Fund owns 148,291 shares of the Institutional Equity Index Fund representing 0.10% of the outstanding shares.

NOTE 4. TRUSTEE FEES

The Funds pay their Trustees, who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during 2002 and 2001 were as follows:

                                           2002                                 2001
                            -----------------------------------   ---------------------------------
                                         LONG-TERM                           LONG-TERM
                             ORDINARY     CAPITAL                 ORDINARY    CAPITAL
                              INCOME       GAIN        TOTAL       INCOME      GAIN        TOTAL
                            ----------   ---------   ----------   --------   ---------   ----------
Growth Equity Fund          $  270,048    $    --    $  270,048   $181,630   $     --    $  181,630
Growth & Income Fund           675,134         --       675,134    594,356         --       594,356
International Equity           796,389         --       796,389    475,398         --       475,398
Stock Index Fund             1,662,404         --     1,662,404    931,890    190,819     1,122,709
Social Choice Equity Fund      354,834         --       354,834    306,244         --       306,244
Large-Cap Value Fund           130,150         --       130,150         --         --            --
Small-Cap Equity Fund          100,615         --       100,615         --         --            --
Real Estate Securities
  Fund                         278,624     10,196       288,820         --         --            --

As of December 31, 2002, the components of distributable earnings, on a tax basis, were as follows:

                                                                               UNREALIZED
                                                           UNDISTRIBUTED      APPRECIATION
                                                          ORDINARY INCOME    (DEPRECIATION)
                                                          ---------------    --------------
Growth Equity Fund                                           $ 11,474         $(18,428,644)
Growth & Income Fund                                           16,520           (9,953,049)
International Equity                                               --           (9,216,516)
Stock Index Fund                                               22,013          (35,852,560)
Social Choice Equity Fund                                       3,045           (8,928,233)
Large-Cap Value Fund                                            6,963              455,651
Small-Cap Equity Fund                                           6,810               33,258
Real Estate Securities Fund                                    18,084             (428,554)

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies.

 90  TIAA-CREF Life Funds 2002 ANNUAL REPORT

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Concluded)

NOTE 6. LINE OF CREDIT

The Funds share in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility will be charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 2002, there were no borrowings under this credit facility by the Funds.

                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   91

  [ERNST & YOUNG LOGO]                                  ERNST & YOUNG LLP             Phone: (212) 773-3000
                                                          5 Times Square                   www.ey.com
                                                        New York, NY 10036

--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Life Funds

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Life Funds (comprising, respectively, the Growth Equity, Growth & Income, International Equity, Stock Index, Social Choice Equity, Large-Cap Value, Small-Cap Equity and Real Estate Securities Funds) as of December 31, 2002, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting TIAA-CREF Life Funds at December 31, 2002, and the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                  [/s/ ERNST & YOUNG LLP]

February 7, 2003

 92  TIAA-CREF Life Funds 2002 ANNUAL REPORT

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

NAME, ADDRESS AND AGE   POSITION(S) HELD WITH FUND  TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)         NUMBER OF
                                                    LENGTH OF TIME SERVED          DURING PAST 5 YEARS           PORTFOLIOS IN
                                                                                                                 FUND COMPLEX
                                                                                                                 OVERSEEN BY
                                                                                                                 TRUSTEE
MARTIN J. GRUBER        Trustee                     Indefinite term.       Nomura Professor of Finance, New            51
New York University                                 Trustee since 2001.    York University, Stern School of
Stern School of                                                            Business. Formerly, Chairman,
Business                                                                   Department of Finance, New York
Henry Kaufman                                                              University, Stern School of
Management                                                                 Business, and Trustee of TIAA,
Education Center                                                           1996-2000.
44 West 4th Street,
Suite 988
New York, NY 10012
Age: 65
NANCY L. JACOB          Trustee                     Indefinite term.       President and Managing Principal,           51
Windermere Investment                               Trustee since 2001.    Windermere Investment Associates.
Associates                                                                 Formerly, Chairman and Chief
121 S.W. Morrison                                                          Executive Officer, CTC Consulting,
Street,                                                                    Inc., and Executive Vice President,
Suite 925                                                                  U.S. Trust of the Pacific Northwest.
Portland, OR 97204
Age: 60
STEPHEN A. ROSS         Trustee                     Indefinite term.       Franco Modigliani Professor of              51
Sloan School of                                     Trustee since 2001.    Finance and Economics, Sloan School
Management                                                                 of Management, Massachusetts
Massachusetts                                                              Institute of Technology. Co-
Institute of                                                               chairman, Roll & Ross Asset
Technology                                                                 Management Corp. Formerly, Sterling
77 Massachusetts                                                           Professor of Economics and Finance,
Avenue                                                                     Yale School of Management, Yale
Cambridge, MA 02139                                                        University.
Age: 58
NESTOR V. SANTIAGO      Trustee                     Indefinite term.       Vice President and Chief Investment         51
Howard Hughes Medical                               Trustee since 2001.    Officer, Howard Hughes Medical
Institute                                                                  Institute. Formerly, Investment
4000 Jones Bridge Road                                                     Advisor/Head of Investment Office,
Chevy Chase, MD 20815                                                      International Monetary Fund.
Age: 53
MACEO K. SLOAN          Trustee                     Indefinite term.       Chairman and Chief Executive                51
NCM Capital Management                              Trustee since 2001.    Officer, Sloan Financial Group, Inc.
Group, Inc.                                                                and NCM Capital Management Group,
103 West Main Street,                                                      Inc., since 1991.
Suite 400
Durham, NC 27701-3638
Age: 53
ROBERT W. VISHNY        Trustee                     Indefinite term.       Eric J. Gleacher Distinguished              51
University of Chicago                               Trustee since 2001.    Service Professor of Finance,
Graduate School of                                                         University of Chicago, Graduate
Business                                                                   School of Business. Founding
1101 East 58th Street                                                      Partner, LSV Asset Management.
Chicago, IL 60627
Age: 43

NAME, ADDRESS AND AGE   OTHER DIRECTORSHIPS
                        HELD BY TRUSTEE

MARTIN J. GRUBER        Director, Deutsche
New York University     Asset Management
Stern School of         B.T. Funds, Japan
Business                Equity Fund, Inc.,
Henry Kaufman           Singapore Equity
Management              Fund, Inc., the Thai
Education Center        Equity Fund, Inc.
44 West 4th Street,     and the DB Hedge
Suite 988               Securities Fund,
New York, NY 10012      L.L.C.
Age: 65
NANCY L. JACOB          None
Windermere Investment
Associates
121 S.W. Morrison
Street,
Suite 925
Portland, OR 97204
Age: 60
STEPHEN A. ROSS         Director, Freddie
Sloan School of         Mac; Co- Chairman,
Management              Roll & Ross Asset
Massachusetts           Management Corp.;
Institute of            and Principal, IV
Technology              Capital, Ltd.
77 Massachusetts
Avenue
Cambridge, MA 02139
Age: 58
NESTOR V. SANTIAGO      Director, Bank-Fund
Howard Hughes Medical   Credit Union and
Institute               Emerging Markets
4000 Jones Bridge Road  Growth Fund, Inc.
Chevy Chase, MD 20815
Age: 53
MACEO K. SLOAN          Director, SCANA
NCM Capital Management  Corporation and M&F
Group, Inc.             Bancorp, Inc.
103 West Main Street,
Suite 400
Durham, NC 27701-3638
Age: 53
ROBERT W. VISHNY        None
University of Chicago
Graduate School of
Business
1101 East 58th Street
Chicago, IL 60627
Age: 43

                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   93

INTERESTED TRUSTEES AND OFFICERS

NAME, ADDRESS AND AGE   POSITION(S) HELD WITH FUND  TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)         NUMBER OF
                                                    LENGTH OF TIME SERVED          DURING PAST 5 YEARS           PORTFOLIOS IN
                                                                                                                 FUND COMPLEX
                                                                                                                 OVERSEEN BY
                                                                                                                 TRUSTEE
HERBERT M. ALLISON,     President and Chief         Indefinite term.       Chairman, President and Chief               51
JR.(1)                  Executive Officer           President and Chief    Executive Officer, TIAA. President
TIAA-CREF                                           Executive Officer      and Chief Executive Officer of
730 Third Avenue                                    since 2002.            TIAA-CREF Life Funds, CREF, TIAA-
New York, NY                                                               CREF Mutual Funds, TIAA-CREF
10017-3206                                                                 Institutional Mutual Funds and TIAA
Age: 59                                                                    Separate Account VA-1 (these funds
                                                                           are collectively referred to as the
                                                                           "TIAA-CREF Funds"). Formerly,
                                                                           President and Chief Executive
                                                                           Officer of University Alliance for
                                                                           Life-Long Learning, Inc.,
                                                                           2000 - October 2002. National
                                                                           Finance Chairman, Presidential
                                                                           Campaign of Senator John McCain,
                                                                           1999-2000. President, Chief
                                                                           Operating Officer and Member of the
                                                                           Board of Directors of Merrill Lynch
                                                                           & Co., Inc., 1997-1999.
MARTIN L. LEIBOWITZ(1)  Trustee, Vice Chairman and  Indefinite terms.      Vice Chairman and Chief Investment          51
TIAA-CREF               Chief Investment Officer    Trustee since 2001.    Officer of the TIAA-CREF Funds and
730 Third Avenue                                    Vice Chairman and      TIAA. Member of Board of Managers
New York, NY                                        Chief Investment       and President of TIAA-CREF
10017-3206                                          Officer since 2001.    Investment Management, LLC
Age: 66                                             Chief Investment       ("Investment Management"). Director
                                                    Officer since 1998.    and President of Teachers Advisors,
                                                                           Inc. ("Advisors"). Director of
                                                                           TIAA-CREF Life Insurance Company
                                                                           ("TIAA-CREF Life").
BEVIS LONGSTRETH(2)     Trustee                     Indefinite term.       Retired Partner, Debevoise &                51
Debevoise & Plimpton                                Trustee since 2001.    Plimpton. Formerly, Partner and Of
919 Third Avenue                                                           Counsel of Debevoise & Plimpton,
New York, NY                                                               Adjunct Professor at Columbia
10022-6225                                                                 University School of Law and
Age: 69                                                                    Commissioner of the U.S. Securities
                                                                           and Exchange Commission.
RICHARD J. ADAMSKI(1)   Vice President and          Indefinite term. Vice  Vice President and Treasurer of the        N/A
TIAA-CREF               Treasurer                   President and          TIAA-CREF Funds and TIAA. Vice
730 Third Avenue                                    Treasurer since 1998.  President and Treasurer of
New York, NY                                                               Investment Management, Services,
10017-3206                                                                 TPIS, Advisors, TIAA-CREF Life, and
Age: 61                                                                    TIAA-CREF Tuition Financing, Inc.
                                                                           ("Tuition Financing").
C. VICTORIA APTER(1)    Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue                                    President since 2001.  Vice President, Retirement Services,
New York, NY                                                               CREF and TIAA.
10017-3206
Age: 60
SCOTT C. EVANS(1)       Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Executive
730 Third Avenue                                    President since 1998.  Vice President of Investment
New York, NY                                                               Management and Advisors and Director
10017-3206                                                                 of TIAA-CREF Life.
Age: 43
MARTIN E. GALT, III(1)  President                   Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Served since 2000.     TIAA-CREF Funds and TIAA and
730 Third Avenue                                                           President, TIAA-CREF Investment
New York, NY                                                               Products. Formerly, Executive Vice
10017-3206                                                                 President and President,
Age: 61                                                                    Institutional Investments, Bank of
                                                                           America, and Principal Investment
                                                                           Officer, NationsBank. Director and
                                                                           President of Tuition Financing and
                                                                           TPIS and Director of TIAA-CREF Life
                                                                           and TIAA-CREF Trust Company.
RICHARD L. GIBBS(1)     Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Executive
730 Third Avenue                                    President since 1998.  Vice President, Investment
New York, NY                                                               Management, Advisors and Tuition
10017-3206                                                                 Financing and Director of TIAA-CREF
Age: 55                                                                    Life and Tuition Financing.
DON W. HARRELL(1)       Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Director
730 Third Avenue                                    President since 1998.  of TIAA-CREF Life.
New York, NY
10017-3206
Age: 65
IRA J. HOCH(1)          Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue                                    President since 2001.  Vice President, Retirement Services,
New York, NY                                                               CREF and TIAA.
10017-3206
Age: 52

NAME, ADDRESS AND AGE   OTHER DIRECTORSHIPS
                        HELD BY TRUSTEE

HERBERT M. ALLISON,     Board Member,
JR.(1)                  Forbes.com, Inc.
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 59

MARTIN L. LEIBOWITZ(1)  None
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 66

BEVIS LONGSTRETH(2)     Member of the Board
Debevoise & Plimpton    of Directors of
919 Third Avenue        AMVESCAP, plc and
New York, NY            Chairman of the
10022-6225              Finance Committee of
Age: 69                 the Rockefeller
                        Family Fund.
RICHARD J. ADAMSKI(1)   N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 61

C. VICTORIA APTER(1)    N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 60
SCOTT C. EVANS(1)       N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 43
MARTIN E. GALT, III(1)  N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 61

RICHARD L. GIBBS(1)     N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 55
DON W. HARRELL(1)       N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 65
IRA J. HOCH(1)          N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 52

 94  TIAA-CREF Life Funds 2002 ANNUAL REPORT

INTERESTED TRUSTEES AND OFFICERS -- (CONCLUDED)

NAME, ADDRESS AND AGE   POSITION(S) HELD WITH FUND  TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)         NUMBER OF
                                                    LENGTH OF TIME SERVED          DURING PAST 5 YEARS           PORTFOLIOS IN
                                                                                                                 FUND COMPLEX
                                                                                                                 OVERSEEN BY
                                                                                                                 TRUSTEE
MATINA S. HORNER(1)     Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Director
730 Third Avenue                                    President since 1998.  of TIAA-CREF Life.
New York, NY
10017-3206
Age: 63
E. LAVERNE JONES(1)     Vice President and          Indefinite term. Vice  Vice President and Corporate               N/A
TIAA-CREF               Corporate Secretary         President and          Secretary of the TIAA-CREF Funds and
730 Third Avenue                                    Corporate Secretary    TIAA.
New York, NY                                        since 2001.
10017-3206
Age: 53
HARRY I.                Executive Vice President    Indefinite term.       Executive Vice President and Chief         N/A
KLARISTENFELD(1)        and Chief Actuary           Executive Vice         Actuary of the TIAA-CREF Funds and
TIAA-CREF                                           President and Chief    TIAA. Formerly, Vice President and
730 Third Avenue                                    Actuary since 2001.    Chief Actuary, Retirement Services,
New York, NY                                                               CREF and TIAA. Executive Vice
10017-3206                                                                 President and Chief Actuary of
Age: 52                                                                    Services.
FRANCES NOLAN(1)        Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue                                    President since 2001.  Vice President, Retirement Services,
New York, NY                                                               CREF and TIAA.
10017-3206
Age: 45
BERTRAM L. SCOTT(1)     Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                                    President since 2001.  Chairman of the Board, President and
New York, NY                                                               Chief Executive Officer of TIAA-
10017-3206                                                                 CREF Life. Formerly, President and
Age: 51                                                                    Chief Executive Officer, Horizon
                                                                           Mercy.
DEANNE J.               Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
SHALLCROSS(1)                                       Executive Vice         TIAA-CREF Funds and TIAA. Formerly,
TIAA-CREF                                           President since 2001.  Vice President, Marketing, CREF and
730 Third Avenue                                                           TIAA. Executive Vice President of
New York, NY                                                               Services.
10017-3206
Age: 53
DAVID A. SHUNK(1)       Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue                                    President since 2001.  Vice President, Institutional &
New York, NY                                                               Individual Consulting Services, CREF
10017-3206                                                                 and TIAA. President and Chief
Age: 56                                                                    Executive Officer of Services and
                                                                           Director of TIAA-CREF Trust Company.
JOHN A. SOMERS(1)       Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Executive
730 Third Avenue                                    President since 1998.  Vice President of Investment
New York, NY                                                               Management and Advisors and Director
10017-3206                                                                 of TIAA-CREF Life.
Age: 58
CHARLES H. STAMM(1)     Executive Vice President    Indefinite term.       Executive Vice President and General       N/A
TIAA-CREF                                           Executive Vice         Counsel of the TIAA-CREF Funds and
730 Third Avenue                                    President since 1998.  TIAA. Trustee of Services. Director
New York, NY                                                               of TPIS, Advisors, TIAA-CREF Trust
10017-3206                                                                 Company, Tuition Financing and TIAA-
Age: 64                                                                    CREF Life. Member of Board of
                                                                           Managers of Investment Management.
MARY ANN WERNER(1)      Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                                    President since 2001.  President, TIAA Shared Services.
New York, NY                                                               Formerly, Vice President, CREF and
10017-3206                                                                 TIAA. Executive Vice President of
Age: 57                                                                    Services and Director of TIAA-CREF
                                                                           Life.
JAMES A. WOLF(1)        Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                                    President since 2001.  President, TIAA Retirement Services.
New York, NY                                                               Formerly, Vice President, Retirement
10017-3206                                                                 Services, CREF and TIAA. Trustee of
Age: 57                                                                    Services and Director of TIAA-CREF
                                                                           Life.

NAME, ADDRESS AND AGE   OTHER DIRECTORSHIPS
                        HELD BY TRUSTEE

MATINA S. HORNER(1)     N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 63
E. LAVERNE JONES(1)     N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 53
HARRY I.                N/A
KLARISTENFELD(1)
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 52
FRANCES NOLAN(1)        N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 45
BERTRAM L. SCOTT(1)     N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 51
DEANNE J.               N/A
SHALLCROSS(1)
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 53
DAVID A. SHUNK(1)       N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 56
JOHN A. SOMERS(1)       N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 58
CHARLES H. STAMM(1)     N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 64
MARY ANN WERNER(1)      N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 57
JAMES A. WOLF(1)        N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 57

1 The following individuals are "interested persons" under the Investment
  Company Act (the "Act") because they are officers of the TIAA-CREF Life Funds:
  Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Allison, Evans, Galt, Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

2 Mr. Longstreth may be considered an "interested person" under the Act because he is associated with a law firm that has acted as counsel to the TIAA-CREF Life Funds or their affiliates.

The Statement of Additional Information ("SAI") of the TIAA-CREF Life Funds contains additional information about trustees. You can request a copy of the SAI without charge by calling 800-478-2966.

                                    2002 ANNUAL REPORT TIAA-CREF Life Funds   95

PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES


PRODUCTS AVAILABLE TO EVERYONE


o     TIAA-CREF LIFE AFTER-TAX ANNUITIES

o     TIAA-CREF MUTUAL FUNDS

o     INDIVIDUAL LIFE AND LONG-TERM CARE INSURANCE

o     TIAA-CREF IRAS (ROTH AND TRADITIONAL)

o     TUITION FINANCING PROGRAMS

o     INVESTMENT MANAGEMENT AND RELATED TRUST SERVICES

PRODUCTS AVAILABLE TO PEOPLE IN EDUCATION AND RESEARCH

o     TIAA-CREF RETIREMENT ANNUITIES

o     TIAA-CREF SUPPLEMENTAL RETIREMENT ANNUITIES (SRAS)

o     KEOGHS FROM TIAA-CREF

o     457(B) DEFERRED COMPENSATION PLANS






TIAA-CREF Individual and Institutional Services, Inc., and Teachers Personal Investors Services, Inc., distribute securities products. This booklet must be accompanied or preceded by current prospectuses. For additional copies, call 800 842-2733, ext. 5509. Read them carefully before you invest. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE AND ARE NOT BANK GUARANTEED.

(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017



TIAA-CREF SERVICES


[GRAPHIC COMPUTER]  INTERNET ACCESS

Visit our World Wide Web site:

TIAA-CREF.ORG

Account performance, personal account information and transactions, product information, and form and booklet requests.


[GRAPHIC PHONE]  AUTOMATED TELEPHONE SERVICE

800 842-2252

24 hours a day, 7 days a week

Account performance, personal account information and transactions, and product information.


[GRAPHIC PHONE]  PERSONAL ASSISTANCE

800 223-1200

8 a.m. to 10 p.m. ET, Monday - Friday

For questions about TIAA-CREF Mutual Funds, after-tax annuities, and long-term care and life insurance.


800 842-2776

8 a.m. to 10 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday

For questions about retirement saving and planning, quarterly and annual benefits reports, income payments and options, and tax reports.


[GRAPHIC PHONE]  TIAA-CREF TRUST COMPANY, FSB

888 842-9001

8 a.m. to 5 p.m. CT, Monday - Friday

Asset management, trust administration, estate planning, planned giving, and endowment management.


[GRAPHIC PHONE]  TIAA-CREF TUITION FINANCING, INC.

888 381-8283

8 a.m. to 11 p.m. ET, Monday - Friday

For information on tuition financing programs.


[GRAPHIC COMPUTER]  VARIABLE UNIVERSAL LIFE INFORMATION ONLINE

TIAA-CREF
 www.tiaa-cref.org/lins/index.html

MORNINGSTAR
www.morningstar.com

LIPPER ANALYTICAL SERVICES
www.lipperweb.com

[TIAA-CREF LOGO]        730 Third Avenue
                        New York NY  10017-3206
















[RECYCLE GRAPHIC]Printed on recycled paper                          A10847-02/03

ITEM 9. CONTROLS AND PROCEDURES.

(b) Effective July 2002, the fund accounting and administrative functions previously performed by State Street Bank for the TIAA-CREF Life Funds were transferred over to employees of TIAA. There have been no other significant changes in the registrant's internal controls or in other factors that could significantly affect internal controls, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(b) Section 302 and Section 906 certifications of the principal executive officer and principal financial officer of registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      TIAA-CREF LIFE FUNDS


Date:  February 28, 2003              By: /s/ Martin E. Galt, III
                                          ------------------------------
                                          Martin E. Galt, III
                                          President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date:  February 28, 2003              By: /s/ Martin E. Galt, III
                                          ------------------------------
                                          Martin E. Galt, III
                                          President
                                          (principal executive officer)


Date:  February 28, 2003              By: /s/ Richard L. Gibbs
                                          ------------------------------
                                          Richard L. Gibbs
                                          Executive Vice President
                                          (principal financial officer)

                                  EXHIBIT LIST
                                  ------------


(b) Certifications

    99.CERT Section 302 certification of principal executive officer and principal financial officer

    99.1350CERT  Section 906 certification of principal executive officer and principal financial officer